UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.1%)
Vanguard Windsor II Fund Investor Shares	76,446,754	2,012,079
Vanguard Windsor Fund Investor Shares	80,076,493	1,077,830
Vanguard Morgan Growth Fund Investor Shares	45,302,997	853,961
Vanguard US Growth Fund Investor Shares	44,048,812	851,464
Vanguard PRIMECAP Fund Investor Shares	12,621,343	850,047
Vanguard Explorer Fund Investor Shares	6,813,521	521,711
		6,167,092
International Stock Funds (18.7%)
Vanguard International Value Fund	41,247,518	1,337,657
Vanguard International Growth Fund Investor Shares	67,033,722	1,335,982
		2,673,639
Bond Funds (25.6%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	189,575,128	1,850,253
Vanguard GNMA Fund Investor Shares	165,129,785	1,818,079
		3,668,332
Short-Term Bond Fund (12.6%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	167,850,413	1,811,106

Total Investment Companies (Cost $11,079,404)		14,320,169
Total Investments (100.0%) (Cost $11,079,404)		14,320,169
Other Assets and Liabilities-Net (0.0%)		(3,199)
Net Assets (100%)		14,316,970

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At July 31, 2011, the cost of investment securities for tax purposes was $11,079,404,000. Net unrealized appreciation of investment securities for tax purposes was $3,240,765,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Total International Stock Index Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Argentina (0.0%)
Siderar SAIC Class A	30	—
Telecom Argentina SA Class B	1	—
		—
Australia (5.9%)
BHP Billiton Ltd.	10,195,358	466,193
Commonwealth Bank of Australia	4,917,444	265,914
Westpac Banking Corp.	9,551,651	213,864
Australia & New Zealand Banking Group Ltd.	8,241,798	188,387
National Australia Bank Ltd.	6,888,302	181,365
Rio Tinto Ltd.	1,383,506	121,214
Woolworths Ltd.	3,852,564	113,981
Wesfarmers Ltd.	3,193,243	102,699
Newcrest Mining Ltd.	2,323,311	101,314
Woodside Petroleum Ltd.	1,980,169	83,439
Westfield Group	6,963,809	60,843
QBE Insurance Group Ltd.	3,339,475	60,100
CSL Ltd.	1,716,193	57,856
Origin Energy Ltd.	3,374,922	54,384
Telstra Corp. Ltd.	13,826,477	45,355
AMP Ltd.	8,942,460	44,726
Santos Ltd.	2,777,741	39,301
Brambles Ltd.	4,600,235	34,927
Foster's Group Ltd.	6,156,069	34,105
Macquarie Group Ltd.	1,100,075	33,322
Suncorp Group Ltd.	4,076,414	33,170
Orica Ltd.	1,155,027	32,549
Amcor Ltd.	3,896,075	30,073
Fortescue Metals Group Ltd.	3,944,514	27,327
Iluka Resources Ltd.	1,333,431	25,995
Stockland	7,536,777	25,241
Westfield Retail Trust	9,238,732	24,733
Insurance Australia Group Ltd.	6,610,950	23,774
Transurban Group	4,133,627	23,143
AGL Energy Ltd.	1,449,407	22,576
Incitec Pivot Ltd.	5,187,543	22,473
Coca-Cola Amatil Ltd.	1,795,473	22,302
* QR National Ltd.	5,394,071	19,888
GPT Group	5,605,687	18,537
Alumina Ltd.	7,760,259	18,473
WorleyParsons Ltd.	607,603	18,360
ASX Ltd.	557,241	18,278
Asciano Ltd.	9,225,397	16,873
Lend Lease Group	1,706,331	16,596
Goodman Group	21,773,063	16,248
Wesfarmers Ltd. Price Protected Shares	482,024	15,712
Sonic Healthcare Ltd.	1,166,003	15,571
OZ Minerals Ltd.	1,022,487	15,268
Dexus Property Group	15,311,507	14,543

Crown Ltd.	1,431,684	14,009
Cochlear Ltd.	178,862	13,918
Mirvac Group	10,854,901	13,694
Computershare Ltd.	1,409,764	12,682
* Lynas Corp. Ltd.	5,371,028	12,598
Bendigo and Adelaide Bank Ltd.	1,158,102	11,237
^ Leighton Holdings Ltd.	479,888	11,148
CFS Retail Property Trust	5,853,475	11,120
Metcash Ltd.	2,420,640	11,054
Tatts Group Ltd.	4,147,266	10,574
Boral Ltd.	2,301,016	10,535
Toll Holdings Ltd.	2,109,366	10,479
Campbell Brothers Ltd.	204,888	10,355
MacArthur Coal Ltd.	558,436	9,548
* Echo Entertainment Group Ltd.	2,166,291	9,543
* Atlas Iron Ltd.	2,086,280	9,268
* James Hardie Industries SE	1,400,308	8,794
Sims Metal Management Ltd.	454,049	8,381
OneSteel Ltd.	4,236,447	8,200
Challenger Ltd.	1,519,015	8,155
Commonwealth Property Office Fund	7,798,059	8,147
Ramsay Health Care Ltd.	413,948	7,940
UGL Ltd.	526,964	7,761
TABCORP Holdings Ltd.	2,186,054	7,721
* Treasury Wine Estates Ltd.	2,014,912	7,615
APA Group	1,695,345	7,482
ConnectEast Group	12,631,526	7,347
BlueScope Steel Ltd.	5,768,310	7,199
* Qantas Airways Ltd.	3,490,449	7,074
Seek Ltd.	968,884	7,031
^ Fairfax Media Ltd.	7,127,593	6,885
* PanAust Ltd.	1,522,078	6,849
Aquarius Platinum Ltd.	1,455,292	6,748
Ansell Ltd.	422,849	6,488
Boart Longyear Ltd.	1,454,830	6,452
* Paladin Energy Ltd.	2,160,980	6,209
Investa Office Fund	8,577,613	6,030
2 Spark Infrastructure Group	4,017,374	5,727
Downer EDI Ltd.	1,348,482	5,665
Charter Hall Office REIT	1,544,005	5,631
Bank of Queensland Ltd.	630,618	5,578
^ JB Hi-Fi Ltd.	338,223	5,568
Transfield Services Ltd.	1,498,248	5,496
Primary Health Care Ltd.	1,513,288	5,380
^ David Jones Ltd.	1,609,342	5,295
GrainCorp Ltd.	585,701	5,047
DUET Group	2,930,325	4,974
Caltex Australia Ltd.	422,787	4,944
Monadelphous Group Ltd.	233,740	4,911
Bradken Ltd.	507,690	4,796
Myer Holdings Ltd.	1,827,938	4,634
Newcrest Mining Ltd. ADR	107,626	4,623
* Perseus Mining Ltd.	1,351,664	4,614
CSR Ltd.	1,598,556	4,613
Adelaide Brighton Ltd.	1,539,354	4,434
SP AusNet	4,380,211	4,422
* Sundance Resources Ltd.	7,537,712	4,342
Goodman Fielder Ltd.	4,360,210	4,301

	MAp Group	1,198,377	4,288
	Australian Infrastructure Fund	1,988,697	4,273
	Billabong International Ltd.	640,001	4,135
*	Mount Gibson Iron Ltd.	2,073,600	4,093
	Harvey Norman Holdings Ltd.	1,684,954	4,032
	Mineral Resources Ltd.	299,219	4,012
	Independence Group NL	612,735	3,939
	IOOF Holdings Ltd.	541,563	3,847
*,^ Aurora Oil and Gas Ltd.		1,101,538	3,837
^	Flight Centre Ltd.	161,368	3,806
	Beach Energy Ltd.	3,400,583	3,748
	Aristocrat Leisure Ltd.	1,326,095	3,551
^	carsales.com.au Ltd.	682,699	3,448
	Kingsgate Consolidated Ltd.	352,808	3,436
	DuluxGroup Ltd.	1,194,170	3,419
*	Aquila Resources Ltd.	463,122	3,406
	Medusa Mining Ltd.	437,014	3,386
	Perpetual Ltd.	130,756	3,376
	Seven Group Holdings Ltd.	332,256	3,335
	Charter Hall Retail REIT	953,971	3,267
	Iress Market Technology Ltd.	328,234	3,115
*	Regis Resources Ltd.	1,034,899	3,094
	SAI Global Ltd.	610,978	3,026
*	Mesoblast Ltd.	303,417	3,025
*	Aston Resources Ltd.	253,707	3,012
*	Intrepid Mines Ltd.	1,512,437	2,963
	Linc Energy Ltd.	936,700	2,890
*	Mirabela Nickel Ltd.	1,386,019	2,870
^	Hastings Diversified Utilities Fund	1,618,598	2,855
	Ausdrill Ltd.	777,453	2,781
	Ten Network Holdings Ltd.	2,233,901	2,644
*	Karoon Gas Australia Ltd.	539,538	2,610
^	Platinum Asset Management Ltd.	599,916	2,565
^	Western Areas NL	396,557	2,553
	BWP Trust	1,331,431	2,523
*	Macquarie Atlas Roads Group	1,385,113	2,518
*	Nufarm Ltd.	525,122	2,503
*	Sandfire Resources NL	292,070	2,502
	Southern Cross Media Group Ltd.	1,637,966	2,483
	Emeco Holdings Ltd.	1,959,518	2,473
	Invocare Ltd.	318,036	2,455
	Navitas Ltd.	570,797	2,358
*	Extract Resources Ltd.	272,273	2,336
	NRW Holdings Ltd.	739,604	2,300
*	AWE Ltd.	1,670,103	2,293
	Seven West Media Ltd.	563,535	2,220
	Australand Property Group	802,450	2,212
*	Resolute Mining Ltd.	1,450,340	2,153
	REA Group Ltd.	160,876	2,113
*	Eastern Star Gas Ltd.	2,232,750	2,095
	Pacific Brands Ltd.	2,893,807	2,067
	Mermaid Marine Australia Ltd.	620,812	2,057
*,^ Gindalbie Metals Ltd.		2,375,208	2,057
*	St. Barbara Ltd.	1,011,819	2,046
*	Austar United Communications Ltd.	1,763,388	2,035
	Fleetwood Corp. Ltd.	161,719	2,030
^	Acrux Ltd.	449,857	2,027
	Abacus Property Group	876,272	2,008

	GWA Group Ltd.	699,541	1,995
	GUD Holdings Ltd.	213,791	1,991
*,^ Coalspur Mines Ltd.		1,095,413	1,990
*	Bathurst Resources Ltd.	1,725,383	1,988
	Cabcharge Australia Ltd.	357,350	1,941
*	Discovery Metals Ltd.	1,215,830	1,940
	Cromwell Property Group	2,631,996	1,939
	Sigma Pharmaceuticals Ltd.	3,782,211	1,888
	Spotless Group Ltd.	837,143	1,875
	Super Retail Group Ltd.	244,376	1,871
	Envestra Ltd.	2,463,560	1,838
	Cardno Ltd.	310,290	1,838
	Wotif.com Holdings Ltd.	333,865	1,686
*	Energy World Corp. Ltd.	2,310,492	1,673
	FKP Property Group	2,359,049	1,644
*	Beadell Resources Ltd.	1,775,399	1,643
	APN News & Media Ltd.	1,314,930	1,598
*	Gryphon Minerals Ltd.	775,926	1,594
	Charter Hall Group	688,501	1,581
	Consolidated Media Holdings Ltd.	594,947	1,581
	ARB Corp. Ltd.	191,196	1,543
	Premier Investments Ltd.	251,701	1,533
*	Coal of Africa Ltd.	1,288,905	1,513
	Imdex Ltd.	577,271	1,492
*,^ White Energy Co. Ltd.		631,806	1,486
*	Transpacific Industries Group Ltd.	1,463,628	1,469
*	Mineral Deposits Ltd.	237,514	1,455
*	Ivanhoe Australia Ltd.	515,061	1,445
	TPG Telecom Ltd.	855,916	1,431
	SMS Management & Technology Ltd.	207,397	1,384
*	Cudeco Ltd.	382,500	1,382
*	Centro Retail Group	3,528,738	1,360
*,^ Wah Nam International Holdings Ltd.		8,535,630	1,360
	Panoramic Resources Ltd.	688,566	1,343
	Ardent Leisure Group	1,013,765	1,342
	McMillan Shakespeare Ltd.	131,031	1,334
*,^ Ampella Mining Ltd.		487,303	1,292
*	Dart Energy Ltd.	1,723,585	1,276
	Automotive Holdings Group	564,275	1,268
*	Integra Mining Ltd.	2,401,613	1,256
*	Alkane Resources Ltd.	573,847	1,253
	Macmahon Holdings Ltd.	1,970,671	1,249
*	Northern Iron Ltd.	606,811	1,232
	Sims Metal Management Ltd. ADR	66,577	1,218
*	Silex Systems Ltd.	375,701	1,205
	FlexiGroup Ltd.	519,494	1,200
	Industrea Ltd.	911,258	1,180
*	Australian Agricultural Co. Ltd.	774,565	1,178
	Multiplex SITES Trust	13,176	1,158
*	Nexus Energy Ltd.	3,725,690	1,146
	Ramelius Resources Ltd.	754,806	1,141
	Alesco Corp. Ltd.	349,829	1,101
*	Skilled Group Ltd.	443,738	1,097
*	Bow Energy Ltd.	972,666	1,088
	STW Communications Group Ltd.	988,512	1,018
	Energy Resources of Australia Ltd.	193,312	974
*	Silver Lake Resources Ltd.	434,150	968
	Austal Ltd.	296,791	961

*	Horizon Oil Ltd.	2,750,583	953
	Challenger Diversified Property Group	1,638,930	944
^	Salmat Ltd.	251,125	943
	Infigen Energy	2,567,247	931
*	Rex Minerals Ltd.	366,437	918
	M2 Telecommunications Group Ltd.	262,055	914
	OM Holdings Ltd.	869,620	884
*,^ Guildford Coal Ltd.		627,849	874
*	Murchison Metals Ltd.	1,025,433	873
	Matrix Composites & Engineering Ltd.	117,877	865
*	Saracen Mineral Holdings Ltd.	1,296,124	854
*	Pharmaxis Ltd.	704,223	849
*	Cockatoo Coal Ltd.	1,736,594	848
*	Indophil Resources NL	1,902,530	816
	Miclyn Express Offshore Ltd.	502,090	811
*	Kagara Ltd.	1,209,671	810
	Reject Shop Ltd.	66,947	798
^	iiNET Ltd.	292,730	775
	Peet Ltd.	471,066	749
*	Decmil Group Ltd.	302,780	748
	Forge Group Ltd.	126,343	747
*	Roc Oil Co. Ltd.	2,031,401	747
	Hills Holdings Ltd.	583,220	741
	Minara Resources Ltd.	1,001,013	735
	Aditya Birla Minerals Ltd.	433,441	708
*	Kingsrose Mining Ltd.	436,338	694
	Aspen Group	1,414,497	694
	Austin Engineering Ltd.	130,934	686
*	Hunnu Coal Ltd.	444,922	675
	Programmed Maintenance Services Ltd.	310,287	669
*	Ausenco Ltd.	236,911	658
	Clough Ltd.	834,621	658
^	Challenger Infrastructure Fund Class A	589,804	650
*	Metminco Ltd.	1,956,217	642
*,^ Arafura Resources Ltd.		787,559	634
*	Gunns Ltd.	2,307,391	632
*	Bandanna Energy Ltd.	259,783	624
^	Astro Japan Property Group	205,611	619
*	Grange Resources Ltd.	1,072,900	618
*	Molopo Energy Ltd.	696,347	601
*	Perilya Ltd.	727,136	571
	Sedgman Ltd.	272,236	569
	Mincor Resources NL	542,857	532
*	Biota Holdings Ltd.	488,757	518
*	Tassal Group Ltd.	330,993	516
	PMP Ltd.	884,991	510
	MACA Ltd.	182,832	509
*	Elders Ltd.	1,283,063	500
*	Jupiter Mines Ltd.	906,088	457
	Count Financial Ltd.	395,653	444
	BT Investment Management Ltd.	168,882	417
^	CSG Ltd.	386,287	412
*	Moly Mines Ltd.	501,728	379
*	Carnarvon Petroleum Ltd.	1,767,818	378
*	Aspire Mining Ltd.	571,623	348
*	Platinum Australia Ltd.	1,030,631	344
	Redflex Holdings Ltd.	174,822	339
*	Deep Yellow Ltd.	1,661,126	309

* Metals X Ltd.	1,132,161	298
Customers Ltd.	307,317	288
* Carbon Energy Ltd.	1,190,653	287
* PaperlinX Ltd.	1,724,613	265
Gunns Ltd.	3,440	221
* Nkwe Platinum Ltd.	532,924	161
		3,555,344
Austria (0.3%)
Erste Group Bank AG	599,286	28,652
OMV AG	518,444	20,666
Voestalpine AG	346,393	17,932
Telekom Austria AG	1,053,166	12,901
* IMMOFINANZ AG	3,102,137	11,963
Andritz AG	122,882	11,920
Verbund AG	216,393	8,837
Raiffeisen Bank International AG	156,974	7,848
Vienna Insurance Group AG Wiener Versicherung Gruppe	120,556	6,408
Wienerberger AG	371,535	5,951
Atrium European Real Estate Ltd.	645,984	4,136
* CA Immobilien Anlagen AG	235,362	3,966
Conwert Immobilien Invest SE	241,041	3,899
Schoeller-Bleckmann Oilfield Equipment AG	34,337	3,348
Oesterreichische Post AG	107,956	3,212
Strabag SE	85,644	2,463
Mayr Melnhof Karton AG	22,149	2,337
Zumtobel AG	89,055	2,088
RHI AG	77,783	2,077
EVN AG	113,156	1,848
Flughafen Wien AG	33,529	1,653
Semperit AG Holding	33,233	1,613
Palfinger AG	35,687	1,170
Kapsch TrafficCom AG	12,220	1,059
* S IMMO AG	142,273	930
Austria Technologie & Systemtechnik AG	40,257	715
BWT AG	27,353	654
Rosenbauer International AG	8,568	449
* Intercell AG	109,016	440
		171,135
Belgium (0.7%)
Anheuser-Busch InBev NV	2,547,973	146,648
Solvay SA Class A	188,137	28,329
Delhaize Group SA	322,373	23,183
Groupe Bruxelles Lambert SA	255,785	21,570
Umicore SA	363,905	18,538
KBC Groep NV	509,989	17,995
Belgacom SA	481,449	16,794
UCB SA	318,226	14,636
Ageas	7,023,260	14,399
Colruyt SA	238,222	11,588
Bekaert SA	124,927	7,567
Telenet Group Holding NV	180,231	7,345
Mobistar SA	96,235	6,708
Ackermans & van Haaren NV	74,663	6,603
* Nyrstar	492,182	6,520
Cofinimmo	41,885	5,807
D'ieteren SA/NV	71,399	4,858
* Dexia SA	1,824,296	4,819

Befimmo SCA Sicafi	46,610	3,922
Elia System Operator SA/NV	87,146	3,568
Gimv NV	55,274	3,369
Tessenderlo Chemie NV	68,474	2,749
Omega Pharma	49,404	2,435
Barco NV	33,010	2,363
EVS Broadcast Equipment SA	36,039	2,268
* AGFA-Gevaert NV	551,012	2,171
* ThromboGenics NV	85,936	2,072
Warehouses De Pauw SCA	33,098	1,805
Sipef SA	19,697	1,802
* RHJ International	242,900	1,630
* KBC Ancora	96,642	1,470
Cie d'Entreprises CFE	22,501	1,470
Cie Maritime Belge SA	41,062	1,037
Arseus NV	63,831	1,037
Kinepolis Group NV	13,747	1,033
Melexis NV	66,673	1,033
* Ablynx NV	70,243	763
Econocom Group	29,958	658
Euronav NV	58,963	653
Exmar NV	84,120	635
* Galapagos NV	59,893	632
Recticel SA	58,936	626
Intervest Offices	19,889	587
Wereldhave Belgium NV	5,319	501
Ion Beam Applications	49,968	433
* Deceuninck NV	200,118	410
* Devgen	44,839	390
Leasinvest Real Estate SCA	3,846	365
Atenor Group	7,531	360
Roularta Media Group NV	11,273	343
Hamon & CIE SA	6,533	248
		408,745
Brazil (3.3%)
Petroleo Brasileiro SA Prior Pfd.	7,039,869	106,493
Petroleo Brasileiro SA ADR Type A	3,149,339	96,779
Vale SA Prior Pfd.	3,210,200	94,390
Vale SA Class B Pfd. ADR	3,149,115	92,962
Petroleo Brasileiro SA	5,366,789	89,974
Itau Unibanco Holding SA ADR	4,031,368	82,119
Vale SA	2,169,000	69,929
Petroleo Brasileiro SA ADR	2,043,312	69,411
Itau Unibanco Holding SA Prior Pfd.	3,206,367	64,712
Vale SA Class B ADR	1,963,571	63,698
Banco Bradesco SA Prior Pfd.	3,290,188	62,564
Banco Bradesco SA ADR	2,782,617	53,510
Itausa - Investimentos Itau SA Prior Pfd.	7,341,693	48,997
Cia de Bebidas das Americas Prior Pfd.	1,303,668	38,332
BM&FBovespa SA	6,175,578	36,316
* OGX Petroleo e Gas Participacoes SA	4,096,200	34,152
Cia de Bebidas das Americas ADR	1,083,145	32,516
Banco do Brasil SA	1,812,421	30,607
BRF - Brasil Foods SA	1,334,300	25,209
Cielo SA	776,209	21,642
CCR SA	699,953	20,956
Bradespar SA Prior Pfd.	723,000	18,736

Redecard SA	1,070,210	18,563
PDG Realty SA Empreendimentos e Participacoes	3,525,872	18,552
Telecomunicacoes de Sao Paulo SA Prior Pfd.	577,263	18,109
Banco Santander Brasil SA ADR	1,924,759	17,862
Ultrapar Participacoes SA Prior Pfd.	937,576	16,613
BR Malls Participacoes SA	1,275,054	14,635
Souza Cruz SA	1,217,800	14,574
Gerdau SA Prior Pfd.	1,617,800	14,563
BRF - Brasil Foods SA ADR	741,508	14,319
Lojas Renner SA	387,198	13,769
* HRT Participacoes em Petroleo SA	14,361	13,381
Cia Siderurgica Nacional SA ADR	1,176,489	12,494
Cia Energetica de Minas Gerais Prior Pfd.	653,437	12,417
Natura Cosmeticos SA	543,800	12,311
Cia Siderurgica Nacional SA	1,174,900	12,303
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	273,724	11,822
Telecomunicacoes de Sao Paulo SA ADR	364,827	11,572
Cia Energetica de Minas Gerais ADR	568,558	10,973
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	1,442,500	10,371
All America Latina Logistica SA	1,420,973	10,354
Cia Energetica de Sao Paulo Prior Pfd.	499,425	10,302
CETIP SA - Balcao Organizado de Ativos e Derivativos	602,714	10,221
Gerdau SA ADR	1,115,378	10,172
Metalurgica Gerdau SA Prior Pfd. Class A	869,600	9,953
Diagnosticos da America SA	746,400	9,217
Cyrela Brazil Realty SA Empreendimentos e Participacoes	928,035	9,066
Centrais Eletricas Brasileiras SA Prior Pfd.	598,100	9,040
Lojas Americanas SA Prior Pfd.	984,148	8,922
Cia Hering	407,453	8,662
Embraer SA ADR	276,758	8,170
Usinas Siderurgicas de Minas Gerais SA	564,200	7,698
Anhanguera Educacional Participacoes SA	392,745	7,559
CPFL Energia SA	517,400	7,363
Tractebel Energia SA	414,500	6,992
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	299,000	6,989
Hypermarcas SA	892,880	6,759
MRV Engenharia e Participacoes SA	914,484	6,728
Centrais Eletricas Brasileiras SA	551,600	6,584
EDP - Energias do Brasil SA	249,800	6,230
Tele Norte Leste Participacoes SA Prior Pfd.	440,600	6,108
Totvs SA	349,700	6,066
Cosan SA Industria e Comercio	385,600	5,913
Duratex SA	779,281	5,774
Banco do Estado do Rio Grande do Sul Prior Pfd.	572,889	5,737
Localiza Rent a Car SA	347,902	5,608
Braskem SA Prior Pfd.	469,500	5,582
Cia de Saneamento Basico do Estado de Sao Paulo ADR	92,815	5,540
Tim Participacoes SA ADR	108,191	5,414
BR Properties SA	493,100	5,405
Cia de Saneamento Basico do Estado de Sao Paulo	177,400	5,313
Porto Seguro SA	358,100	5,022
AES Tiete SA Prior Pfd.	321,000	4,986
Tim Participacoes SA Prior Pfd.	997,633	4,908
Embraer SA	671,100	4,873
Klabin SA Prior Pfd.	1,423,800	4,847
* JBS SA	1,628,822	4,842
Gafisa SA	1,000,310	4,838
Vale Fertilizantes SA Prior Pfd.	313,649	4,828

Odontoprev SA	282,548	4,772
Cia Paranaense de Energia ADR	196,756	4,756
Multiplan Empreendimentos Imobiliarios SA	212,528	4,673
Fibria Celulose SA ADR	387,362	4,633
Amil Participacoes SA	407,300	4,596
EcoRodovias Infraestrutura e Logistica SA	536,031	4,507
Marfrig Alimentos SA	446,552	4,374
Tele Norte Leste Participacoes SA ADR	311,949	4,361
Rossi Residencial SA	553,676	4,159
Brasil Telecom SA Prior Pfd.	483,220	4,122
Sul America SA	342,600	3,926
TAM SA Prior Pfd.	201,183	3,859
Centrais Eletricas Brasileiras SA ADR	310,534	3,745
Suzano Papel e Celulose SA Prior Pfd.	561,950	3,729
Cia de Saneamento de Minas Gerais-COPASA	177,822	3,715
Brookfield Incorporacoes SA	782,915	3,468
Telemar Norte Leste SA Prior Pfd.	118,900	3,419
* MMX Mineracao e Metalicos SA	640,591	3,379
Marcopolo SA Prior Pfd.	826,834	3,359
Brasil Telecom SA ADR	129,073	3,335
Fibria Celulose SA	275,175	3,268
Cia Paranaense de Energia Prior Pfd.	128,600	3,105
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	100,195	3,029
Mills Estruturas e Servicos de Engenharia SA	203,600	2,774
Randon Participacoes SA Prior Pfd.	398,905	2,773
LLX Logistica SA	964,533	2,712
Tele Norte Leste Participacoes SA	177,800	2,680
Iochpe-Maxion SA	205,315	2,669
Estacio Participacoes SA	202,829	2,512
Santos Brasil Participacoes SA	144,461	2,501
Even Construtora e Incorporadora SA	497,000	2,420
Drogasil SA	297,800	2,400
Tecnisa SA	311,049	2,327
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	53,973	2,310
Iguatemi Empresa de Shopping Centers SA	100,600	2,219
Aliansce Shopping Centers SA	248,788	2,156
B2W Cia Global Do Varejo	227,043	2,135
Sao Martinho SA	142,650	2,049
Brasil Insurance Participacoes e Administracao SA	156,900	1,993
* Kroton Educacional SA	160,646	1,979
Gol Linhas Aereas Inteligentes SA Prior Pfd.	252,600	1,961
Gafisa SA ADR	203,400	1,947
LPS Brasil Consultoria de Imoveis SA	88,400	1,939
Confab Industrial SA Prior Pfd.	722,284	1,924
Arezzo Industria e Comercio SA	134,903	1,895
Centrais Eletricas Brasileiras SA ADR	118,958	1,825
Brasil Brokers Participacoes SA	391,700	1,788
SLC Agricola SA	161,964	1,772
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao
S.A	143,058	1,771
Fleury SA	128,918	1,771
Cia Energetica do Ceara Prior Pfd.	72,847	1,644
Helbor Empreendimentos SA	122,007	1,604
Centrais Eletricas de Santa Catarina SA Prior Pfd.	60,350	1,547
* Raia SA	85,037	1,546
Grendene SA	267,723	1,519
CPFL Energia SA ADR	50,649	1,463
JSL SA	222,168	1,433

Contax Participacoes SA Prior Pfd.	106,969	1,400
Ez Tec Empreendimentos e Participacoes SA	144,779	1,393
Banco Santander Brasil SA	143,700	1,350
Eternit SA	225,420	1,292
Banco Industrial e Comercial SA Prior Pfd.	211,800	1,285
Sonae Sierra Brasil SA	81,507	1,272
Equatorial Energia SA	168,436	1,244
Tegma Gestao Logistica	75,700	1,177
Saraiva SA Livreiros Editores Prior Pfd.	61,343	1,127
TPI - Triunfo Participacoes e Investimentos SA	171,649	1,100
Banco ABC Brasil SA Prior Pfd.	156,700	1,061
Restoque Comercio e Confeccoes de Roupas SA	78,503	1,033
Banco Daycoval SA Prior Pfd.	181,645	1,001
* Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	2,178,400	983
Cremer SA	103,330	945
Autometal SA	95,916	931
* Banco Panamericano SA Prior Pfd.	237,900	916
Cia Ferro Ligas da Bahia - Ferbasa Prior Pfd.	128,043	850
Redentor Energia SA	185,896	844
TAM SA ADR	41,440	807
Universo Online SA Prior Pfd.	65,059	738
* Tempo Participacoes SA	290,551	710
JHSF Participacoes SA	244,665	700
* Log-in Logistica Intermodal SA	135,828	649
Eucatex SA Industria e Comercio Prior Pfd.	152,592	631
* Viver Incorporadora e Construtora SA	408,973	609
Rodobens Negocios Imobiliarios SA	69,645	576
Banco Pine SA Prior Pfd.	82,007	547
Forjas Taurus SA Prior Pfd.	358,895	544
Gol Linhas Aereas Inteligentes SA ADR	68,400	531
* Kepler Weber SA	2,890,300	522
Parana Banco SA Prior Pfd.	70,700	515
Jereissati Participacoes SA Prior Pfd.	559,167	494
* General Shopping Brasil SA	65,162	493
Braskem SA ADR	20,300	493
* Fertilizantes Heringer SA	77,564	474
Inepar SA Industria e Construcoes Prior Pfd.	178,200	471
* Lupatech SA	59,300	430
Industrias Romi SA	92,894	384
Profarma Distribuidora de Produtos Farmaceuticos SA	41,300	384
Cia de Tecidos do Norte de Minas - Coteminas Prior Pfd.	141,667	373
Cia Providencia Industria e Comercio SA	94,684	357
Minerva SA	97,440	342
* Unipar Participacoes SA Prior Pfd.	1,247,800	338
Camargo Correa Desenvolvimento Imobiliario SA	113,485	336
* IdeiasNet SA	173,757	335
Bematech SA	92,598	313
* Plascar Participacoes Industriais SA	206,986	287
Positivo Informatica SA	72,700	281
Trisul SA	90,383	232
		1,988,139
Canada (8.3%)
Royal Bank of Canada	4,526,800	243,527
Toronto-Dominion Bank	2,804,000	224,478
Bank of Nova Scotia	3,420,341	193,955
Suncor Energy Inc.	4,973,690	190,629
Potash Corp. of Saskatchewan Inc.	2,712,054	156,572

Barrick Gold Corp.	3,171,670	151,206
Canadian Natural Resources Ltd.	3,470,396	140,131
Goldcorp Inc.	2,534,600	121,206
Bank of Montreal	1,808,800	113,645
Canadian National Railway Co.	1,462,053	109,625
Canadian Imperial Bank of Commerce	1,254,595	95,830
TransCanada Corp.	2,217,378	93,156
Cenovus Energy Inc.	2,387,674	91,788
Teck Resources Ltd. Class B	1,845,457	91,437
Manulife Financial Corp.	5,639,369	89,597
Enbridge Inc.	2,308,504	75,794
Encana Corp.	2,336,000	68,531
Talisman Energy Inc.	3,253,390	59,249
Kinross Gold Corp.	3,594,000	58,681
Brookfield Asset Management Inc. Class A	1,769,200	55,736
Rogers Communications Inc. Class B	1,335,400	50,987
Valeant Pharmaceuticals International Inc.	918,609	50,562
Sun Life Financial Inc.	1,823,268	50,398
Agrium Inc.	500,600	43,807
Canadian Oil Sands Ltd.	1,534,840	41,943
Imperial Oil Ltd.	941,100	41,369
Thomson Reuters Corp.	1,191,667	40,984
Silver Wheaton Corp.	1,117,532	40,247
National Bank of Canada	519,300	40,247
Nexen Inc.	1,666,880	38,887
First Quantum Minerals Ltd.	273,000	37,848
* Research In Motion Ltd.	1,496,018	37,469
Crescent Point Energy Corp.	769,800	34,605
Canadian Pacific Railway Ltd.	537,852	34,344
Magna International Inc.	695,012	33,898
Cameco Corp.	1,250,572	33,259
Penn West Petroleum Ltd.	1,449,300	32,279
Yamana Gold Inc.	2,348,400	30,576
BCE Inc.	790,921	30,182
Eldorado Gold Corp.	1,741,300	29,980
Agnico-Eagle Mines Ltd.	534,699	29,739
Power Corp. of Canada	1,106,900	29,368
Shoppers Drug Mart Corp.	692,100	29,062
Bombardier Inc. Class B	4,563,700	27,608
SNC-Lavalin Group Inc.	479,900	27,128
Shaw Communications Inc. Class B	1,179,900	26,649
Husky Energy Inc.	941,619	26,363
Tim Hortons Inc.	533,367	25,595
TELUS Corp. Class A	472,139	24,881
Fairfax Financial Holdings Ltd.	63,200	24,871
IAMGOLD Corp.	1,180,262	23,619
ARC Resources Ltd.	901,700	23,509
Pacific Rubiales Energy Corp.	807,800	23,233
Power Financial Corp.	785,400	23,173
Great-West Lifeco Inc.	899,300	22,467
* Ivanhoe Mines Ltd.	831,778	21,781
* MEG Energy Corp.	394,500	21,248
Saputo Inc.	453,200	21,226
Intact Financial Corp.	356,300	20,678
Baytex Energy Corp.	358,117	19,989
Fortis Inc.	583,000	19,318
IGM Financial Inc.	370,500	18,652
Enerplus Corp.	567,495	17,694

Franco-Nevada Corp.	402,100	16,813
Canadian Utilities Ltd. Class A	277,900	16,399
Metro Inc. Class A	326,800	16,202
* Osisko Mining Corp.	1,086,700	16,117
* CGI Group Inc. Class A	747,493	16,069
Finning International Inc.	544,500	15,615
* Athabasca Oil Sands Corp.	955,000	15,543
Brookfield Office Properties Inc.	798,600	15,170
Canadian Tire Corp. Ltd. Class A	247,400	15,127
TransAlta Corp.	682,300	15,089
* Precision Drilling Corp.	872,620	15,070
* New Gold Inc.	1,361,400	14,719
* Tourmaline Oil Corp.	384,051	14,330
Pembina Pipeline Corp.	530,200	14,006
Loblaw Cos. Ltd.	359,300	13,899
Vermilion Energy Inc.	271,200	13,599
Pengrowth Energy Corp.	1,030,300	13,371
Bank of Montreal	211,176	13,270
Viterra Inc.	1,171,200	13,263
Bonavista Energy Corp.	427,000	12,849
* SXC Health Solutions Corp.	197,024	12,470
* Lundin Mining Corp.	1,651,800	12,413
Alimentation Couche Tard Inc. Class B	391,600	12,357
* Open Text Corp.	180,914	12,211
Trican Well Service Ltd.	458,500	12,002
CI Financial Corp.	499,500	11,580
Inmet Mining Corp.	164,700	11,375
George Weston Ltd.	163,500	11,345
Onex Corp.	298,200	11,180
Gildan Activewear Inc.	365,300	10,950
RioCan REIT	401,100	10,898
TMX Group Inc.	235,100	10,738
Industrial Alliance Insurance & Financial Services Inc.	268,400	10,590
CAE Inc.	809,272	10,588
Petrominerales Ltd.	326,457	10,414
Keyera Corp.	223,137	10,252
Centerra Gold Inc.	520,700	10,207
TELUS Corp.	182,800	10,062
Niko Resources Ltd.	145,700	10,020
Pan American Silver Corp.	325,700	9,828
Peyto Exploration & Development Corp.	400,265	9,761
* Quadra FNX Mining Ltd.	603,400	9,606
Ensign Energy Services Inc.	411,300	8,859
Methanex Corp.	291,200	8,625
Progress Energy Resources Corp.	588,500	8,537
Groupe Aeroplan Inc.	598,400	8,436
^ Ritchie Bros Auctioneers Inc.	303,789	8,343
* Detour Gold Corp.	262,200	8,241
Atco Ltd.	126,200	8,136
* SEMAFO Inc.	861,100	7,688
^ Provident Energy Ltd.	847,750	7,515
AltaGas Ltd.	264,600	7,328
HudBay Minerals Inc.	529,700	7,290
Veresen Inc.	498,196	7,284
MacDonald Dettwiler & Associates Ltd.	129,900	7,202
* First Majestic Silver Corp.	316,900	7,095
Progressive Waste Solutions Ltd.	313,650	7,055
Canadian Western Bank	220,700	7,034

*	Silver Standard Resources Inc.	250,400	6,851
	Bell Aliant Inc.	235,949	6,841
*	AuRico Gold Inc.	547,623	6,649
*	Celtic Exploration Ltd.	263,000	6,639
	Alamos Gold Inc.	372,400	6,599
	Astral Media Inc. Class A	169,400	6,473
	Daylight Energy Ltd.	662,700	6,353
	Dollarama Inc.	187,300	6,265
	Just Energy Group Inc.	423,800	6,032
*	Tahoe Resources Inc.	291,700	5,969
*,^ Novagold Resources Inc.		591,500	5,912
	Sherritt International Corp.	936,700	5,853
*,^ Sino-Forest Corp.		765,500	5,849
	Silvercorp Metals Inc.	558,700	5,801
	Mullen Group Ltd.	248,500	5,787
	ShawCor Ltd. Class A	181,000	5,683
	Home Capital Group Inc. Class B	105,400	5,682
*	BlackPearl Resources Inc.	905,700	5,650
	Corus Entertainment Inc. Class B	248,800	5,583
*	Celestica Inc.	633,200	5,560
	Empire Co. Ltd. Class A	90,600	5,496
	NAL Energy Corp.	472,800	5,443
*	Gabriel Resources Ltd.	695,600	5,424
^	Uranium One Inc.	1,500,300	5,292
	West Fraser Timber Co. Ltd.	107,700	5,153
*	Dundee Corp. Class A	198,900	5,142
*	Bankers Petroleum Ltd.	793,700	4,984
	Petrobank Energy & Resources Ltd.	319,500	4,949
	Trilogy Energy Corp.	172,700	4,916
*	European Goldfields Ltd.	381,500	4,823
	AGF Management Ltd. Class B	261,800	4,762
	RONA Inc.	412,500	4,758
	Russel Metals Inc.	190,300	4,637
	Toromont Industries Ltd.	241,300	4,594
	Cineplex Inc.	181,721	4,582
*	Legacy Oil & Gas Inc.	381,300	4,514
*	Thompson Creek Metals Co. Inc.	489,800	4,429
	Quebecor Inc. Class B	139,200	4,416
*	Paramount Resources Ltd. Class A	125,100	4,386
*	Crew Energy Inc.	272,700	4,338
	Jean Coutu Group PJC Inc. Class A	343,500	4,314
*	Birchcliff Energy Ltd.	291,300	4,232
*	Stantec Inc.	148,000	4,218
	Calfrac Well Services Ltd.	105,800	4,021
*	Alacer Gold Corp.	412,500	4,006
	Calloway REIT	151,800	3,981
	Capital Power Corp.	153,000	3,915
	Trinidad Drilling Ltd.	374,200	3,913
^	PetroBakken Energy Ltd. Class A	261,000	3,841
	Boardwalk REIT	72,900	3,820
	Superior Plus Corp.	334,500	3,820
	Brookfield Renewable Power Fund	158,700	3,812
	Northland Power Inc.	224,779	3,811
	Canadian REIT	108,400	3,786
	Maple Leaf Foods Inc.	314,900	3,757
*	Advantage Oil & Gas Ltd.	525,922	3,655
	Genworth MI Canada Inc.	145,900	3,613
*	Minefinders Corp.	247,200	3,612

	Wi-Lan Inc.	380,900	3,592
	First Capital Realty Inc.	202,100	3,558
^	Yellow Media Inc.	1,629,300	3,547
	Nevsun Resources Ltd.	611,733	3,502
*	Canfor Corp.	323,400	3,483
	TransForce Inc.	237,300	3,482
	Laurentian Bank of Canada	74,500	3,342
*	Capstone Mining Corp.	898,300	3,328
	Canaccord Financial Inc.	245,000	3,308
	Major Drilling Group International	221,600	3,307
*	Kirkland Lake Gold Inc.	192,500	3,306
	Transcontinental Inc. Class A	205,800	3,289
*	Harry Winston Diamond Corp.	211,092	3,288
*	Westport Innovations Inc.	127,368	3,254
	Atlantic Power Corp.	206,565	3,213
	Pason Systems Inc.	207,100	3,197
	Davis & Henderson Income Corp.	165,800	3,193
	North West Co. Inc.	149,000	3,155
*	San Gold Corp.	990,036	3,109
*	Aurizon Mines Ltd.	527,404	3,102
*	Extorre Gold Mines Ltd.	237,900	3,050
*	FirstService Corp.	84,600	3,049
*	Eastern Platinum Ltd.	2,905,500	3,041
	Linamar Corp.	149,500	3,010
	NuVista Energy Ltd.	279,900	3,000
*	Northgate Minerals Corp.	909,400	2,932
	Enerflex Ltd.	237,700	2,921
*	Neo Material Technologies Inc.	312,100	2,907
*	B2Gold Corp.	844,500	2,899
	Freehold Royalties Ltd.	136,200	2,868
*	Grande Cache Coal Corp.	311,000	2,838
^	Bonterra Energy Corp.	48,400	2,827
*	Seabridge Gold Inc.	100,208	2,791
	Cogeco Cable Inc.	55,200	2,778
*	Rubicon Minerals Corp.	656,274	2,761
*	Dundee Precious Metals Inc.	318,100	2,760
	Dundee REIT	81,200	2,755
	CCL Industries Inc. Class B	81,200	2,754
*,^ Great Basin Gold Ltd.		1,372,700	2,744
*	Alacer Gold Corp.	274,494	2,682
	GMP Capital Inc.	222,400	2,677
*	Avion Gold Corp.	1,267,412	2,653
*	Lake Shore Gold Corp.	1,162,300	2,640
	CML HealthCare Inc.	276,877	2,631
*	Taseko Mines Ltd.	588,500	2,630
*	Sabina Gold & Silver Corp.	438,700	2,599
*	Colossus Minerals Inc.	317,500	2,599
*	Banro Corp.	595,209	2,598
*	Endeavour Silver Corp.	265,168	2,589
*	Romarco Minerals Inc.	1,530,124	2,530
*	Savanna Energy Services Corp.	247,200	2,528
	Forzani Group Ltd. Class A	91,100	2,514
	Dorel Industries Inc. Class B	84,500	2,475
	Canadian Apartment Properties REIT	119,500	2,450
	Parkland Fuel Corp.	188,600	2,410
*	Cott Corp.	290,500	2,408
^	Cominar REIT	98,700	2,336
	Primaris Retail REIT	107,600	2,327

	Reitmans Canada Ltd. Class A	148,000	2,306
	Torstar Corp. Class B	194,300	2,278
	Genivar Inc.	83,315	2,250
*	Transglobe Energy Corp.	208,188	2,233
*	Denison Mines Corp.	1,053,196	2,227
*	ATS Automation Tooling Systems Inc.	270,300	2,207
	Canyon Services Group Inc.	138,487	2,186
	Manitoba Telecom Services Inc.	67,400	2,185
*	OceanaGold Corp.	859,500	2,159
*	Fortuna Silver Mines Inc.	373,370	2,149
*	Copper Mountain Mining Corp.	293,280	2,149
*	Northern Dynasty Minerals Ltd.	201,002	2,137
*	Angle Energy Inc.	209,300	2,101
*,^ Golden Star Resources Ltd.		835,200	2,098
*	Anvil Mining Ltd.	301,500	2,095
	Nordion Inc.	205,858	2,090
*	Uranium Participation Corp.	324,300	2,084
*	Guyana Goldfields Inc.	247,400	2,071
	Newalta Corp.	156,200	2,057
	Algonquin Power & Utilities Corp.	344,100	2,042
	Wajax Corp.	53,014	1,975
*	Torex Gold Resources Inc.	1,080,400	1,968
	Canfor Pulp Products Inc.	108,154	1,940
*	Flint Energy Services Ltd.	147,000	1,940
*	Martinrea International Inc.	235,000	1,926
*	China Gold International Resources Corp. Ltd.	504,500	1,911
	AG Growth International Inc.	39,600	1,858
*	Keegan Resources Inc.	228,189	1,832
	Allied Properties REIT	74,400	1,830
*,^ Tanzanian Royalty Exploration Corp.		293,065	1,822
*	Premier Gold Mines Ltd.	291,900	1,815
*,^ Mercator Minerals Ltd.		626,800	1,784
*	BNK Petroleum Inc.	395,067	1,782
*	Southern Pacific Resource Corp.	1,033,400	1,774
	Canadian Energy Services & Technology Corp.	140,961	1,769
	Innergex Renewable Energy Inc.	172,000	1,766
*	Imperial Metals Corp.	72,200	1,757
	Zargon Oil & Gas Ltd.	86,000	1,736
*	Bellatrix Exploration Ltd.	327,132	1,688
*	North American Palladium Ltd.	401,550	1,673
*	Continental Gold Ltd.	215,780	1,649
	Artis REIT	113,200	1,646
	Bird Construction Inc.	131,600	1,639
	Aecon Group Inc.	185,100	1,633
*	Great Canadian Gaming Corp.	199,300	1,625
*	Paladin Labs Inc.	35,700	1,605
*	International Tower Hill Mines Ltd.	212,950	1,605
*,^ Avalon Rare Metals Inc.		284,422	1,572
	Killam Properties Inc.	135,900	1,550
^	Morguard REIT	92,500	1,513
*	Ivanhoe Energy Inc.	888,600	1,507
*	Sprott Resource Corp.	283,200	1,500
*	Minera Andes Inc.	617,800	1,494
*	Connacher Oil and Gas Ltd.	1,353,500	1,459
	Morneau Shepell Inc.	137,200	1,456
*	Teranga Gold Corp.	582,188	1,438
	Capstone Infrastructure Corp.	185,500	1,427
*	Cline Mining Corp.	612,140	1,397

	Northern Property REIT	42,200	1,357
*	MAG Silver Corp.	134,900	1,354
*	Atrium Innovations Inc.	86,300	1,353
	EnerCare Inc.	171,600	1,347
	Sprott Inc.	154,500	1,345
	Alliance Grain Traders Inc.	50,800	1,344
	Cascades Inc.	205,500	1,329
	Perpetual Energy Inc.	383,300	1,312
*	Augusta Resource Corp.	260,345	1,289
*	Alexco Resource Corp.	171,354	1,272
*,^ Jaguar Mining Inc.		267,000	1,269
*	Queenston Mining Inc.	172,200	1,262
*	Fairborne Energy Ltd.	247,600	1,259
*	Chinook Energy Inc.	556,813	1,218
*,^ Swisher Hygiene Inc.		268,478	1,211
*	Fortress Paper Ltd.	36,766	1,198
	Churchill Corp. Class A	64,900	1,176
	Extendicare REIT	109,653	1,168
*	High River Gold Mines Ltd.	860,100	1,143
*	C&C Energia Ltd.	105,900	1,125
	Enbridge Income Fund Holdings Inc.	59,016	1,111
*	Pace Oil & Gas Ltd.	162,100	1,094
*	Labrador Iron Mines Holdings Ltd.	94,940	1,086
*	Pinetree Capital Ltd.	468,000	1,063
*	Sandvine Corp.	463,800	1,039
*	Exeter Resource Corp.	245,500	1,038
	Liquor Stores N.A. Ltd.	65,700	1,033
*	ACE Aviation Holdings Inc. Class A	87,300	1,024
*	Sierra Wireless Inc.	90,360	974
*,^ Alterra Power Corp.		1,091,800	891
*	Cardiome Pharma Corp.	177,835	884
*	Galleon Energy Inc. Class A	238,100	855
*	Yukon-Nevada Gold Corp.	1,765,500	841
	InnVest REIT	139,400	830
*	Aura Minerals Inc.	384,200	800
*,^ Corridor Resources Inc.		250,400	794
	Gluskin Sheff & Associates Inc.	40,700	771
*,^ ECU Silver Mining Inc.		996,300	740
*	Smart Technologies Inc. Class A	127,699	732
*,^ Theratechnologies Inc.		169,200	726
*	5N Plus Inc.	83,200	722
*	Sprott Resource Lending Corp.	419,642	720
*,^ Tethys Petroleum Ltd.		736,500	709
*	Norbord Inc.	63,300	700
	Aastra Technologies Ltd.	34,800	673
*,^ BioExx Specialty Proteins Ltd.		614,400	604
*	Greystar Resources Ltd.	217,000	579
*	Questerre Energy Corp. Class A	607,200	572
*	EXFO Inc.	65,707	492
*	Boralex Inc. Class A	58,200	490
*	Calvalley Petroleums Inc. Class A	220,100	479
*,^ Migao Corp.		94,800	457
*	St. Andrew Goldfields Ltd.	496,100	410
*	Hanfeng Evergreen Inc.	103,800	408
*	Air Canada Class A	183,500	407
	Armtec Infrastructure Inc.	66,800	250
			5,026,936

Chile (0.4%)
Empresas COPEC SA	1,444,206	25,570
Cencosud SA	2,883,617	19,003
Empresas CMPC SA	347,984	16,672
Sociedad Quimica y Minera de Chile SA Class B	188,815	12,134
Enersis SA	27,554,862	12,046
Empresa Nacional de Electricidad SA	6,676,335	11,908
Lan Airlines SA	430,139	11,315
SACI Falabella	1,132,806	11,004
CAP SA	236,427	10,852
Banco Santander Chile ADR	88,440	8,223
Sociedad Quimica y Minera de Chile SA ADR	116,746	7,509
ENTEL Chile SA	333,911	6,737
Empresa Nacional de Electricidad SA ADR	124,905	6,701
Enersis SA ADR	279,895	6,099
Banco de Credito e Inversiones	97,806	6,050
Colbun SA	22,330,573	5,950
Banco Santander Chile	56,794,073	5,077
AES Gener SA	7,713,271	4,603
E.CL SA	1,691,314	4,492
Cia Cervecerias Unidas SA	365,763	4,117
Vina Concha y Toro SA	1,605,461	3,653
Corpbanca	215,541,780	3,274
Cia Sud Americana de Vapores SA	5,367,188	3,168
Administradora de Fondos de Pensiones Provida SA	516,074	2,528
Sonda SA	935,677	2,474
Parque Arauco SA	1,143,550	2,375
Inversiones Aguas Metropolitanas SA	1,444,346	2,267
Salfacorp SA	494,801	1,752
Besalco SA	759,263	1,253
Norte Grande SA	59,539,609	1,000
Masisa SA	6,840,114	869
Empresas La Polar SA	767,424	855
Empresas Iansa SA	8,408,588	830
Socovesa SA	1,461,070	818
Forus SA	214,405	619
Multiexport Foods SA	1,744,265	610
* Cia Pesquera Camanchaca SA	4,426,768	561
* Madeco SA	11,280,682	542
* Enjoy SA	2,284,020	512
Empresa Electrica Pilmaiquen	79,021	311
Empresas Hites SA	292,551	305
PAZ Corp. SA	343,260	251
		226,889
China (4.1%)
China Mobile Ltd.	19,110,500	190,128
Industrial & Commercial Bank of China	192,880,760	146,483
CNOOC Ltd.	56,743,000	126,311
China Construction Bank Corp.	152,649,340	122,836
PetroChina Co. Ltd.	67,056,000	95,681
Bank of China Ltd.	185,896,306	85,563
Tencent Holdings Ltd.	3,208,449	83,293
China Life Insurance Co. Ltd.	23,614,000	78,754
China Shenhua Energy Co. Ltd.	10,790,000	54,102
Ping An Insurance Group Co.	5,474,200	53,237
China Petroleum & Chemical Corp.	53,270,000	52,768
China Unicom Hong Kong Ltd.	18,727,694	37,407

	China Merchants Bank Co. Ltd.	12,387,052	29,358
	Belle International Holdings Ltd.	13,417,000	29,286
	China Overseas Land & Investment Ltd.	13,005,680	29,122
	Agricultural Bank of China Ltd.	53,513,870	29,027
	China Telecom Corp. Ltd.	43,930,000	28,782
	Yanzhou Coal Mining Co. Ltd.	6,232,000	23,874
	Hengan International Group Co. Ltd.	2,335,000	20,276
	Bank of Communications Co. Ltd.	23,083,150	20,121
	Tingyi Cayman Islands Holding Corp.	6,242,000	19,380
	China Coal Energy Co. Ltd.	13,044,000	18,765
	China National Building Material Co. Ltd.	9,146,000	18,327
	Anhui Conch Cement Co. Ltd.	3,914,000	18,261
	Dongfeng Motor Group Co. Ltd.	8,600,000	17,000
	Want Want China Holdings Ltd.	18,984,500	16,894
^	China Pacific Insurance Group Co. Ltd.	4,432,338	16,793
	China Resources Enterprise Ltd.	3,798,000	16,466
	Jiangxi Copper Co. Ltd.	4,397,000	15,438
	GOME Electrical Appliances Holding Ltd.	32,173,980	15,179
*	China Citic Bank Corp. Ltd.	23,798,446	14,576
^	China Yurun Food Group Ltd.	4,294,413	13,479
	China Mengniu Dairy Co. Ltd.	3,891,000	13,471
*	PICC Property & Casualty Co. Ltd.	7,744,000	13,351
	China Merchants Holdings International Co. Ltd.	3,534,000	12,545
^	GCL-Poly Energy Holdings Ltd.	22,273,000	12,539
^	Evergrande Real Estate Group Ltd.	16,554,883	12,416
	Lenovo Group Ltd.	19,174,000	12,168
	China Communications Construction Co. Ltd.	14,177,000	12,025
	Inner Mongolia Yitai Coal Co. Class B	1,892,500	11,978
	Kunlun Energy Co. Ltd.	7,090,000	11,854
	China Resources Land Ltd.	5,972,000	11,698
^	Aluminum Corp. of China Ltd.	12,542,000	10,730
^	China Minsheng Banking Corp. Ltd.	12,064,800	10,642
	Zijin Mining Group Co. Ltd.	19,047,000	10,296
	China Resources Power Holdings Co. Ltd.	5,215,600	10,155
*,^ Brilliance China Automotive Holdings Ltd.		7,180,000	9,134
	Kingboard Chemical Holdings Ltd.	1,903,500	9,040
	Citic Pacific Ltd.	4,078,000	8,818
	China Oilfield Services Ltd.	4,890,000	8,553
	Guangzhou Automobile Group Co. Ltd.	7,021,883	8,462
	COSCO Pacific Ltd.	5,174,000	8,382
	Beijing Enterprises Holdings Ltd.	1,627,500	8,217
^	Changsha Zoomlion Heavy Industry Science and Technology Development Co.
	Ltd.	4,122,060	8,106
	ENN Energy Holdings Ltd.	2,340,000	7,897
	Air China Ltd.	7,054,000	7,462
	Sinopharm Group Co. Ltd.	2,481,600	7,226
^	Agile Property Holdings Ltd.	4,472,000	7,205
^	Weichai Power Co. Ltd.	1,282,800	6,963
^	Renhe Commercial Holdings Co. Ltd.	35,167,635	6,944
	Country Garden Holdings Co.	13,249,000	6,785
	Shimao Property Holdings Ltd.	5,100,500	6,726
	China Shanshui Cement Group Ltd.	5,426,000	6,581
	Shandong Weigao Group Medical Polymer Co. Ltd.	4,648,000	6,365
^	Longfor Properties Co. Ltd.	4,117,500	6,338
	Shanghai Industrial Holdings Ltd.	1,736,000	6,305
^	Parkson Retail Group Ltd.	4,466,000	6,280
^	Sino-Ocean Land Holdings Ltd.	10,920,500	6,115
^	Soho China Ltd.	6,707,000	6,069

	China Resources Cement Holdings Ltd.	6,255,845	6,000
	ZTE Corp.	1,893,182	5,908
^	Tsingtao Brewery Co. Ltd.	928,000	5,888
	China Agri-Industries Holdings Ltd.	5,165,000	5,818
	China Vanke Co. Ltd. Class B	4,213,292	5,816
^	China COSCO Holdings Co. Ltd.	8,244,000	5,766
*	China Taiping Insurance Holdings Co. Ltd.	2,451,200	5,631
^	Alibaba.com Ltd.	4,034,000	5,614
^	China Longyuan Power Group Corp.	6,474,000	5,611
*,^ Byd Co. Ltd.		1,655,500	5,476
^	Zhaojin Mining Industry Co. Ltd.	2,750,500	5,475
	Shougang Fushan Resources Group Ltd.	9,540,000	5,376
	Golden Eagle Retail Group Ltd.	2,124,000	5,237
	BBMG Corp.	3,560,000	5,151
	Intime Department Store Group Co. Ltd.	3,042,000	5,093
^	Huabao International Holdings Ltd.	5,913,000	5,009
^	Great Wall Motor Co. Ltd.	3,309,000	4,995
	Huaneng Power International Inc.	10,026,000	4,924
	Shanghai Electric Group Co. Ltd.	9,174,000	4,867
	China Everbright Ltd.	2,708,000	4,854
	China Railway Group Ltd.	12,603,000	4,718
^	Geely Automobile Holdings Ltd.	11,755,000	4,652
^	Poly Hong Kong Investments Ltd.	6,230,000	4,616
	China State Construction International Holdings Ltd.	4,578,000	4,585
	China BlueChemical Ltd.	5,728,000	4,456
^	CSR Corp. Ltd.	6,057,000	4,386
	Wumart Stores Inc.	1,747,000	4,374
	Nine Dragons Paper Holdings Ltd.	5,154,669	4,370
	Zhuzhou CSR Times Electric Co. Ltd.	1,453,000	4,270
^	Anta Sports Products Ltd.	2,797,000	4,216
	Guangdong Investment Ltd.	7,780,000	4,193
*	Chongqing Rural Commercial Bank	7,221,000	4,176
	Fosun International Ltd.	5,112,500	4,166
^	Guangzhou R&F Properties Co. Ltd.	3,106,000	4,002
^	Shui On Land Ltd.	9,051,699	4,000
	Digital China Holdings Ltd.	2,311,000	3,936
	China Railway Construction Corp. Ltd.	6,336,300	3,876
^	Dongfang Electric Corp. Ltd.	1,056,800	3,828
*,^ China Southern Airlines Co. Ltd.		5,894,000	3,825
^	Skyworth Digital Holdings Ltd.	5,915,000	3,805
^	China Gas Holdings Ltd.	9,924,000	3,719
^	Chaoda Modern Agriculture Holdings Ltd.	9,181,825	3,664
^	Angang Steel Co. Ltd.	3,548,000	3,659
	Jiangsu Expressway Co. Ltd.	3,798,000	3,650
*	Semiconductor Manufacturing International Corp.	60,282,000	3,599
^	Hengdeli Holdings Ltd.	7,120,000	3,525
*,^ Minmetals Resources Ltd.		5,120,000	3,519
	China International Marine Containers Group Co. Ltd. Class B	2,182,153	3,500
^	China Rongsheng Heavy Industry Group Co. Ltd.	5,679,304	3,461
^	Metallurgical Corp. of China Ltd.	9,279,000	3,458
	AviChina Industry & Technology Co. Ltd.	5,880,000	3,438
*,^ China Shipping Container Lines Co. Ltd.		11,664,000	3,319
	China Communications Services Corp. Ltd.	6,494,000	3,276
	Zhejiang Expressway Co. Ltd.	4,614,000	3,248
^	Dongyue Group	2,956,000	3,217
^	Datang International Power Generation Co. Ltd.	9,814,000	3,211
^	Lonking Holdings Ltd.	6,320,000	3,203
^	Kingdee International Software Group Co. Ltd.	5,457,600	3,200

	China Shipping Development Co. Ltd.	4,108,000	3,199
^	China Molybdenum Co. Ltd.	4,035,000	3,167
	Daphne International Holdings Ltd.	2,948,000	3,162
	Franshion Properties China Ltd.	11,384,000	3,136
	Sino Biopharmaceutical	8,968,000	3,132
	Yingde Gases	2,860,000	3,099
	Sinopec Shanghai Petrochemical Co. Ltd.	7,380,000	3,071
*	Yuexiu Property Co. Ltd.	16,764,000	3,069
^	Sany Heavy Equipment International Holdings Co. Ltd.	3,028,000	3,049
	Minth Group Ltd.	1,842,000	2,956
	KWG Property Holding Ltd.	4,145,500	2,891
	China High Speed Transmission Equipment Group Co. Ltd.	3,697,000	2,875
	Harbin Power Equipment Co. Ltd.	2,178,000	2,871
*	Beijing Capital International Airport Co. Ltd.	5,792,000	2,718
^	Lee & Man Paper Manufacturing Ltd.	5,335,000	2,686
	CSG Holding Co. Ltd. Class B	2,495,100	2,684
*,^ Sihuan Pharmaceutical Holdings Group Ltd.		5,985,000	2,639
	Ajisen China Holdings Ltd.	1,324,000	2,605
^	Li Ning Co. Ltd.	2,118,500	2,587
	China National Materials Co. Ltd.	3,455,000	2,547
	Sinofert Holdings Ltd.	6,636,000	2,507
	Ports Design Ltd.	1,152,500	2,435
^	China Zhongwang Holdings Ltd.	5,084,400	2,412
^	Maanshan Iron & Steel	5,566,000	2,411
	Shenzhen International Holdings Ltd.	29,692,500	2,397
	Global Bio-Chem Technology Group Co. Ltd.	6,478,000	2,388
^	International Mining Machinery Holdings Ltd.	2,412,500	2,360
*,^ Beijing Enterprises Water Group Ltd.		8,684,000	2,351
^	Hidili Industry International Development Ltd.	3,209,000	2,346
^	West China Cement Ltd.	7,160,000	2,301
	Comba Telecom Systems Holdings Ltd.	2,486,699	2,281
	NVC Lighting Holdings Ltd.	4,357,000	2,273
^	China Metal Recycling Holdings Ltd.	1,665,000	2,224
	China Everbright International Ltd.	5,796,000	2,211
*,^ Kaisa Group Holdings Ltd.		6,037,000	2,190
	Bosideng International Holdings Ltd.	7,334,000	2,148
^	Haitian International Holdings Ltd.	1,764,000	2,136
^	China Lumena New Materials Corp.	6,020,000	2,126
	TCC International Holdings Ltd.	3,138,000	2,052
*,^ Hunan Non-Ferrous Metal Corp. Ltd.		5,168,000	2,045
	PCD Stores Group Ltd.	8,494,000	2,043
^	Uni-President China Holdings Ltd.	3,323,000	2,038
^	China Dongxiang Group Co.	8,901,000	2,025
*,^ Hi Sun Technology China Ltd.		5,796,000	2,012
	China Lilang Ltd.	1,416,000	1,947
^	China Shineway Pharmaceutical Group Ltd.	1,145,000	1,934
	China Travel International Inv HK	9,184,000	1,907
^	Asian Citrus Holdings Ltd.	2,165,000	1,877
	Shenzhen Investment Ltd.	6,468,000	1,875
	Xingda International Holdings Ltd.	2,631,000	1,861
^	Hopson Development Holdings Ltd.	2,022,000	1,845
	Greentown China Holdings Ltd.	2,027,500	1,814
	Travelsky Technology Ltd.	2,982,000	1,796
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,441,900	1,769
^	Hopewell Highway Infrastructure Ltd.	2,726,000	1,756
^	Vinda International Holdings Ltd.	1,423,000	1,740
	REXLot Holdings Ltd.	20,850,000	1,708
^	Shenzhou International Group Holdings Ltd.	1,133,000	1,663

	First Tractor Co. Ltd.	1,288,000	1,663
*	United Energy Group Ltd.	11,856,000	1,636
*	Citic Resources Holdings Ltd.	8,842,600	1,631
	CP Pokphand Co.	15,084,000	1,604
*,^ China Modern Dairy Holdings Ltd.		5,196,000	1,583
^	Peak Sport Products Co. Ltd.	2,686,000	1,559
	C C Land Holdings Ltd.	4,130,000	1,548
^	Real Gold Mining Ltd.	1,345,000	1,529
*	Interchina Holdings Co.	7,790,000	1,490
^	China Power International Development Ltd.	5,937,000	1,483
	Lao Feng Xiang Co. Ltd. Class B	524,095	1,482
	Fufeng Group Ltd.	2,475,000	1,480
^	VODone Ltd.	6,708,000	1,478
*,^ China Precious Metal Resources Holdings Co. Ltd.		7,144,000	1,473
	Kingsoft Corp. Ltd.	2,240,000	1,472
	TPV Technology Ltd.	2,830,000	1,411
^	361 Degrees International Ltd.	2,643,000	1,389
	TCL Communication Technology Holdings Ltd.	1,625,000	1,387
	Phoenix Satellite Television Holdings Ltd.	3,410,000	1,303
	Shougang Concord International Enterprises Co. Ltd.	13,900,000	1,301
^	Silver Grant International	4,258,000	1,299
	Sinotrans Shipping Ltd.	4,577,000	1,291
*	Anxin-China Holdings Ltd.	4,860,000	1,278
	Huaxin Cement Co. Ltd. Class B	493,688	1,267
^	Asia Cement China Holdings Corp.	1,417,500	1,251
	China Medical System Holdings Ltd.	1,285,600	1,238
	Sinotrans Ltd.	5,536,000	1,238
^	China Water Affairs Group Ltd.	3,762,000	1,235
^	China High Precision Automation Group Ltd.	1,777,000	1,233
	Shenzhen Expressway Co. Ltd.	2,312,000	1,218
^	New World Department Store China Ltd.	1,660,000	1,214
	Powerlong Real Estate Holdings Ltd.	4,225,000	1,212
	Cosco International Holdings Ltd.	2,236,000	1,201
*	Sino Union Energy Investment Group Ltd.	13,020,000	1,200
	Zhejiang Southeast Electric Power Co. Class B	2,319,600	1,189
^	China Suntien Green Energy Corp. Ltd.	4,213,000	1,189
^	XTEP International Holdings	2,019,000	1,187
	Tianjin Port Development Holdings Ltd.	6,136,000	1,181
^	GZI REIT	2,096,000	1,145
	Little Sheep Group Ltd.	1,429,000	1,133
	China Pharmaceutical Group Ltd.	2,488,000	1,129
^	Real Nutriceutical Group Ltd.	2,255,000	1,117
^	Yuexiu Transport Infrastructure Ltd.	2,398,000	1,110
^	Tianneng Power International Ltd.	1,848,000	1,107
	Luthai Textile Co. Ltd. Class B	1,148,100	1,107
^	Boshiwa International Holding Ltd.	1,924,000	1,093
	Anhui Expressway Co.	1,624,000	1,093
^	Xinjiang Xinxin Mining Industry Co. Ltd.	2,152,000	1,082
	Shanghai Friendship Group Inc. Ltd. Class B	542,600	1,078
	Hangzhou Steam Turbine Co. Class B	769,730	1,069
	Jiangsu Future Land Co. Ltd. Class B	1,970,700	1,065
*	China Rare Earth Holdings Ltd.	3,256,000	1,053
*,^ Sino Oil And Gas Holdings Ltd.		20,320,000	1,043
*	North Mining Shares Co. Ltd.	22,250,000	1,040
*	Tianjin Development Hldgs Ltd.	1,748,000	1,039
^	China Vanadium Titano - Magnetite Mining Co. Ltd.	2,886,000	1,035
^	MIE Holdings Corp.	2,670,000	1,030
^	Towngas China Co. Ltd.	1,911,000	1,022

	China Wireless Technologies Ltd.	4,752,000	1,015
^	China Huiyuan Juice Group Ltd.	1,819,000	1,004
^	Microport Scientific Corp.	1,677,000	1,001
*	China Oil and Gas Group Ltd.	11,180,000	989
^	China South City Holdings Ltd.	5,960,000	977
^	Biostime International Holdings Ltd.	447,500	977
^	Sparkle Roll Group Ltd.	5,216,000	971
	Weiqiao Textile Co.	1,413,500	962
^	China Singyes Solar Technologies Holdings Ltd.	1,160,000	960
*,^ Heng Xin China Holdings Ltd.		5,680,000	953
	Beijing Capital Land Ltd.	2,972,000	951
	Chongqing Machinery & Electric Co. Ltd.	3,232,000	949
*	Sunac China Holdings Ltd.	2,783,000	934
*	BYD Electronic International Co. Ltd.	2,617,500	932
	Dazhong Transportation Group Co. Ltd. Class B	1,613,400	923
	AMVIG Holdings Ltd.	1,480,000	909
^	China Automation Group Ltd.	1,670,000	900
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,414,500	878
	Shenzhen Accord Pharmaceutical Co. Ltd. Class B	315,600	870
	Chigo Holding Ltd.	11,668,000	855
*,^ China Power New Energy Development Co. Ltd.		14,180,000	846
^	Heng Tai Consumables Group Ltd.	8,689,250	846
^	Yip's Chemical Holdings Ltd.	722,000	841
*,^ Golden Meditech Holdings Ltd.		5,028,000	838
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	985,520	836
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	666,120	833
^	Hua Han Bio-Pharmaceutical Holdings Ltd.	3,064,000	829
^	Guangzhou Shipyard International Co. Ltd.	643,800	823
^	China Green Holdings Ltd.	1,473,000	817
	Ju Teng International Holdings Ltd.	3,086,000	804
*	Greatview Aseptic Packaging Co. Ltd.	1,512,000	796
*	Chinasoft International Ltd.	2,230,000	794
*,^ China ITS Holdings Co. Ltd.		2,427,000	771
	China Aoyuan Property Group Ltd.	4,366,000	767
*	Shanghai Haixin Group Co. Class B	1,360,494	761
*	Shanghai Industrial Urban Development Group Ltd.	2,816,000	759
	Fantasia Holdings Group Co. Ltd.	4,881,000	745
	Tong Ren Tang Technologies Co. Ltd.	747,000	745
^	Chiho-Tiande Group Ltd.	960,000	744
^	China SCE Property Holdings Ltd.	2,858,000	730
*	Goodtop Tin International Holdings Ltd.	4,140,000	728
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	485,600	725
	China Sanjiang Fine Chemicals Co. Ltd.	1,994,000	723
	Qingling Motors Co. Ltd.	2,116,000	720
*	CITIC Dameng Holdings Ltd.	2,660,000	706
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	514,700	699
*	Citic 21CN Co. Ltd.	6,354,000	692
^	Loudong General Nice Resources China Holdings Ltd.	5,388,000	683
*,^ Magic Holdings International Ltd.		1,291,000	679
^	Besunyen Holdings Co.	1,983,000	679
^	Beijing Jingkelong Co. Ltd.	537,000	675
*	Pou Sheng International Holdings Ltd.	4,297,000	673
^	Truly International Holdings	3,596,000	664
^	China All Access Holdings Ltd.	2,062,000	657
^	Guangzhou Pharmaceutical Co. Ltd.	630,000	650
*	TCL Multimedia Technology Holdings Ltd.	1,538,000	645
	Foshan Electrical and Lighting Co. Ltd. Class B	669,259	643
	China Haidian Holdings Ltd.	4,660,000	640

	Xinhua Winshare Publishing and Media Co. Ltd.	1,196,000	637
^	Wasion Group Holdings Ltd.	1,312,000	623
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	3,538,000	620
^	Welling Holding Ltd.	2,809,200	614
*	Viva China Holdings Ltd.	22,394,000	612
*	Huangshan Tourism Development Co. Ltd. Class B	431,100	610
	China Aerospace International Holdings Ltd.	5,730,000	594
^	China Tontine Wines Group Ltd.	3,560,000	594
	Baoye Group Co. Ltd.	894,000	593
	Shandong Airlines Co. Ltd.	378,300	591
	Pacific Online Ltd.	1,069,200	589
*	Trony Solar Holdings Co. Ltd.	1,562,000	588
^	Yashili International Holdings Ltd.	3,033,000	586
^	Lijun International Pharmaceutical Holding Ltd.	3,300,000	584
	Livzon Pharmaceutical Inc. Class B	206,200	584
*,^ China Forestry Holdings Co. Ltd.		3,050,000	577
	Tomson Group Ltd.	1,632,000	576
*,^ Daqing Dairy Holdings Ltd.		1,578,000	574
*	Danhua Chemical Technology Co. Ltd.	535,600	574
^	Minmetals Land Ltd.	3,484,000	572
	Regent Manner International Ltd.	1,716,000	570
*	Kai Yuan Holdings Ltd.	17,700,000	561
^	Road King Infrastructure Ltd.	738,000	558
	Tiangong International Co. Ltd.	2,396,000	556
*	Dongjiang Environmental Co. Ltd.	143,200	551
*	Sinolink Worldwide Holdings Ltd.	5,564,000	550
*	Sino Prosper State Gold Resources Holdings Ltd.	20,630,000	549
	Shanghai Diesel Engine Co. Ltd. Class B	599,600	548
*	China Netcom Technology Holdings Ltd.	20,715,000	544
^	Yuzhou Properties Co.	1,717,000	543
	China Merchants China Direct Investments Ltd.	318,000	540
	Kingway Brewery Holdings Ltd.	1,884,000	537
^	BaWang International Group Holding Ltd.	3,256,000	534
*,^ China Grand Forestry Green Resources Group Ltd.		28,858,000	529
*	Global Energy Resources International Group Ltd.	18,048,000	523
*,^ Comtec Solar Systems Group Ltd.		1,456,000	520
	China Resources Microelectronics Ltd.	8,790,000	513
*	Shanghai Highly Group Co. Ltd. Class B	785,300	505
^	Royale Furniture Holdings Ltd.	1,156,000	503
^	China Corn Oil Co. Ltd.	752,000	501
	Le Saunda Holdings Ltd.	820,000	499
	Lingbao Gold Co. Ltd.	850,000	489
^	Great Wall Technology Co. Ltd.	1,292,000	488
	Beijing North Star Co. Ltd.	2,022,000	487
^	Solargiga Energy Holdings Ltd.	2,355,000	486
^	SRE Group Ltd.	6,694,000	481
	Xiamen International Port Co. Ltd.	2,678,000	480
	Central China Real Estate Ltd.	1,728,736	479
*,^ Leoch International Technology Ltd.		929,000	478
	Wuxi Little Swan Co. Ltd. Class B	320,890	477
	DBA Telecommunication Asia Holdings Ltd.	1,504,000	473
	Shengli Oil&Gas Pipe Holdings Ltd.	2,836,500	469
^	Credit China Holdings Ltd.	2,452,000	468
*,^ Youyuan International Holdings Ltd.		996,000	460
	Sinopec Kantons Holdings Ltd.	880,000	457
*	AVIC International Holding HK Ltd.	9,592,000	456
*,^ Mingyuan Medicare Development Co. Ltd.		7,170,000	451
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	554,400	450

^	Chaowei Power Holdings Ltd.	971,000	448
	Anton Oilfield Services Group	2,328,000	448
*	China Mining Resources Group Ltd.	18,742,000	446
	Shandong Luoxin Pharmacy Stock Co. Ltd.	468,000	446
	Shanghai Prime Machinery Co. Ltd.	2,032,000	443
^	International Taifeng Holdings Ltd.	854,000	440
^	Boer Power Holdings Ltd.	809,000	428
*	China LotSynergy Holdings Ltd.	16,368,000	422
	Shanghai Baosight Software Co. Ltd. Class B	316,290	420
	Qunxing Paper Holdings Co. Ltd.	1,573,000	417
^	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,008,000	416
	MIN XIN Holdings Ltd.	776,000	413
*,^ Extrawell Pharmaceutical Holdings Ltd.		5,440,000	411
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	1,047,000	410
*	Zhong An Real Estate Ltd.	2,261,000	406
*	Huadian Energy Co. Ltd. Class B	1,193,500	406
	Goldlion Holdings Ltd.	979,000	406
*,^ LK Technology Holdings Ltd.		1,170,000	403
	Double Coin Holdings Ltd. Class B	638,200	397
*	Honghua Group Ltd.	3,227,000	396
*	Asia Energy Logistics Group Ltd.	22,050,000	396
	Eastern Communications Co. Ltd. Class B	829,300	393
	NetDragon Websoft Inc.	668,508	392
^	Evergreen International Holdings Ltd.	897,000	386
*	China Qinfa Group Ltd.	882,000	384
	Good Friend International Holdings Inc.	468,000	380
^	CPMC Holdings Ltd.	711,000	379
	China Glass Holdings Ltd.	1,258,000	379
*	Nan Hai Corp. Ltd.	79,700,000	378
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	445,200	377
*,^ Global Sweeteners Holdings Ltd.		1,690,000	375
*	Shanghai Dajiang Group Class B	910,501	374
^	Jingwei Textile Machinery	470,000	373
	Dawnrays Pharmaceutical Holdings Ltd.	1,008,000	372
*,^ Xiwang Sugar Holdings Co. Ltd.		1,380,000	372
*	SVA Electron Co. Ltd. Class B	811,130	371
	Shirble Department Stores Holdings China Ltd.	1,836,000	369
	Shanghai Yaohua Pilkington Glass Co. Ltd. Class B	518,000	366
	Hainan Meilan International Airport Co. Ltd.	372,000	365
	Huiyin Household Appliances Holdings Co. Ltd.	1,792,000	358
	Fiyta Holdings Ltd. Class B	248,720	356
*	PAX Global Technology Ltd.	1,109,000	353
*	Beijing Properties Holdings Ltd.	4,088,000	351
	Texhong Textile Group Ltd.	858,000	351
*	PetroAsian Energy Holdings Ltd.	10,280,000	344
	Hopefluent Group Holdings Ltd.	843,600	343
	Guangdong Provincial Expressway Development Co. Ltd. Class B	952,700	342
	Trauson Holdings Co. Ltd.	882,000	341
*	China CBM Group Ltd.	4,410,000	340
	China Starch Holdings Ltd.	6,605,000	339
*	SGSB Group Co. Ltd. Class B	640,296	339
*,^ Chongqing Iron & Steel Co. Ltd.		1,532,000	330
	Jinzhou Port Co. Ltd. Class B	615,400	329
*	Catic Shenzhen Holdings Ltd.	706,000	328
	Lai Fung Holdings Ltd.	9,212,000	326
*,^ HKC Holdings Ltd.		7,900,000	324
*,^ O-Net Communications Group Ltd.		1,062,000	322
*	China Fangda Group Co. Ltd. Class B	863,790	321

*	Shanghai Zendai Property Ltd.	11,280,000	312
*	Tsann Kuen China Enterprise Co. Ltd. Class B	1,546,900	311
	MOBI Development Co. Ltd.	1,402,000	311
^	Huscoke Resources Holdings Ltd.	9,306,000	310
	SPG Land Holdings Ltd.	893,000	310
*	Binhai Investment Co. Ltd.	4,956,000	309
	Overseas Chinese Town Asia Holdings Ltd.	682,000	305
^	Shandong Molong Petroleum Machinery Co. Ltd.	355,200	304
	Tianyi Fruit Holdings Ltd.	1,052,000	303
	Inspur International Ltd.	7,000,000	300
^	Dynasty Fine Wines Group Ltd.	1,056,000	298
^	Ausnutria Dairy Corp. Ltd.	1,045,000	295
*	Shanghai Lingyun Industries Development Co. Ltd. Class B	560,600	291
	DaChan Food Asia Ltd.	1,162,000	279
*	Hubei Sanonda Co. Ltd. Class B	657,800	277
*	SMI Corp. Ltd.	6,260,000	277
^	Tianjin Capital Environmental Protection Group Co. Ltd.	968,000	277
*	Da Ming International Holdings Ltd.	976,000	276
	China Sunshine Paper Holdings Co. Ltd.	1,178,000	276
*	Jinan Qingqi Motorcycle Co. Class B	636,000	273
*	Huangshi Dongbei Electrical Appliance Co. Ltd. Class B	350,390	258
*	China Communication Telecom Services Co. Ltd.	1,433,000	258
	Henderson Investment Ltd.	2,951,000	257
*,^ Sun King Power Electronics Group		1,806,000	257
*	Jinshan Development & Construction Co. Ltd. Class B	474,400	252
*	Shanghai Erfangji Co. Ltd. Class B	644,000	252
*	CIMC Enric Holdings Ltd.	586,000	251
*	Shenzhen SEG Co. Ltd. Class B	644,000	250
*	Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class B	274,200	249
*	Zhengzhou China Resources Gas Co. Ltd.	150,000	247
*	Luoyang Glass Co. Ltd.	716,000	247
*	Winteam Pharmaceutical Group Ltd.	1,386,000	245
^	Sijia Group Co.	687,000	245
	Meike International Holdings Ltd.	1,480,000	241
	SinoMedia Holding Ltd.	648,000	240
	Embry Holdings Ltd.	346,000	239
	Anhui Tianda Oil Pipe Co. Ltd.	773,000	238
	Konka Group Co. Ltd. Class B	811,400	238
	Sunny Optical Technology Group Co. Ltd.	853,000	237
*	Shanghai Dingli Technology Development Group Co. Ltd. Class B	333,300	234
*	United Gene High-Tech Group Ltd.	15,090,000	234
	China Chengtong Development Group Ltd.	3,802,000	231
	Shanghai Jinjiang International Travel Co. Ltd. Class B	182,300	231
*	China Energine International Holdings Ltd.	3,956,000	231
	China Nickel Resources Holding Co. Ltd.	1,950,000	230
	Yantai North Andre Juice Co.	4,955,000	223
*	China Textile Machinery Class B	347,692	223
*,^ Richly Field China Development Ltd.		10,150,000	222
*	Tianjin Marine Shipping Co. Ltd. Class B	497,100	208
*	Nanjing Panda Electronics Co. Ltd.	774,000	204
	Sinoref Holdings Ltd.	1,440,000	203
*	Hefei Meiling Co. Ltd. Class B	280,600	201
*	Changchai Co. Ltd. Class B	387,400	195
*	Shanghai Potevio Co. Ltd. Class B	345,100	195
*	Shanghai Automation Instrumentation Co. Ltd. Class B	296,100	191
^	SIM Technology Group Ltd.	1,792,000	191
	Qin Jia Yuan Media Services Co. Ltd.	1,260,000	191
*	Shanghai Material Trading Co. Ltd. Class B	275,700	188

*,^ Hong Kong Resources Holdings Co. Ltd.		2,688,000	186
*	Enerchina Holdings Ltd.	13,365,000	182
	Shenji Group Kunming Machine Tool Co. Ltd.	382,000	180
*	Wafangdian Bearing Co. Ltd. Class B	225,900	180
*	China Public Healthcare Holding Ltd.	20,260,000	180
*	Beijing Development HK Ltd.	1,069,000	177
*,^ Changfeng Axle China Co.		706,000	176
*	Coastal Greenland Ltd.	3,192,000	174
	Dalian Refrigeration Co. Ltd. Class B	212,500	169
*,^ HL Technology Group Ltd.		527,000	168
*	CNNC International Ltd.	356,000	164
*	Zhonglu Co. Ltd. Class B	209,800	160
	Shandong Xinhua Pharmaceutical Co. Ltd.	462,000	159
	Shenzhen Chiwan Petroleum Class B	149,100	155
*	Tak Sing Alliance Holdings Ltd.	1,398,000	154
	Centron Telecom International Holdings Ltd.	826,000	149
*	World Wide Touch Technology Holdings Ltd.	3,120,000	136
	Goldbond Group Holdings Ltd.	2,410,000	136
*,^ Coslight Technology International Group Ltd.		310,000	135
*	Media China Corp. Ltd.	6,765,000	118
*	A8 Digital Music Holdings Ltd.	724,000	113
	Shougang Concord Century Holdings Ltd.	1,608,000	105
*	Northeast Electric Development Co. Ltd.	554,000	98
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class
	B	246,900	93
			2,457,172
Colombia (0.1%)
	BanColombia SA ADR	425,634	28,220
	Ecopetrol SA	1,690,947	3,552
	Grupo de Inversiones Suramericana SA	48,366	979
	Cementos Argos SA	135,002	837
	Almacenes Exito SA	45,263	606
	Corp Financiera Colombiana SA	30,910	574
	Inversiones Argos SA	50,291	515
	Interconexion Electrica SA ESP	62,441	430
			35,713
Czech Republic (0.1%)
	CEZ AS	511,595	26,476
	Komercni Banka AS	49,047	10,933
	Telefonica Czech Republic AS	361,172	9,184
*,^ Central European Media Enterprises Ltd. Class A		127,000	2,384
*	Unipetrol AS	232,041	2,371
	Philip Morris CR AS	2,452	1,462
*	Pegas Nonwovens SA	33,413	916
	Fortuna Entertainment Group NV	84,483	572
			54,298
Denmark (0.7%)
	Novo Nordisk A/S Class B	1,329,561	162,633
*	Danske Bank A/S	2,065,132	39,953
	Carlsberg A/S Class B	340,087	33,406
	AP Moller - Maersk A/S Class B	4,184	32,058
	Novozymes A/S	146,856	23,949
	DSV A/S	660,246	14,638
*	Vestas Wind Systems A/S	643,495	14,187
	FLSmidth & Co. A/S	167,861	13,017
	AP Moller - Maersk A/S	1,755	12,995
	Coloplast A/S Class B	72,346	11,123

*	TDC A/S	1,170,990	10,893
*	Topdanmark A/S	44,581	7,983
*	Jyske Bank A/S	195,538	7,787
	Christian Hansen Holding A/S	286,247	6,601
*,^ William Demant Holding A/S		74,941	6,567
	GN Store Nord A/S	658,609	5,960
^	Pandora A/S	188,563	5,387
	Sydbank A/S	226,696	5,313
^	NKT Holding A/S	75,844	4,687
	Tryg A/S	79,354	4,332
	Rockwool International A/S Class B	26,748	3,154
	D/S Norden	83,730	2,757
	SimCorp A/S	14,732	2,727
	Royal UNIBREW A/S	28,887	1,963
*,^ Bang & Olufsen A/S		107,159	1,269
	East Asiatic Co. Ltd. A/S	40,333	1,249
	Schouw & Co.	49,318	1,238
	ALK-Abello A/S	21,687	1,212
	Solar A/S Class B	17,698	1,169
	IC Companys A/S	26,082	987
	Dfds A/S	12,039	983
*	Bavarian Nordic A/S	72,564	957
*	Genmab A/S	118,198	916
	Auriga Industries Class B	41,317	711
	Thrane & Thrane AS	12,186	585
*,^ NeuroSearch A/S		66,650	542
*	Alm Brand A/S	224,934	481
*	Greentech Energy Systems	128,938	447
*	TK Development	100,882	418
*	Torm A/S	83,479	304
*	Amagerbanken A/S	537,565	—
			447,538
Egypt (0.0%)
	Orascom Construction Industries GDR	273,612	11,997
*	Orascom Telecom Holding SAE GDR	1,591,123	5,118
*	Egyptian Financial Group-Hermes Holding	479,039	1,539
*	Talaat Moustafa Group	1,864,744	1,333
	Commercial International Bank Egypt SAE	253,786	1,158
	Telecom Egypt	431,535	1,132
	Egyptian Kuwaiti Holding Co.	367,852	444
	National Societe Generale Bank SAE	85,000	443
	Egyptian Co. for Mobile Services	13,261	232
			23,396
Finland (0.6%)
	Nokia Oyj	11,889,038	69,136
	Sampo Oyj	1,334,587	40,650
	Fortum Oyj	1,407,993	37,259
	Kone Oyj Class B	494,943	28,694
	UPM-Kymmene Oyj	1,644,382	25,625
	Metso Oyj	403,598	19,729
	Nokian Renkaat Oyj	348,679	16,309
	Stora Enso Oyj	1,853,508	15,951
	Wartsila Oyj	529,427	15,237
	Elisa Oyj	444,168	9,546
	Kesko Oyj Class B	214,128	8,309
	YIT Oyj	346,371	7,676
	Outotec Oyj	146,524	7,196

Orion Oyj Class B	297,189	7,182
Amer Sports Oyj Class A	367,248	5,563
Kemira Oyj	341,734	5,488
Konecranes Oyj	171,154	5,439
Pohjola Bank plc Class A	445,013	5,415
Rautaruukki Oyj	264,961	5,405
Neste Oil Oyj	401,156	5,240
^ Sanoma Oyj	252,128	4,414
Cargotec Oyj Class B	112,301	4,335
^ Outokumpu Oyj	397,054	4,236
Sponda Oyj	734,215	4,043
* Talvivaara Mining Co. plc	498,992	3,573
Huhtamaki Oyj	264,408	3,439
Tieto Oyj	210,622	3,123
Tikkurila Oyj	118,352	2,670
^ Stockmann OYJ Abp Class B	101,321	2,661
Uponor Oyj	169,539	2,503
Citycon Oyj	570,948	2,328
* M-real Oyj Class B	585,044	2,154
Ramirent Oyj	203,911	2,115
Vacon plc	30,175	1,732
Lassila & Tikanoja Oyj	104,461	1,711
^ Poyry Oyj	118,837	1,584
Cramo Oyj	81,451	1,583
^ Raisio plc	379,341	1,226
Oriola-KD Oyj	344,574	1,061
PKC Group Oyj	44,012	952
Technopolis plc	169,399	816
F-Secure Oyj	247,497	794
HKScan Oyj	90,311	668
Ponsse Oy	24,902	340
SRV Group plc	41,374	336
Atria plc Class A	31,235	273
		395,719
France (6.2%)
Total SA	6,713,423	362,851
^ Sanofi	3,537,699	274,882
BNP Paribas SA	3,044,290	197,435
LVMH Moet Hennessy Louis Vuitton SA	805,845	147,706
Danone	1,851,250	131,985
GDF Suez	3,929,183	128,488
Air Liquide SA	902,116	123,918
France Telecom SA	5,888,660	121,850
Schneider Electric SA	777,438	112,352
AXA SA	5,527,649	103,417
Societe Generale SA	2,012,217	99,604
Vivendi SA	3,924,185	93,843
L'Oreal SA	760,182	91,462
ArcelorMittal	2,725,473	84,956
Vinci SA	1,410,569	81,745
Cie de St-Gobain	1,263,927	73,038
Unibail-Rodamco SE	291,297	64,850
Pernod-Ricard SA	629,379	62,351
Carrefour SA	1,833,853	54,109
Cie Generale d'Optique Essilor International SA	638,012	51,130
Cie Generale des Etablissements Michelin Class B	559,687	47,001
European Aeronautic Defence and Space Co. NV	1,297,150	44,974

PPR	241,408	44,615
Credit Agricole SA	3,045,853	37,391
^ Vallourec SA	355,084	35,982
Alstom SA	652,970	34,374
Technip SA	312,838	34,255
Lafarge SA	635,781	34,001
Renault SA	608,544	32,469
* Alcatel-Lucent	7,361,202	29,342
EDF SA	762,937	28,980
Bouygues SA	755,039	28,540
Christian Dior SA	172,471	27,565
SES SA	951,565	25,733
Veolia Environnement SA	1,110,860	25,008
Legrand SA	625,281	24,337
Cap Gemini SA	469,673	23,113
Sodexo	299,614	22,896
Safran SA	527,895	21,944
Accor SA	466,982	20,552
Publicis Groupe SA	393,312	20,001
Peugeot SA	481,842	18,265
Groupe Eurotunnel SA	1,672,128	17,823
Arkema SA	175,872	17,158
Dassault Systemes SA	188,902	16,668
^ Suez Environnement Co.	859,215	15,928
Casino Guichard Perrachon SA	174,665	15,924
STMicroelectronics NV	2,014,090	15,880
* Cie Generale de Geophysique - Veritas	459,178	15,420
Rhodia SA	329,268	14,882
Lagardere SCA	376,088	14,608
Valeo SA	237,514	14,551
Edenred	503,612	14,502
Bureau Veritas SA	172,282	14,051
SCOR SE	536,647	13,812
Eutelsat Communications SA	312,658	13,470
Thales SA	313,846	13,415
Natixis	2,760,757	12,524
Klepierre	332,420	12,429
Gemalto NV	251,167	11,966
Wendel SA	103,832	11,930
Zodiac Aerospace	123,595	10,690
Aeroports de Paris	110,535	10,048
Gecina SA	70,087	9,727
CNP Assurances	475,048	9,144
Societe BIC SA	91,349	8,627
ICADE	74,475	8,576
Fonciere Des Regions	87,820	8,563
Atos	155,310	8,554
Neopost SA	102,589	8,198
Imerys SA	117,353	8,058
Iliad SA	60,341	7,737
SEB SA	71,436	7,041
Societe Television Francaise 1	366,751	6,993
Eiffage SA	127,806	6,990
Eurazeo	96,110	6,530
Nexans SA	74,898	6,462
Remy Cointreau SA	71,164	6,351
^ Etablissements Maurel et Prom	271,547	6,233
Faurecia	159,512	6,153

	Bourbon SA	137,743	5,745
*	JCDecaux SA	207,569	5,726
*	Air France-KLM	432,965	5,210
	CFAO SA	117,638	5,026
	Ingenico	115,635	4,873
^	Eramet	16,779	4,669
	Metropole Television SA	196,358	4,481
	Rubis	76,634	4,472
	Havas SA	951,611	4,454
	Societe Immobiliere de Location pour l'Industrie et le Commerce	33,194	4,308
	Mercialys SA	102,978	4,287
	Teleperformance	160,328	4,131
	Nexity SA	88,167	3,970
	Euler Hermes SA	43,831	3,849
	APERAM	137,289	3,818
	SA des Ciments Vicat	50,938	3,766
	IPSOS	75,242	3,560
^	PagesJaunes Groupe	410,644	3,259
	Orpea	66,498	3,257
*,^ SOITEC		336,071	3,001
	Ipsen SA	90,366	2,947
	Mersen	50,889	2,750
	Virbac SA	15,200	2,657
	Plastic Omnium SA	75,189	2,606
	Alten Ltd.	67,526	2,519
*,^ Altran Technologies SA		316,198	2,516
^	Saft Groupe SA	75,876	2,466
	Rallye SA	61,821	2,412
	Ciments Francais SA	22,436	2,316
*	UBISOFT Entertainment	271,585	2,260
^	Eurofins Scientific	24,640	2,223
	Groupe Steria SCA	80,976	2,049
	Vilmorin & Cie	18,916	2,049
	Beneteau SA	109,070	1,960
	Medica SA	89,134	1,865
*	Club Mediterranee	77,468	1,836
	Faiveley Transport	20,443	1,717
*	Derichebourg SA	254,637	1,680
*	Bull	271,939	1,636
*	GameLoft SA	209,698	1,447
	FFP	19,424	1,387
*	Technicolor SA	242,845	1,341
^	Societe de la Tour Eiffel	15,389	1,325
	Canal &	188,024	1,274
	Pierre & Vacances	15,851	1,253
	Sechilienne-Sidec	52,314	1,247
*	Carmat	6,017	1,106
*	Manitou BF SA	35,805	1,092
	April	47,587	1,087
	Laurent-Perrier	7,728	1,078
	Bonduelle S.C.A.	10,838	1,041
	ABC Arbitrage	96,308	942
	Esso SA Francaise	7,570	928
	Sopra Group SA	12,278	920
	LISI	9,148	899
*	Altamir Amboise	83,585	892
	Boiron SA	20,364	869
	Stallergenes SA	13,286	868

	Fimalac	20,662	822
	Seche Environnement SA	9,879	792
*	Haulotte Group SA	40,761	775
*	Jacquet Metal Service	34,379	740
	Cie des Alpes	23,589	740
*,^ Transgene SA		45,301	733
	Trigano SA	27,233	727
	Assystem	31,542	720
	Sartorius Stedim Biotech	9,957	715
*	Boursorama	61,147	705
	Interparfums SA	19,995	697
	GL Events	20,089	694
	Sequana	56,683	682
*	GFI Informatique	116,837	657
*	Parrot SA	20,386	639
*	Meetic SA	29,366	631
	Entrepose Contracting	4,470	606
*	Euro Disney SCA	61,509	595
	Devoteam SA	22,524	590
	NRJ Group	47,637	578
	Naturex	7,557	567
*,^ Hi-Media SA		101,595	531
	Sword Group	20,864	517
	Union Financiere de France BQE SA	14,426	515
*,^ NicOx SA		196,939	453
*	Societe Internationale de Plantations d'Heveas SA	3,615	423
	Cegid Group	14,557	420
	Maisons France Confort	9,040	399
*,^ Axway Software SA		15,347	398
*	Recylex SA	48,076	393
	Akka Technologies SA	12,767	382
*,^ Theolia SA		208,250	354
*	Spir Communication	6,326	336
	Audika Groupe	12,357	323
	Affine SA	12,000	311
	Vranken - Pommery Monopole	5,904	290
*	Etam Developpement SA	8,068	279
*	LVL Medical Groupe SA	12,687	275
*	Groupe Crit	8,459	265
	Acanthe Developpement SA	130,457	261
*	Belvedere SA	3,744	244
*,^ METabolic EXplorer SA		30,585	213
			3,722,235
Germany (5.7%)
	Siemens AG	2,612,073	333,841
	BASF SE	2,915,876	263,337
	Bayer AG	2,625,295	210,025
	Daimler AG	2,867,074	207,851
	Allianz SE	1,440,989	187,783
	SAP AG	2,921,776	182,677
	Deutsche Bank AG	2,950,864	162,247
	E.ON AG	5,717,455	157,649
	Deutsche Telekom AG	8,919,359	139,033
	Bayerische Motoren Werke AG	1,050,030	104,974
	Linde AG	536,201	96,092
	Volkswagen AG Prior Pfd.	458,736	91,572
	Muenchener Rueckversicherungs AG	598,073	88,258

RWE AG	1,329,538	69,701
Adidas AG	664,933	49,359
Fresenius Medical Care AG & Co. KGaA	623,365	47,842
Deutsche Post AG	2,679,606	47,310
ThyssenKrupp AG	1,058,835	46,814
* Deutsche Boerse AG	611,932	45,442
K&S AG	547,684	43,698
* Commerzbank AG	11,354,330	43,160
Fresenius SE & Co. KGaA	360,205	38,538
Henkel AG & Co. KGaA Prior Pfd.	564,936	38,087
Porsche Automobil Holding SE Prior Pfd.	485,428	37,303
Infineon Technologies AG	3,440,984	34,527
* Continental AG	253,848	25,284
HeidelbergCement AG	444,616	24,453
MAN SE	200,955	23,898
Metro AG	411,824	22,733
Henkel AG & Co. KGaA	412,134	22,486
Merck KGaA	205,729	21,957
Lanxess AG	263,934	21,185
Beiersdorf AG	319,526	20,585
GEA Group AG	555,386	19,308
Volkswagen AG	93,083	17,011
Deutsche Lufthansa AG	720,925	14,514
Bilfinger Berger SE	139,377	13,746
* Kabel Deutschland Holding AG	228,504	12,862
* QIAGEN NV	737,481	12,404
MTU Aero Engines Holding AG	155,845	11,505
Brenntag AG	106,263	10,832
Hochtief AG	134,069	10,762
Rheinmetall AG	126,402	10,580
Bayerische Motoren Werke AG Prior Pfd.	164,290	10,354
Hannover Rueckversicherung AG	190,762	9,900
Rhoen Klinikum AG	390,965	9,743
Symrise AG	354,931	9,696
Salzgitter AG	132,292	9,636
Wacker Chemie AG	49,031	9,272
Software AG	190,172	9,270
Fraport AG Frankfurt Airport Services Worldwide	115,322	9,240
^ Aixtron SE NA	303,158	8,144
* SGL Carbon SE	155,685	8,118
Kloeckner & Co. SE	317,475	7,731
United Internet AG	377,792	7,682
^ Suedzucker AG	208,107	7,338
Stada Arzneimittel AG	186,000	7,087
Aurubis AG	112,234	6,948
Wincor Nixdorf AG	103,729	6,487
ProSiebenSat.1 Media AG Prior Pfd.	243,506	6,282
Axel Springer AG	137,526	6,084
Fuchs Petrolub AG Prior Pfd.	113,515	5,892
RWE AG Prior Pfd.	121,591	5,843
Leoni AG	97,815	5,503
* Sky Deutschland AG	1,130,397	5,343
Wirecard AG	305,603	5,252
Celesio AG	265,847	5,109
Gerresheimer AG	96,005	4,860
Deutsche Euroshop AG	126,409	4,832
* Aareal Bank AG	149,219	4,423
* TUI AG	469,415	4,338

	Demag Cranes AG	65,203	4,332
	Freenet AG	340,774	4,122
	Deutsche Wohnen AG	252,475	4,092
	Fielmann AG	38,865	4,059
*	Dialog Semiconductor plc	189,886	3,718
	ElringKlinger AG	117,839	3,514
	Vossloh AG	27,470	3,490
	Krones AG	44,523	3,408
	Pfeiffer Vacuum Technology AG	29,820	3,335
	Douglas Holding AG	66,944	3,227
^	Solarworld AG	280,264	3,198
	Hamburger Hafen und Logistik AG	75,856	3,029
*	Gildemeister AG	161,845	2,967
	Rational AG	10,630	2,879
	CTS Eventim AG	74,200	2,708
	Alstria Office REIT-AG	184,096	2,681
	Fuchs Petrolub AG	55,266	2,677
	GFK SE	50,609	2,545
	Draegerwerk AG & Co. KGaA Prior Pfd.	20,256	2,512
	Carl Zeiss Meditec AG	101,636	2,254
*	KUKA AG	83,103	2,216
	Jungheinrich AG Prior Pfd.	50,844	2,100
*	IVG Immobilien AG	295,770	2,034
	GAGFAH SA	289,043	1,967
	Gerry Weber International AG	58,876	1,951
^	BayWa AG	46,365	1,901
*	TAG Immobilien AG	184,748	1,858
	Indus Holding AG	59,848	1,857
*	Heidelberger Druckmaschinen AG	654,670	1,854
*	Morphosys AG	65,651	1,854
*	Deutz AG	185,023	1,786
	Drillisch AG	139,726	1,713
	Delticom AG	16,161	1,688
	Grenkeleasing AG	27,625	1,654
	Kontron AG	159,703	1,601
	KWS Saat AG	7,420	1,559
	Bechtle AG	32,704	1,499
*	Roth & Rau AG	47,664	1,497
	Sto AG Prior Pfd.	8,484	1,469
	Sartorius AG Prior Pfd.	28,056	1,460
*,^ Balda AG		117,948	1,416
^	Wacker Neuson SE	78,457	1,385
*	Stroer Out-of-Home Media AG	56,422	1,369
*	SAF-Holland SA	119,375	1,345
	MLP AG	146,241	1,343
	Sixt AG	50,160	1,319
	H&R WASAG AG	45,186	1,298
	Comdirect Bank AG	118,541	1,242
^	Bauer AG	30,396	1,222
*,^ Nordex SE		164,293	1,182
	Medion AG	59,740	1,134
*	Jenoptik AG	144,725	1,126
	Stratec Biomedical Systems AG	23,738	1,106
*,^ Centrotherm Photovoltaics AG		30,939	1,059
^	Asian Bamboo AG	31,667	1,039
	Bertrandt AG	14,267	1,026
*	XING AG	11,593	1,017
	Biotest AG Prior Pfd.	14,667	1,013

	Sixt AG Prior Pfd.	50,020	1,004
	Duerr AG	22,245	994
*	QSC AG	263,390	980
*	Evotec AG	324,848	980
	Deutsche Beteiligungs AG	35,205	934
	Takkt AG	56,426	931
	Draegerwerk AG & Co. KGaA	8,718	846
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	28,861	785
	VTG AG	30,355	783
^	Gesco AG	8,057	773
*,^ Solar Millennium AG		36,365	769
*	Grammer AG	30,087	706
	DIC Asset AG	65,381	696
	Biotest AG	9,337	681
*	Singulus Technologies AG	132,317	663
*	ADVA AG Optical Networking	107,102	659
*	Suss Microtec AG	52,377	653
	Praktiker AG	182,902	644
	Daimler AG	8,542	617
	Nemetschek AG	13,411	596
*,^ Q-Cells SE		338,177	592
*	zooplus AG	6,848	590
	CENTROTEC Sustainable AG	23,923	585
*	Borussia Dortmund GmbH & Co. KGaA	153,706	578
	Homag Group AG	26,658	564
	Cewe Color Holding AG	12,665	555
*	Tipp24 SE	11,445	554
*	Patrizia Immobilien AG	74,721	500
	Deutsche Boerse AG	6,638	491
	CropEnergies AG	59,855	469
*	Air Berlin plc	109,583	468
^	Phoenix Solar AG	20,079	437
*,^ Conergy AG		373,308	429
	Muehlbauer Holding AG & Co. KGaA	9,567	420
	KSB AG	508	411
*	Constantin Medien AG	146,557	368
	CAT Oil AG	41,536	364
	Elmos Semiconductor AG	27,308	358
^	OHB AG	15,036	275
	DAB Bank AG	54,063	269
*	Colonia Real Estate AG	40,511	267
^	R Stahl AG	6,560	250
*	Verbio AG	54,229	246
*,^ Manz AG		6,427	240
	Zhongde Waste Technology AG	16,785	216
*	Loewe AG	22,670	130
			3,431,858
Greece (0.2%)
	National Bank of Greece SA	2,883,940	19,394
	Coca Cola Hellenic Bottling Co. SA	579,857	15,045
	OPAP SA	701,261	11,633
*	Alpha Bank AE	1,618,305	7,094
	Bank of Cyprus plc	2,721,800	5,943
*	Piraeus Bank SA	3,572,175	4,622
	Public Power Corp. SA	363,432	4,473
	Hellenic Telecommunications Organization SA	523,594	4,382
*	EFG Eurobank Ergasias SA	1,018,306	3,958

Titan Cement Co. SA	166,879	3,439
Hellenic Petroleum SA	290,675	2,683
* Marfin Popular Bank PCL	3,506,994	2,618
JUMBO SA	297,911	2,104
Hellenic Telecommunications Organization SA ADR	483,476	1,994
Motor Oil Hellas Corinth Refineries SA	167,241	1,899
* TT Hellenic Postbank SA	509,250	1,845
* Viohalco	289,512	1,729
* Mytilineos Holdings SA	239,543	1,684
Ellaktor SA	393,917	1,529
* Folli Follie Group	112,927	1,494
Hellenic Exchanges SA	209,982	1,472
* Marfin Investment Group SA	2,046,738	1,323
* Agricultural Bank of Greece	1,004,122	1,142
* Frigoglass SA	74,562	996
National Bank of Greece SA ADR	756,787	991
Metka SA	74,219	880
* Fourlis Holdings SA	146,358	858
Intralot SA-Integrated Lottery Systems & Services	371,256	677
Athens Water Supply & Sewage Co. SA	91,291	546
* GEK Terna Holding Real Estate Construction SA	184,045	521
Eurobank Properties Real Estate Investment Co.	50,776	408
* Sidenor Steel Products Manufacturing Co. SA	91,272	403
Piraeus Port Authority	21,830	401
Terna Energy SA	94,502	353
* Geniki Bank	262,913	344
* Attica Bank	225,789	233
* Thessaloniki Water Supply & Sewage Co. SA	23,335	144
		111,254
Hong Kong (2.0%)
* AIA Group Ltd.	24,838,717	91,232
Hutchison Whampoa Ltd.	6,761,000	78,759
Sun Hung Kai Properties Ltd.	4,494,000	68,304
Cheung Kong Holdings Ltd.	4,408,000	67,208
Hong Kong Exchanges and Clearing Ltd.	3,255,700	67,163
CLP Holdings Ltd.	6,103,000	56,441
Hang Seng Bank Ltd.	2,429,400	38,130
Hong Kong & China Gas Co. Ltd.	15,065,080	36,849
Power Assets Holdings Ltd.	4,402,500	36,392
Wharf Holdings Ltd.	4,822,700	35,424
BOC Hong Kong Holdings Ltd.	11,779,500	35,161
Swire Pacific Ltd. Class A	2,309,000	32,481
Li & Fung Ltd.	17,914,000	29,787
Hang Lung Properties Ltd.	7,794,000	28,747
Link REIT	7,099,500	24,807
* Sands China Ltd.	7,695,000	23,160
Henderson Land Development Co. Ltd.	3,460,000	21,903
Bank of East Asia Ltd.	4,850,420	18,721
Wynn Macau Ltd.	4,972,000	17,317
Hang Lung Group Ltd.	2,799,000	16,839
MTR Corp.	4,609,000	15,634
Sino Land Co. Ltd.	8,334,000	14,118
SJM Holdings Ltd.	5,246,000	13,193
Wheelock & Co. Ltd.	2,916,000	12,522
Shangri-La Asia Ltd.	4,499,500	11,588
Esprit Holdings Ltd.	3,872,669	11,275
New World Development Ltd.	7,575,000	11,141

	Kerry Properties Ltd.	2,288,500	11,070
*,^ Galaxy Entertainment Group Ltd.		3,912,000	10,115
	Hysan Development Co. Ltd.	2,019,000	9,462
	Cathay Pacific Airways Ltd.	3,754,000	8,706
	Cheung Kong Infrastructure Holdings Ltd.	1,449,000	8,349
	Yue Yuen Industrial Holdings Ltd.	2,386,500	7,653
^	ASM Pacific Technology Ltd.	624,700	6,852
	First Pacific Co. Ltd.	6,772,000	6,809
	Television Broadcasts Ltd.	899,000	6,148
	NWS Holdings Ltd.	4,223,886	6,125
	Lifestyle International Holdings Ltd.	1,856,500	6,063
	Wing Hang Bank Ltd.	561,000	6,020
^	VTech Holdings Ltd.	512,800	5,995
	Hopewell Holdings Ltd.	1,818,500	5,886
	PCCW Ltd.	12,738,000	5,553
	AAC Acoustic Technologies Holdings Inc.	2,130,000	4,909
	Luk Fook Holdings International Ltd.	932,000	4,894
^	Champion REIT	7,927,000	4,371
	Xinyi Glass Holdings Ltd.	4,956,000	4,171
	Orient Overseas International Ltd.	680,500	3,862
	Stella International Holdings Ltd.	1,398,000	3,816
^	Techtronic Industries Co.	3,537,500	3,691
	Chow Sang Sang Holdings International Ltd.	943,000	3,563
	Giordano International Ltd.	4,632,000	3,528
	Dah Chong Hong Holdings Ltd.	2,649,000	3,477
*	G-Resources Group Ltd.	42,972,971	3,425
	Hongkong & Shanghai Hotels	2,095,500	3,308
	Trinity Ltd.	2,880,000	3,194
*,^ Foxconn International Holdings Ltd.		7,004,000	3,188
^	Melco International Development Ltd.	2,528,000	3,122
	Johnson Electric Holdings Ltd.	5,140,000	3,022
	Pacific Basin Shipping Ltd.	5,496,000	3,012
	Great Eagle Holdings Ltd.	881,000	2,901
	Brightoil Petroleum Holdings Ltd.	7,284,000	2,736
	Texwinca Holdings Ltd.	1,898,000	2,672
	Cafe de Coral Holdings Ltd.	1,048,000	2,639
^	SA SA International Holdings Ltd.	3,240,000	2,567
	Shun Tak Holdings Ltd.	3,360,000	2,211
	Dah Sing Financial Holdings Ltd.	422,800	2,048
^	Emperor Watch & Jewellery Ltd.	9,340,000	2,007
	SmarTone Telecommunications Holding Ltd.	1,252,500	1,934
	Vitasoy International Holdings Ltd.	2,514,000	1,835
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,996,000	1,774
	Hong Kong Aircraft Engineering Co. Ltd.	125,600	1,755
	Value Partners Group Ltd.	2,191,000	1,734
^	United Laboratories International Holdings Ltd.	1,610,000	1,654
	Dah Sing Banking Group Ltd.	1,229,600	1,636
*	Mongolia Energy Corp. Ltd.	12,886,000	1,634
	IT Ltd.	1,616,000	1,586
^	Singamas Container Holdings Ltd.	4,482,000	1,553
	Kowloon Development Co. Ltd.	1,139,000	1,530
*	CST Mining Group Ltd.	57,632,000	1,488
	EVA Precision Industrial Holdings Ltd.	3,926,000	1,486
*	Kingston Financial Group Ltd.	10,744,000	1,323
^	Silver base Group Holdings Ltd.	1,398,000	1,275
	Midland Holdings Ltd.	2,128,000	1,237
^	K Wah International Holdings Ltd.	3,431,000	1,200
^	Shui On Construction and Materials Ltd.	912,353	1,194

	Sunlight REIT	3,524,000	1,148
^	Man Wah Holdings Ltd.	1,264,800	1,148
	HKR International Ltd.	1,948,800	1,105
	TAI Cheung Holdings	1,398,000	1,102
	Regal REIT	3,136,000	1,050
^	Mingfa Group International Co. Ltd.	3,187,000	1,013
*	Jinchuan Group International Resources Co. Ltd.	2,531,000	1,009
	Pacific Textile Holdings Ltd.	1,429,000	991
*,^ Sateri Holdings Ltd.		2,033,500	989
*	Apollo Solar Energy Technology Holdings Ltd.	24,672,000	961
*	Ming Fung Jewellery Group Ltd.	7,075,115	872
*	China WindPower Group Ltd.	11,330,000	871
*	Sinopoly Battery Ltd.	11,640,000	868
	SITC International Holdings Co. Ltd.	2,011,949	851
	Prosperity REIT	3,458,000	834
*	China Daye Non-Ferrous Metals Mining Ltd.	12,282,000	834
*,^ IRC Ltd.		3,464,000	804
	Emperor International Holdings	3,431,333	788
*,^ China Timber Resources Group Ltd.		16,400,000	780
*,^ Fook Woo Group Holdings Ltd.		2,620,000	773
^	Lee & Man Holding Ltd.	650,000	754
	Far East Consortium	3,320,000	724
^	City Telecom HK Ltd.	1,279,000	722
	Regal Hotels International Holdings Ltd.	1,734,000	702
*	CSI Properties Ltd.	20,140,000	698
*	Get Nice Holdings Ltd.	10,764,000	690
	Chong Hing Bank Ltd.	310,000	655
^	Bonjour Holdings Ltd.	3,652,000	655
	Citic Telecom International Holdings Ltd.	2,728,000	640
*	eSun Holdings Ltd.	2,308,000	626
*	Titan Petrochemicals Group Ltd.	10,180,000	620
	Newocean Energy Holdings Ltd.	2,610,000	610
	Glorious Sun Enterprises Ltd.	1,496,000	601
*	Pacific Century Premium Developments Ltd.	2,816,000	538
*	VST Holdings Ltd.	2,108,000	535
	Public Financial Holdings Ltd.	938,000	535
*	Apac Resources Ltd.	9,940,000	529
	Dickson Concepts International Ltd.	698,000	528
*	Ruifeng Petroleum Chemical Holdings Ltd.	5,476,000	526
	Prosperity International Holdings HK Ltd.	7,980,000	521
	Hutchison Harbour Ring Ltd.	4,950,000	514
^	Goodbaby International Holdings Ltd.	1,066,000	507
*,^ China Properties Group Ltd.		1,537,000	502
*	Lai Sun Development	18,974,000	498
	CK Life Sciences International Holdings Inc.	8,230,000	496
	Pico Far East Holdings Ltd.	2,464,000	496
*	Dejin Resources Group Co. Ltd.	18,103,120	495
	Liu Chong Hing Investment	416,000	485
	Pearl Oriental Innovation Ltd.	4,242,000	484
*	Tom Group Ltd.	4,450,000	479
*	King Stone Energy Group Ltd.	1,855,000	465
^	Guotai Junan International Holdings Ltd.	1,168,000	464
*,^ Sino-Tech International Holdings Ltd.		28,420,000	430
*,^ Neo-Neon Holdings Ltd.		1,515,500	428
^	Costin New Materials Group Ltd.	663,000	424
^	Victory City International Holdings Ltd.	2,376,000	414
	Polytec Asset Holdings Ltd.	3,175,000	407
	Natural Beauty Bio-Technology Ltd.	1,860,000	405

	Samson Holding Ltd.	2,471,000	402
	Pacific Andes International Holdings Ltd.	3,504,000	400
*	Kosmopolito Hotels International Ltd.	1,827,645	400
	Regent Pacific Group Ltd.	9,190,000	394
	Paliburg Holdings Ltd.	1,022,000	385
	Century City International Holdings Ltd.	4,668,000	341
	Chen Hsong Holdings	720,000	338
	Haitong International Securities Group Ltd.	608,000	322
*	Burwill Holdings Ltd.	8,150,000	308
	Sing Tao News Corp. Ltd.	1,026,000	295
	Shenyin Wanguo HK Ltd.	790,000	295
	First Shanghai Investments Ltd.	2,632,000	290
*	Next Media Ltd.	2,036,000	285
*	Richfield Group Holdings Ltd.	3,680,000	283
*	Zhuguang Holdings Group Co. Ltd.	1,616,000	282
	Soundwill Holdings Ltd.	187,746	282
*	Rising Development Holdings Ltd.	1,392,000	273
*	Sun Innovation Holdings Ltd.	8,150,000	236
*	China Energy Development Holdings Ltd.	11,430,000	234
*,^ Theme International Holdings Ltd.		4,200,000	221
*	Neo Telemedia Ltd.	3,400,000	209
	China Ting Group Holdings Ltd.	1,962,000	204
	Oriental Press Group	1,474,000	196
	Win Hanverky Holdings Ltd.	1,394,000	179
	Luks Group Vietnam Holdings Co. Ltd.	382,000	89
*	Artel Solutions Group Holdings Ltd.	3,620,000	77
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	117,650	57
			1,182,134
Hungary (0.1%)
	OTP Bank plc	752,862	21,720
*	MOL Hungarian Oil and Gas plc	133,815	14,359
	Richter Gedeon Nyrt	44,446	8,867
	Magyar Telekom Telecommunications plc	1,505,333	4,344
	Egis Gyogyszergyar Nyrt	12,482	1,216
*	CIG Pannonia Life Insurance plc	176,526	790
*	FHB Mortgage Bank plc	63,849	290
*	Fotex Holding SE	78,093	153
			51,739
India (1.8%)
	Infosys Ltd.	1,368,045	85,756
	Reliance Industries Ltd.	4,160,129	77,802
	Housing Development Finance Corp.	3,443,180	53,582
	ICICI Bank Ltd.	1,986,374	46,459
	HDFC Bank Ltd.	3,566,569	39,273
	Tata Consultancy Services Ltd.	1,493,324	38,421
	ITC Ltd.	7,101,819	33,420
	Larsen & Toubro Ltd.	658,917	25,687
	Axis Bank Ltd.	718,635	21,711
	Tata Motors Ltd.	956,353	20,479
	Hindustan Unilever Ltd.	2,779,469	20,384
	Mahindra & Mahindra Ltd.	976,423	15,887
	Jindal Steel & Power Ltd.	1,186,882	15,726
	Bharat Heavy Electricals Ltd.	374,331	15,570
	Sterlite Industries India Ltd.	4,247,157	15,380
	Oil & Natural Gas Corp. Ltd.	2,433,579	14,832
	HDFC Bank Ltd. ADR	413,915	14,388
	Coal India Ltd.	1,603,840	14,049

Hindalco Industries Ltd.	3,505,031	13,328
ICICI Bank Ltd. ADR	285,755	13,308
GAIL India Ltd.	1,205,374	12,577
Tata Steel Ltd.	971,122	12,353
Sun Pharmaceutical Industries Ltd.	980,521	11,466
Wipro Ltd.	1,170,933	10,298
Hero Honda Motors Ltd.	253,364	10,222
Adani Enterprises Ltd.	730,616	9,665
Bajaj Auto Ltd.	277,491	9,216
Tata Power Co. Ltd.	307,747	8,904
State Bank of India	164,566	8,716
Kotak Mahindra Bank Ltd.	861,993	8,671
Infrastructure Development Finance Co. Ltd.	3,017,423	8,587
Power Grid Corp. of India Ltd.	3,560,698	8,467
Cipla Ltd.	1,047,851	7,254
NTPC Ltd.	1,809,529	7,200
Dr Reddy's Laboratories Ltd.	193,631	6,962
Sesa Goa Ltd.	1,096,448	6,806
DLF Ltd.	1,300,292	6,781
Asian Paints Ltd.	90,674	6,416
United Spirits Ltd.	271,388	6,266
Maruti Suzuki India Ltd.	223,765	6,094
HCL Technologies Ltd.	528,514	5,801
Shriram Transport Finance Co. Ltd.	393,932	5,694
Ambuja Cements Ltd.	1,929,554	5,636
Ultratech Cement Ltd.	219,252	5,105
JSW Steel Ltd.	285,510	4,987
Ranbaxy Laboratories Ltd.	406,998	4,958
Dr Reddy's Laboratories Ltd. ADR	139,019	4,957
Lupin Ltd.	474,929	4,883
Wipro Ltd. ADR	388,318	4,613
* Reliance Power Ltd.	1,796,853	4,549
Jaiprakash Associates Ltd.	3,016,382	4,531
Rural Electrification Corp. Ltd.	951,683	4,515
Siemens India Ltd.	214,542	4,488
LIC Housing Finance Ltd.	909,806	4,368
Mundra Port and Special Economic Zone Ltd.	1,281,565	4,157
* Reliance Infrastructure Ltd.	338,241	4,131
Zee Entertainment Enterprises Ltd.	1,386,185	4,122
Reliance Capital Ltd.	308,793	4,013
Bharat Petroleum Corp. Ltd.	269,025	4,005
Steel Authority of India Ltd.	1,390,813	3,971
ACC Ltd.	171,395	3,918
Federal Bank Ltd.	385,146	3,716
Reliance Communications Ltd.	1,609,310	3,689
* Satyam Computer Services Ltd.	1,877,836	3,586
Titan Industries Ltd.	688,464	3,548
Dabur India Ltd.	1,351,328	3,176
Bank of India	355,113	3,096
IndusInd Bank Ltd.	494,148	3,024
Canara Bank	281,713	2,922
Unitech Ltd.	4,214,513	2,906
Aditya Birla Nuvo Ltd.	132,342	2,855
* Suzlon Energy Ltd.	2,261,467	2,678
Indiabulls Financial Services Ltd.	643,059	2,641
United Phosphorus Ltd.	693,465	2,602
Marico Ltd.	664,698	2,533
Jain Irrigation Systems Ltd.	592,281	2,331

* Dish TV India Ltd.	1,209,560	2,316
Tata Global Beverages Ltd.	948,146	2,282
* Indiabulls Real Estate Ltd.	1,006,385	2,262
Bharat Forge Ltd.	296,222	2,208
State Bank of India GDR	19,404	2,144
Sintex Industries Ltd.	529,863	2,106
* GMR Infrastructure Ltd.	3,013,224	2,083
Apollo Hospitals Enterprise Ltd.	173,030	2,061
Piramal Healthcare Ltd.	237,784	2,046
* Housing Development & Infrastructure Ltd.	605,893	1,952
Bajaj Holdings and Investment Ltd.	99,966	1,744
Ashok Leyland Ltd.	1,418,830	1,636
Indian Hotels Co. Ltd.	939,062	1,613
Bajaj Finserv Ltd.	133,199	1,611
Motherson Sumi Systems Ltd.	307,075	1,586
Shree Renuka Sugars Ltd.	989,952	1,571
IFCI Ltd.	1,520,638	1,550
Jammu & Kashmir Bank Ltd.	74,855	1,470
Aurobindo Pharma Ltd.	381,733	1,469
Opto Circuits India Ltd.	224,300	1,460
* Sterling International Enterprises Ltd.	289,456	1,444
* MAX India Ltd.	350,204	1,441
* ING Vysya Bank Ltd.	180,494	1,432
Biocon Ltd.	163,816	1,344
Hexaware Technologies Ltd.	673,602	1,338
CESC Ltd.	170,012	1,296
Jindal Saw Ltd.	369,633	1,275
* Bombay Rayon Fashions Ltd.	196,114	1,272
* Emami Ltd.	112,414	1,255
Financial Technologies India Ltd.	63,975	1,170
Great Eastern Shipping Co. Ltd.	187,139	1,149
Thermax Ltd.	88,454	1,143
Educomp Solutions Ltd.	144,249	1,125
Amtek Auto Ltd.	308,243	1,108
Gujarat State Petronet Ltd.	472,069	1,091
Indraprastha Gas Ltd.	118,294	1,089
* Fortis Healthcare India Ltd.	287,682	1,085
Areva T&D India Ltd.	194,127	1,079
Videocon Industries Ltd.	250,963	1,065
* Jubilant Foodworks Ltd.	54,685	1,053
Punj Lloyd Ltd.	660,498	1,050
Voltas Ltd.	338,287	1,050
IRB Infrastructure Developers Ltd.	267,440	1,048
REI Agro Ltd.	1,614,150	1,048
Redington India Ltd.	475,656	1,047
South Indian Bank Ltd.	1,955,175	1,037
Andhra Bank	339,895	1,036
India Infoline Ltd.	534,375	1,010
Syndicate Bank	370,120	1,001
IVRCL Ltd.	712,193	1,000
Monnet Ispat & Energy Ltd.	88,328	992
NCC Ltd./India	593,283	975
EID Parry India Ltd.	158,428	965
McLeod Russel India Ltd.	156,798	962
* GVK Power & Infrastructure Ltd.	2,354,823	959
PTC India Ltd.	544,741	952
Gujarat NRE Coke Ltd.	944,054	943
Torrent Pharmaceuticals Ltd.	61,855	913

India Cements Ltd.	574,827	905
Gujarat Mineral Development Corp. Ltd.	243,825	882
Havells India Ltd.	106,947	878
* Manappuram Finance Ltd.	699,466	869
Gujarat Gas Co. Ltd.	90,963	860
Core Projects & Technologies Ltd.	126,524	860
Strides Arcolab Ltd.	100,710	854
UCO Bank	441,959	848
* Ispat Industries Ltd.	2,061,900	837
Rolta India Ltd.	317,890	834
* Arvind Ltd.	416,477	823
Raymond Ltd.	95,389	819
Shree Cement Ltd.	20,062	809
Welspun Corp. Ltd.	240,462	804
Ruchi Soya Industries Ltd.	363,620	802
EIH Ltd.	367,137	801
Pantaloon Retail India Ltd.	105,000	795
Sobha Developers Ltd.	133,370	782
* UTV Software Communications Ltd.	35,737	777
* Cox & Kings Ltd.	158,428	738
Pfizer Ltd./India	20,625	716
Godrej Industries Ltd.	146,155	699
* Phoenix Mills Ltd.	145,069	696
Gujarat Fluorochemicals	62,775	691
Karnataka Bank Ltd.	261,954	685
Maharashtra Seamless Ltd.	80,847	683
CMC Ltd.	26,646	680
Hindustan Construction Co.	985,122	679
Karur Vysya Bank Ltd.	71,867	669
Ballarpur Industries Ltd.	844,181	659
HCL Infosystems Ltd.	341,748	659
Tube Investments Of India	181,597	655
Jagran Prakashan Ltd.	250,337	644
* Rajesh Exports Ltd.	255,387	637
Bata India Ltd.	42,658	636
Ipca Laboratories Ltd.	85,489	634
* Alok Industries Ltd.	1,099,570	627
Shoppers Stop Ltd.	69,205	615
* Wockhardt Ltd.	60,362	614
* Pipavav Shipyard Ltd.	379,302	614
AIA Engineering Ltd.	69,415	603
Prestige Estates Projects Ltd.	199,941	597
Alstom Projects India Ltd.	45,450	586
Berger Paints India Ltd.	237,323	583
Eicher Motors Ltd.	19,222	573
* Gitanjali Gems Ltd.	81,509	571
Dewan Housing Finance Corp. Ltd.	118,634	558
* BASF India Ltd.	37,112	552
SKF India Ltd.	36,543	545
* Anant Raj Industries Ltd.	294,201	544
* Bayer CropScience Ltd./India	27,200	540
Chambal Fertilizers & Chemicals Ltd.	276,147	537
* Tata Teleservices Maharashtra Ltd.	1,063,364	532
Sterling Biotech Ltd.	272,385	530
Jubilant Life Sciences Ltd.	108,394	522
* KSK Energy Ventures Ltd.	212,285	511
State Bank of Travancore	32,344	510
Vijaya Bank	355,907	508

Century Textile & Industries Ltd.	64,293	501
TTK Prestige Ltd.	7,507	499
Balrampur Chini Mills Ltd.	369,329	496
Gujarat State Fertilisers & Chemicals Ltd.	54,479	494
Bajaj Finance Ltd.	31,096	491
Rallis India Ltd.	132,190	487
* Jet Airways India Ltd.	47,718	482
* Mahanagar Telephone Nigam	448,634	479
MRF Ltd.	2,915	475
* SKS Microfinance Ltd.	51,013	474
* Orissa Minerals Development Co. Ltd.	397	472
Novartis India Ltd.	23,220	472
Sundaram Finance Ltd.	36,443	470
Orchid Chemicals & Pharmaceuticals Ltd.	99,237	463
State Bank of Bikaner & Jaipur	40,983	446
Nava Bharat Ventures Ltd.	85,032	443
* Gujarat Pipavav Port Ltd.	276,001	443
Tulip Telecom Ltd.	124,890	440
Gateway Distriparks Ltd.	139,428	433
* Uttam Galva Steels Ltd.	186,236	430
* S Kumars Nationwide Ltd.	340,267	425
* TV18 Broadcast Ltd.	269,814	421
Lakshmi Machine Works Ltd.	8,644	420
Kwality Dairy India Ltd.	120,290	416
* BF Utilities Ltd.	24,986	411
Supreme Industries Ltd.	85,132	406
Amtek India Ltd.	156,085	406
Blue Star Ltd.	61,674	401
Dena Bank	205,970	394
* Oswal Chemical & Fertilizers	187,811	384
KPIT Cummins Infosystems Ltd.	89,406	384
NIIT Technologies Ltd.	75,464	379
SREI Infrastructure Finance Ltd.	358,410	379
* Sujana Towers Ltd.	561,895	375
* Development Credit Bank Ltd.	288,897	371
Trent Ltd.	13,500	371
Birla Corp. Ltd.	50,657	368
eClerx Services Ltd.	20,045	367
TVS Motor Co. Ltd.	325,793	363
* Whirlpool of India Ltd.	71,869	360
* Hathway Cables and Datacom Ltd.	143,463	358
* Arrow Webtex Ltd.	147,588	353
BEML Ltd.	28,429	353
* Sun Pharma Advanced Research Co. Ltd.	167,399	350
Greaves Cotton Ltd.	169,824	349
VIP Industries Ltd.	18,734	343
Bajaj Electricals Ltd.	68,698	338
Clariant Chemicals India Ltd.	19,759	337
Bajaj Hindusthan Ltd.	218,706	336
Usha Martin Ltd.	332,841	335
Edelweiss Capital Ltd.	447,774	335
Hindustan Oil Exploration Co. Ltd.	86,584	333
Gammon India Ltd.	169,161	330
Tata Investment Corp. Ltd.	30,275	328
* City Union Bank Ltd.	290,759	323
* Madras Cements Ltd.	154,316	321
* Parsvnath Developers Ltd.	304,956	320
Aban Offshore Ltd.	28,848	320

Unichem Laboratories Ltd.	98,237	320
Amara Raja Batteries Ltd.	58,387	315
Kalpataru Power Transmission Ltd.	107,694	314
Zydus Wellness Ltd.	22,259	313
Escorts Ltd.	139,878	311
Dhanlaxmi Bank Ltd.	129,936	310
* Himachal Futuristic Communications	876,717	308
SRF Ltd.	42,666	307
Peninsula Land Ltd.	260,472	305
Everonn Education Ltd.	24,457	305
KEC International Ltd.	170,144	304
Abbott India Ltd.	9,074	302
Mercator Lines Ltd.	370,865	300
Prism Cement Ltd.	286,759	297
Uflex Ltd.	62,820	297
Punjab & Sind Bank	135,939	294
Kemrock Industries & Exports Ltd.	25,655	292
Zuari Industries Ltd.	19,189	291
NIIT Ltd.	231,147	288
Polaris Software Lab Ltd.	72,774	284
* Sterlite Technologies Ltd.	249,505	282
* Deccan Chronicle Holdings Ltd.	175,067	273
Prraneta Industries Ltd.	159,208	272
* Jyothy Laboratories Ltd.	50,569	272
FDC Ltd./India	129,761	271
* Network 18 Media & Investments Ltd.	98,956	271
Radico Khaitan Ltd.	90,354	270
* Navneet Publications India Ltd.	177,002	268
Geodesic Ltd.	183,928	268
Mahindra Lifespace Developers Ltd.	33,479	267
* JSL Stainless Ltd.	116,043	263
Great Offshore Ltd.	51,967	251
Gujarat Narmada Valley Fertilizers Co. Ltd.	109,481	249
Hotel Leela Venture Ltd.	238,890	248
ABG Shipyard Ltd.	28,182	247
* Simplex Infrastructures Ltd.	35,961	243
Bombay Dyeing & Manufacturing Co. Ltd.	31,098	242
Cholamandalam Investment and Finance Co. Ltd.	62,644	241
Deepak Fertilizers & Petrochemicals Corp. Ltd.	65,290	240
MindTree Ltd.	25,295	239
Sunteck Realty Ltd.	35,871	235
Graphite India Ltd.	117,261	233
* SE Investments Ltd.	760,350	233
* Bilcare Ltd.	25,282	232
Praj Industries Ltd.	122,701	230
* Jai Corp. Ltd.	101,667	229
KS Oils Ltd.	504,548	214
Vardhman Textiles Ltd.	43,714	213
* Monsanto India Ltd.	5,224	208
Nagarjuna Fertilizers & Chemicals	283,754	208
Gruh Finance Ltd.	20,918	205
Grindwell Norton Ltd.	34,946	205
Elgi Equipments Ltd.	112,520	203
* Electrosteel Steels Ltd.	1,132,315	203
Karuturi Global Ltd.	763,632	202
* Asahi India Glass Ltd.	105,677	196
Jyoti Structures Ltd.	102,467	196
Orient Paper & Industries Ltd.	146,364	195

* C Mahendra Exports Ltd.	36,566	191
* Time Technoplast Ltd.	122,258	189
Persistent Systems Ltd.	23,583	189
Ingersoll-Rand India Ltd.	16,369	189
* SpiceJet Ltd.	264,169	188
* Triveni Turbine Ltd.	177,416	179
Ansal Properties & Infrastructure Ltd.	194,615	176
Merck Ltd./India	10,931	172
Elder Pharmaceuticals Ltd. Class A	18,882	171
ICRA Ltd.	5,952	171
Rain Commodities Ltd.	208,870	170
* Gujarat Industries Power Co. Ltd.	92,501	167
Sundram Fasteners Ltd.	123,635	164
* OnMobile Global Ltd.	77,814	163
Kesoram Industries Ltd.	47,614	159
Glodyne Technoserve Ltd.	22,090	155
* Lakshmi Vilas Bank Ltd.	55,693	155
Indian Metals & Ferro Alloys Ltd.	15,215	154
Jindal Poly Films Ltd.	25,478	150
* HeidelbergCement India Ltd.	181,561	149
Finolex Industries Ltd.	89,811	149
* GTL Ltd.	87,572	149
* Patel Engineering Ltd.	48,150	148
Ess Dee Aluminium Ltd.	17,585	145
* JBF Industries Ltd.	41,998	144
* Prakash Industries Ltd.	96,277	144
* Jai Balaji Industries Ltd.	35,828	144
* Jindal South West Holdings Ltd.	7,362	144
IL & FS Investment Managers Ltd.	197,191	142
Finolex Cables Ltd.	137,776	141
* Kingfisher Airlines Ltd.	176,394	138
* Dalmia Bharat Enterprises Ltd.	42,605	137
HEG Ltd.	25,567	136
Triveni Engineering & Industries Ltd.	177,416	136
* Gokul Refoils & Solvent Ltd.	64,322	134
Shiv-Vani Oil & Gas Exploration Services Ltd.	27,023	131
Electrosteel Castings Ltd.	202,033	130
Hindustan Media Ventures Ltd.	40,780	127
Madhucon Projects Ltd.	65,001	127
* Adhunik Metaliks Ltd.	74,216	125
* DEN Networks Ltd.	66,965	121
Moser Baer India Ltd.	144,862	120
Infosys Ltd. ADR	900	56
United Breweries Holdings Ltd.	8,075	25
* Satyam Computer Services Ltd. ADR	6,000	22
Tata Motors Ltd. ADR	400	9
Sterlite Industries India Ltd. ADR	400	6
* Vardhman Textiles Ltd.	8,742	4
		1,075,013
Indonesia (0.7%)
Astra International Tbk PT	6,426,000	53,228
Bank Central Asia Tbk PT	39,157,000	38,138
Bank Rakyat Indonesia Persero Tbk PT	34,759,000	28,136
Telekomunikasi Indonesia Tbk PT	32,056,000	27,744
Bank Mandiri Tbk PT	29,244,624	26,941
Bumi Resources Tbk PT	49,132,500	17,540
United Tractors Tbk PT	5,306,015	17,020

Perusahaan Gas Negara PT	34,752,000	16,217
Adaro Energy Tbk PT	45,551,500	14,124
Bank Negara Indonesia Persero Tbk PT	23,560,995	12,305
Gudang Garam Tbk PT	1,838,500	10,990
Semen Gresik Persero Tbk PT	9,311,000	10,329
Indofood Sukses Makmur Tbk PT	13,843,500	10,313
Unilever Indonesia Tbk PT	4,883,500	8,956
Indocement Tunggal Prakarsa Tbk PT	4,686,500	8,508
Charoen Pokphand Indonesia Tbk PT	23,415,365	7,489
Indo Tambangraya Megah PT	1,250,300	7,408
Tambang Batubara Bukit Asam Tbk PT	2,535,500	6,344
Kalbe Farma Tbk PT	14,462,102	5,909
Bank Danamon Indonesia Tbk PT	9,162,401	5,865
Lippo Karawaci Tbk PT	53,535,500	4,900
International Nickel Indonesia Tbk PT	7,656,000	3,814
XL Axiata Tbk PT	5,465,223	3,689
Astra Agro Lestari Tbk PT	1,208,000	3,331
* Bakrie Telecom Tbk PT	71,393,000	3,019
Bumi Serpong Damai PT	25,026,500	2,993
Indosat Tbk PT	4,370,000	2,793
* Energi Mega Persada Tbk PT	88,188,000	2,632
Aneka Tambang Tbk PT	10,509,500	2,467
Summarecon Agung Tbk PT	15,501,500	2,331
Ciputra Development Tbk PT	35,121,500	2,270
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	15,453,500	2,248
* Bakrieland Development Tbk PT	109,060,500	2,162
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,536,500	2,078
Gajah Tunggal Tbk PT	5,100,500	1,958
AKR Corporindo Tbk PT	5,318,500	1,907
Timah Tbk PT	6,580,500	1,890
* Bakrie and Brothers Tbk PT	225,746,000	1,826
* Bhakti Investama Tbk PT	59,119,500	1,808
Bakrie Sumatera Plantations Tbk PT	35,163,000	1,793
Japfa Comfeed Indonesia Tbk PT	2,840,500	1,771
Bank Tabungan Negara Tbk PT	8,626,000	1,723
* Delta Dunia Makmur Tbk PT	13,173,000	1,515
Alam Sutera Realty Tbk PT	30,467,500	1,501
Media Nusantara Citra Tbk PT	11,681,000	1,467
Holcim Indonesia Tbk PT	5,837,500	1,421
Global Mediacom Tbk PT	13,722,000	1,404
Medco Energi Internasional Tbk PT	4,438,000	1,302
* Indah Kiat Pulp & Paper Corp. Tbk PT	8,554,000	1,287
* Garuda Indonesia Tbk PT	20,697,000	1,238
Krakatau Steel Tbk PT	9,613,500	1,231
* Barito Pacific Tbk PT	9,552,500	1,134
* Sentul City Tbk PT	44,411,000	1,001
Ramayana Lestari Sentosa Tbk PT	9,730,500	959
Bank Bukopin Tbk PT	9,431,166	931
Bisi International PT	5,460,000	930
Tower Bersama Infrastructure Tbk PT	3,471,000	908
Sampoerna Agro PT	1,890,000	809
* Agung Podomoro Land Tbk PT	18,740,000	770
Ciputra Property TBK PT	12,657,500	734
* Berlian Laju Tanker Tbk PT	19,210,500	666
* Pakuwon Jati Tbk PT	6,114,500	647
* Panin Financial Tbk PT	31,731,500	631
BW Plantation Tbk PT	4,246,000	618
* Darma Henwa Tbk PT	42,227,000	585

Wijaya Karya PT	7,214,000	575
Hexindo Adiperkasa Tbk PT	596,500	564
* Intiland Development Tbk PT	14,050,500	537
* Benakat Petroleum Energy PT	39,479,500	467
Pembangunan Perumahan Persero PT Tbk	5,998,000	451
Elnusa Tbk PT	5,038,000	171
		415,361
Ireland (0.2%)
CRH plc	2,251,755	44,173
Kerry Group plc Class A	444,108	18,346
* Elan Corp. plc	1,590,643	17,777
* Governor & Co. of the Bank of Ireland	50,096,138	7,592
DCC plc	267,725	7,240
Paddy Power plc	140,590	6,876
C&C Group plc - Ireland (XDUB)	1,054,236	5,357
* Smurfit Kappa Group plc - Ireland (XDUB)	496,124	5,107
Kingspan Group plc	417,490	4,198
Ryanair Holdings plc	695,870	3,201
Glanbia plc	424,856	2,789
Grafton Group plc	636,608	2,661
Ryanair Holdings plc ADR	96,265	2,617
United Drug plc	776,688	2,607
Irish Continental Group plc	47,921	1,050
WPP plc ADR	17,140	970
Greencore Group plc	600,178	809
Fyffes plc	1,093,618	659
FBD Holdings plc	66,350	656
* Aer Lingus	597,539	581
Total Produce plc	997,393	566
* Independent News & Media plc	1,114,069	535
* Allied Irish Banks plc	3,126,711	464
* Anglo Irish Bank Corp. Ltd.	698,992	—
		136,831
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	2,983,131	139,153
Israel Chemicals Ltd.	1,407,650	23,668
Bank Leumi Le-Israel BM	3,735,586	17,340
Bank Hapoalim BM	3,383,415	16,729
Bezeq The Israeli Telecommunication Corp. Ltd.	5,489,688	13,298
Israel Corp. Ltd.	7,424	8,053
* NICE Systems Ltd.	196,949	7,019
* Israel Discount Bank Ltd. Class A	2,547,874	4,921
* Makhteshim-Agan Industries Ltd.	745,975	4,106
Mizrahi Tefahot Bank Ltd.	383,937	4,034
Partner Communications Co. Ltd.	267,110	3,832
Elbit Systems Ltd.	74,644	3,531
* Mellanox Technologies Ltd.	97,717	3,334
Delek Group Ltd.	14,003	3,121
Cellcom Israel Ltd.	96,644	2,545
Paz Oil Co. Ltd.	14,116	2,224
Cellcom Israel Ltd. (Registered)	79,072	2,057
* Oil Refineries Ltd.	2,744,055	1,848
Osem Investments Ltd.	106,751	1,768
Harel Insurance Investments & Financial Services Ltd.	31,890	1,664
Shufersal Ltd.	280,848	1,576
Strauss Group Ltd.	104,786	1,572
Shikun & Binui Ltd.	665,068	1,523

* Delek Energy Systems Ltd.	3,822	1,465
Clal Insurance Enterprises Holdings Ltd.	62,685	1,407
Migdal Insurance & Financial Holding Ltd.	801,138	1,363
Clal Industries and Investments Ltd.	205,999	1,356
Ormat Industries	200,926	1,325
* Africa Israel Investments Ltd.	214,484	1,288
Frutarom Industries Ltd.	119,888	1,278
Delek Automotive Systems Ltd.	118,756	1,266
Alony Hetz Properties & Investments Ltd.	211,426	1,127
Discount Investment Corp.	77,910	1,076
* Hot Telecommunication System Ltd.	64,744	1,076
First International Bank Of Israel Ltd.	69,365	999
* Given Imaging Ltd.	50,829	989
* Ceragon Networks Ltd.	77,946	979
* Nitsba Holdings 1995 Ltd.	95,147	888
Jerusalem Economy Ltd.	78,231	869
* Menorah Mivtachim Holdings Ltd.	78,274	783
Ituran Location and Control Ltd.	55,428	763
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	19,945	730
* B Communications Ltd.	27,881	707
Matrix IT Ltd.	118,000	689
* Tower Semiconductor Ltd.	653,623	685
* Retalix Ltd.	44,917	684
British Israel Investments Ltd.	171,228	628
* Koor Industries Ltd.	36,868	604
* Clal Biotechnology Industries Ltd.	102,659	565
Industrial Buildings Corp.	279,211	548
Amot Investments Ltd.	180,414	504
* AudioCodes Ltd.	89,553	487
Electra Ltd./Israel	4,485	487
Phoenix Holdings Ltd.	154,140	472
NetVision Ltd.	32,754	457
Alon Holdings Blue Square Israel Ltd.	51,605	430
Property & Building Corp.	6,092	427
Melisron Ltd.	18,800	410
Bayside Land Corp.	1,658	392
* Jerusalem Oil Exploration	21,623	382
* Gilat Satellite Networks Ltd.	78,202	379
* Airport City Ltd.	81,822	363
* FIBI Holdings Ltd.	18,154	363
* Hadera Paper Ltd.	5,620	353
* Internet Gold-Golden Lines Ltd.	16,161	345
* AL-ROV Israel Ltd.	11,287	343
Norstar Holdings Inc.	14,090	325
* Africa Israel Properties Ltd.	27,546	284
Union Bank of Israel	60,987	281
Scailex Corp. Ltd.	19,276	265
Alrov Properties and Lodgings Ltd.	13,858	258
* Naphtha Israel Petroleum Corp. Ltd.	75,354	257
Elco Holdings Ltd.	21,943	240
Plasson Industries Ltd.	9,238	232
* Elbit Imaging Ltd.	38,729	231
Delek The Israeli Fuel Corp. Ltd.	7,830	228
* Otzar Hityashvuth Hayehudim	95	228
* Suny Electronic Inc. Ltd.	22,219	210
FMS Enterprises Migun Ltd.	8,902	207
* Elron Electronic Industries Ltd.	40,952	204
Granite Hacarmel Investments Ltd.	101,768	192

Golf & Co. Ltd.	37,859	177
Israel Land Development Co. Ltd.	19,397	172
* Electra Real Estate Ltd.	29,015	149
		305,787
Italy (1.7%)
ENI SPA	7,629,440	165,796
Enel SPA	20,904,404	120,396
UniCredit SPA	42,833,625	76,410
Intesa Sanpaolo SPA (Registered)	32,006,829	73,834
Assicurazioni Generali SPA	3,706,931	70,358
Saipem SPA	839,366	43,740
Telecom Italia SPA (Registered)	29,733,072	37,413
* Fiat Industrial SPA	2,418,078	31,918
Snam Rete Gas SPA	5,101,497	29,452
Tenaris SA	1,215,457	26,644
Fiat SPA	2,425,313	23,963
Telecom Italia SPA (Bearer)	19,087,911	20,527
Atlantia SPA	1,002,860	18,568
Terna Rete Elettrica Nazionale SPA	3,804,244	17,250
Mediobanca SPA	1,646,785	15,135
Enel Green Power SPA	5,539,796	13,835
Unione di Banche Italiane SCPA	2,600,536	12,481
Prysmian SPA	651,837	12,065
Luxottica Group SPA	370,201	11,737
Banco Popolare SC	5,618,366	10,764
Banca Monte dei Paschi di Siena SPA	13,694,257	10,263
Finmeccanica SPA	1,273,119	9,769
^ Mediaset SPA	2,266,009	9,709
Banca Popolare dell'Emilia Romagna Scrl	791,995	7,961
Pirelli & C SPA	757,248	7,852
Davide Campari-Milano SPA	908,895	7,498
Tenaris SA ADR	139,938	6,185
Exor SPA	205,362	6,170
Intesa Sanpaolo SPA (Bearer)	2,969,720	5,633
A2A SPA	3,455,635	4,953
Autogrill SPA	353,532	4,653
Bulgari SPA	241,663	4,277
^ Banca Carige SPA	2,004,569	4,151
DiaSorin SPA	79,616	3,936
Tod's SPA	28,279	3,784
Societa Cattolica di Assicurazioni SCRL	138,274	3,346
Recordati SPA	293,251	3,195
* Lottomatica SPA	160,427	3,182
Banca Piccolo Credito Valtellinese Scarl	731,737	3,021
Azimut Holding SPA	366,776	2,990
CIR-Compagnie Industriali Riunite SPA	1,238,421	2,900
Parmalat SPA	1,093,970	2,849
Mediolanum SPA	685,524	2,843
* Buzzi Unicem SPA	239,440	2,806
^ Banca Popolare di Milano Scarl	1,264,006	2,727
Hera SPA	1,374,094	2,709
ERG SPA	193,024	2,571
Impregilo SPA	889,259	2,523
Ansaldo STS SPA	258,511	2,498
Iren SPA	1,451,624	2,394
* Sorin SPA	849,360	2,381
Beni Stabili SPA	2,613,059	2,326

*,^ Yoox SPA		127,490	2,171
	ACEA SPA	227,513	2,001
	Piaggio & C SPA	474,511	1,962
	Banca Generali SPA	163,315	1,952
	Amplifon SPA	284,079	1,820
	Societa Iniziative Autostradali e Servizi SPA	180,578	1,778
^	Italcementi SPA	220,586	1,775
*	Saras SPA	852,404	1,750
*	Unipol Gruppo Finanziario SPA	3,623,602	1,671
	Danieli & C Officine Meccaniche SPA	114,443	1,667
	Interpump Group SPA	190,961	1,548
*	Unipol Gruppo Finanziario SPA Prior Pfd.	4,220,320	1,538
*	Fondiaria-Sai SPA	586,525	1,523
	De'Longhi SPA	122,468	1,508
*	Gemina SPA	1,448,209	1,467
	Autostrada Torino-Milano SPA	124,686	1,457
	Brembo SPA	101,386	1,362
	Geox SPA	251,696	1,293
	Arnoldo Mondadori Editore SPA	408,382	1,291
*	Safilo Group SPA	94,508	1,273
	Benetton Group SPA	181,567	1,260
	Credito Emiliano SPA	249,086	1,260
	Danieli & C Officine Meccaniche SPA	47,025	1,256
	Italcementi SPA RSP	324,538	1,218
	Trevi Finanziaria SPA	94,314	1,209
	Italmobiliare SPA	49,642	1,099
	MARR SPA	85,222	1,087
*	Prelios SPA	1,904,484	1,038
*	Milano Assicurazioni SPA	2,334,642	1,020
	Astaldi SPA	164,176	1,009
	Cofide SPA	970,366	968
	Immobiliare Grande Distribuzione	474,363	964
*	Gruppo Coin SPA	102,211	949
	Indesit Co. SPA	114,897	916
	Gruppo Editoriale L'Espresso SPA	351,147	815
	Buzzi Unicem SPA	115,967	711
	Italmobiliare SPA	19,015	668
	Zignago Vetro SPA	80,123	631
*,^ RCS MediaGroup SPA		419,110	621
*	Digital Multimedia Technologies SPA	19,409	603
*	Banca Popolare dell'Etruria e del Lazio	214,929	603
	Maire Tecnimont SPA	365,417	597
*	Snai SPA	166,386	593
*	Fondiaria-Sai SPA RSP	382,111	590
*	DeA Capital SPA	263,691	561
	IMMSI SPA	490,313	551
	Sogefi SPA	133,219	497
	Banco di Desio e della Brianza SPA	97,905	492
*	Buongiorno SPA	228,163	423
	Marcolin SPA	56,805	421
	Alerion Cleanpower SPA	55,877	420
	Cementir Holding SPA	159,129	413
	Industria Macchine Automatiche SPA	19,371	407
	Engineering Ingegneria Informatica SPA	12,542	404
*,^ Tiscali SPA		4,527,729	398
*,^ Telecom Italia Media SPA		1,429,503	397
	Landi Renzo SPA	128,769	396
*	Cam Finanziaria SPA	672,470	373

	Esprinet SPA	67,252	357
	Banca Profilo SPA	731,088	351
	BasicNet SPA	102,532	350
	Cairo Communication SPA	82,741	347
	Vittoria Assicurazioni SPA	68,809	345
	Sabaf SPA	14,112	342
	Ascopiave SPA	154,426	335
	Banca IFIS SPA	48,249	325
	Reply SPA	11,876	309
*,^ Premafin Finanziaria SPA		527,784	280
	KME Group SPA	648,791	278
*	Juventus Football Club SPA	216,011	253
*	Poltrona Frau SPA	142,727	244
*,^ Seat Pagine Gialle SPA		2,808,925	236
*	Biesse SPA	35,274	232
*	Fiera Milano SPA	34,872	213
	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SPA	6,466	208
*	Carraro SPA	49,088	205
*	d'Amico International Shipping SA	181,319	203
*	Aedes SPA	1,359,575	202
*	Brioschi Sviluppo Immobiliare SPA	942,992	192
	Banco di Sardegna SPA	16,314	183
*,^ Acotel Group SPA		3,805	156
	Banca Finnat Euramerica SPA	264,570	152
	Gruppo Beghelli SPA	147,399	117
			1,043,401
Japan (14.7%)
	Toyota Motor Corp.	8,757,000	357,496
	Honda Motor Co. Ltd.	5,175,587	205,346
	Mitsubishi UFJ Financial Group Inc.	40,432,099	205,309
	Canon Inc.	3,599,155	173,521
	Sumitomo Mitsui Financial Group Inc.	4,262,311	134,088
	Takeda Pharmaceutical Co. Ltd.	2,505,300	119,498
	Mitsubishi Corp.	4,310,036	115,277
	FANUC Corp.	607,900	114,998
	Softbank Corp.	2,747,600	107,295
	Mizuho Financial Group Inc.	65,129,429	106,541
	Mitsui & Co. Ltd.	5,517,400	103,875
	Komatsu Ltd.	3,012,400	94,042
	NTT DoCoMo Inc.	48,628	89,981
	Hitachi Ltd.	14,328,161	88,354
	Nissan Motor Co. Ltd.	7,894,400	84,008
	Panasonic Corp.	7,009,800	83,350
	Sony Corp.	3,190,200	80,018
	Nippon Telegraph & Telephone Corp.	1,517,700	75,058
	Mitsubishi Electric Corp.	6,131,000	72,395
	Mitsubishi Estate Co. Ltd.	3,967,000	71,137
	Shin-Etsu Chemical Co. Ltd.	1,303,900	70,335
	KDDI Corp.	9,245	68,698
	Seven & I Holdings Co. Ltd.	2,391,400	68,190
	East Japan Railway Co.	1,079,300	67,925
	Tokio Marine Holdings Inc.	2,298,300	67,775
	Toshiba Corp.	12,776,000	66,279
	Japan Tobacco Inc.	14,296	64,788
	ITOCHU Corp.	4,785,800	55,216
	Astellas Pharma Inc.	1,412,800	54,887
	Denso Corp.	1,544,400	54,882

Nippon Steel Corp.	16,208,000	54,591
Nomura Holdings Inc.	11,234,190	54,539
Inpex Corp.	6,951	53,957
Kyocera Corp.	485,000	51,791
JX Holdings Inc.	7,118,170	51,465
Bridgestone Corp.	2,064,000	51,343
Mitsui Fudosan Co. Ltd.	2,654,000	50,708
Sumitomo Corp.	3,578,900	50,438
Nintendo Co. Ltd.	314,300	49,844
Kao Corp.	1,715,100	48,502
MS&AD Insurance Group Holdings	1,810,784	45,254
Mitsubishi Heavy Industries Ltd.	9,633,000	44,897
FUJIFILM Holdings Corp.	1,471,648	44,444
Daiichi Sankyo Co. Ltd.	2,134,200	44,103
Murata Manufacturing Co. Ltd.	642,100	41,587
Central Japan Railway Co.	4,786	41,241
Dai-ichi Life Insurance Co. Ltd.	28,628	40,520
Kansai Electric Power Co. Inc.	2,380,900	40,108
JFE Holdings Inc.	1,461,200	39,754
Marubeni Corp.	5,233,000	39,266
Tokyo Gas Co. Ltd.	8,108,000	38,736
Kirin Holdings Co. Ltd.	2,608,000	38,407
Chubu Electric Power Co. Inc.	2,183,400	37,497
Keyence Corp.	131,310	37,126
Asahi Glass Co. Ltd.	3,210,000	37,087
Sumitomo Mitsui Trust Holdings Inc.	9,889,480	36,430
Toray Industries Inc.	4,657,000	36,215
ORIX Corp.	332,631	35,882
Sumitomo Electric Industries Ltd.	2,399,500	35,821
Fujitsu Ltd.	5,919,000	34,834
Nidec Corp.	344,700	34,296
Mitsubishi Chemical Holdings Corp.	4,312,000	33,611
Hoya Corp.	1,384,400	33,598
Kubota Corp.	3,683,000	33,427
Secom Co. Ltd.	664,600	33,154
Eisai Co. Ltd.	801,200	32,519
SMC Corp.	170,700	31,393
NKSJ Holdings Inc.	4,736,400	31,252
Terumo Corp.	534,400	30,012
Fast Retailing Co. Ltd.	168,200	29,770
Resona Holdings Inc.	5,999,853	29,733
Sumitomo Metal Mining Co. Ltd.	1,663,000	29,448
Tokyo Electron Ltd.	543,300	29,244
Sharp Corp.	3,170,000	29,202
Asahi Kasei Corp.	4,020,000	28,438
Sumitomo Realty & Development Co. Ltd.	1,131,000	27,922
Daikin Industries Ltd.	746,200	26,471
Ajinomoto Co. Inc.	2,104,000	26,081
Asahi Group Holdings Ltd.	1,229,400	26,015
Sumitomo Metal Industries Ltd.	10,696,000	25,641
Nikon Corp.	1,084,400	25,449
^ Tokyo Electric Power Co. Inc.	4,582,600	25,432
Sumitomo Chemical Co. Ltd.	4,998,000	25,329
Nitto Denko Corp.	525,100	25,304
Suzuki Motor Corp.	1,068,000	24,736
Osaka Gas Co. Ltd.	6,180,000	24,469
Olympus Corp.	686,400	24,409
Aeon Co. Ltd.	1,901,500	23,947

Rakuten Inc.	22,942	23,401
Aisin Seiki Co. Ltd.	605,900	23,250
West Japan Railway Co.	541,200	23,030
Ricoh Co. Ltd.	2,135,000	22,967
Daiwa Securities Group Inc.	5,257,000	22,866
T&D Holdings Inc.	915,900	22,410
Daito Trust Construction Co. Ltd.	230,000	22,139
Shiseido Co. Ltd.	1,145,600	21,951
Otsuka Holdings Co. Ltd.	795,760	21,906
Yamato Holdings Co. Ltd.	1,260,900	21,601
JS Group Corp.	842,100	21,064
Yamada Denki Co. Ltd.	261,230	20,915
Daiwa House Industry Co. Ltd.	1,518,000	20,457
JGC Corp.	655,000	20,456
Dai Nippon Printing Co. Ltd.	1,786,000	20,280
Kyushu Electric Power Co. Inc.	1,275,700	20,095
TDK Corp.	390,000	20,090
Bank of Yokohama Ltd.	3,909,000	19,145
Mitsui OSK Lines Ltd.	3,633,000	19,024
* NEC Corp.	8,261,000	18,893
Isuzu Motors Ltd.	3,755,000	18,623
Tohoku Electric Power Co. Inc.	1,434,800	18,543
Toyota Industries Corp.	565,900	18,444
Rohm Co. Ltd.	312,100	18,187
Omron Corp.	642,900	18,096
Shizuoka Bank Ltd.	1,908,000	17,945
Nippon Yusen KK	4,878,000	17,860
Dentsu Inc.	573,600	17,843
Nippon Building Fund Inc.	1,737	17,780
Sekisui House Ltd.	1,830,000	17,516
Kobe Steel Ltd.	7,926,000	17,508
^ Kintetsu Corp.	5,139,000	17,341
Odakyu Electric Railway Co. Ltd.	1,997,000	17,235
* Yamaha Motor Co. Ltd.	883,400	17,126
Makita Corp.	356,200	16,758
Kuraray Co. Ltd.	1,096,400	16,552
Kawasaki Heavy Industries Ltd.	4,493,000	16,438
Yahoo Japan Corp.	46,314	16,426
Shionogi & Co. Ltd.	948,200	16,364
Unicharm Corp.	361,400	16,318
Tokyu Corp.	3,617,000	16,240
* Mitsubishi Motors Corp.	12,286,000	16,045
Nippon Electric Glass Co. Ltd.	1,270,000	15,980
Dena Co. Ltd.	310,100	15,440
Chiba Bank Ltd.	2,417,000	15,317
Chugoku Electric Power Co. Inc.	944,500	15,252
Ono Pharmaceutical Co. Ltd.	270,100	15,096
Oriental Land Co. Ltd.	159,400	14,941
Fuji Heavy Industries Ltd.	1,855,000	14,852
NGK Insulators Ltd.	807,000	14,781
Japan Real Estate Investment Corp.	1,467	14,698
Sega Sammy Holdings Inc.	675,000	14,509
Toppan Printing Co. Ltd.	1,778,000	14,061
NTT Data Corp.	4,002	13,884
Tobu Railway Co. Ltd.	3,178,000	13,859
OJI Paper Co. Ltd.	2,715,000	13,573
NSK Ltd.	1,394,000	13,534
Teijin Ltd.	2,992,000	13,367

* Mazda Motor Corp.	4,818,000	13,239
Shikoku Electric Power Co. Inc.	587,800	12,850
Mitsubishi Tanabe Pharma Corp.	707,000	12,810
Chugai Pharmaceutical Co. Ltd.	714,600	12,690
Isetan Mitsukoshi Holdings Ltd.	1,188,700	12,593
Sekisui Chemical Co. Ltd.	1,361,000	12,575
Shimano Inc.	237,500	12,501
Sumitomo Heavy Industries Ltd.	1,767,000	12,417
Konica Minolta Holdings Inc.	1,517,500	12,277
Mitsubishi Materials Corp.	3,544,000	12,071
Nippon Express Co. Ltd.	2,717,000	11,983
Toyota Tsusho Corp.	674,700	11,810
Ibiden Co. Ltd.	385,600	11,670
JSR Corp.	570,300	11,647
Brother Industries Ltd.	744,200	11,609
Keikyu Corp.	1,486,000	11,578
Nitori Holdings Co. Ltd.	117,550	11,437
IHI Corp.	4,173,000	11,244
TonenGeneral Sekiyu KK	895,000	11,241
Keio Corp.	1,851,000	11,193
Ube Industries Ltd.	3,198,000	10,854
Daihatsu Motor Co. Ltd.	610,000	10,684
Trend Micro Inc.	335,100	10,487
Fukuoka Financial Group Inc.	2,466,000	10,485
Lawson Inc.	192,600	10,420
JTEKT Corp.	709,600	10,402
Mitsui Chemicals Inc.	2,730,000	10,368
Kurita Water Industries Ltd.	354,800	10,304
Hirose Electric Co. Ltd.	101,500	10,168
Hokuriku Electric Power Co.	561,900	10,074
Showa Denko KK	4,772,000	9,936
Sony Financial Holdings Inc.	547,043	9,849
THK Co. Ltd.	378,400	9,810
Electric Power Development Co. Ltd.	369,500	9,770
Hamamatsu Photonics KK	216,200	9,729
Obayashi Corp.	2,079,000	9,619
MEIJI Holdings Co. Ltd.	218,641	9,590
Benesse Holdings Inc.	221,500	9,576
Mitsubishi Gas Chemical Co. Inc.	1,224,000	9,540
Santen Pharmaceutical Co. Ltd.	236,700	9,528
Bank of Kyoto Ltd.	1,032,000	9,420
Sankyo Co. Ltd.	171,900	9,180
NTN Corp.	1,513,000	9,136
Nippon Sheet Glass Co. Ltd.	2,855,272	9,107
Taisho Pharmaceutical Co. Ltd.	385,000	9,029
Hisamitsu Pharmaceutical Co. Inc.	206,700	9,009
Advantest Corp.	506,300	8,972
All Nippon Airways Co. Ltd.	2,638,978	8,941
Hokkaido Electric Power Co. Inc.	575,800	8,822
Joyo Bank Ltd.	2,087,000	8,773
Sysmex Corp.	228,900	8,753
Kyowa Hakko Kirin Co. Ltd.	818,000	8,724
Amada Co. Ltd.	1,125,000	8,721
Yakult Honsha Co. Ltd.	304,700	8,693
Furukawa Electric Co. Ltd.	2,010,000	8,636
Rinnai Corp.	109,800	8,502
Toyo Seikan Kaisha Ltd.	482,800	8,452
Kajima Corp.	2,675,000	8,312

	Shimizu Corp.	1,869,000	8,284
	Hokuhoku Financial Group Inc.	3,960,000	8,267
	Idemitsu Kosan Co. Ltd.	70,400	8,175
	Namco Bandai Holdings Inc.	637,800	8,070
	United Urban Investment Corp. Class A	6,644	8,029
	Mitsubishi UFJ Lease & Finance Co. Ltd.	185,140	8,002
	Credit Saison Co. Ltd.	471,000	7,989
	GS Yuasa Corp.	1,146,000	7,949
	Yaskawa Electric Corp.	717,000	7,939
	Nippon Meat Packers Inc.	570,000	7,931
	Konami Corp.	301,200	7,906
	Japan Retail Fund Investment Corp. Class A	5,056	7,883
	Stanley Electric Co. Ltd.	462,600	7,871
	Taisei Corp.	3,281,000	7,838
	Sojitz Corp.	3,955,400	7,824
^	Hitachi Construction Machinery Co. Ltd.	342,800	7,732
	Kamigumi Co. Ltd.	776,000	7,725
	Nabtesco Corp.	304,000	7,722
	Nomura Research Institute Ltd.	322,100	7,676
	Kawasaki Kisen Kaisha Ltd.	2,337,000	7,648
	FamilyMart Co. Ltd.	201,500	7,613
	Nissin Foods Holdings Co. Ltd.	199,100	7,602
	Hachijuni Bank Ltd.	1,362,000	7,558
	Nisshin Seifun Group Inc.	590,500	7,544
	Ebara Corp.	1,274,000	7,493
	Hitachi Metals Ltd.	530,000	7,484
	Denki Kagaku Kogyo KK	1,541,000	7,435
	TOTO Ltd.	949,000	7,423
	Miraca Holdings Inc.	175,200	7,364
	Shimadzu Corp.	789,000	7,320
	J Front Retailing Co. Ltd.	1,541,000	7,313
	Asics Corp.	481,000	7,293
	Iyo Bank Ltd.	769,969	7,250
	Toyo Suisan Kaisha Ltd.	293,000	7,248
	NGK Spark Plug Co. Ltd.	512,000	7,227
	Toho Gas Co. Ltd.	1,308,000	7,170
	Japan Steel Works Ltd.	1,013,000	7,099
	Nippon Paper Group Inc.	317,300	7,088
	Hiroshima Bank Ltd.	1,603,000	7,051
	MISUMI Group Inc.	252,100	7,036
	Shimamura Co. Ltd.	69,600	7,028
	Sumitomo Rubber Industries Ltd.	541,000	7,023
	Tosoh Corp.	1,654,000	7,013
	SBI Holdings Inc.	71,038	6,969
	Chugoku Bank Ltd.	547,000	6,958
	Seiko Epson Corp.	407,800	6,921
	K's Holdings Corp.	145,800	6,820
*,^ Elpida Memory Inc.		738,326	6,815
	Yamaguchi Financial Group Inc.	667,000	6,808
	Daicel Chemical Industries Ltd.	937,000	6,704
	Nishi-Nippon City Bank Ltd.	2,162,000	6,648
	Tokyu Land Corp.	1,414,000	6,638
	Gree Inc.	289,300	6,625
	Hitachi Chemical Co. Ltd.	333,000	6,597
	Gunma Bank Ltd.	1,233,000	6,554
	Mitsui Mining & Smelting Co. Ltd.	1,808,000	6,544
	Aeon Mall Co. Ltd.	253,800	6,526
	Advance Residence Investment Corp. Class A	3,068	6,457

Taiyo Nippon Sanso Corp.	824,000	6,428
Jupiter Telecommunications Co. Ltd.	5,515	6,423
Daido Steel Co. Ltd.	904,000	6,409
Kansai Paint Co. Ltd.	691,000	6,381
Chiyoda Corp.	499,191	6,376
Toho Co. Ltd.	364,000	6,341
Takashimaya Co. Ltd.	843,000	6,277
Tsumura & Co.	191,600	6,271
Alps Electric Co. Ltd.	553,000	6,216
Ushio Inc.	329,900	6,205
NOK Corp.	330,100	6,114
^ Sanrio Co. Ltd.	140,800	6,094
* Yokogawa Electric Corp.	676,000	5,972
Yamaha Corp.	501,900	5,938
Kaneka Corp.	926,000	5,925
Fuji Electric Co. Ltd.	1,801,000	5,863
Zeon Corp.	540,000	5,858
* Sumco Corp.	366,100	5,797
Marui Group Co. Ltd.	707,800	5,796
Nippon Shokubai Co. Ltd.	443,000	5,795
Suzuken Co. Ltd.	226,900	5,695
Showa Shell Sekiyu KK	591,400	5,694
Nomura Real Estate Office Fund Inc. Class A	868	5,694
Suruga Bank Ltd.	650,000	5,642
UNY Co. Ltd.	573,900	5,636
Keisei Electric Railway Co. Ltd.	876,000	5,629
Air Water Inc.	462,124	5,605
Cosmo Oil Co. Ltd.	1,853,000	5,593
Nomura Real Estate Holdings Inc.	305,497	5,592
USS Co. Ltd.	69,950	5,567
Japan Prime Realty Investment Corp.	2,152	5,549
Shinsei Bank Ltd.	4,367,974	5,546
Kikkoman Corp.	498,000	5,506
Nippon Kayaku Co. Ltd.	496,000	5,505
Minebea Co. Ltd.	1,082,000	5,501
McDonald's Holdings Co. Japan Ltd.	209,600	5,481
Mori Trust Sogo Reit Inc.	535	5,475
DIC Corp.	2,316,000	5,395
* CyberAgent Inc.	1,538	5,360
Dainippon Screen Manufacturing Co. Ltd.	675,000	5,307
Koito Manufacturing Co. Ltd.	307,888	5,293
Casio Computer Co. Ltd.	747,300	5,288
Tokuyama Corp.	1,066,000	5,274
Nissan Chemical Industries Ltd.	441,600	5,270
Yamazaki Baking Co. Ltd.	380,000	5,260
^ Taiheiyo Cement Corp.	2,661,400	5,244
Dainippon Sumitomo Pharma Co. Ltd.	512,100	5,205
Nippon Paint Co. Ltd.	640,000	5,182
Hino Motors Ltd.	831,000	5,156
Fujikura Ltd.	1,091,000	5,155
Alfresa Holdings Corp.	125,500	5,129
Dowa Holdings Co. Ltd.	757,000	5,071
Orix JREIT Inc.	915	5,042
Frontier Real Estate Investment Corp.	556	5,040
NHK Spring Co. Ltd.	469,000	4,994
Tokyo Tatemono Co. Ltd.	1,215,000	4,960
Don Quijote Co. Ltd.	143,400	4,940
Citizen Holdings Co. Ltd.	817,700	4,910

Mitsui Engineering & Shipbuilding Co. Ltd.	2,284,000	4,842
Nagase & Co. Ltd.	358,000	4,726
77 Bank Ltd.	1,076,000	4,718
Nishi-Nippon Railroad Co. Ltd.	1,048,000	4,711
Senshu Ikeda Holdings Inc.	3,038,500	4,697
Nisshin Steel Co. Ltd.	2,225,000	4,622
Wacoal Holdings Corp.	347,000	4,617
Hitachi High-Technologies Corp.	211,400	4,579
Nippon Accommodations Fund Inc. Class A	591	4,577
Toyoda Gosei Co. Ltd.	207,900	4,539
Japan Petroleum Exploration Co.	89,100	4,539
OKUMA Corp.	426,000	4,512
Glory Ltd.	192,500	4,502
MediPal Holdings Corp.	471,800	4,453
Yamatake Corp.	193,800	4,427
Rengo Co. Ltd.	671,000	4,425
Kakaku.com Inc.	111,600	4,414
Obic Co. Ltd.	22,440	4,412
^ Aozora Bank Ltd.	1,793,000	4,373
Sawai Pharmaceutical Co. Ltd.	42,300	4,371
Nisshinbo Holdings Inc.	444,000	4,371
Kewpie Corp.	321,900	4,368
Sapporo Hokuyo Holdings Inc.	1,006,300	4,350
Sapporo Holdings Ltd.	1,040,000	4,332
Yokohama Rubber Co. Ltd.	712,000	4,317
Disco Corp.	74,000	4,304
* Mizuho Securities Co. Ltd.	1,768,000	4,295
* Pioneer Corp.	813,900	4,293
Kobayashi Pharmaceutical Co. Ltd.	81,600	4,202
Japan Logistics Fund Inc.	459	4,175
Shiga Bank Ltd.	712,000	4,172
Mitsubishi Logistics Corp.	362,000	4,161
Mizuho Trust & Banking Co. Ltd.	4,717,000	4,154
Kagome Co. Ltd.	225,300	4,126
Capcom Co. Ltd.	157,100	4,115
Oracle Corp. Japan	121,800	4,081
Mabuchi Motor Co. Ltd.	78,800	4,074
Sumitomo Forestry Co. Ltd.	427,000	4,052
Toyobo Co. Ltd.	2,621,000	4,042
Sumitomo Bakelite Co. Ltd.	589,000	4,032
Sankyu Inc.	837,000	4,032
Awa Bank Ltd.	618,000	4,018
Osaka Securities Exchange Co. Ltd.	803	4,016
Taiyo Yuden Co. Ltd.	319,000	4,015
Hakuhodo DY Holdings Inc.	72,420	4,001
Mori Seiki Co. Ltd.	298,400	3,995
Square Enix Holdings Co. Ltd.	204,500	3,977
Lintec Corp.	142,100	3,957
Asahi Diamond Industrial Co. Ltd.	166,000	3,926
Nifco Inc.	146,400	3,916
Yamato Kogyo Co. Ltd.	130,000	3,900
Seven Bank Ltd.	1,894	3,896
Hitachi Zosen Corp.	2,363,500	3,887
Autobacs Seven Co. Ltd.	85,600	3,854
Start Today Co. Ltd.	153,700	3,831
San-In Godo Bank Ltd.	492,000	3,821
Nanto Bank Ltd.	717,000	3,809
Coca-Cola West Co. Ltd.	190,200	3,805

Keiyo Bank Ltd.	721,000	3,801
Ryohin Keikaku Co. Ltd.	72,500	3,782
Maruichi Steel Tube Ltd.	148,200	3,755
OSG Corp.	232,900	3,744
Horiba Ltd.	112,500	3,733
Nichirei Corp.	838,000	3,710
* Haseko Corp.	4,550,500	3,710
OSAKA Titanium Technologies Co.	56,900	3,696
House Foods Corp.	202,900	3,654
Toagosei Co. Ltd.	661,000	3,653
Sotetsu Holdings Inc.	1,232,000	3,648
Nachi-Fujikoshi Corp.	553,000	3,619
Sumitomo Osaka Cement Co. Ltd.	1,250,000	3,618
Kaken Pharmaceutical Co. Ltd.	255,000	3,605
Itochu Techno-Solutions Corp.	90,800	3,591
Seino Holdings Corp.	464,000	3,568
Lion Corp.	651,000	3,561
KYB Co. Ltd.	433,000	3,529
Park24 Co. Ltd.	311,500	3,526
Tokai Carbon Co. Ltd.	620,000	3,510
Kinden Corp.	415,000	3,510
COMSYS Holdings Corp.	347,800	3,464
Toyota Boshoku Corp.	205,300	3,450
Aeon Credit Service Co. Ltd.	244,700	3,436
Exedy Corp.	90,600	3,423
Kenedix Realty Investment Corp. Class A	917	3,411
Sundrug Co. Ltd.	105,000	3,377
Nihon Kohden Corp.	120,900	3,360
NTT Urban Development Corp.	3,666	3,358
Shimachu Co. Ltd.	134,600	3,357
Otsuka Corp.	50,100	3,327
Tokyo Steel Manufacturing Co. Ltd.	323,200	3,313
Rohto Pharmaceutical Co. Ltd.	276,000	3,301
Daishi Bank Ltd.	1,076,000	3,279
^ Anritsu Corp.	302,000	3,273
Ito En Ltd.	179,000	3,267
NET One Systems Co. Ltd.	1,348	3,230
Nippon Light Metal Co. Ltd.	1,523,000	3,219
Tokai Rika Co. Ltd.	163,100	3,194
Pacific Metals Co. Ltd.	429,000	3,193
Onward Holdings Co. Ltd.	377,000	3,179
Musashino Bank Ltd.	90,200	3,178
ABC-Mart Inc.	81,700	3,155
Calsonic Kansei Corp.	482,000	3,144
Makino Milling Machine Co. Ltd.	317,000	3,118
Higo Bank Ltd.	552,000	3,117
Juroku Bank Ltd.	994,000	3,113
Kagoshima Bank Ltd.	457,000	3,097
Tokyu REIT Inc.	497	3,097
Duskin Co. Ltd.	152,700	3,090
Aoyama Trading Co. Ltd.	177,100	3,090
KYORIN Holdings Inc.	148,000	3,086
Takata Corp.	102,800	3,071
Takara Holdings Inc.	553,000	3,044
Ogaki Kyoritsu Bank Ltd.	946,000	3,007
Hokkoku Bank Ltd.	855,000	3,006
M3 Inc.	330	2,979
Hyakugo Bank Ltd.	738,000	2,923

	Fuji Oil Co. Ltd.	191,600	2,919
	Kiyo Holdings Inc.	2,055,000	2,908
	Century Tokyo Leasing Corp.	150,000	2,893
	Sugi Holdings Co. Ltd.	102,100	2,885
	Komeri Co. Ltd.	95,100	2,839
	Keihin Corp.	127,200	2,838
	Tokyo Ohka Kogyo Co. Ltd.	126,300	2,828
	Nichicon Corp.	166,500	2,812
^	Zensho Co. Ltd.	215,800	2,795
	Toyo Ink SC Holdings Co. Ltd.	591,000	2,794
	Central Glass Co. Ltd.	558,000	2,794
^	Daiwa Office Investment Corp. Class A	800	2,781
	Megmilk Snow Brand Co. Ltd.	148,300	2,760
^	eAccess Ltd.	6,227	2,757
	ADEKA Corp.	265,100	2,730
	TS Tech Co. Ltd.	142,900	2,728
	Morinaga Milk Industry Co. Ltd.	609,000	2,712
	Tsubakimoto Chain Co.	421,000	2,703
	Hyakujushi Bank Ltd.	738,000	2,689
	Jafco Co. Ltd.	99,800	2,686
	Ezaki Glico Co. Ltd.	232,000	2,668
	Fukuyama Transporting Co. Ltd.	454,000	2,651
^	Nipro Corp.	144,000	2,646
	Hoshizaki Electric Co. Ltd.	116,500	2,644
	Izumi Co. Ltd.	173,400	2,637
	Nippon Chemi-Con Corp.	408,000	2,636
	Bank of Okinawa Ltd.	56,000	2,625
	Nippon Suisan Kaisha Ltd.	724,800	2,622
	Hitachi Transport System Ltd.	144,800	2,603
^	Toho Titanium Co. Ltd.	94,700	2,587
	Global One Real Estate Investment Corp.	296	2,575
	Japan Excellent Inc.	521	2,570
	H2O Retailing Corp.	336,000	2,567
^	Nichi-iko Pharmaceutical Co. Ltd.	88,300	2,556
	Hanwa Co. Ltd.	577,000	2,547
	Hokuetsu Kishu Paper Co. Ltd.	407,000	2,546
	Kose Corp.	96,700	2,544
	Kyowa Exeo Corp.	257,100	2,544
	Miura Co. Ltd.	87,300	2,514
	Mitsumi Electric Co. Ltd.	259,700	2,514
	FP Corp.	38,400	2,500
*,^ Promise Co. Ltd.		283,900	2,491
	Unipres Corp.	85,400	2,471
	Tsuruha Holdings Inc.	48,000	2,470
	Top REIT Inc.	445	2,469
	Asatsu-DK Inc.	89,400	2,465
	Universal Entertainment Corp.	73,800	2,459
	FCC Co. Ltd.	102,300	2,456
	Toda Corp.	641,000	2,444
	Toyota Auto Body Co. Ltd.	133,400	2,416
	Sanwa Holdings Corp.	682,000	2,402
	SKY Perfect JSAT Holdings Inc.	5,472	2,400
	IT Holdings Corp.	246,300	2,392
	Canon Marketing Japan Inc.	191,600	2,383
	Hitachi Capital Corp.	161,100	2,368
	Fuji Machine Manufacturing Co. Ltd.	111,400	2,344
	EDION Corp.	225,400	2,339
	NOF Corp.	512,000	2,330

Mochida Pharmaceutical Co. Ltd.	218,000	2,329
Maruha Nichiro Holdings Inc.	1,328,000	2,326
Aica Kogyo Co. Ltd.	163,800	2,323
Circle K Sunkus Co. Ltd.	140,200	2,321
Meitec Corp.	104,200	2,321
Ulvac Inc.	125,700	2,321
^ Shochiku Co. Ltd.	270,000	2,318
Fukuoka REIT Co. Class A	298	2,309
Sangetsu Co. Ltd.	90,000	2,308
Accordia Golf Co. Ltd.	3,082	2,304
Point Inc.	51,300	2,298
Daiseki Co. Ltd.	116,500	2,297
Nippon Shinyaku Co. Ltd.	162,000	2,295
^ Meidensha Corp.	535,000	2,279
Matsumotokiyoshi Holdings Co. Ltd.	105,000	2,230
Tadano Ltd.	365,000	2,226
* Oki Electric Industry Co. Ltd.	2,219,000	2,212
Tokyo Seimitsu Co. Ltd.	120,300	2,211
Nippon Konpo Unyu Soko Co. Ltd.	193,000	2,201
Pigeon Corp.	57,100	2,192
* Acom Co. Ltd.	128,230	2,190
Dr Ci:Labo Co. Ltd.	401	2,173
Takara Standard Co. Ltd.	283,000	2,170
Sanyo Special Steel Co. Ltd.	329,000	2,165
Daiichikosho Co. Ltd.	127,700	2,163
Aichi Steel Corp.	319,000	2,157
Daio Paper Corp.	274,000	2,146
Nihon Parkerizing Co. Ltd.	143,000	2,140
Toshiba Machine Co. Ltd.	349,000	2,132
Sohgo Security Services Co. Ltd.	184,300	2,130
Heiwa Corp.	131,000	2,127
Ship Healthcare Holdings Inc.	100,800	2,127
Yamanashi Chuo Bank Ltd.	500,000	2,111
Tokai Tokyo Financial Holdings Inc.	692,000	2,108
Nissin Kogyo Co. Ltd.	114,100	2,108
BLife Investment Corp.	300	2,099
Okasan Securities Group Inc.	580,000	2,095
Nissan Shatai Co. Ltd.	250,000	2,065
Okinawa Electric Power Co. Inc.	46,100	2,064
Ryosan Co. Ltd.	94,600	2,050
Sumitomo Warehouse Co. Ltd.	420,000	2,048
Fukui Bank Ltd.	691,000	2,027
Mori Hills REIT Investment Corp.	602	2,019
Gunze Ltd.	539,000	2,018
* JVC Kenwood Corp.	355,900	2,016
Yamagata Bank Ltd.	421,000	2,014
^ Penta-Ocean Construction Co. Ltd.	877,500	2,011
Fuyo General Lease Co. Ltd.	56,600	2,006
Iwatani Corp.	558,000	2,001
Mirait Holdings Corp.	242,100	1,999
Bank of Iwate Ltd.	48,900	1,995
Shima Seiki Manufacturing Ltd.	83,100	1,994
Nomura Real Estate Residential Fund Inc.	353	1,981
Hulic Co. Ltd.	184,300	1,958
DCM Holdings Co. Ltd.	257,400	1,955
Toho Zinc Co. Ltd.	390,000	1,954
Matsui Securities Co. Ltd.	387,500	1,940
Alpine Electronics Inc.	129,700	1,937

Kokuyo Co. Ltd.	256,700	1,927
Yoshinoya Holdings Co. Ltd.	1,481	1,918
Saizeriya Co. Ltd.	93,600	1,911
Canon Electronics Inc.	69,600	1,911
^ Ferrotec Corp.	90,500	1,911
Okumura Corp.	507,000	1,902
Maeda Road Construction Co. Ltd.	195,000	1,892
Kureha Corp.	393,000	1,889
HIS Co. Ltd.	67,000	1,886
Nikkiso Co. Ltd.	191,000	1,881
Hikari Tsushin Inc.	76,500	1,879
Premier Investment Corp. Class A	433	1,878
TOMONY Holdings Inc.	432,200	1,871
Xebio Co. Ltd.	78,800	1,866
Sanken Electric Co. Ltd.	342,000	1,857
Sanden Corp.	350,000	1,846
Nichias Corp.	299,000	1,846
* Daikyo Inc.	952,000	1,843
So-net Entertainment Corp.	378	1,843
Aomori Bank Ltd.	572,000	1,840
Nippon Soda Co. Ltd.	390,000	1,837
Oiles Corp.	87,700	1,837
Akita Bank Ltd.	599,000	1,826
Nitto Boseki Co. Ltd.	631,000	1,826
Towa Pharmaceutical Co. Ltd.	30,900	1,815
Shikoku Bank Ltd.	565,000	1,806
Musashi Seimitsu Industry Co. Ltd.	66,400	1,805
Taikisha Ltd.	88,500	1,804
Noritz Corp.	86,900	1,794
Nippon Denko Co. Ltd.	268,000	1,790
Itoham Foods Inc.	441,000	1,787
Japan Wool Textile Co. Ltd.	201,000	1,785
^ Kadokawa Group Holdings Inc.	50,000	1,784
Shinko Electric Industries Co. Ltd.	215,100	1,780
Kissei Pharmaceutical Co. Ltd.	92,000	1,779
Toshiba TEC Corp.	415,000	1,760
Ryobi Ltd.	378,000	1,749
Toyo Tanso Co. Ltd.	33,300	1,744
JFE Shoji Holdings Inc.	348,000	1,737
Valor Co. Ltd.	106,600	1,737
Futaba Corp./Chiba	95,100	1,733
Nippon Flour Mills Co. Ltd.	364,000	1,726
Amano Corp.	180,200	1,720
Pola Orbis Holdings Inc.	61,016	1,718
Nisshin Oillio Group Ltd.	359,000	1,717
Fancl Corp.	126,700	1,714
Japan Securities Finance Co. Ltd.	271,100	1,710
^ Nippon Thompson Co. Ltd.	212,000	1,708
SHO-BOND Holdings Co. Ltd.	69,300	1,693
Hogy Medical Co. Ltd.	37,700	1,689
Topy Industries Ltd.	541,000	1,687
^ Nissha Printing Co. Ltd.	93,632	1,686
Tokai Rubber Industries Ltd.	116,100	1,681
Daifuku Co. Ltd.	256,500	1,654
Mandom Corp.	55,500	1,635
Kitz Corp.	286,000	1,625
Hokuto Corp.	70,700	1,620
PanaHome Corp.	228,000	1,620

	Asahi Holdings Inc.	71,500	1,618
	Taiyo Holdings Co. Ltd.	53,100	1,618
	Yodogawa Steel Works Ltd.	382,000	1,608
	Kintetsu World Express Inc.	46,700	1,603
	Japan Airport Terminal Co. Ltd.	124,100	1,593
	WATAMI Co. Ltd.	70,200	1,592
	Kansai Urban Banking Corp.	872,000	1,592
*,^ Digital Garage Inc.		473	1,585
	Fujitsu General Ltd.	187,000	1,581
	Kohnan Shoji Co. Ltd.	79,000	1,570
	Press Kogyo Co. Ltd.	273,000	1,565
	MOS Food Services Inc.	78,900	1,563
	Message Co. Ltd.	439	1,555
	Chofu Seisakusho Co. Ltd.	59,200	1,543
	Tomy Co. Ltd.	173,500	1,541
*	Sumitomo Light Metal Industries Ltd.	1,398,000	1,541
	Arnest One Corp.	132,700	1,536
*	TSI Holdings Co. Ltd.	222,900	1,535
	Nishimatsuya Chain Co. Ltd.	175,100	1,529
	Resorttrust Inc.	104,600	1,524
^	Round One Corp.	188,000	1,513
	Takasago Thermal Engineering Co. Ltd.	182,400	1,504
*,^ Ishihara Sangyo Kaisha Ltd.		1,070,000	1,503
	NS Solutions Corp.	63,700	1,498
	Joshin Denki Co. Ltd.	130,000	1,487
	Nakanishi Inc.	14,300	1,486
	Fuji Seal International Inc.	65,500	1,483
	Toho Holdings Co. Ltd.	144,600	1,482
	Bank of Nagoya Ltd.	472,000	1,481
	Tokyo Broadcasting System Holdings Inc.	116,100	1,480
	Max Co. Ltd.	117,000	1,480
	Bank of the Ryukyus Ltd.	112,500	1,475
	Paramount Bed Co. Ltd.	52,200	1,474
	Toyo Tire & Rubber Co. Ltd.	530,000	1,473
	Hitachi Koki Co. Ltd.	161,600	1,473
	Hosiden Corp.	173,000	1,473
	Toshiba Plant Systems & Services Corp.	128,000	1,468
	Mitsubishi Steel Manufacturing Co. Ltd.	415,000	1,465
	Inaba Denki Sangyo Co. Ltd.	52,700	1,464
	Toho Bank Ltd.	608,000	1,461
	Avex Group Holdings Inc.	107,600	1,460
	Oita Bank Ltd.	487,000	1,459
	Chugoku Marine Paints Ltd.	180,000	1,453
	Funai Electric Co. Ltd.	55,900	1,452
	MID Reit Inc.	535	1,449
	Nippon Seiki Co. Ltd.	122,000	1,448
	Nissin Electric Co. Ltd.	147,000	1,448
	Sanyo Chemical Industries Ltd.	183,000	1,446
	CKD Corp.	167,900	1,444
	Komori Corp.	172,200	1,444
	Hitachi Cable Ltd.	501,000	1,441
	Earth Chemical Co. Ltd.	40,000	1,440
	Star Micronics Co. Ltd.	127,300	1,439
	Morinaga & Co. Ltd.	590,000	1,433
	Shinko Plantech Co. Ltd.	122,000	1,432
	Nippo Corp.	177,000	1,423
	Sekisui House SI Investment Co. Class A	310	1,420
*,^ Iseki & Co. Ltd.		545,000	1,409

^	Akebono Brake Industry Co. Ltd.	252,900	1,407
^	Geo Corp.	1,078	1,395
	Eighteenth Bank Ltd.	514,000	1,393
	Internet Initiative Japan Inc.	346	1,391
	Skymark Airlines Inc.	90,600	1,386
	Nippon Gas Co. Ltd.	98,900	1,386
	Hokuetsu Bank Ltd.	648,000	1,385
	Nichii Gakkan Co.	148,700	1,376
	Doutor Nichires Holdings Co. Ltd.	103,400	1,374
	Tachi-S Co. Ltd.	70,800	1,372
	Yachiyo Bank Ltd.	45,800	1,369
	Kandenko Co. Ltd.	293,000	1,369
	Arcs Co. Ltd.	78,200	1,368
	Tokyo Tomin Bank Ltd.	101,300	1,365
	Tamron Co. Ltd.	52,200	1,364
	Sintokogio Ltd.	130,100	1,352
	Okamura Corp.	209,000	1,351
	Aichi Bank Ltd.	24,600	1,347
	Fuji Co. Ltd./Ehime	60,300	1,347
	IBJ Leasing Co. Ltd.	54,800	1,346
	Maeda Corp.	408,000	1,339
^	Mitsui Sugar Co. Ltd.	281,000	1,336
	Yamazen Corp.	174,700	1,332
	Wacom Co. Ltd.	1,176	1,329
	Nishimatsu Construction Co. Ltd.	886,000	1,327
	Nippon Coke & Engineering Co. Ltd.	752,500	1,325
	Nippon Densetsu Kogyo Co. Ltd.	123,000	1,319
	Sakata Seed Corp.	91,000	1,318
*	Kenedix Inc.	6,734	1,314
	Parco Co. Ltd.	154,100	1,313
	Toppan Forms Co. Ltd.	155,900	1,312
	Japan Aviation Electronics Industry Ltd.	170,000	1,302
	Topre Corp.	119,000	1,301
	Daiwabo Holdings Co. Ltd.	577,000	1,298
*	Kanematsu Corp.	1,298,000	1,298
	Heiwado Co. Ltd.	98,900	1,296
*,^ Daiei Inc.		343,350	1,294
	Nitta Corp.	63,700	1,286
	Chiyoda Co. Ltd.	77,700	1,281
	Ricoh Leasing Co. Ltd.	53,300	1,280
	Aeon Delight Co. Ltd.	58,000	1,280
	Toyo Engineering Corp.	344,000	1,277
	Jaccs Co. Ltd.	419,000	1,272
	Cosmos Pharmaceutical Corp.	27,300	1,272
^	Tokyo Rope Manufacturing Co. Ltd.	366,000	1,267
	Cosel Co. Ltd.	71,900	1,264
	Fujitec Co. Ltd.	214,000	1,262
^	Hankyu Reit Inc. Class A	243	1,258
	Cocokara fine Inc.	47,700	1,245
	Koa Corp.	102,000	1,244
	Modec Inc.	67,300	1,240
	Noritake Co. Ltd.	309,000	1,234
	Sakai Chemical Industry Co. Ltd.	276,000	1,232
	HI-LEX Corp.	64,005	1,229
	Ehime Bank Ltd.	417,000	1,226
	Moshi Moshi Hotline Inc.	69,800	1,221
	Ain Pharmaciez Inc.	29,800	1,219
	Minato Bank Ltd.	608,000	1,218

	Mizuho Investors Securities Co. Ltd.	1,308,000	1,218
	Kato Sangyo Co. Ltd.	57,600	1,215
	Japan Rental Housing Investments Inc. Class A	2,598	1,215
	Daihen Corp.	320,000	1,214
	Nippon Signal Co. Ltd.	160,000	1,207
	Dydo Drinco Inc.	30,900	1,203
	Mitsui-Soko Co. Ltd.	301,000	1,202
	Riken Corp.	244,000	1,196
	Mizuno Corp.	256,000	1,189
	Plenus Co. Ltd.	68,400	1,187
	Futaba Industrial Co. Ltd.	148,700	1,186
	United Arrows Ltd.	58,500	1,185
	Sumitomo Real Estate Sales Co. Ltd.	25,660	1,184
	Daibiru Corp.	159,100	1,184
*	Tokyo Dome Corp.	588,000	1,183
	Seiko Holdings Corp.	352,000	1,175
	Trusco Nakayama Corp.	56,300	1,174
	Mitsubishi Pencil Co. Ltd.	62,200	1,168
*	Showa Corp.	156,100	1,167
	Iino Kaiun Kaisha Ltd.	255,100	1,161
	Paltac Corp.	57,800	1,160
	Ariake Japan Co. Ltd.	56,800	1,160
	Bando Chemical Industries Ltd.	265,000	1,159
	Takasago International Corp.	239,000	1,154
	TKC	51,900	1,151
	Shizuoka Gas Co. Ltd.	182,000	1,151
	Sodick Co. Ltd.	133,000	1,149
	Heiwa Real Estate Co. Ltd.	496,500	1,145
	Hitachi Kokusai Electric Inc.	141,000	1,144
	Shinmaywa Industries Ltd.	288,000	1,143
	Industrial & Infrastructure Fund Investment Corp.	218	1,142
	Nihon Unisys Ltd.	188,700	1,138
	Goldcrest Co. Ltd.	48,230	1,133
	TV Asahi Corp.	690	1,111
	Mitsuba Corp.	111,000	1,110
	Tochigi Bank Ltd.	291,000	1,106
	Seikagaku Corp.	96,200	1,100
*	Nippon Yakin Kogyo Co. Ltd.	367,000	1,093
*,^ CSK Corp.		258,900	1,087
*	Sankyo-Tateyama Holdings Inc.	796,000	1,087
^	Bic Camera Inc.	1,880	1,087
	Kurabo Industries Ltd.	539,000	1,077
^	Juki Corp.	417,000	1,076
	Miyazaki Bank Ltd.	461,000	1,069
	Monex Group Inc.	5,122	1,061
	Coca-Cola Central Japan Co. Ltd.	76,800	1,058
	FIDEA Holdings Co. Ltd.	409,200	1,052
	Tocalo Co. Ltd.	44,800	1,050
^	Shin-Kobe Electric Machinery Co. Ltd.	62,000	1,045
	T Hasegawa Co. Ltd.	63,100	1,041
	Kuroda Electric Co. Ltd.	87,800	1,034
	Chudenko Corp.	87,900	1,031
	Toda Kogyo Corp.	101,000	1,031
	Furukawa-Sky Aluminum Corp.	272,000	1,019
	Shindengen Electric Manufacturing Co. Ltd.	231,000	1,016
	Nippon Ceramic Co. Ltd.	46,300	1,009
*	SWCC Showa Holdings Co. Ltd.	785,000	997
^	Mixi Inc.	219	996

	Dai-ichi Seiko Co. Ltd.	22,000	993
	Foster Electric Co. Ltd.	59,300	991
	Kisoji Co. Ltd.	53,400	991
	Gulliver International Co. Ltd.	20,400	988
	Toei Co. Ltd.	207,000	982
	T-Gaia Corp.	511	980
	Royal Holdings Co. Ltd.	88,800	967
*	Takuma Co. Ltd.	188,000	965
	Uniden Corp.	188,000	965
	Melco Holdings Inc.	33,400	961
	Mitsuboshi Belting Co. Ltd.	169,000	960
	Nippon Carbon Co. Ltd.	294,000	957
	TOC Co. Ltd.	215,400	954
	NEC Networks & System Integration Corp.	63,800	953
^	Yorozu Corp.	37,200	951
	Bank of Saga Ltd.	370,000	951
*,^ Unitika Ltd.		1,220,000	946
^	Colowide Co. Ltd.	151,000	946
	Nippon Synthetic Chemical Industry Co. Ltd.	140,000	946
^	Sumisho Computer Systems Corp.	54,100	946
	Tsugami Corp.	155,000	943
	Sanyo Denki Co. Ltd.	102,000	940
	Megachips Corp.	60,600	937
	Maruwa Co. Ltd./Aichi	20,243	934
	Idec Corp.	76,600	932
	OBIC Business Consultants Ltd.	14,650	929
	San-A Co. Ltd.	22,800	928
	Eagle Industry Co. Ltd.	64,000	926
^	ZERIA Pharmaceutical Co. Ltd.	65,000	919
*	Orient Corp.	762,000	912
	Marudai Food Co. Ltd.	263,000	902
^	Topcon Corp.	158,400	900
	Kanto Auto Works Ltd.	89,500	899
	Nippon Sharyo Ltd.	187,000	899
	Itochu Enex Co. Ltd.	150,400	897
	Senko Co. Ltd.	239,000	890
	Milbon Co. Ltd.	27,660	883
	V Technology Co. Ltd.	122	882
	Daido Metal Co. Ltd.	82,000	878
*	Furukawa Co. Ltd.	866,000	876
	Seiren Co. Ltd.	138,100	875
	Godo Steel Ltd.	343,000	869
	Nitto Kogyo Corp.	74,600	868
	Organo Corp.	117,000	868
	Towa Bank Ltd.	696,000	867
^	Toyo Construction Co. Ltd.	888,000	866
	Fuji Kyuko Co. Ltd.	157,000	865
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	172,000	861
*	OncoTherapy Science Inc.	472	859
	Cawachi Ltd.	42,000	859
	KEY Coffee Inc.	44,800	856
	Sekisui Jushi Corp.	81,000	856
	Toa Corp./Tokyo	481,000	855
	HAJIME CONSTRUCTION Co. Ltd.	27,200	851
	Yusen Logistics Co. Ltd.	53,100	848
	Kanto Denka Kogyo Co. Ltd.	123,000	846
	Zenrin Co. Ltd.	82,000	845
	Nagaileben Co. Ltd.	27,200	842

	EPS Co. Ltd.	358	842
	Ohsho Food Service Corp.	33,300	838
*	TOKAI Holdings Corp.	163,000	836
	St. Marc Holdings Co. Ltd.	21,000	836
	Nagatanien Co. Ltd.	79,000	834
	Heiwa Real Estate REIT Inc. Class A	1,388	834
	Fuji Soft Inc.	56,000	834
	Toyo Corp./Chuo-ku	74,500	833
	JSP Corp.	44,900	833
	Kappa Create Co. Ltd.	36,700	831
	Shimizu Bank Ltd.	22,000	828
	Japan Pulp & Paper Co. Ltd.	227,000	825
	Marusan Securities Co. Ltd.	183,100	824
	Torii Pharmaceutical Co. Ltd.	43,100	823
	Osaka Steel Co. Ltd.	42,300	822
	ASKUL Corp.	54,400	820
	Showa Sangyo Co. Ltd.	258,000	818
	NSD Co. Ltd.	94,700	815
	Megane TOP Co. Ltd.	50,300	815
	Denki Kogyo Co. Ltd.	171,000	811
	Sinfonia Technology Co. Ltd.	256,000	809
	Transcosmos Inc.	69,900	808
	Torishima Pump Manufacturing Co. Ltd.	51,100	806
	AOKI Holdings Inc.	49,000	804
	Hisaka Works Ltd.	56,000	801
	Token Corp.	21,200	801
	Alpen Co. Ltd.	46,300	801
	Sanki Engineering Co. Ltd.	138,000	799
	San-Ai Oil Co. Ltd.	141,000	795
	Higashi-Nippon Bank Ltd.	370,000	795
*	Mitsubishi Paper Mills Ltd.	776,000	794
	Riso Kagaku Corp.	51,000	793
	Doshisha Co. Ltd.	29,400	790
	Taihei Dengyo Kaisha Ltd.	113,000	790
	Katakura Industries Co. Ltd.	74,000	789
	Pilot Corp.	402	782
	Eizo Nanao Corp.	41,700	778
*,^ Aiful Corp.		473,450	777
	AOC Holdings Inc.	100,700	776
	GMO internet Inc.	170,300	775
	Nihon M&A Center Inc.	153	775
	Aida Engineering Ltd.	147,200	774
^	Asahi Co. Ltd.	37,500	774
	Toyo Kanetsu KK	298,000	772
	Mitsui Matsushima Co. Ltd.	358,571	771
	Inabata & Co. Ltd.	120,600	764
	Vital KSK Holdings Inc.	95,900	763
*,^ Fudo Tetra Corp.		416,000	762
	Kyosan Electric Manufacturing Co. Ltd.	135,000	762
	BML Inc.	28,300	759
	Teikoku Piston Ring Co. Ltd.	60,200	758
	Osaki Electric Co. Ltd.	72,000	757
	Daiken Corp.	208,000	756
	PGM Holdings K K	1,354	755
	TECMO KOEI HOLDINGS CO Ltd.	90,100	753
	As One Corp.	35,500	752
	kabu.com Securities Co. Ltd.	238,200	751
	Nidec Sankyo Corp.	109,000	751

	C Uyemura & Co. Ltd.	16,900	751
	Yokohama Reito Co. Ltd.	104,900	750
	Nitto Kohki Co. Ltd.	31,100	749
	Sumitomo Precision Products Co. Ltd.	104,000	749
	Okamoto Industries Inc.	184,000	747
^	Stella Chemifa Corp.	24,500	745
	Kyudenko Corp.	106,000	743
	Izumiya Co. Ltd.	171,000	743
	Descente Ltd.	131,000	741
	Kyoei Steel Ltd.	48,000	740
	Sanyo Shokai Ltd.	252,000	739
	Union Tool Co.	33,000	737
	NEC Mobiling Ltd.	20,700	736
	Totetsu Kogyo Co. Ltd.	79,000	734
	Paris Miki Holdings Inc.	80,400	732
	Daiso Co. Ltd.	176,000	729
	Shoei Co. Ltd./Chiyoda-ku	82,400	727
	J-Oil Mills Inc.	240,000	725
	Aiphone Co. Ltd.	38,500	724
	Sato Corp.	54,900	721
	Yuasa Trading Co. Ltd.	432,000	718
	Ministop Co. Ltd.	37,800	713
	Fields Corp.	397	709
	Aisan Industry Co. Ltd.	71,200	708
	Mitsubishi Shokuhin Co. Ltd.	30,300	706
	Nippon Beet Sugar Manufacturing Co. Ltd.	307,000	704
	Takamatsu Construction Group Co. Ltd.	45,600	697
	T RAD Co. Ltd.	149,000	696
	Mikuni Coca-Cola Bottling Co. Ltd.	76,600	692
^	Temp Holdings Co. Ltd.	74,300	688
	Okuwa Co. Ltd.	58,000	686
	Ryoyo Electro Corp.	68,800	684
	Nittetsu Mining Co. Ltd.	155,000	683
	Nippon Valqua Industries Ltd.	227,000	683
	Hibiya Engineering Ltd.	63,400	682
	Maruetsu Inc.	184,000	681
	Mie Bank Ltd.	270,000	679
	Neturen Co. Ltd.	76,800	679
*,^ Clarion Co. Ltd.		312,000	674
	SMK Corp.	167,000	672
	Tsukuba Bank Ltd.	211,300	672
	GROWELL HOLDINGS Co. Ltd.	23,300	669
	Harmonic Drive Systems Inc.	27,000	668
	Ringer Hut Co. Ltd.	47,200	668
	Daidoh Ltd.	64,700	668
	Ines Corp.	82,400	668
	Yaoko Co. Ltd.	20,100	662
	Nihon Yamamura Glass Co. Ltd.	239,000	661
	Japan Digital Laboratory Co. Ltd.	53,400	661
*	Denyo Co. Ltd.	49,200	658
	Icom Inc.	25,400	657
	Tamura Corp.	210,000	650
	Senshukai Co. Ltd.	95,700	649
	Sumitomo Seika Chemicals Co. Ltd.	120,000	648
	Siix Corp.	42,200	647
	Chugai Ro Co. Ltd.	191,000	647
	Sumikin Bussan Corp.	259,000	646
	Kaga Electronics Co. Ltd.	57,200	645

	DTS Corp.	57,500	645
*,^ NPC Inc.		42,000	639
	Arc Land Sakamoto Co. Ltd.	35,600	639
	Asahi Organic Chemicals Industry Co. Ltd.	233,000	639
	Able Chintai Holdings Inc.	111,100	638
	Mani Inc.	16,900	633
	Fujicco Co. Ltd.	50,000	630
	Shin-Etsu Polymer Co. Ltd.	117,700	628
*,^ Japan Wind Development Co. Ltd.		389	628
	Pack Corp.	38,000	626
	Toyo Kohan Co. Ltd.	130,000	620
	Kasumi Co. Ltd.	102,500	618
	Yushin Precision Equipment Co. Ltd.	28,100	616
^	Takaoka Electric Manufacturing Co. Ltd.	207,000	614
	Macnica Inc.	25,800	613
^	Dwango Co. Ltd.	273	613
^	Japan Drilling Co. Ltd.	15,900	613
	Matsuda Sangyo Co. Ltd.	37,100	612
	NS United Kaiun Kaisha Ltd.	305,000	608
	Macromill Inc.	54,900	606
	Achilles Corp.	421,000	605
	Sasebo Heavy Industries Co. Ltd.	323,000	605
	Nichiden Corp.	17,700	597
^	GCA Savvian Group Corp.	404	596
*,^ Leopalace21 Corp.		410,900	596
	NEC Fielding Ltd.	46,800	595
	Iida Home Max	65,000	595
*	Chiba Kogyo Bank Ltd.	101,800	593
^	Touei Housing Corp.	49,200	587
*	Takara Bio Inc.	96,800	587
	Ichibanya Co. Ltd.	18,300	581
*,^ Daiichi Chuo KK		327,000	581
	Jeol Ltd.	182,000	579
	Nihon Dempa Kogyo Co. Ltd.	44,300	578
	Tokyotokeiba Co. Ltd.	412,000	577
	Kyodo Printing Co. Ltd.	228,000	574
	Ichiyoshi Securities Co. Ltd.	101,200	573
	Tokyu Construction Co. Ltd.	198,940	573
	Daiichi Jitsugyo Co. Ltd.	107,000	571
	Nichiha Corp.	58,700	568
	Fujimi Inc.	48,100	567
	Atsugi Co. Ltd.	445,000	565
	Nafco Co. Ltd.	29,800	563
	Tsutsumi Jewelry Co. Ltd.	22,100	562
	Shikoku Chemicals Corp.	93,000	562
*	Noevir Holdings Co. Ltd.	47,400	555
	Sanoh Industrial Co. Ltd.	58,400	553
	Sanshin Electronics Co. Ltd.	69,300	553
	Yokogawa Bridge Holdings Corp.	85,000	551
	Systena Corp.	572	550
^	Krosaki Harima Corp.	113,000	548
	CREATE SD HOLDINGS Co. Ltd.	24,600	548
*	Fujiya Co. Ltd.	285,000	548
	Taihei Kogyo Co. Ltd.	133,000	547
	Nidec Copal Corp.	45,000	545
	Nissen Holdings Co. Ltd.	91,000	544
	Nippon Road Co. Ltd.	182,000	540
*	Aderans Co. Ltd.	57,300	538

	Tokyu Livable Inc.	54,700	535
	Toenec Corp.	97,000	531
	Nihon Nohyaku Co. Ltd.	116,000	531
	Tsukishima Kikai Co. Ltd.	59,000	523
	Sinanen Co. Ltd.	119,000	521
	Sankei Building Co. Ltd.	89,700	517
	Pal Co. Ltd.	14,900	516
	Hitachi Medical Corp.	40,000	515
	en-japan Inc.	379	513
	Pasona Group Inc.	542	512
	Mimasu Semiconductor Industry Co. Ltd.	45,700	510
	Fujita Kanko Inc.	140,000	503
	Fuso Pharmaceutical Industries Ltd.	176,000	502
	Nissin Corp.	189,000	502
	Roland Corp.	54,100	498
*	Access Co. Ltd.	650	498
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	96,000	497
	Obara Corp.	35,800	494
	Sekisui Plastics Co. Ltd.	110,000	492
	Itochu-Shokuhin Co. Ltd.	13,100	489
	Daikokutenbussan Co. Ltd.	14,400	489
	Kanto Natural Gas Development Ltd.	79,000	485
	Aichi Machine Industry Co. Ltd.	125,000	485
	Proto Corp.	13,500	485
	Oyo Corp.	47,100	485
*	Chiyoda Integre Co. Ltd.	34,400	483
^	Honeys Co. Ltd.	42,420	483
	Tokyu Community Corp.	14,400	479
	Yurtec Corp.	105,000	479
	Nippon Steel Trading Co. Ltd.	159,000	479
^	Keiyo Co. Ltd.	76,800	478
	Nice Holdings Inc.	237,000	477
^	Starbucks Coffee Japan Ltd.	819	476
	JCR Pharmaceuticals Co. Ltd.	42,000	472
	Prima Meat Packers Ltd.	353,000	472
	Tenma Corp.	46,900	472
	Seika Corp.	165,000	468
	Maruzen Showa Unyu Co. Ltd.	135,000	466
	Gun-Ei Chemical Industry Co. Ltd.	158,000	465
*	Meiko Electronics Co.	30,400	464
	Furuya Metal Co. Ltd.	7,200	464
	Arisawa Manufacturing Co. Ltd.	84,700	464
^	CMIC Co. Ltd.	25,600	463
	Hioki EE Corp.	23,200	462
*,^ Toko Inc.		202,000	459
*,^ Matsuya Co. Ltd.		76,200	456
	Takiron Co. Ltd.	124,000	454
	Belluna Co. Ltd.	64,950	450
	Shimojima Co. Ltd.	33,500	449
	Enplas Corp.	28,900	449
	ASKA Pharmaceutical Co. Ltd.	61,000	448
	Hosokawa Micron Corp.	74,000	447
	Koatsu Gas Kogyo Co. Ltd.	72,000	437
^	Axell Corp.	20,800	437
	ST Corp.	33,900	430
	Shinko Shoji Co. Ltd.	53,300	428
	Daiwa Industries Ltd.	82,000	428
	Kyoritsu Maintenance Co. Ltd.	26,000	424

	Matsuya Foods Co. Ltd.	21,900	424
*,^ Atom Corp.		120,800	422
	Mitsui Home Co. Ltd.	76,000	421
*,^ Nippon Metal Industry Co. Ltd.		330,000	420
*	CMK Corp.	108,300	418
	France Bed Holdings Co. Ltd.	314,000	406
	Bunka Shutter Co. Ltd.	135,000	402
	Namura Shipbuilding Co. Ltd.	90,200	401
	Kura Corp.	29,600	399
	Nohmi Bosai Ltd.	61,000	398
	Japan Radio Co. Ltd.	138,000	394
	Roland DG Corp.	28,000	390
	Dai Nippon Toryo Co. Ltd.	319,000	388
	Kinki Sharyo Co. Ltd.	95,000	385
	Takihyo Co. Ltd.	71,000	384
	Corona Corp.	33,700	383
	Yonekyu Corp.	49,500	383
	Hakuto Co. Ltd.	38,100	381
^	Kojima Co. Ltd.	53,800	381
^	Mitsubishi Kakoki Kaisha Ltd.	159,000	381
	Mitsuuroko Co. Ltd.	63,600	380
	GLOBERIDE Inc.	346,000	378
	Shibusawa Warehouse Co. Ltd.	113,000	372
	Yahagi Construction Co. Ltd.	72,400	372
	Yomiuri Land Co. Ltd.	105,000	371
	SRI Sports Ltd.	33,300	370
^	Gurunavi Inc.	35,900	370
	Aichi Corp.	79,800	367
	Furuno Electric Co. Ltd.	59,500	364
	Chuetsu Pulp & Paper Co. Ltd.	217,000	363
	Mars Engineering Corp.	21,500	358
	Uchida Yoko Co. Ltd.	131,000	357
*	MTI Ltd.	222	357
	Nidec Copal Electronics Corp.	50,800	355
*	Best Denki Co. Ltd.	112,000	351
^	Kumiai Chemical Industry Co. Ltd.	108,000	350
	Japan Cash Machine Co. Ltd.	44,700	350
	Nidec-Tosok Corp.	27,600	348
	Cleanup Corp.	53,700	344
	Tokyo Energy & Systems Inc.	67,000	343
	Mitsubishi Research Institute Inc.	16,400	338
	Pronexus Inc.	66,000	335
	Zappallas Inc.	268	333
	Shinsho Corp.	127,000	333
*	Nakayama Steel Works Ltd.	245,000	333
	Gakken Holdings Co. Ltd.	152,000	332
	NEC Capital Solutions Ltd.	24,600	330
	Mitsui High-Tec Inc.	67,000	328
	Japan Vilene Co. Ltd.	69,000	323
	Toridoll.corp	216	321
*	FDK Corp.	210,000	319
	Toho Real Estate Co. Ltd.	59,100	318
*,^ Micronics Japan Co. Ltd.		38,700	312
	Onoken Co. Ltd.	33,500	311
^	Simplex Holdings Inc.	815	309
	Shinkawa Ltd.	43,000	305
^	Shibaura Mechatronics Corp.	86,000	299
^	COOKPAD Inc.	13,900	298

	Nippon Kanzai Co. Ltd.	16,500	292
	Meito Sangyo Co. Ltd.	21,700	291
	Nippon Koshuha Steel Co. Ltd.	211,000	291
*	Sparx Group Co. Ltd.	2,674	289
*,^ Usen Corp.		394,890	286
	Inui Steamship Co. Ltd.	58,900	279
	S Foods Inc.	32,500	278
	Otsuka Kagu Ltd.	28,700	268
*	Noritsu Koki Co. Ltd.	46,700	255
	Airport Facilities Co. Ltd.	63,000	254
	Information Services International-Dentsu Ltd.	38,700	254
*	Nishio Rent All Co. Ltd.	35,400	253
	Furukawa Battery Co. Ltd.	38,000	253
	Alpha Systems Inc.	16,000	250
	Future Architect Inc.	547	250
	Tanaka Chemical Corp.	24,400	249
	Tv Tokyo Holdings Corp.	19,400	241
	Taiko Pharmaceutical Co. Ltd.	21,200	236
	SEC Carbon Ltd.	48,000	231
	Ohara Inc.	21,000	224
	Tohokushinsha Film Corp.	41,700	220
	Daisyo Corp.	16,900	209
	VERISIGN JAPAN KK	501	197
	Daikoku Denki Co. Ltd.	19,100	186
*,^ Ubiquitous Corp.		118	182
			8,898,724
Malaysia (0.8%)
	CIMB Group Holdings Bhd.	15,314,300	42,623
	Malayan Banking Bhd.	10,435,290	30,759
	Sime Darby Bhd.	8,599,200	26,497
	Genting Bhd.	6,479,900	23,590
	IOI Corp. Bhd.	10,600,686	18,390
	Tenaga Nasional Bhd.	8,607,800	17,771
	Public Bank Bhd. (Foreign)	3,347,294	15,134
*	Petronas Chemicals Group Bhd.	6,346,228	14,638
	Axiata Group Bhd.	7,978,100	13,697
	Maxis Bhd.	7,184,050	13,304
	Genting Malaysia Bhd.	9,441,900	11,597
	AMMB Holdings Bhd.	5,240,100	11,453
	Kuala Lumpur Kepong Bhd.	1,531,386	11,211
	DiGi.Com Bhd.	989,600	10,053
	Petronas Gas Bhd.	2,204,100	9,998
	PPB Group Bhd.	1,502,000	8,778
	MISC Bhd.	3,500,380	8,772
	IJM Corp. Bhd.	3,643,460	7,733
	PLUS Expressways Bhd.	4,795,600	7,034
	Hong Leong Bank Bhd.	1,482,000	6,657
	Gamuda Bhd.	5,204,100	6,472
	British American Tobacco Malaysia Bhd.	400,500	6,271
	RHB Capital Bhd.	1,724,000	5,289
	AirAsia Bhd.	3,890,000	5,146
	YTL Corp. Bhd.	10,455,300	4,925
	Petronas Dagangan Bhd.	784,900	4,711
	SP Setia Bhd.	3,552,150	4,666
	Telekom Malaysia Bhd.	3,376,100	4,608
	YTL Power International Bhd.	6,843,458	4,514
	UMW Holdings Bhd.	1,761,300	4,384

* Malaysia Marine and Heavy Engineering Holdings Bhd.	1,534,971	3,952
Alliance Financial Group Bhd.	2,993,100	3,742
Malaysian Resources Corp. Bhd.	4,281,000	3,669
Berjaya Sports Toto Bhd.	2,300,228	3,412
Dialog Group Bhd.	3,680,000	3,356
Parkson Holdings Bhd.	1,682,639	3,300
Lafarge Malayan Cement Bhd.	1,314,100	3,259
Malaysia Airports Holdings Bhd.	1,432,500	3,132
Kencana Petroleum Bhd.	3,144,600	3,126
Berjaya Corp. Bhd.	7,773,700	3,111
Hong Leong Financial Group Bhd.	676,200	2,984
* UEM Land Holdings Bhd.	3,066,303	2,683
Bursa Malaysia Bhd.	997,600	2,590
Media Prima Bhd.	2,565,100	2,537
Boustead Holdings Bhd.	1,183,800	2,329
MMC Corp. Bhd.	2,428,900	2,203
Sunway REIT	5,708,100	2,193
SapuraCrest Petroleum Bhd.	1,431,000	2,148
Multi-Purpose Holdings Bhd.	2,054,100	2,075
IGB Corp. Bhd.	2,925,148	2,069
Genting Plantations Bhd.	749,300	1,990
Top Glove Corp. Bhd.	1,091,100	1,982
WCT Bhd.	1,638,400	1,693
Kulim Malaysia Bhd.	1,326,000	1,643
DRB-Hicom Bhd.	2,020,000	1,524
KNM Group Bhd.	2,460,500	1,508
KLCC Property Holdings Bhd.	1,296,700	1,463
Sunway City Bhd.	797,000	1,372
TAN Chong Motor Holdings Bhd.	829,700	1,369
Affin Holdings Bhd.	1,128,700	1,293
KPJ Healthcare Bhd.	816,800	1,265
CapitaMalls Malaysia Trust	2,787,300	1,240
IJM Land Bhd.	1,320,900	1,228
Carlsberg Brewery-Malay Bhd.	459,800	1,137
* Time dotCom Bhd.	4,785,800	1,129
POS Malaysia Bhd.	981,900	1,054
QL Resources Bhd.	945,780	1,013
Eastern & Oriental Bhd.	1,630,300	855
Proton Holdings Bhd.	780,600	837
* KFC Holdings Malaysia Bhd.	615,000	815
Lingkaran Trans Kota Holdings Bhd.	647,000	814
Mah Sing Group Bhd.	935,400	743
IJM Plantations Bhd.	798,900	736
* Mulpha International Bhd.	4,462,300	728
QSR Brands Bhd.	336,000	728
Supermax Corp. Bhd.	580,600	718
OSK Holdings Bhd.	1,402,300	712
Wah Seong Corp. Bhd.	914,500	708
* Sunway Holdings Bhd.	733,500	643
Lion Industries Corp. Bhd.	1,131,100	635
Malaysian Bulk Carriers Bhd.	857,200	635
Keck Seng Malaysia Bhd.	441,300	626
TA Enterprise Bhd.	2,690,300	611
Malaysia Building Society	1,175,485	590
Unisem M Bhd.	1,254,400	587
Kossan Rubber Industries	523,600	546
Kian JOO CAN Factory Bhd.	755,900	543
WTK Holdings Bhd.	893,500	541

Samling Global Ltd.	4,916,000	523
Media Chinese International Ltd.	1,282,700	519
Mudajaya Group Bhd.	461,066	498
JT International Bhd.	209,300	495
YNH Property Bhd.	742,900	483
APM Automotive Holdings Bhd.	276,400	465
Masterskill Education Group Bhd.	720,600	463
NCB Holdings Bhd.	346,300	450
Hartalega Holdings Bhd.	230,800	432
Hap Seng Plantations Holdings Bhd.	442,300	406
* Benalec Holdings Bhd.	778,500	388
Press Metal Bhd.	526,100	382
United Malacca Bhd.	159,700	378
Ann Joo Resources Bhd.	374,900	378
Esso Malaysia Bhd.	224,000	372
Malaysian Pacific Industries Bhd.	261,100	368
TA Global Bhd.	2,933,300	356
Evergreen Fibreboard Bhd.	900,800	352
Coastal Contracts Bhd.	368,133	308
JCY International Bhd.	1,671,100	292
Starhill Real Estate Investment Trust	916,000	282
Dayang Enterprise Holdings Bhd.	418,900	282
* Landmarks Bhd.	597,800	276
Muhibbah Engineering M Bhd.	659,900	270
Paramount Corp. Bhd.	411,600	264
Faber Group Bhd.	390,400	261
Kinsteel Bhd.	1,091,000	255
TH Plantations Bhd.	336,700	244
* Scomi Group Bhd.	2,279,200	242
ECM Libra Financial Group Bhd.	759,500	229
* YTL Land & Development Bhd.	443,800	223
YTL E-Solutions Bhd.	696,600	213
Naim Holdings Bhd.	266,600	200
Lingui Development Bhd.	330,100	197
Uchi Technologies Bhd.	434,900	192
Hai-O Enterprise Bhd.	267,800	186
Hock Seng LEE Bhd.	348,300	184
Tradewinds Corp. Bhd.	586,300	178
Cahya Mata Sarawak Bhd.	232,300	174
CSC Steel Holdings Bhd.	302,200	170
Latexx Partners Bhd.	255,300	165
Kim Loong Resources Bhd.	217,700	165
* Alam Maritim Resources Bhd.	528,100	164
* Puncak Niaga Holding Bhd.	297,200	157
Ranhill Bhd.	606,200	150
* Perdana Petroleum Bhd.	498,000	137
Pelikan International Corp. Bhd.	352,300	119
* Malaysia Building Society Warrants	489,785	106
* WCT Bhd. Warrants Expire 02/24/2016	288,480	68
* Kulim Malaysia Bhd. Warrants	165,750	63
Public Bank Bhd. (Local)	8,900	40
* QL Resources Bhd. Warrants	34,224	10
		470,973
Mexico (1.0%)
America Movil SAB de CV	123,980,840	159,712
Wal-Mart de Mexico SAB de CV	19,842,000	54,739
Grupo Mexico SAB de CV Class B	12,091,317	44,534

Fomento Economico Mexicano SAB de CV	6,156,400	44,484
Grupo Televisa SA	7,381,500	32,834
* Cemex SAB de CV	32,352,991	22,768
Grupo Financiero Banorte SAB de CV	5,156,300	22,532
Industrias Penoles SAB de CV	442,340	19,077
Grupo Elektra SA de CV	229,215	16,696
Grupo Financiero Inbursa SA	3,181,314	15,032
Telefonos de Mexico SAB de CV	17,355,400	14,032
Alfa SAB de CV Class A	934,200	13,734
Grupo Bimbo SAB de CV Class A	5,214,900	12,547
Grupo Modelo SAB de CV	2,007,400	12,384
Kimberly-Clark de Mexico SAB de CV Class A	1,671,200	10,451
* Minera Frisco SAB de CV	2,020,147	10,124
Mexichem SAB de CV	2,262,063	9,760
Coca-Cola Femsa SAB de CV	869,800	8,400
Grupo Carso SAB de CV	1,850,200	5,210
Banco Compartamos SA de CV	729,500	4,945
Arca Continental SAB de CV	825,790	4,525
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,003,100	4,111
Grupo Aeroportuario del Sureste SAB de CV Class B	664,391	3,965
* Urbi Desarrollos Urbanos SAB de CV	1,661,400	3,659
* Empresas ICA SAB de CV	1,785,936	3,631
* Genomma Lab Internacional SAB de CV Class B	1,529,700	3,511
* Promotora y Operadora de Infraestructura SAB de CV	615,600	3,086
* Desarrolladora Homex SAB de CV	691,200	3,020
* Corp GEO SAB de CV	1,448,657	2,920
TV Azteca SAB de CV	3,038,235	2,301
* Controladora Comercial Mexicana SAB de CV	1,226,956	2,092
* Industrias CH SAB de CV Class B	570,944	2,024
Grupo Aeroportuario del Pacifico SAB de CV ADR	48,526	1,987
Bolsa Mexicana de Valores SAB de CV	757,252	1,491
* Axtel SAB de CV	2,392,458	1,388
Consorcio ARA SAB de CV	2,589,366	1,359
* Gruma SAB de CV Class B	572,100	1,207
Alsea SAB de CV	1,038,793	1,176
Grupo Aeroportuario del Centro Norte Sab de CV	566,742	1,144
Grupo Herdez SAB de CV	447,878	962
* Grupo Famsa SAB de CV Class A	566,871	753
Financiera Independencia SAB de CV	888,934	741
* Grupo Simec SAB de CV Class B	275,110	672
Compartamos SAB de CV	210,400	378
* Cia Minera Autlan SAB de CV Class B	187,000	308
* Bio Pappel SAB de CV	240,600	183
		586,589
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	84,813	995
* Alliances Developpement Immobilier SA	11,207	950
Maroc Telecom SA	49,896	875
Attijariwafa Bank	15,081	675
		3,495
Netherlands (1.6%)
Unilever NV	5,172,813	167,988
* ING Groep NV	12,163,126	130,523
Koninklijke Philips Electronics NV	3,129,329	77,725
Koninklijke KPN NV	4,995,227	71,237
Koninklijke Ahold NV	3,784,372	50,391
Heineken NV	823,411	48,722

	ASML Holding NV	1,358,325	48,389
	Akzo Nobel NV	735,514	44,927
*	Aegon NV	5,438,256	31,122
	Reed Elsevier NV	2,180,288	29,078
	Koninklijke DSM NV	488,628	27,705
	Wolters Kluwer NV	944,671	19,587
	Heineken Holding NV	365,573	18,575
	Randstad Holding NV	376,845	16,936
	Fugro NV	217,207	16,744
	SBM Offshore NV	535,727	12,807
*	TNT Express NV	1,192,128	12,076
	Corio NV	185,358	11,301
	Koninklijke Vopak NV	221,161	11,038
	Koninklijke Boskalis Westminster NV	224,633	9,450
	PostNL NV	1,068,588	8,344
	Imtech NV	242,170	7,812
	Nutreco NV	109,932	7,644
	Delta Lloyd NV	315,288	6,890
	Wereldhave NV	66,528	6,166
	Eurocommercial Properties NV	127,316	6,091
	Aalberts Industries NV	298,306	5,812
	CSM	211,464	5,596
	Vastned Retail NV	59,066	4,025
	Koninklijke BAM Groep NV	697,619	3,929
	Arcadis NV	166,450	3,924
	ASM International NV	136,551	3,881
	Mediq NV	169,321	3,157
	USG People NV	206,435	3,088
	TKH Group NV	104,740	3,029
	Tetragon Financial Group Ltd.	385,329	2,982
	Sligro Food Group NV	82,999	2,962
	Koninklijke Ten Cate NV	79,264	2,759
	Unit 4 NV	80,584	2,673
	Nieuwe Steen Investments NV	114,777	2,140
	BinckBank NV	153,787	2,124
*,^ TomTom NV		410,491	1,942
*	SNS REAAL NV	446,187	1,860
*	Wavin NV	142,122	1,800
*,^ AMG Advanced Metallurgical Group NV		86,393	1,446
	Beter Bed Holding NV	57,064	1,424
	Brunel International NV	30,524	1,274
	Exact Holding NV	41,949	1,242
	Koninklijke Wessanen NV	245,940	1,072
	Accell Group	39,102	1,014
	Grontmij NV	53,941	1,003
	Heijmans NV	43,646	1,002
	Hunter Douglas NV	20,356	936
	Vastned Offices/Industrial NV	51,561	849
*,^ Kardan NV		159,996	714
	Amsterdam Commodities NV	38,380	549
*	Ordina NV	128,626	495
	KAS Bank NV	31,205	431
	BE Semiconductor Industries NV	62,966	428
	ASML Holding NV	7,466	266
*	Aegon NV	922	5
			971,101

New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	6,080,183	13,980
	Fletcher Building Ltd.	1,920,969	13,719
	Sky City Entertainment Group Ltd.	1,820,973	5,884
	Auckland International Airport Ltd.	2,940,101	5,833
	Contact Energy Ltd.	1,102,894	5,020
	Fisher & Paykel Healthcare Corp. Ltd.	1,666,081	3,665
	Sky Network Television Ltd.	551,965	2,799
	Mainfreight Ltd.	256,606	2,369
	Infratil Ltd.	1,398,913	2,214
	Kiwi Income Property Trust	2,432,585	2,158
	Goodman Property Trust	2,390,438	2,082
	Ryman Healthcare Ltd.	846,194	2,010
	AMP NZ Office Ltd.	2,574,268	1,901
*	Fletcher Building Ltd.	240,759	1,693
	Vector Ltd.	804,415	1,678
	Nuplex Industries Ltd.	626,337	1,510
	Freightways Ltd.	449,375	1,343
	Warehouse Group Ltd.	381,820	1,189
	Air New Zealand Ltd.	1,006,017	1,037
*	Fisher & Paykel Appliances Holdings Ltd.	1,889,138	996
	Tower Ltd.	482,562	645
	New Zealand Oil & Gas Ltd.	1,059,646	630
*	PGG Wrightson Ltd.	744,626	321
			74,676
Norway (0.7%)
	Statoil ASA	3,543,027	87,324
	DnB NOR ASA	3,101,952	45,109
	Telenor ASA	2,361,531	39,469
	Yara International ASA	600,662	34,310
	Seadrill Ltd.	980,629	34,134
*	Subsea 7 SA	891,831	23,485
	Orkla ASA	2,434,013	22,874
	Norsk Hydro ASA	2,945,895	20,970
*	Petroleum Geo-Services ASA	656,344	10,645
	TGS Nopec Geophysical Co. ASA	311,228	9,078
	Aker Solutions ASA	517,177	9,050
	Storebrand ASA	1,058,878	8,799
	Gjensidige Forsikring ASA	629,869	7,457
	Schibsted ASA	240,047	7,137
	ProSafe SE	718,730	5,345
	Marine Harvest ASA	7,971,100	4,628
	Tomra Systems ASA	478,858	4,330
	Statoil Fuel & Retail ASA	431,578	4,008
	Fred Olsen Energy ASA	102,511	3,963
*	Algeta ASA	93,777	3,496
	Norwegian Property ASA	1,384,957	2,909
*,^ Renewable Energy Corp. ASA		1,517,571	2,812
*	DNO International ASA	2,481,536	2,794
*	Songa Offshore SE	457,899	2,520
	Stolt-Nielsen Ltd.	95,911	2,453
	Veidekke ASA	281,851	2,434
	BW Offshore Ltd.	1,042,815	2,288
	Cermaq ASA	160,521	2,241
	Aker ASA	82,638	2,183
	SpareBank 1 SMN	242,659	2,161
	Atea ASA	208,598	2,145

^	Frontline Ltd./Bermuda	168,665	1,961
*	Northland Resources SA	681,760	1,778
*	Archer Ltd.	294,790	1,703
*	Aker Drilling ASA	547,023	1,666
	Opera Software ASA	257,968	1,654
	Austevoll Seafood ASA	297,630	1,639
^	Nordic Semiconductor ASA	444,337	1,421
*	Norwegian Air Shuttle AS	64,171	1,250
*	Dockwise Ltd.	47,896	1,228
	Leroey Seafood Group ASA	57,778	1,158
*	Kvaerner ASA	517,177	1,099
*	Morpol ASA	260,125	991
*	Kongsberg Automotive Holding ASA	1,381,263	964
	Golden Ocean Group Ltd.	907,507	853
*,^ Norwegian Energy Co. AS		664,012	820
*	Panoro Energy ASA	714,707	809
*	Pronova BioPharma AS	431,580	802
*	Polarcus Ltd.	750,321	776
*,^ Norske Skogindustrier ASA		498,273	738
*	Electromagnetic GeoServices AS	342,960	727
*	Det Norske Oljeselskap ASA	142,865	705
	Northern Offshore Ltd.	350,863	693
*	Eltek ASA	696,552	614
*	EDB ErgoGroup ASA	251,945	601
*,^ Hurtigruten ASA		661,425	566
	Bakkafrost P/F	75,747	564
	BWG Homes ASA	168,483	546
*	Copeinca ASA	67,081	546
*	Deep Sea Supply plc	224,326	455
^	Grieg Seafood ASA	96,116	198
*,^ Sevan Marine ASA		1,498,496	150
			442,226
Peru (0.1%)
	Credicorp Ltd.	141,272	13,287
	Cia de Minas Buenaventura SA ADR	315,367	12,911
	Cia de Minas Buenaventura SA	289,871	11,925
	Southern Copper Corp.	327,485	11,187
	Southern Copper Corp.	213,252	7,592
	Credicorp Ltd.	72,092	7,043
	Casa Grande SAA	123,236	747
	Refineria La Pampilla SA Relapasa	1,669,892	561
*	Cia Minera Atacocha SA Class B	1,122,107	471
	Corp Aceros Arequipa SA	358,965	361
			66,085
Philippines (0.2%)
	SM Investments Corp.	588,920	7,590
	Philippine Long Distance Telephone Co.	117,505	6,665
	Ayala Land Inc.	16,432,000	6,566
	Bank of the Philippine Islands	4,525,401	6,412
	Manila Electric Co.	920,683	6,094
	Aboitiz Equity Ventures Inc.	6,032,000	5,998
	Metropolitan Bank & Trust	2,717,242	4,959
	Ayala Corp.	637,968	4,940
	SM Prime Holdings Inc.	17,349,600	4,750
	Aboitiz Power Corp.	5,878,723	4,532
	Banco de Oro Unibank Inc.	2,908,440	4,413
	Energy Development Corp.	24,196,700	3,900

	Alliance Global Group Inc.	12,692,541	3,488
	Universal Robina Corp.	2,512,700	2,820
	Jollibee Foods Corp.	1,264,420	2,609
	Globe Telecom Inc.	107,780	2,452
	Megaworld Corp.	31,586,000	1,642
	Robinsons Land Corp.	5,180,535	1,632
	Cebu Air Inc.	654,020	1,308
	Security Bank Corp.	495,800	1,276
*	First Gen Corp.	3,365,600	1,196
	Manila Water Co. Inc.	2,468,900	1,157
	First Philippine Holdings Corp.	682,600	1,001
	SM Development Corp.	5,136,576	981
	Filinvest Land Inc.	31,519,000	972
*	Atlas Consolidated Mining & Development	1,671,600	936
*	Belle Corp.	7,740,950	867
	Vista Land & Lifescapes Inc.	10,085,250	826
*	Lopez Holdings Corp.	5,767,770	793
*	Philippine National Bank	548,940	769
	Rizal Commercial Banking Corp.	1,106,840	750
	Philweb Corp.	1,564,400	595
	Nickel Asia Corp.	1,020,600	499
*	Global-Estate Resorts Inc.	6,361,000	439
			95,827
Poland (0.4%)
	KGHM Polska Miedz SA	443,711	30,368
	Powszechna Kasa Oszczednosci Bank Polski SA	1,983,714	29,237
	Bank Pekao SA	375,632	21,472
	Powszechny Zaklad Ubezpieczen SA	150,287	20,437
	PGE SA	2,087,935	17,396
*	Polski Koncern Naftowy Orlen SA	1,017,090	17,048
	Telekomunikacja Polska SA	2,322,683	14,538
	Polskie Gornictwo Naftowe i Gazownictwo SA	5,668,651	8,635
	Tauron Polska Energia SA	3,317,359	7,677
*	Jastrzebska Spolka Weglowa SA	136,638	6,703
*	BRE Bank SA	46,436	5,299
*	Getin Holding SA	1,047,583	4,257
	Lubelski Wegiel Bogdanka SA	109,441	4,207
*	Kernel Holding SA	159,531	4,194
	Synthos SA	1,954,695	4,030
	Asseco Poland SA	215,400	3,693
*	Globe Trade Centre SA	535,536	3,166
	TVN SA	508,458	3,081
	Bank Handlowy w Warszawie SA	101,491	2,997
*	Grupa Lotos SA	211,719	2,901
	Bank Millennium SA	1,307,638	2,500
*	Enea SA	339,635	2,297
	Eurocash SA	225,608	2,204
^	Polimex-Mostostal SA	1,650,214	1,712
	Cyfrowy Polsat SA	289,067	1,672
*	PBG SA	32,685	1,642
*	Netia SA	782,535	1,630
	Warsaw Stock Exchange	83,133	1,456
	Budimex SA	37,303	1,096
*,^ AmRest Holdings SE		39,807	1,095
*	Boryszew SA	3,339,990	1,053
*	Zaklady Azotowe w Tarnowie-Moscicach SA	85,363	919
	Agora SA	152,073	873

	Zaklady Azotowe Pulawy SA	22,979	872
*	Cersanit SA	299,263	861
*	NFI Empik Media & Fashion SA	145,846	809
*	Kopex SA	96,298	761
*,^ Ciech SA		98,713	690
*	Alchemia SA	157,692	477
	Rafako SA	105,768	470
*	Bioton SA	10,855,238	467
*	JW Construction Holding SA	91,524	446
*	Optimus SA	173,599	424
*,^ Petrolinvest SA		157,794	398
*	Trakcja Polska SA	411,803	398
*	Polski Koncern Miesny Duda SA	849,114	362
*	Dom Maklerski IDMSA	391,874	344
	Impexmetal SA	177,113	302
*	Zaklady Chemiczne Police SA	72,667	297
*	LC Corp. SA	618,902	265
	Polnord SA	30,669	239
*,^ MCI Management SA		93,316	232
*	ComArch SA	8,705	202
*	Colian SA	158,697	169
*	Mostalzab	205,904	164
*,^ Hydrobudowa Polska SA		232,872	141
*	Barlinek SA	140,286	136
*	Arctic Paper SA	38,240	83
			241,494
Portugal (0.2%)
	EDP - Energias de Portugal SA	6,053,543	21,031
	Portugal Telecom SGPS SA	2,128,179	18,349
	Galp Energia SGPS SA Class B	736,291	16,630
	Jeronimo Martins SGPS SA	693,321	13,566
^	Banco Espirito Santo SA	1,624,544	6,148
	Cimpor Cimentos de Portugal SGPS SA	680,525	5,284
*,^ Banco Comercial Portugues SA		10,298,748	4,751
*	EDP Renovaveis SA	688,783	4,465
	Brisa Auto-Estradas de Portugal SA	548,886	2,553
	Sonae	2,434,685	2,323
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	528,898	2,171
	Semapa-Sociedade de Investimento e Gestao	176,765	1,752
	Portucel Empresa Produtora de Pasta e Papel SA	584,189	1,736
	REN - Redes Energeticas Nacionais SA	431,124	1,420
*,^ Banco BPI SA		974,304	1,313
^	Altri SGPS SA	392,766	809
	Sonaecom - SGPS SA	313,117	674
	Mota-Engil SGPS SA	197,588	369
*	BANIF SGPS SA	462,309	357
*,^ Sonae Industria SGPS SA		185,571	306
			106,007
Russia (1.5%)
	Gazprom OAO ADR	13,011,283	186,187
	Sberbank of Russia	27,331,774	100,692
	Lukoil OAO ADR	1,337,122	88,916
	Gazprom OAO	7,797,560	55,201
	MMC Norilsk Nickel OJSC	184,547	49,466
	NovaTek OAO GDR	288,549	44,773
	Uralkali	4,424,573	43,296
	Rosneft Oil Co. GDR	3,723,420	31,599

Mobile Telesystems OJSC ADR	1,633,892	30,684
Tatneft ADR	661,999	27,640
VTB Bank OJSC GDR	4,063,126	24,301
Magnit OJSC GDR	701,859	21,537
Surgutneftegas OJSC ADR	2,062,874	20,806
Lukoil OAO	283,943	18,986
Federal Hydrogenerating Co. JSC	365,050,472	18,242
Federal Grid Co. Unified Energy System JSC	978,900,732	13,411
Mechel ADR	460,675	11,462
Surgutneftegas OJSC Prior Pfd.	22,117,704	11,332
Rosneft Oil Co.	1,311,587	11,190
Severstal OAO GDR	557,351	10,770
* Polymetal JSC	507,006	10,531
Sberbank of Russia Prior Pfd.	3,166,256	9,466
AK Transneft OAO Prior Pfd.	4,955	7,873
Novolipetsk Steel OJSC GDR	208,310	7,766
Sistema JSFC GDR	301,868	7,457
LSR Group GDR	574,734	4,325
Inter Rao Ues OAO	2,670,893,327	3,846
* Rostelecom OJSC (Issue 11)	552,436	3,778
Tatneft	514,564	3,429
TMK OAO GDR	179,489	3,152
Raspadskaya	474,038	2,775
* Rostelecom OJSC (Issue 3)	393,175	2,683
* Rostelecom OJSC	367,602	2,510
Mostotrest	306,623	2,445
OGK-2 OAO	45,368,842	2,252
* WGC-3 OJSC	43,837,100	2,124
* Rostelecom OJSC (Issue 8)	306,852	2,098
Surgutneftegas OJSC	2,012,516	2,022
* PIK Group	460,029	1,736
Akron JSC	30,926	1,712
Severstal OAO	82,238	1,589
OGK-6 OAO	35,612,540	1,466
* Rostelecom OJSC (Issue 13)	203,021	1,388
* Rostelecom OJSC (Issue 12)	188,088	1,286
* AvtoVAZ OAO	1,135,239	1,229
* Rostelecom OJSC (Issue 2)	166,634	1,139
* Rostelecom OJSC (Issue 10)	138,686	948
* Rostelecom OJSC (Issue 7)	131,012	896
* Sollers OJSC	43,650	784
Inter-Regional Distribution Network Co. Center and Privolzhya OJSC	97,007,800	772
* Pharmacy Chain 36.6 OAO	240,134	722
* TGK-9 OAO	5,621,810,330	675
* Razgulay Group	349,380	616
* FEEC	12,963,139	526
* RAO Energy System of East OAO	41,216,100	464
* RBC OJSC	352,429	462
* Mosenergosbyt JSC	21,540,740	461
VTB Bank OJSC	147,466,163	444
* Belon OJSC	587,845	379
* TGK-6 JSC	1,078,169,787	367
* TGK-5	828,028,359	348
* TGC-2	1,268,144,984	279
* Sberbank of Russia ADR	11,970	177
MMC Norilsk Nickel OJSC ADR	5,270	140

	Federal Hydrogenerating Co. JSC	1,571,883	79
			922,107
Singapore (1.3%)
	DBS Group Holdings Ltd.	5,490,999	70,761
	Singapore Telecommunications Ltd.	25,286,000	70,453
	United Overseas Bank Ltd.	3,911,000	66,332
	Oversea-Chinese Banking Corp. Ltd.	7,944,000	65,518
	Keppel Corp. Ltd.	4,501,800	41,377
*	Genting Singapore plc	19,324,720	30,442
	Wilmar International Ltd.	6,081,000	29,749
	Singapore Airlines Ltd.	1,715,000	20,192
	CapitaLand Ltd.	8,084,500	19,439
	Noble Group Ltd.	12,064,590	18,708
	Singapore Exchange Ltd.	2,729,000	16,910
^	Singapore Press Holdings Ltd.	4,847,000	15,853
	Fraser and Neave Ltd.	2,924,000	14,554
	City Developments Ltd.	1,580,000	13,841
	Jardine Cycle & Carriage Ltd.	337,000	13,522
	SembCorp Industries Ltd.	3,128,000	13,149
	Golden Agri-Resources Ltd.	21,211,791	12,829
*	Hutchison Port Holdings Trust	16,510,757	12,548
	Singapore Technologies Engineering Ltd.	4,859,000	12,170
	SembCorp Marine Ltd.	2,631,000	11,764
*	Global Logistic Properties Ltd.	5,788,000	9,690
	CapitaMall Trust	6,045,300	9,456
	Ascendas REIT	5,550,666	9,400
	Olam International Ltd.	4,233,999	9,255
	Suntec REIT	6,281,000	8,000
	CapitaCommercial Trust	6,258,000	7,324
	Keppel Land Ltd.	2,286,000	7,261
	Yangzijiang Shipbuilding Holdings Ltd.	6,010,000	7,245
	ComfortDelGro Corp. Ltd.	5,928,000	7,053
	UOL Group Ltd.	1,486,000	6,359
	Venture Corp. Ltd.	814,000	5,327
	CapitaMalls Asia Ltd.	4,267,000	5,081
	Straits Asia Resources Ltd.	1,969,000	4,936
^	Cosco Corp. Singapore Ltd.	3,146,000	4,638
	StarHub Ltd.	1,940,000	4,543
	SATS Ltd.	2,132,000	4,453
	Singapore Post Ltd.	4,172,000	3,791
	CDL Hospitality Trusts	2,124,000	3,666
	SMRT Corp. Ltd.	2,344,000	3,583
^	Neptune Orient Lines Ltd.	2,800,750	3,342
^	Mapletree Industrial Trust	3,186,000	3,235
	Mapletree Logistics Trust	4,195,000	3,204
*	Biosensors International Group Ltd.	2,578,000	2,919
^	Hyflux Ltd.	1,620,000	2,633
	Starhill Global REIT	4,721,000	2,545
	M1 Ltd.	1,139,000	2,470
	Fortune REIT	4,210,000	2,228
	Yanlord Land Group Ltd.	2,137,000	2,205
*,^ Indofood Agri Resources Ltd.		1,573,000	2,182
*	Overseas Union Enterprise Ltd.	897,000	2,150
	Ascott Residence Trust	1,953,000	1,921
	Parkway Life REIT	1,239,000	1,913
	Singapore Land Ltd.	330,000	1,906
	Frasers Centrepoint Trust	1,477,000	1,888

	Wing Tai Holdings Ltd.	1,519,000	1,864
	Goodpack Ltd.	1,122,000	1,758
^	Ezra Holdings Ltd.	1,539,000	1,602
	STX OSV Holdings Ltd.	1,258,000	1,599
2	ARA Asset Management Ltd.	1,251,800	1,573
	Cache Logistics Trust	1,888,000	1,553
	CSE Global Ltd.	1,510,000	1,511
	Midas Holdings Ltd.	3,193,000	1,507
	CapitaRetail China Trust	1,439,000	1,481
	Wheelock Properties Singapore Ltd.	960,000	1,477
	Lippo-Mapletree Indonesia Retail Trust	2,608,000	1,399
	Cambridge Industrial Trust	3,337,000	1,398
	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,735,118	1,374
	Raffles Medical Group Ltd.	650,000	1,325
	UOB-Kay Hian Holdings Ltd.	950,000	1,316
	Ascendas India Trust	1,633,000	1,302
^	First Resources Ltd.	1,107,000	1,299
*,^ China Minzhong Food Corp. Ltd.		1,090,000	1,283
	K-REIT Asia	1,066,000	1,168
	United Engineers Ltd.	622,000	1,151
*	Metro Holdings Ltd.	1,670,400	1,126
	Sound Global Ltd.	2,007,000	1,123
*	Jaya Holdings Ltd.	2,254,000	1,060
	OSIM International Ltd.	839,000	1,035
	Frasers Commercial Trust	1,412,600	1,019
	Hotel Properties Ltd.	504,000	968
	First Real Estate Investment Trust	1,357,000	924
^	GMG Global Ltd.	4,155,000	915
	AIMS AMP Capital Industrial REIT	4,797,000	896
	Ho Bee Investment Ltd.	735,000	857
^	Raffles Education Corp. Ltd.	1,618,999	832
*,^ Tiger Airways Holdings Ltd.		815,000	815
	GuocoLeisure Ltd.	1,368,000	812
*	K-Green Trust	878,000	780
^	Ezion Holdings Ltd.	1,352,000	767
*,^ Ying Li International Real Estate Ltd.		2,464,000	766
	Super Group Ltd.	615,000	736
^	SC Global Developments Ltd.	622,000	728
*,^ Oceanus Group Ltd.		4,346,000	720
	Hong Leong Asia Ltd.	397,000	717
*	Stamford Land Corp. Ltd.	1,358,000	709
	China Aviation Oil Singapore Corp. Ltd.	683,000	696
*,^ Swiber Holdings Ltd.		1,190,000	686
	Banyan Tree Holdings Ltd.	926,000	673
*,^ Gallant Venture Ltd.		1,965,000	644
	CWT Ltd.	590,000	631
*	Boustead Singapore Ltd.	714,000	616
	Elec & Eltek International Co. Ltd.	159,000	583
*	Mewah International Inc.	869,662	572
*	KS Energy Ltd.	601,000	528
*	Tat Hong Holdings Ltd.	798,000	517
	Tuan Sing Holdings Ltd.	1,571,230	489
	Hi-P International Ltd.	634,000	487
*,^ Amtek Engineering Ltd.		579,340	456
	Rotary Engineering Ltd.	650,000	442
*	Hong Fok Corp. Ltd.	856,000	386
	SunVic Chemical Holdings Ltd.	673,779	375
	Keppel Telecommunications & Transportation Ltd.	316,000	364

* Pacific Century Regional Developments Ltd.	2,265,000	362
Transpac Industrial Holdings Ltd.	213,025	342
China XLX Fertiliser Ltd.	1,139,000	331
* Oxley Holdings Ltd.	1,052,000	309
^ Otto Marine Ltd.	1,893,000	305
Creative Technology Ltd.	120,300	290
CH Offshore Ltd.	807,000	278
K1 Ventures Ltd.	2,094,000	242
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	724,972	112
		786,874
South Africa (1.8%)
MTN Group Ltd.	5,387,361	116,547
Sasol Ltd.	1,729,084	86,731
Naspers Ltd.	1,225,015	65,561
Standard Bank Group Ltd.	3,768,579	54,801
AngloGold Ashanti Ltd.	1,208,728	50,691
Impala Platinum Holdings Ltd.	1,606,062	41,016
Gold Fields Ltd.	2,293,016	35,585
FirstRand Ltd.	8,952,036	25,783
Bidvest Group Ltd.	988,128	23,189
Sanlam Ltd.	5,679,732	22,922
Remgro Ltd.	1,370,486	22,707
Shoprite Holdings Ltd.	1,291,658	20,073
Kumba Iron Ore Ltd.	254,975	19,412
ABSA Group Ltd.	911,679	17,914
Anglo American Platinum Ltd.	209,074	17,870
Harmony Gold Mining Co. Ltd.	1,225,244	16,582
Tiger Brands Ltd.	510,559	15,543
Vodacom Group Ltd.	1,186,352	15,094
Truworths International Ltd.	1,378,412	14,936
Growthpoint Properties Ltd.	5,022,459	13,828
Nedbank Group Ltd.	636,779	13,371
Steinhoff International Holdings Ltd.	3,386,998	11,813
African Bank Investments Ltd.	2,277,264	11,468
Woolworths Holdings Ltd.	2,428,592	11,452
Aspen Pharmacare Holdings Ltd.	899,276	11,194
Exxaro Resources Ltd.	398,686	10,703
Redefine Properties Ltd.	8,054,491	9,758
Imperial Holdings Ltd.	564,345	9,695
African Rainbow Minerals Ltd.	334,105	9,428
RMB Holdings Ltd.	2,303,719	8,685
MMI Holdings Ltd.	3,354,056	8,517
Foschini Group Ltd.	643,584	8,473
Mr Price Group Ltd.	748,616	8,248
* Sappi Ltd.	1,679,084	7,639
Spar Group Ltd.	547,069	7,517
Barloworld Ltd.	723,751	6,986
Massmart Holdings Ltd.	319,787	6,904
Nampak Ltd.	1,982,382	6,579
Pretoria Portland Cement Co. Ltd.	1,692,558	6,532
Aveng Ltd.	1,170,005	6,262
Life Healthcare Group Holdings Ltd.	2,299,520	5,978
Investec Ltd.	737,682	5,943
Netcare Ltd.	2,723,459	5,921
ArcelorMittal South Africa Ltd.	563,504	5,791
Discovery Holdings Ltd.	944,558	5,531
Capital Property Fund	4,245,781	5,450

Clicks Group Ltd.	895,721	5,351
Reunert Ltd.	565,371	5,027
Sun International Ltd.	351,027	4,922
Adcock Ingram Holdings Ltd.	530,439	4,836
Murray & Roberts Holdings Ltd.	1,026,564	4,728
Tongaat Hulett Ltd.	334,585	4,708
Aeci Ltd.	374,290	4,484
Telkom SA Ltd.	830,448	4,442
RMI Holdings	2,375,922	4,412
Hyprop Investments Ltd.	536,171	4,381
Pick n Pay Stores Ltd.	666,996	4,087
Liberty Holdings Ltd.	353,662	3,965
AVI Ltd.	797,548	3,849
* Brait SA	1,381,415	3,613
Mondi Ltd.	449,111	3,562
Fountainhead Property Trust	3,617,496	3,499
Lewis Group Ltd.	275,083	3,482
Northam Platinum Ltd.	627,774	3,480
Resilient Property Income Fund Ltd.	672,272	3,308
DataTec Ltd.	557,076	3,263
* Metorex Ltd.	2,527,832	3,197
SA Corporate Real Estate Fund Nominees Pty Ltd.	6,204,167	3,146
JD Group Ltd.	473,122	3,025
Illovo Sugar Ltd.	708,472	2,747
Allied Electronics Corp. Ltd. Prior Pfd.	675,401	2,634
Wilson Bayly Holmes-Ovcon Ltd.	156,940	2,533
JSE Ltd.	256,275	2,532
Acucap Properties Ltd.	468,472	2,531
Santam Ltd.	125,849	2,480
Emira Property Fund	1,216,995	2,427
Grindrod Ltd.	1,150,574	2,381
Astral Foods Ltd.	118,697	2,243
Coronation Fund Managers Ltd.	729,879	2,187
Pick'n Pay Holdings Ltd.	826,267	2,150
* Omnia Holdings Ltd.	172,422	2,067
* Mpact Ltd.	889,923	1,824
Group Five Ltd.	377,745	1,671
Vukile Property Fund Ltd.	687,608	1,470
* Super Group Ltd./South Africa	10,991,254	1,313
* Royal Bafokeng Platinum Ltd.	150,800	1,295
Allied Technologies Ltd.	140,882	1,275
* Eqstra Holdings Ltd.	1,209,092	1,268
African Oxygen Ltd.	398,709	1,261
Sycom Property Fund	401,125	1,245
Hudaco Industries Ltd.	94,780	1,130
Afgri Ltd.	1,121,836	1,073
Cipla Medpro South Africa Ltd.	1,026,031	1,005
Famous Brands Ltd.	136,564	938
Palabora Mining Co. Ltd.	41,571	857
City Lodge Hotels Ltd.	91,773	855
Clover Industries Ltd.	498,604	834
Adcorp Holdings Ltd.	203,156	823
Cashbuild Ltd.	56,739	777
* Mvelaserve Ltd.	395,496	700
* Sentula Mining Ltd.	1,815,717	686
* Hulamin Ltd.	641,141	661
Raubex Group Ltd.	285,706	657
Zeder Investments Ltd.	1,662,111	622

Merafe Resources Ltd.	3,515,209	565
Basil Read Holdings Ltd.	262,694	547
Stefanutti Stocks Holdings Ltd.	307,111	541
Allied Electronics Corp. Ltd.	131,424	513
DRDGOLD Ltd.	1,054,628	491
* Mvelaphanda Group Ltd.	650,531	331
* Distribution and Warehousing Network Ltd.	318,222	297
* Evraz Highveld Steel and Vanadium Ltd.	40,392	273
Iliad Africa Ltd.	312,330	257
* Wesizwe	861,799	231
		1,062,588
South Korea (3.6%)
Samsung Electronics Co. Ltd.	284,456	227,782
Hyundai Motor Co.	489,653	109,011
Hyundai Mobis	215,992	77,757
LG Chem Ltd.	147,178	65,631
POSCO	131,647	58,145
Kia Motors Corp.	758,610	55,616
2 Samsung Electronics Co. Ltd. GDR	132,530	52,410
Hyundai Heavy Industries Co. Ltd.	132,581	51,257
Shinhan Financial Group Co. Ltd.	1,024,360	49,069
SK Innovation Co. Ltd.	191,100	39,398
KB Financial Group Inc.	786,851	39,141
Hynix Semiconductor Inc.	1,589,890	36,651
Samsung Electronics Co. Ltd. Prior Pfd.	65,183	34,739
POSCO ADR	304,747	33,461
Samsung C&T Corp.	395,438	31,451
Hana Financial Group Inc.	695,340	27,272
* NHN Corp.	129,992	25,877
Samsung Fire & Marine Insurance Co. Ltd.	112,906	25,540
Samsung Engineering Co. Ltd.	95,170	23,456
LG Electronics Inc.	298,243	22,725
LG Corp.	301,868	22,564
Hyundai Steel Co.	175,832	21,672
KT&G Corp.	348,062	21,672
Samsung Heavy Industries Co. Ltd.	510,450	20,767
S-Oil Corp.	143,460	20,285
LG Display Co. Ltd.	738,400	18,999
Honam Petrochemical Corp.	45,629	18,694
OCI Co. Ltd.	47,393	18,276
Samsung SDI Co. Ltd.	108,391	17,467
Hyundai Engineering & Construction Co. Ltd.	212,702	17,432
* E-Mart Co. Ltd.	66,535	17,355
Cheil Industries Inc.	143,178	16,355
Shinhan Financial Group Co. Ltd. ADR	167,753	16,108
Samsung Electro-Mechanics Co. Ltd.	190,396	15,682
Woori Finance Holdings Co. Ltd.	1,155,577	15,227
Samsung Life Insurance Co. Ltd.	158,748	15,033
NCSoft Corp.	48,623	14,962
SK Holdings Co. Ltd.	81,589	14,046
Lotte Shopping Co. Ltd.	32,342	13,947
GS Holdings	161,579	13,847
LG Household & Health Care Ltd.	29,778	13,472
GS Engineering & Construction Corp.	113,472	12,813
KB Financial Group Inc. ADR	256,996	12,750
* Korea Electric Power Corp.	500,350	12,161
Samsung Securities Co. Ltd.	159,863	12,046

Hanwha Chem Corp.	267,900	11,813
Amorepacific Corp.	10,185	11,602
Korea Zinc Co. Ltd.	27,095	11,222
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	304,770	10,823
Daelim Industrial Co. Ltd.	88,300	10,564
Celltrion Inc.	222,498	10,122
Hankook Tire Co. Ltd.	238,800	9,711
* BS Financial Group Inc.	587,340	9,053
Industrial Bank of Korea	523,010	8,990
Kangwon Land Inc.	305,040	8,677
Hyundai Motor Co. 2nd Pfd.	119,267	8,655
Samsung Techwin Co. Ltd.	116,708	8,555
Doosan Heavy Industries and Construction Co. Ltd.	132,777	8,505
Hyundai Department Store Co. Ltd.	47,226	8,237
* Doosan Infracore Co. Ltd.	318,080	7,923
* Korea Electric Power Corp. ADR	648,102	7,829
Samsung Card Co.	136,408	7,761
CJ CheilJedang Corp.	25,619	7,442
Shinsegae Co. Ltd.	23,505	7,306
Korean Air Lines Co. Ltd.	114,046	7,278
Korea Exchange Bank	815,450	7,228
Hanwha Corp.	141,160	6,921
Dongbu Insurance Co. Ltd.	135,950	6,746
Daewoo Securities Co. Ltd.	382,230	6,722
* DGB Financial Group Inc.	422,400	6,691
Woongjin Coway Co. Ltd.	172,500	6,660
Korea Kumho Petrochemical	31,927	6,565
Hyundai Glovis Co. Ltd.	35,681	6,503
Hyosung Corp.	73,170	6,478
Hyundai Marine & Fire Insurance Co. Ltd.	199,850	6,401
SK C&C Co. Ltd.	47,294	6,254
SK Telecom Co. Ltd.	42,498	5,914
Kolon Industries Inc.	52,610	5,860
LS Corp.	55,645	5,775
Mando Corp.	28,954	5,718
Hyundai Development Co.	179,430	5,637
* Hyundai Wia Corp.	36,654	5,613
Orion Corp.	11,453	5,561
Hyundai Mipo Dockyard	34,597	5,478
KT Corp.	145,112	5,443
LG International Corp.	90,710	5,333
Hyundai Motor Co. Prior Pfd.	72,372	5,039
Korea Investment Holdings Co. Ltd.	124,170	4,911
Woori Investment & Securities Co. Ltd.	271,990	4,869
KCC Corp.	14,615	4,852
Cheil Worldwide Inc.	294,000	4,643
Hyundai Hysco	100,040	4,590
Dongkuk Steel Mill Co. Ltd.	119,800	4,508
Hyundai Securities Co.	370,260	4,473
SK Telecom Co. Ltd. ADR	280,813	4,471
Daum Communications Corp.	35,471	4,441
Daewoo International Corp.	115,227	4,365
Doosan Corp.	31,102	4,359
SK Networks Co. Ltd.	345,240	4,222
SKC Co. Ltd.	62,740	4,147
Hyundai Merchant Marine Co. Ltd.	137,080	3,893
Korea Life Insurance Co. Ltd.	540,460	3,829
* Daewoo Engineering & Construction Co. Ltd.	326,490	3,821

Lotte Confectionery Co. Ltd.	2,216	3,783
Samsung Fine Chemicals Co. Ltd.	56,006	3,739
KP Chemical Corp.	151,996	3,696
STX Offshore & Shipbuilding Co. Ltd.	159,970	3,690
CJ Corp.	45,446	3,665
Yuhan Corp.	25,931	3,602
LG Uplus Corp.	713,150	3,598
LG Chem Ltd. Prior Pfd.	23,660	3,591
SK Chemicals Co. Ltd.	46,621	3,532
KT Corp. ADR	173,022	3,419
Mirae Asset Securities Co. Ltd.	71,847	3,334
Hanjin Shipping Co. Ltd.	165,320	3,303
LS Industrial Systems Co. Ltd.	46,628	3,260
* CJ E&M Corp.	71,259	3,208
Hotel Shilla Co. Ltd.	107,090	3,120
Korean Reinsurance Co.	240,230	3,005
Seoul Semiconductor Co. Ltd.	97,687	2,945
S1 Corp.	54,896	2,925
Halla Climate Control Corp.	119,790	2,921
LIG Insurance Co. Ltd.	115,550	2,867
* Hanjin Heavy Industries & Construction Co. Ltd.	97,722	2,844
* Asiana Airlines	281,900	2,835
Hyundai Home Shopping Network Corp.	20,111	2,831
* GemVax & Kael Co. Ltd.	67,599	2,810
LG Innotek Co. Ltd.	31,172	2,768
Lotte Chilsung Beverage Co. Ltd.	1,999	2,750
Dong-A Pharmaceutical Co. Ltd.	25,209	2,701
CJ O Shopping Co. Ltd.	9,628	2,578
Poongsan Corp.	59,880	2,533
LG Fashion Corp.	56,780	2,531
Green Cross Corp.	15,208	2,482
Korea Gas Corp.	73,063	2,471
STX Pan Ocean Co. Ltd.	327,170	2,464
Capro Corp.	70,650	2,432
NongShim Co. Ltd.	9,704	2,330
* Neowiz Games Corp.	37,454	2,214
Lock & Lock Co. Ltd.	48,830	2,207
Hyundai Greenfood Co. Ltd.	145,740	2,162
Meritz Fire & Marine Insurance Co. Ltd.	185,999	2,150
* Korea Express Co. Ltd.	21,932	2,111
OCI Materials Co. Ltd.	16,833	2,053
Seah Besteel Corp.	32,380	2,038
STX Corp. Co. Ltd.	103,121	2,006
* Taihan Electric Wire Co. Ltd.	366,010	1,991
* Kumho Industrial Co. Ltd.	230,540	1,989
KIWOOM Securities Co. Ltd.	35,780	1,985
AMOREPACIFIC Group	9,019	1,985
Fila Korea Ltd.	23,485	1,983
SFA Engineering Corp.	32,210	1,976
Nexen Tire Corp.	106,970	1,876
Samyang Corp.	16,859	1,862
Huchems Fine Chemical Corp.	72,700	1,856
* LG Life Sciences Ltd.	38,021	1,841
* SK Broadband Co. Ltd.	432,206	1,818
Hite Brewery Co. Ltd.	16,985	1,789
MegaStudy Co. Ltd.	12,363	1,767
Taekwang Industrial Co. Ltd.	1,085	1,748
STX Engine Co. Ltd.	64,850	1,738

LG Hausys Ltd.	20,546	1,633
Daishin Securities Co. Ltd.	123,020	1,592
* CNK International Co. Ltd.	128,938	1,554
Namyang Dairy Products Co. Ltd.	1,746	1,492
* RNL BIO Co. Ltd.	250,790	1,482
Sungwoo Hitech Co. Ltd.	67,544	1,478
Tong Yang Securities Inc.	239,660	1,458
Tong Yang Life Insurance	108,840	1,449
Lotte Midopa Co. Ltd.	58,310	1,426
GS Home Shopping Inc.	10,588	1,407
Jinro Ltd.	41,000	1,376
Hana Tour Service Inc.	29,623	1,376
Handsome Co. Ltd.	51,130	1,364
* Kumho Tire Co. Inc.	86,690	1,359
* Chabio & Diostech Co. Ltd.	126,560	1,353
Dongyang Mechatronics Corp.	75,180	1,346
* Hanmi Pharm Co. Ltd.	16,403	1,337
POSCO Chemtech Co. Ltd.	7,125	1,333
* Wonik IPS Co. Ltd.	161,312	1,317
Hyundai Elevator Co. Ltd.	11,649	1,311
Youngone Corp.	69,970	1,306
S&T Dynamics Co. Ltd.	73,130	1,259
* Doosan Engine Co. Ltd.	63,530	1,237
* Taewoong Co. Ltd.	26,084	1,236
* Duksan Hi-Metal Co. Ltd.	44,712	1,226
* Foosung Co. Ltd.	157,933	1,199
Grand Korea Leisure Co. Ltd.	54,040	1,196
Technosemichem Co. Ltd.	25,635	1,193
Dongsuh Co. Inc.	32,906	1,171
CJ CGV Co. Ltd.	38,640	1,144
* Medipost Co. Ltd.	14,374	1,139
Korea Petrochemical Ind Co. Ltd.	7,030	1,124
Sung Kwang Bend Co. Ltd.	54,136	1,115
SK Securities Co. Ltd.	670,760	1,109
Hyundai Corp.	31,110	1,090
Ilyang Pharmaceutical Co. Ltd.	31,096	1,080
* Jusung Engineering Co. Ltd.	79,895	1,079
Hanwha Securities Co.	172,940	1,070
Youngone Holdings Co. Ltd.	23,820	1,047
KEPCO Plant Service & Engineering Co. Ltd.	27,430	1,046
iMarketKorea Inc.	41,120	1,037
Hwa Shin Co. Ltd.	59,240	1,033
Melfas Inc.	34,040	1,019
Binggrae Co. Ltd.	17,634	1,008
* CrucialTec Co. Ltd.	52,478	988
SL Corp.	36,760	942
* Eugene Investment & Securities Co. Ltd.	182,205	937
ISU Chemical Co. Ltd.	31,110	928
* Ace Digitech Co. Ltd.	59,323	926
* Komipharm International Co. Ltd.	78,655	921
* Posco ICT Co. Ltd.	117,465	920
* Osung LST Co. Ltd.	46,392	913
* Ssangyong Motor Co.	110,870	880
Namhae Chemical Corp.	65,020	875
* HMC Investment Securities Co. Ltd.	45,470	866
Daeduck Electronics Co.	102,080	862
* Asia Pacific Systems Inc.	55,788	855
Hanil E-Wha Co. Ltd.	74,620	852

Halla Engineering & Construction corp	37,150	850
Partron Co. Ltd.	73,648	845
KISWIRE Ltd.	16,720	833
Hansol Paper Co.	99,870	831
Paradise Co. Ltd.	108,190	826
* SK Communications Co. Ltd.	52,180	823
Woongjin Thinkbig Co. Ltd.	46,990	821
Taeyoung Engineering & Construction Co. Ltd.	120,060	819
Lotte Samkang Co. Ltd.	1,981	819
S&T Daewoo Co. Ltd.	23,160	817
* TK Corp.	37,061	816
Chong Kun Dang Pharm Corp.	26,130	802
* Woongjin Chemical Co. Ltd.	678,520	800
* Seegene Inc.	13,830	800
* Hanall Biopharma Co. Ltd.	76,640	790
Hansol Technics Co. Ltd.	24,690	766
Daesang Corp.	60,820	764
* STS Semiconductor & Telecommunications	92,559	740
Kukdo Chemical Co. Ltd.	11,096	739
Samchully Co. Ltd.	7,508	734
Simm Tech Co. Ltd.	54,843	723
* DuzonBIzon Co. Ltd.	70,430	723
Hanjin Transportation Co. Ltd.	22,240	715
Songwon Industrial Co. Ltd.	40,940	712
NEPES Corp.	43,333	709
* SM Entertainment Co.	27,098	696
Dongbu Steel Co. Ltd.	82,690	683
Modetour Network Inc.	17,945	681
* Dongbu HiTek Co. Ltd.	61,490	673
* GameHi Co. Ltd.	48,480	665
* Harim & Co. Ltd.	95,280	665
Global & Yuasa Battery Co. Ltd.	16,020	664
Daou Technology Inc.	70,510	659
Jeonbuk Bank	111,000	649
China Ocean Resources Co. Ltd.	115,261	644
* Sung Jin Geotec Co. Ltd.	38,420	627
Agabang&Company	42,661	622
Shinsung Solar Energy Co. Ltd.	101,550	621
* Hyunjin Materials Co. Ltd.	33,881	616
SeAH Steel Corp.	6,007	606
Silicon Works Co. Ltd.	25,560	600
ELK Corp.	38,089	597
GS Global Corp.	37,055	594
Moorim P&P Co. Ltd.	80,990	593
SK Gas Co. Ltd.	8,820	591
SNU Precision Co. Ltd.	46,699	591
Dongwon Industries Co. Ltd.	3,363	589
Pyeong Hwa Automotive Co. Ltd.	30,575	588
* Hyundai BNG Steel Co. Ltd.	29,250	587
* Interpark Corp.	117,024	578
* Hanwha General Insurance Co. Ltd.	62,670	573
Unid Co. Ltd.	8,467	573
* Tera Resource Co. Ltd.	639,975	572
Korea District Heating Corp.	8,245	568
Hy-Lok Corp.	31,920	565
Basic House Co. Ltd.	21,660	560
Bukwang Pharmaceutical Co. Ltd.	38,680	558
* Woongjin Energy Co. Ltd.	42,800	554

Dongjin Semichem Co. Ltd.	105,805	547
Daewoong Pharmaceutical Co. Ltd.	12,604	534
Ottogi Corp.	3,444	526
Eo Technics Co. Ltd.	20,946	525
* Digitech Systems Co. Ltd.	44,492	512
Interflex Co. Ltd.	21,260	508
Hanil Cement Co. Ltd.	10,790	506
* Lumens Co. Ltd.	74,509	500
Posco M-Tech Co. Ltd.	5,710	492
* Infraware Inc.	52,503	485
AtlasBX Co. Ltd.	18,328	483
Daekyo Co. Ltd.	84,710	483
* KTB Investement & Securities Co. Ltd.	141,600	481
Sindoh Co. Ltd.	10,081	475
Daishin Securities Co. Ltd. Prior Pfd.	59,430	472
Able C&C Co. Ltd.	20,096	467
Hansol Chemical Co. Ltd.	25,810	464
* Seobu T&D	23,832	462
Meritz Securities Co. Ltd.	529,520	461
AUK Corp.	116,010	461
Dae Han Flour Mills Co. Ltd.	2,900	460
SamkwangGlass Co. Ltd.	6,242	459
Muhak Co. Ltd.	35,940	459
NH Investment & Securities Co. Ltd.	73,458	459
* Toptec Co. Ltd.	19,014	456
Hanssem Co. Ltd.	27,800	456
JW Pharmaceutical Corp.	21,722	455
Sebang Co. Ltd.	26,400	452
MNTech Co. Ltd.	62,841	443
WeMade Entertainment Co. Ltd.	11,545	440
Humax Co. Ltd.	46,378	439
Ahnlab Inc.	19,178	432
Hana Micron Inc.	36,389	428
Daeduck GDS Co. Ltd.	51,370	427
Woori Financial Co. Ltd.	25,960	419
Kwang Dong Pharmaceutical Co. Ltd.	120,870	418
* Gamevil Inc.	9,041	418
Sejong Industrial Co. Ltd.	22,100	418
Shinyoung Securities Co. Ltd.	12,900	414
* Meritz Finance Holdings Co. Ltd.	147,890	412
E1 Corp.	6,931	412
L&F Co. Ltd.	22,802	408
Korea Electric Terminal Co. Ltd.	15,110	402
Shinsegae Food Co. Ltd.	4,735	401
Asia Cement Co. Ltd.	8,700	401
SeAH Holdings Corp.	2,412	396
Uju Electronics Co. Ltd.	18,910	396
* Keangnam Enterprises Ltd.	29,080	389
Iljin Electric Co. Ltd.	54,490	383
Korea Kolmar Co. Ltd.	50,540	382
Hanjin Shipping Holdings Co. Ltd.	31,310	378
INTOPS Co. Ltd.	20,021	376
Doosan Engineering & Construction Co. Ltd.	77,960	374
Hankook Shell Oil Co. Ltd.	1,849	373
* Signetics Corp.	91,431	367
STX Metal Co. Ltd.	35,790	365
Eugene Technology Co. Ltd.	21,142	360
GwangjuShinsegae Co. Ltd.	2,016	355

KC Tech Co. Ltd.	49,234	354
* Chin Hung International Inc.	1,337,660	352
Intelligent Digital Integrated Security Co. Ltd.	20,768	347
JCEntertainment Corp.	15,723	346
Poongsan Holdings Corp.	10,420	345
Hanjin Heavy Industries & Construction Holdings Co. Ltd.	32,600	343
EG Corp.	11,413	343
JW Shinyak Corp.	52,894	341
* Ssangyong Cement Industrial Co. Ltd.	53,410	335
Dae Won Kang Up Co. Ltd.	51,298	329
HNK Machine Tool Co. Ltd.	10,456	328
Fursys Inc.	12,585	327
* SBS Media Holdings Co. Ltd.	105,930	326
Kyobo Securities Co.	51,430	324
* Osstem Implant Co. Ltd.	29,449	323
KISCO Corp.	10,530	323
Nong Shim Holdings Co. Ltd.	5,491	323
Young Poong Precision Corp.	26,019	317
Aekyung Petrochemical Co. Ltd.	6,399	317
Daechang Co. Ltd.	166,630	313
Hite Holdings Co. Ltd.	19,170	312
Dongkuk Industries Co. Ltd.	70,893	311
Kolao Holdings	40,950	311
Kolon Corp.	9,600	310
* Iljin Display Co. Ltd.	35,500	309
KPX Chemical Co. Ltd.	5,319	308
Dragonfly GF Co. Ltd.	13,172	307
IS Dongseo Co. Ltd.	15,555	303
Sewon Cellontech Co. Ltd.	62,900	302
Samyang Genex Co. Ltd.	4,129	301
KH Vatec Co. Ltd.	28,742	300
DONGKUK STRUCTURES & CONSTRUCTION Co. Ltd.	60,571	297
Han Kuk Carbon Co. Ltd.	47,560	294
SBS Contents Hub Co. Ltd.	19,368	291
Pusan City Gas Co. Ltd.	15,470	287
* Daea TI Co. Ltd.	146,137	286
* Danal Co. Ltd.	33,956	285
* JVM Co. Ltd.	7,466	283
Credu Corp.	6,081	283
Dongbu Securities Co. Ltd.	54,580	283
* Curexo Inc.	39,826	282
* Hyundai Hy Communications & Networks Co. Ltd.	90,360	281
* Lotte Non-Life Insurance Co. Ltd.	40,700	275
BHI Co. Ltd.	14,469	275
* Woongjin Holdings Co. Ltd.	36,730	273
Korea Electronic Power Industrial Development Co. Ltd.	34,760	271
Youlchon Chemical Co. Ltd.	32,420	269
Hansae Co. Ltd.	36,840	268
Sam Young Electronics Co. Ltd.	23,120	266
Wooree ETI Co. Ltd.	62,003	263
Kumho Electric Co. Ltd.	9,550	260
S&T Holdings Co. Ltd.	17,530	260
Sajo Industries Co. Ltd.	4,590	255
SDN Co. Ltd.	29,710	252
Il Dong Pharmaceutical Co. Ltd.	31,100	251
Daishin Securities Co. Ltd. Prior Pfd.	33,010	249
Dong Yang Gang Chul Co. Ltd.	71,800	246
KCC Engineering & Construction Co. Ltd.	5,059	245

Silla Co. Ltd.	17,230	245
Daehan Steel Co. Ltd.	30,910	244
Kook Soon Dang Brewery Co. Ltd.	21,655	243
* Eugene Corp.	67,253	241
* DMS Co. Ltd.	35,713	240
NICE Holdings Co. Ltd.	4,368	234
* Ssangyong Engineering & Construction Co. Ltd.	29,600	232
Motonic Corp.	25,710	231
Dong Ah Tire & Rubber Co. Ltd.	23,980	230
* Korea Digital Communications Corp.	181,365	227
e Tec E&C Ltd.	2,986	226
Suprema Inc.	26,274	221
TS Corp.	8,466	220
* Hanjin P&C Co. Ltd.	32,912	219
Maeil Dairy Industry Co. Ltd.	15,153	219
Dohwa Engineering Co. Ltd.	11,840	217
Dongbu Corp.	26,730	217
Jinsung T.E.C.	19,945	217
Dongil Industries Co. Ltd.	3,004	216
* Shinwha Intertek Corp.	38,278	205
* KT Hitel Co. Ltd.	30,415	203
Harim Holdings Co. Ltd.	73,047	201
Jeil Pharmaceutical Co.	14,760	199
NK Co. Ltd.	40,200	195
* Daekyung Machinery & Engr Co.	50,260	194
A-Tech Solution Co. Ltd.	14,834	192
* Yungjin Pharmaceutical Co. Ltd.	186,540	188
China King-highway Holdings Ltd.	84,411	179
Sambu Construction Co. Ltd.	17,048	177
Ilsung Pharmaceuticals Co. Ltd.	2,009	177
* Daewoo Motor Sales Corp.	97,610	176
Moorim Paper Co. Ltd.	52,300	173
Kolon Industries Inc. Prior Pfd.	6,070	170
Union Steel	7,060	167
Kyungbang Ltd.	1,473	166
Dong-Ah Geological Engineering Co. Ltd.	12,320	163
Hanmi Semiconductor Co. Ltd.	24,060	163
* Dasan Networks Inc.	24,246	161
Korea Development Financing Corp.	7,700	157
* Hanmi Holdings Co. Ltd.	5,858	155
* Webzen Inc.	18,955	155
Dongwon F&B Co. Ltd.	2,948	152
POSCO Coated & Color Steel Co. Ltd.	5,700	145
Chosun Refractories Co. Ltd.	2,253	145
YESCO Co. Ltd.	5,690	143
Woojeon & Handan Co. Ltd.	29,796	141
China Great Star International Ltd.	91,214	139
KPX Fine Chemical Co. Ltd.	3,790	136
GIIR Inc.	13,820	131
Jinro Distillers Co. Ltd.	11,449	131
KISCO Holdings Co. Ltd.	3,539	131
Daekyo Co. Ltd. Prior Pfd.	33,110	128
* Lotte Tour Development Co. Ltd.	6,990	127
Woojin Inc.	7,390	127
Handok Pharmaceuticals Co. Ltd.	8,940	117
Iljin Holdings Co. Ltd.	37,000	112
		2,199,967

Spain (2.1%)
	Telefonica SA	13,040,307	290,664
	Banco Santander SA	26,795,175	282,028
	Banco Bilbao Vizcaya Argentaria SA	13,546,638	141,901
	Iberdrola SA	12,733,242	103,467
	Repsol YPF SA	2,514,493	79,303
	Inditex SA	691,354	62,514
	Abertis Infraestructuras SA	1,174,088	21,599
	Gas Natural SDG SA	1,016,835	20,442
	ACS Actividades de Construccion y Servicios SA	446,920	18,879
	Red Electrica Corp. SA	340,819	18,562
	Amadeus IT Holding SA	782,926	15,756
	Banco Popular Espanol SA	3,031,790	15,661
	Ferrovial SA	1,150,761	14,673
	CaixaBank	2,349,933	13,573
	Banco de Sabadell SA	3,491,344	13,053
	Enagas SA	568,512	12,952
*	Grifols SA	436,644	9,544
	Mapfre SA	2,390,526	8,473
	Acciona SA	79,292	8,200
*	Distribuidora Internacional de Alimentacion SA	1,816,929	7,702
	Zardoya Otis SA	467,601	6,762
*	International Consolidated Airlines Group SA	1,661,304	6,431
	Indra Sistemas SA	306,150	6,068
^	Bolsas y Mercados Espanoles SA	196,034	5,614
	Viscofan SA	139,594	5,198
	Acerinox SA	313,143	5,168
	Ebro Foods SA	264,641	5,134
*	International Consolidated Airlines Group SA (London Shares)	1,289,783	5,009
	Mediaset Espana Comunicacion SA	532,322	4,984
	Gamesa Corp. Tecnologica SA	617,952	4,516
^	Fomento de Construcciones y Contratas SA	160,275	4,397
	Obrascon Huarte Lain SA	137,078	4,357
^	Bankinter SA	679,809	4,191
*	Jazztel plc	642,577	3,992
	Tecnicas Reunidas SA	86,670	3,821
	Sacyr Vallehermoso SA	450,767	3,719
^	Abengoa SA	125,612	3,559
	Grupo Catalana Occidente SA	129,352	3,071
	Prosegur Cia de Seguridad SA	66,724	3,067
	Corp Financiera Alba	56,172	2,984
	Construcciones y Auxiliar de Ferrocarriles SA	5,226	2,924
	Antena 3 de Television SA	231,314	1,834
*,^ Melia Hotels International SA		175,277	1,823
*,^ Promotora de Informaciones SA		827,955	1,680
	Faes Farma SA	624,286	1,666
	Banco Pastor SA	369,826	1,583
	Duro Felguera SA	192,240	1,537
*	NH Hoteles SA	238,394	1,494
	Grupo Empresarial Ence SA	408,569	1,467
*,^ Zeltia SA		480,577	1,467
	Almirall SA	153,453	1,461
*	Banco de Valencia SA	715,048	1,399
	Pescanova SA	24,359	1,048
*	Tubacex SA	293,763	948
	Caja de Ahorros del Mediterraneo	142,865	897
*	Tubos Reunidos SA	299,914	876
*	La Seda de Barcelona SA Class B	7,101,010	854

* Cementos Portland Valderrivas SA	49,383	817
* Codere SA	55,954	739
* Deoleo SA	1,125,301	652
* Baron de Ley	8,627	590
Miquel y Costas & Miquel SA	17,425	536
Papeles y Cartones de Europa SA	86,651	482
* Vueling Airlines SA	42,865	440
Laboratorios Farmaceuticos Rovi SA	50,167	400
* Ercros SA	277,646	388
Campofrio Food Group SA	43,811	387
* Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	148,622	329
Solaria Energia y Medio Ambiente SA	119,828	311
* Amper SA	62,540	288
Dinamia Capital Privado Sociedad de Capital Riesgo SA	29,671	278
* Fersa Energias Renovables SA	183,326	274
* Grupo Ezentis SA	638,767	215
* Quabit Inmobiliaria SA	781,277	162
		1,283,234
Sweden (2.1%)
Telefonaktiebolaget LM Ericsson Class B	9,560,854	120,091
Hennes & Mauritz AB Class B	3,247,902	110,825
Nordea Bank AB	8,334,849	88,650
Volvo AB Class B	4,377,380	70,579
TeliaSonera AB	6,862,191	52,477
Sandvik AB	3,194,560	50,934
Atlas Copco AB Class A	2,135,037	50,386
Svenska Handelsbanken AB Class A	1,553,516	48,910
Swedbank AB Class A	2,563,772	44,894
Skandinaviska Enskilda Banken AB Class A	4,476,367	34,067
SKF AB	1,240,547	32,630
Investor AB Class B	1,443,135	31,342
Millicom International Cellular SA	241,799	28,927
Svenska Cellulosa AB Class B	1,822,821	26,539
Swedish Match AB	698,696	25,983
Atlas Copco AB Class B	1,234,452	25,953
Assa Abloy AB Class B	992,083	25,471
Alfa Laval AB	1,068,560	22,295
Tele2 AB	1,009,580	21,470
Skanska AB Class B	1,262,714	20,534
Scania AB Class B	1,018,984	19,810
Getinge AB	635,962	17,152
Hexagon AB Class B	803,537	16,354
Boliden AB	866,853	14,982
Kinnevik Investment AB Class B	650,560	14,977
Electrolux AB Class B	762,817	14,378
Elekta AB Class B	289,186	13,308
Ratos AB	638,537	11,590
Modern Times Group AB Class B	157,781	10,700
Securitas AB Class B	994,252	10,121
Lundin Petroleum AB	712,527	9,781
Meda AB Class A	719,485	8,879
Trelleborg AB Class B	733,742	8,141
Husqvarna AB	1,405,583	8,118
Castellum AB	492,092	7,119
SSAB AB Class A	494,265	6,647
Oriflame Cosmetics SA	140,503	6,407
Industrivarden AB	371,556	5,549

	JM AB	268,963	5,210
*	Alliance Oil Co. Ltd.	295,866	4,997
	Holmen AB	170,240	4,954
	Lundbergforetagen AB Class B	133,646	4,938
	NCC AB Class B	244,700	4,921
	Fabege AB	464,170	4,473
	Saab AB Class B	182,321	3,976
	Hufvudstaden AB Class A	349,757	3,919
	Kungsleden AB	421,281	3,869
^	Nibe Industrier AB Class B	209,369	3,525
	Peab AB	527,578	3,498
	Hoganas AB Class B	87,604	3,453
	Intrum Justitia AB	212,103	3,286
	Niscayah Group AB	1,080,019	3,090
	Wallenstam AB	289,689	2,953
	Loomis AB Class B	216,004	2,923
	Axfood AB	75,118	2,891
	Axis Communications AB	134,800	2,786
	Wihlborgs Fastigheter AB	194,432	2,730
*	Nobia AB	469,478	2,726
	Billerud AB	286,357	2,586
	AarhusKarlshamn AB	83,521	2,389
	Hakon Invest AB	157,941	2,247
^	Lindab International AB	217,002	2,171
	Betsson AB	92,214	2,170
	Hexpol AB	75,919	2,086
	Mekonomen AB	64,094	2,074
	Oresund Investment AB	110,844	1,749
*	Unibet Group plc	77,497	1,722
	Indutrade AB	55,484	1,696
	Avanza Bank Holding AB	56,634	1,646
	AF AB	88,256	1,638
*	Medivir AB Class B	80,965	1,607
*	Swedish Orphan Biovitrum AB	412,442	1,497
^	Clas Ohlson AB	111,641	1,480
*	Active Biotech AB	112,603	1,409
	Klovern AB	301,718	1,399
*	Black Earth Farming Ltd.	325,749	1,367
*	Vostok Nafta Investment Ltd.	249,939	1,359
*	Rezidor Hotel Group AB	264,216	1,355
	SkiStar AB	76,217	1,243
*,^ Eniro AB		334,512	1,194
*,^ PA Resources AB		1,983,749	1,122
*	CDON Group AB	162,016	1,096
*	B&B Tools AB	76,650	1,094
	Bure Equity AB	217,941	1,051
	East Capital Explorer AB	95,264	1,042
	Industrial & Financial Systems Class B	53,857	1,035
*,^ SAS AB		527,429	1,032
^	Net Entertainment NE AB	89,242	935
*	Fastighets AB Balder	202,763	932
	BioGaia AB	39,618	923
	Gunnebo AB	140,883	894
*	EOS Russia	161,932	873
	Duni AB	94,003	853
^	HIQ International AB	149,989	842
	Haldex AB	143,595	803
*	BE Group AB	150,589	798

*,^ Concentric AB		126,491	796
	New Wave Group AB Class B	130,825	775
^	KappAhl AB	181,687	768
	Bilia AB	46,183	765
	Nordnet AB	245,133	763
*	TradeDoubler AB	122,495	706
^	Orc Group AB	70,495	699
	Proffice AB	156,952	691
*	Nordic Mines AB	72,731	690
	Nolato AB Class B	53,881	555
	Byggmax Group AB	95,154	532
*	BioInvent International AB	158,251	486
*,^ Net Insight AB Class B		1,045,242	442
	Bjoern Borg AB	50,510	380
*	Micronic Mydata AB	171,217	376
	Transcom WorldWide SA Class B	105,145	224
*	rnb Retail and Brands AB	308,521	172
*,^ Diamyd Medical AB Class B		54,452	89
			1,275,406
Switzerland (5.4%)
	Nestle SA	11,000,267	700,734
	Novartis AG	7,409,004	454,187
	Roche Holding AG	2,230,412	400,238
*	UBS AG	11,553,517	190,732
	ABB Ltd.	6,959,978	166,703
	Credit Suisse Group AG	3,577,455	128,619
	Zurich Financial Services AG	462,454	109,973
	Cie Financiere Richemont SA	1,657,989	107,080
	Syngenta AG	300,566	95,681
	Swiss Re AG	1,118,930	62,994
	Transocean Ltd.	1,012,872	61,504
	Holcim Ltd.	779,473	53,445
	Swatch Group AG (Bearer)	97,937	53,114
2	Synthes Inc.	207,592	37,369
	Swisscom AG	74,036	35,636
	SGS SA	17,382	33,763
	Geberit AG	123,516	29,147
	Givaudan SA	26,367	28,871
	Julius Baer Group Ltd.	657,398	27,932
	Adecco SA	421,691	25,340
	Kuehne & Nagel International AG	170,942	23,898
	Schindler Holding AG (Bearer)	155,068	18,232
	Actelion Ltd.	349,815	17,761
	Sika AG	6,527	15,273
	Baloise Holding AG	150,289	14,950
	Sonova Holding AG	155,049	14,670
	Swiss Life Holding AG	96,772	14,369
	Lonza Group AG	160,610	13,679
	Lindt & Spruengli AG	357	13,637
	Swiss Prime Site AG	146,231	13,405
	Swatch Group AG (Registered)	138,383	12,883
*	Clariant AG	797,713	12,543
	PSP Swiss Property AG	109,771	11,112
	Sulzer AG	75,919	11,031
	Galenica AG	15,426	10,436
	Aryzta AG	190,903	10,426
	GAM Holding AG	651,788	10,112

	Lindt & Spruengli AG	2,808	9,143
	Schindler Holding AG (Registered)	68,404	7,982
	Nobel Biocare Holding AG	395,323	7,563
	Pargesa Holding SA	85,378	7,561
*	Dufry Group	63,879	7,548
	Valiant Holding	47,098	7,457
	Partners Group Holding AG	38,269	7,273
	Helvetia Holding AG	16,529	6,674
	Georg Fischer AG	12,399	6,578
	Allreal Holding AG	36,334	6,426
	Barry Callebaut AG	5,722	6,036
	Banque Cantonale Vaudoise	9,476	6,016
	Straumann Holding AG	25,027	5,700
	EMS-Chemie Holding AG	25,948	5,532
*	Temenos Group AG	229,873	5,524
*	Logitech International SA	569,330	5,467
	Flughafen Zuerich AG	11,712	5,389
*	Panalpina Welttransport Holding AG	43,296	5,205
*,^ Meyer Burger Technology AG		131,804	4,627
	Kuoni Reisen Holding AG	11,753	4,564
	Bucher Industries AG	21,871	4,551
	Bank Sarasin & Cie AG Class B	104,364	4,407
	Mobimo Holding AG	15,872	4,399
	St. Galler Kantonalbank AG	7,809	4,397
*	OC Oerlikon Corp. AG	517,474	4,391
*	Petroplus Holdings AG	303,467	4,160
	Aryzta AG	76,275	4,116
	Kaba Holding AG Class B	8,966	3,710
	Liechtensteinische Landesbank AG	38,976	3,511
*	Gategroup Holding AG	80,155	3,196
	Basler Kantonalbank	17,329	3,181
	Forbo Holding AG	4,137	2,983
	Tecan Group AG	34,464	2,909
	Huber & Suhner AG	44,584	2,764
	Valora Holding AG	9,174	2,742
	Vontobel Holding AG	81,837	2,666
	Burckhardt Compression Holding AG	9,319	2,665
	BKW FMB Energie AG	40,223	2,491
	Zehnder Group AG	749	2,375
*	Rieter Holding AG	9,377	2,161
	Austriamicrosystems AG	33,452	1,905
*	Basilea Pharmaceutica	25,493	1,875
	EFG International AG	160,307	1,762
	Schweiter Technologies AG	2,524	1,702
	Vetropack Holding AG	753	1,592
	Schweizerische National-Versicherungs-Gesellschaft AG	39,357	1,536
	AFG Arbonia-Forster Hldg	44,274	1,485
	Orascom Development Holding AG	43,334	1,451
	Phoenix Mecano AG	1,957	1,441
	Schulthess Group	19,671	1,419
	Kudelski SA	106,496	1,389
	Charles Voegele Holding AG	26,435	1,330
	Verwaltungs- und Privat-Bank AG	11,217	1,322
	Swissquote Group Holding SA	28,364	1,320
	Bossard Holding AG	7,295	1,254
	Intershop Holdings	3,089	1,237
	Ascom Holding AG	88,910	1,218
	Mobilezone Holding AG	94,341	1,132

	PubliGroupe AG	6,372	1,125
*	Schmolz & Bickenbach AG	92,969	1,085
	Komax Holding AG	9,036	1,064
*	Bobst Group AG	26,778	1,002
	Inficon Holding AG	5,093	987
*	Autoneum Holding AG	9,377	959
	Acino Holding AG	8,673	906
	Cie Financiere Tradition SA	7,029	887
*	U-Blox AG	19,212	812
	Swisslog Holding AG	719,040	809
	Gurit Holding AG	1,144	768
*,^ Von Roll Holding AG		185,563	729
	Bachem Holding AG	13,642	726
*	Micronas Semiconductor Holding AG	84,918	640
	Walter Meier AG	1,910	560
*	Zueblin Immobilien Holding AG	111,387	494
	Coltene Holding AG	9,236	493
*	Kardex AG	12,917	301
	Advanced Digital Broadcast Holdings SA	11,333	282
*	Gottex Fund Management Holdings Ltd.	29,936	190
			3,278,708
Taiwan (2.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	59,618,063	148,160
	Hon Hai Precision Industry Co. Ltd.	28,710,210	81,877
	HTC Corp.	2,318,792	68,978
	Formosa Plastics Corp.	12,645,780	47,617
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,705,008	45,794
	Nan Ya Plastics Corp.	14,985,780	41,457
	China Steel Corp.	33,832,535	35,293
	Formosa Chemicals & Fibre Corp.	9,046,500	32,775
	Cathay Financial Holding Co. Ltd.	21,419,082	32,114
	Chunghwa Telecom Co. Ltd.	8,638,456	29,940
	MediaTek Inc.	2,977,174	26,667
	Chinatrust Financial Holding Co. Ltd.	28,484,159	25,722
	Fubon Financial Holding Co. Ltd.	15,000,610	24,472
	Mega Financial Holding Co. Ltd.	24,646,000	23,727
	Delta Electronics Inc.	5,696,240	20,162
	Quanta Computer Inc.	7,877,950	19,406
	Uni-President Enterprises Corp.	11,598,892	19,035
	Asustek Computer Inc.	2,191,168	17,634
	Compal Electronics Inc.	13,271,689	17,217
	Taiwan Cement Corp.	10,506,700	16,624
	Taiwan Mobile Co. Ltd.	5,894,000	16,225
	Far Eastern New Century Corp.	9,091,627	14,587
*	Yuanta Financial Holding Co. Ltd.	19,404,000	13,873
	Catcher Technology Co. Ltd.	1,571,800	13,728
	Formosa Petrochemical Corp.	3,633,950	13,691
	First Financial Holding Co. Ltd.	16,227,147	13,457
	Cheng Shin Rubber Industry Co. Ltd.	4,223,362	12,675
	Chunghwa Telecom Co. Ltd. ADR	358,291	12,454
	United Microelectronics Corp.	27,295,175	12,265
	Advanced Semiconductor Engineering Inc.	10,973,556	11,858
	President Chain Store Corp.	1,828,536	11,699
	Acer Inc.	8,075,297	11,204
	China Development Financial Holding Corp.	28,871,901	11,067
	Largan Precision Co. Ltd.	321,376	10,822
	Synnex Technology International Corp.	4,019,463	10,319

Chang Hwa Commercial Bank	12,904,510	10,215
Wistron Corp.	5,902,293	9,938
Hua Nan Financial Holdings Co. Ltd.	12,576,997	9,906
Foxconn Technology Co. Ltd.	2,120,913	9,783
Taiwan Cooperative Bank	11,575,900	9,466
AU Optronics Corp.	16,956,640	9,292
Asia Cement Corp.	5,841,915	9,030
* Chimei Innolux Corp.	16,236,101	8,706
Taishin Financial Holding Co. Ltd.	15,938,039	8,513
Lite-On Technology Corp.	6,462,442	8,450
* TPK Holding Co. Ltd.	284,000	8,387
Taiwan Fertilizer Co. Ltd.	2,328,000	8,319
Far EasTone Telecommunications Co. Ltd.	5,025,000	8,309
* Shin Kong Financial Holding Co. Ltd.	18,650,297	8,058
* China Petrochemical Development Corp.	5,068,000	7,889
SinoPac Financial Holdings Co. Ltd.	17,825,000	7,724
Unimicron Technology Corp.	4,162,750	7,406
Yulon Motor Co. Ltd.	2,747,015	7,187
E.Sun Financial Holding Co. Ltd.	10,296,432	7,126
WPG Holdings Ltd.	3,923,801	6,557
Powertech Technology Inc.	2,275,955	6,548
China Life Insurance Co. Ltd.	4,621,368	6,490
Siliconware Precision Industries Co.	6,430,000	6,407
Hiwin Technologies Corp.	528,390	6,401
* Pegatron Corp.	5,410,639	6,220
Simplo Technology Co. Ltd.	716,221	6,173
Pou Chen Corp.	6,839,517	6,111
Far Eastern Department Stores Co. Ltd.	2,779,590	6,057
MStar Semiconductor Inc.	1,192,263	5,956
* Wintek Corp.	4,323,000	5,873
Epistar Corp.	2,388,408	5,606
United Microelectronics Corp. ADR	2,393,148	5,504
E Ink Holdings Inc.	2,592,000	5,382
Macronix International	10,704,927	5,350
KGI Securities Co. Ltd.	9,269,000	5,235
Radiant Opto-Electronics Corp.	1,297,800	5,089
* Walsin Lihwa Corp.	10,261,000	4,883
Polaris Securities Co. Ltd.	6,456,040	4,836
Tripod Technology Corp.	1,188,760	4,720
Novatek Microelectronics Corp.	1,621,275	4,537
Taiwan Glass Industrial Corp.	2,830,878	4,390
China Airlines Ltd.	7,413,491	4,328
* Eva Airways Corp.	4,803,900	4,283
TSRC Corp.	1,554,300	4,211
AU Optronics Corp. ADR	713,216	3,930
Giant Manufacturing Co. Ltd.	968,319	3,882
Teco Electric and Machinery Co. Ltd.	5,251,000	3,753
Cheng Uei Precision Industry Co. Ltd.	1,161,500	3,508
Kinsus Interconnect Technology Corp.	841,000	3,474
Sino-American Silicon Products Inc.	1,117,000	3,328
LCY Chemical Corp.	1,286,975	3,197
Ruentex Industries Ltd.	1,293,000	3,190
Nan Kang Rubber Tire Co. Ltd.	1,530,303	3,129
Siliconware Precision Industries Co. ADR	628,175	3,097
Oriental Union Chemical Corp.	1,661,000	2,992
Inventec Co. Ltd.	6,077,305	2,981
Motech Industries Inc.	945,100	2,942
* Tatung Co. Ltd.	5,732,058	2,940

Advantech Co. Ltd.	860,924	2,910
Clevo Co.	1,492,176	2,909
* Taiwan Business Bank	7,450,320	2,854
Highwealth Construction Corp.	1,234,000	2,820
Richtek Technology Corp.	444,105	2,819
Chicony Electronics Co. Ltd.	1,454,794	2,788
Advanced Semiconductor Engineering Inc. ADR	523,385	2,779
Tung Ho Steel Enterprise Corp.	2,403,842	2,736
* Via Technologies Inc.	2,277,000	2,729
Formosa Taffeta Co. Ltd.	2,397,000	2,712
Capital Securities Corp.	5,348,764	2,690
* Evergreen Marine Corp. Taiwan Ltd.	3,822,000	2,622
Waterland Financial Holdings Co. Ltd.	5,718,000	2,588
China Steel Chemical Corp.	451,000	2,566
* Yang Ming Marine Transport Corp.	4,014,776	2,565
Feng Hsin Iron & Steel Co.	1,387,000	2,565
Chroma ATE Inc.	1,008,800	2,540
Coretronic Corp.	2,125,000	2,502
USI Corp.	1,818,000	2,491
Yageo Corp.	6,068,000	2,466
Farglory Land Development Co. Ltd.	1,003,000	2,463
Eternal Chemical Co. Ltd.	2,264,254	2,393
Nan Ya Printed Circuit Board Corp.	712,059	2,393
Realtek Semiconductor Corp.	1,307,069	2,386
U-Ming Marine Transport Corp.	1,356,000	2,381
Everlight Electronics Co. Ltd.	1,096,497	2,361
Prince Housing & Development Corp.	2,290,000	2,345
* Winbond Electronics Corp.	8,735,000	2,336
* Wan Hai Lines Ltd.	3,316,500	2,331
Taiwan Hon Chuan Enterprise Co. Ltd.	745,629	2,242
Goldsun Development & Construction Co. Ltd.	4,022,830	2,227
Ruentex Development Co. Ltd.	1,442,000	2,161
Huaku Development Co. Ltd.	721,988	2,150
Kenda Rubber Industrial Co. Ltd.	1,404,000	2,140
CTCI Corp.	1,577,000	2,127
China Motor Corp.	1,822,000	2,123
* Powerchip Technology Corp.	16,224,460	2,112
Wistron NeWeb Corp.	589,000	2,084
G Tech Optoelectronics Corp.	550,334	2,051
Tainan Spinning Co. Ltd.	3,042,000	2,047
Gintech Energy Corp.	927,149	2,029
St. Shine Optical Co. Ltd.	131,000	2,020
Yungtay Engineering Co. Ltd.	1,058,000	2,016
* Ritek Corp.	8,168,000	2,008
Radium Life Tech Co. Ltd.	1,405,000	1,951
Phison Electronics Corp.	388,510	1,951
Career Technology MFG. Co. Ltd.	845,000	1,939
Taiwan Surface Mounting Technology Co. Ltd.	674,300	1,931
Dynapack International Technology Corp.	390,000	1,926
Shinkong Synthetic Fibers Corp.	4,206,000	1,869
Hey Song Corp.	1,509,000	1,832
* HannStar Display Corp.	14,364,000	1,801
Solar Applied Materials Technology Co.	722,000	1,791
* Chipbond Technology Corp.	1,536,000	1,785
AmTRAN Technology Co. Ltd.	2,240,000	1,770
* Ta Chong Bank Co. Ltd.	4,586,000	1,758
Yuen Foong Yu Paper Manufacturing Co. Ltd.	3,501,000	1,742
Gigabyte Technology Co. Ltd.	1,551,000	1,733

Formosa International Hotels Corp.	101,310	1,700
* CMC Magnetics Corp.	8,345,000	1,677
Qisda Corp.	5,042,880	1,674
TTY Biopharm Co. Ltd.	365,264	1,671
Grand Pacific Petrochemical	2,385,000	1,671
Wei Chuan Food Corp.	1,252,000	1,663
Chong Hong Construction Co.	525,000	1,661
Transcend Information Inc.	612,363	1,659
Far Eastern International Bank	3,321,000	1,647
Neo Solar Power Corp.	1,239,724	1,643
King Yuan Electronics Co. Ltd.	3,726,000	1,625
President Securities Corp.	2,237,000	1,623
Senao International Co. Ltd.	272,000	1,619
Taiwan Secom Co. Ltd.	872,000	1,615
Young Fast Optoelectronics Co. Ltd.	345,143	1,604
* King's Town Bank	2,416,000	1,593
D-Link Corp.	1,788,000	1,575
* Inotera Memories Inc.	5,768,002	1,572
Ton Yi Industrial Corp.	2,348,850	1,549
Sanyang Industry Co. Ltd.	2,109,000	1,542
Jih Sun Financial Holdings Co. Ltd.	3,456,000	1,538
* China Manmade Fibers Corp.	3,219,000	1,530
Great Wall Enterprise Co. Ltd.	1,147,000	1,518
* Chunghwa Picture Tubes	12,693,351	1,516
* Compeq Manufacturing Co.	2,919,000	1,505
Greatek Electronics Inc.	1,721,000	1,496
Micro-Star International Co. Ltd.	2,972,000	1,490
Ralink Technology Corp.	522,000	1,474
BES Engineering Corp.	4,263,000	1,473
China Synthetic Rubber Corp.	1,452,000	1,473
* Genesis Photonics Inc.	589,170	1,469
Merida Industry Co. Ltd.	587,000	1,458
Ability Enterprise Co. Ltd.	1,054,000	1,452
Altek Corp.	1,151,000	1,449
Pan-International Industrial	1,091,810	1,445
T JOIN Transportation Co.	1,204,000	1,428
* Green Energy Technology Inc.	510,000	1,427
Huang Hsiang Construction Co.	493,000	1,424
* HannsTouch Solution Inc.	2,199,000	1,423
Asia Polymer Corp.	707,000	1,423
Elan Microelectronics Corp.	1,210,000	1,414
MIN AIK Technology Co. Ltd.	509,000	1,399
TXC Corp.	849,000	1,392
Evergreen International Storage & Transport Corp.	1,614,000	1,390
Tong Hsing Electronic Industries Ltd.	337,259	1,378
Ambassador Hotel	984,000	1,374
Genius Electronic Optical Co. Ltd.	123,709	1,372
* Taichung Commercial Bank	3,481,000	1,371
* Tong Yang Industry Co. Ltd.	1,024,000	1,360
UPC Technology Corp.	1,701,000	1,345
Chung Hung Steel Corp.	2,814,240	1,330
LITE-ON IT Corp.	1,098,000	1,327
Zinwell Corp.	929,000	1,326
Formosan Rubber Group Inc.	1,344,000	1,325
Taiwan TEA Corp.	1,858,000	1,318
FLEXium Interconnect Inc.	410,555	1,311
Mitac International Corp.	3,314,995	1,311
Shihlin Electric & Engineering Corp.	1,043,000	1,302

Cheng Loong Corp.	2,849,600	1,285
* Gloria Material Technology Corp.	1,100,000	1,282
Masterlink Securities Corp.	2,976,000	1,280
* Lien Hwa Industrial Corp.	1,526,000	1,249
Soft-World International Corp.	324,000	1,237
WT Microelectronics Co. Ltd.	690,515	1,236
Mercuries & Associates Ltd.	902,000	1,226
* Ho Tung Chemical Corp.	1,697,000	1,225
First Steamship Co. Ltd.	472,000	1,220
CSBC Corp. Taiwan	1,311,000	1,218
Cathay Real Estate Development Co. Ltd.	2,258,000	1,214
Faraday Technology Corp.	925,000	1,199
Phihong Technology Co. Ltd.	679,000	1,183
Compal Communications Inc.	973,000	1,180
Vanguard International Semiconductor Corp.	2,392,000	1,178
TA Chen Stainless Pipe	1,793,000	1,168
China Bills Finance Corp.	3,187,000	1,161
Yieh Phui Enterprise Co. Ltd.	2,914,000	1,161
* Nanya Technology Corp.	4,965,419	1,153
CyberTAN Technology Inc.	979,000	1,149
Sincere Navigation	987,000	1,114
Visual Photonics Epitaxy Co. Ltd.	592,500	1,112
Kinpo Electronics	3,736,000	1,109
Global Unichip Corp.	277,000	1,105
* Cando Corp.	1,623,297	1,100
* Wafer Works Corp.	802,000	1,100
ITEQ Corp.	817,000	1,100
Pixart Imaging Inc.	362,719	1,097
Unity Opto Technology Co. Ltd.	894,000	1,095
* Taiflex Scientific Co. Ltd.	463,760	1,088
YungShin Global Holding Corp.	604,000	1,081
Cyberlink Corp.	333,000	1,080
Makalot Industrial Co. Ltd.	429,000	1,061
* Holy Stone Enterprise Co. Ltd.	873,000	1,018
Sinyi Realty Co.	530,400	1,013
ENG Electric Co. Ltd.	265,612	1,013
Kindom Construction Co.	1,041,000	1,012
ALI Corp.	784,000	1,007
* Asia Optical Co. Inc.	682,000	1,005
Solartech Energy Corp.	454,000	986
Taiwan Paiho Ltd.	912,000	980
PChome Online Inc.	145,260	954
Wah Lee Industrial Corp.	532,000	950
Formosa Epitaxy Inc.	1,063,000	938
* Union Bank Of Taiwan	2,576,000	934
Infortrend Technology Inc.	811,000	928
* Gigastorage Corp.	720,997	926
Tsann Kuen Enterprise Co. Ltd.	385,000	908
Shin Zu Shing Co. Ltd.	336,000	908
* Unizyx Holding Corp.	1,202,000	901
* Pan Jit International Inc.	906,000	896
Tong-Tai Machine & Tool Co. Ltd.	614,520	892
Giga Solar Materials Corp.	47,559	890
* Sigurd Microelectronics Corp.	1,025,000	888
Shinkong Textile Co. Ltd.	557,000	885
Microbio Co. Ltd.	662,356	884
* Kuoyang Construction Co. Ltd.	1,187,000	884
Taiwan Life Insurance Co. Ltd.	842,000	883

Rich Development Co. Ltd.	1,420,000	874
Hung Sheng Construction Co. Ltd.	1,394,000	866
* Shining Building Business Co. Ltd.	469,000	862
Jess-Link Products Co. Ltd.	486,458	860
Elite Semiconductor Memory Technology Inc.	721,000	858
Sonix Technology Co. Ltd.	517,000	856
Ardentec Corp.	1,013,000	855
Hung Poo Real Estate Development Corp.	580,000	855
Opto Technology Corp.	1,699,000	854
* Forhouse Corp.	1,294,000	853
China Metal Products	851,039	842
Lealea Enterprise Co. Ltd.	1,455,000	838
National Petroleum Co. Ltd.	674,000	836
Gemtek Technology Corp.	739,000	836
* Shihlin Paper Corp.	367,000	832
Youngtek Electronics Corp.	264,000	832
Silicon Integrated Systems Corp.	1,627,000	819
Chung Hsin Electric & Machinery Manufacturing Corp.	1,296,000	803
* Unitech Printed Circuit Board Corp.	1,373,248	801
AcBel Polytech Inc.	1,117,000	799
* Elite Material Co. Ltd.	849,000	796
Eclat Textile Co. Ltd.	444,000	773
Chia Hsin Cement Corp.	1,181,410	771
Excelsior Medical Co. Ltd.	260,000	769
Test-Rite International Co. Ltd.	835,000	768
Entire Technology Co. Ltd.	356,617	767
Test Research Inc.	505,040	766
Chin-Poon Industrial Co.	962,000	754
Chinese Gamer International Corp.	140,000	746
Namchow Chemical Industrial Ltd.	593,000	746
ITE Technology Inc.	549,000	742
A-DATA Technology Co. Ltd.	629,000	740
LES Enphants Co. Ltd.	529,274	737
Thye Ming Industrial Co. Ltd.	532,000	734
Alpha Networks Inc.	936,000	733
Lumax International Corp. Ltd.	266,000	729
Asia Vital Components Co. Ltd.	779,344	722
Springsoft Inc.	627,000	721
Everlight Chemical Industrial Corp.	851,400	721
International Games System Co. Ltd.	149,000	718
Darfon Electronics Corp.	721,000	710
* Accton Technology Corp.	1,142,000	709
* Kinko Optical Co. Ltd.	449,000	708
Young Optics Inc.	162,000	706
Nien Hsing Textile Co. Ltd.	862,000	703
* Taiwan Land Development Corp.	1,198,000	698
Taiwan Sogo Shin Kong SEC	763,000	693
Champion Building Materials Co. Ltd.	871,000	691
Silitech Technology Corp.	307,040	688
* Powercom Co. Ltd.	511,000	684
Sunrex Technology Corp.	756,000	683
KEE TAI Properties Co. Ltd.	904,740	681
Systex Corp.	494,000	669
* Chung Hwa Pulp Corp.	1,294,000	669
Pacific Hospital Supply Co. Ltd.	169,024	668
Taiwan Styrene Monomer	1,479,000	665
Shih Wei Navigation Co. Ltd.	490,000	663
Global Mixed Mode Technology Inc.	199,000	660

* Yem Chio Co. Ltd.	637,000	660
* Rechi Precision Co. Ltd.	819,000	654
Aten International Co. Ltd.	244,000	652
* Sunplus Technology Co. Ltd.	1,268,000	649
Gamania Digital Entertainment Co. Ltd.	455,000	638
J Touch Corp.	253,087	635
Universal Cement Corp.	1,026,000	634
CyberPower Systems Inc.	128,000	629
Feng TAY Enterprise Co. Ltd.	675,000	627
Etron Technology Inc.	1,342,000	626
* Nantex Industry Co. Ltd.	537,000	625
King's Town Construction Co. Ltd.	581,000	625
* Walsin Technology Corp.	1,342,000	623
* WUS Printed Circuit Co. Ltd.	935,000	619
Sirtec International Co. Ltd.	375,000	615
Depo Auto Parts Ind Co. Ltd.	283,000	615
Federal Corp.	877,000	615
* China Electric Manufacturing Corp.	709,000	611
Globe Union Industrial Corp.	725,000	606
Hsin Kuang Steel Co. Ltd.	623,000	605
Holtek Semiconductor Inc.	447,000	604
Taiwan Cogeneration Corp.	925,550	602
Kinik Co.	351,000	600
Wei Mon Industry Co. Ltd.	900,116	597
ICP Electronics Inc.	407,000	595
United Integrated Services Co. Ltd.	538,000	593
Zig Sheng Industrial Co. Ltd.	935,000	590
* ACES Electronic Co. Ltd.	278,000	587
Topco Scientific Co. Ltd.	353,000	586
Edison Opto Corp.	204,700	583
ASROCK Inc.	142,000	582
Great China Metal Industry	398,000	581
Yeun Chyang Industrial Co. Ltd.	789,000	578
Firich Enterprises Co. Ltd.	364,000	578
* AGV Products Corp.	1,210,265	577
Lingsen Precision Industries Ltd.	842,000	574
Taiwan PCB Techvest Co. Ltd.	591,000	574
Apex Biotechnology Corp.	247,000	565
* Tekcore Co. Ltd.	552,000	565
* Wisdom Marine Lines Co. Ltd.	380,150	564
Elitegroup Computer Systems Co. Ltd.	1,746,000	563
China Chemical & Pharmaceutical Co. Ltd.	686,000	556
King Slide Works Co. Ltd.	130,000	552
Aurora Corp.	279,000	552
* Ichia Technologies Inc.	1,095,000	551
Taiwan Fire & Marine Insurance Co.	650,000	551
Taisun Enterprise Co. Ltd.	719,000	549
Sampo Corp.	1,538,000	547
Avermedia Technologies	579,000	542
Chinese Maritime Transport Ltd.	319,000	541
* Acme Electronics Corp.	187,000	540
Taiwan Acceptance Corp.	195,000	536
* Sercomm Corp.	399,000	536
Chun Yuan Steel	1,017,000	533
Newmax Technology Co. Ltd.	157,370	529
* MPI Corp.	161,000	528
Continental Holdings Corp.	1,198,000	526
* Pihsiang Machinery Manufacturing Co. Ltd.	348,000	522

Advanced International Multitech Co. Ltd.	387,000	520
TA-I Technology Co. Ltd.	573,381	518
Li Peng Enterprise Co. Ltd.	944,000	501
Lotes Co. Ltd.	160,000	499
* Gold Circuit Electronics Ltd.	1,163,000	498
Insyde Software Corp.	103,000	497
Taiwan Sakura Corp.	672,000	496
Weikeng Industrial Co. Ltd.	560,700	494
Taiwan Navigation Co. Ltd.	445,000	494
Formosan Union Chemical	587,000	484
Skymedi Corp.	100,996	479
* Phytohealth Corp.	281,000	473
Grape King Industrial Co.	259,000	473
Adlink Technology Inc.	256,450	473
Merry Electronics Co. Ltd.	363,000	472
* Concord Securities Corp.	1,474,000	465
* Sesoda Corp.	366,000	464
* Ta Ya Electric Wire & Cable	1,395,000	464
* Jentech Precision Industrial Co. Ltd.	115,000	461
Great Taipei Gas Co. Ltd.	744,000	459
* Microelectronics Technology Inc.	1,074,000	458
Mayer Steel Pipe Corp.	645,000	458
* Taiwan Pulp & Paper Corp.	930,000	458
APCB Inc.	454,000	457
* Global Brands Manufacture Ltd.	775,000	454
* E-Ton Solar Tech Co. Ltd.	499,000	453
FSP Technology Inc.	453,478	448
* Taiyen Biotech Co. Ltd.	444,000	444
* Episil Technologies Inc.	850,000	441
* Fulltech Fiber Glass Corp.	484,598	440
* Ways Technical Corp. Ltd.	141,000	437
San Fang Chemical Industry Co. Ltd.	392,700	435
Formosa Advanced Technologies Co. Ltd.	378,000	434
Flytech Technology Co. Ltd.	153,000	432
* Yeh-Chiang Technology Corp.	313,000	431
Inventec Appliances Corp.	538,000	429
Sinon Corp.	923,000	429
HUA ENG Wire & Cable	1,175,000	428
Taiwan Semiconductor Co. Ltd.	632,000	427
Coxon Precise Industrial Co. Ltd.	245,810	427
* Lite-On Semiconductor Corp.	703,000	426
Chien Kuo Construction Co. Ltd.	668,000	424
Tyntek Corp.	828,000	424
Quanta Storage Inc.	530,000	422
Acter Co. Ltd.	75,000	421
* Tatung Co. Ltd. GDR	38,879	421
L&K Engineering Co. Ltd.	354,000	420
Advanced Ceramic X Corp.	114,000	417
* Harvatek Corp.	507,000	416
Arcadyan Technology Corp.	314,123	413
Walton Advanced Engineering Inc.	928,000	412
* Advanced Wireless Semiconductor Co.	371,000	409
Chenming Mold Industry Corp.	315,000	407
* Kenmec Mechanical Engineering Co. Ltd.	511,000	406
Tainan Enterprises Co. Ltd.	292,000	405
Getac Technology Corp.	893,000	400
Long Bon International Co. Ltd.	920,000	399
Star Comgistic Capital Co. Ltd.	362,000	399

* Mosel Vitelic Inc.	1,734,000	399
Weltrend Semiconductor	648,000	398
Sanyo Electric Taiwan Co. Ltd.	321,000	395
Syncmold Enterprise Corp.	252,000	395
* Johnson Health Tech Co. Ltd.	167,000	388
* Mag Layers Scientific-Technics Co. Ltd.	202,000	386
* Zeng Hsing Industrial Co. Ltd.	90,000	385
Sporton International Inc.	160,799	384
eMemory Technology Inc.	162,225	383
Long Chen Paper Co. Ltd.	1,026,000	381
Actron Technology Corp.	98,000	381
Huga Optotech Inc.	482,890	376
Elite Advanced Laser Corp.	169,000	376
I-Sheng Electric Wire & Cable Co. Ltd.	296,000	375
* Giantplus Technology Co. Ltd.	753,000	373
AV Tech Corp.	114,000	371
* Integrated Memory Logic Ltd.	90,470	371
Mirle Automation Corp.	354,900	366
* Kwong Fong Industries	822,000	365
* Ocean Plastics Co. Ltd.	466,000	364
E-LIFE MALL Corp.	185,000	364
GeoVision Inc.	94,567	359
* Hu Lane Associate Inc.	153,000	357
* Eastern Media International Corp.	2,027,000	356
* AVY Precision Technology Inc.	92,000	356
* Jenn Feng New Energy Co. Ltd.	306,000	355
Sitronix Technology Corp.	271,000	354
China General Plastics Corp.	747,000	349
* Leofoo Development Co.	521,000	345
Tah Hsin Industrial Co. Ltd.	322,000	345
ShenMao Technology Inc.	183,284	343
Lextar Electronics Corp.	329,545	342
* Bank of Kaohsiung	703,000	339
Shinkong Insurance Co. Ltd.	497,000	338
G Shank Enterprise Co. Ltd.	492,000	333
Capella Microsystems Taiwan Inc.	57,761	333
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	199,000	327
KYE Systems Corp.	624,000	326
* First Hotel	353,000	325
SDI Corp.	305,000	324
Orise Technology Co. Ltd.	220,000	321
* Froch Enterprise Co. Ltd.	601,000	318
Kaulin Manufacturing Co. Ltd.	279,000	314
I-Chiun Precision Industry Co. Ltd.	502,000	313
Sinbon Electronics Co. Ltd.	424,000	309
Macroblock Inc.	73,000	302
* Hannstar Board Corp.	526,000	302
* Longwell Co.	255,000	301
* Hong TAI Electric Industrial	652,000	300
Power Quotient International Co. Ltd.	600,000	295
Wah Hong Industrial Corp.	126,000	292
* Supreme Electronics Co. Ltd.	421,000	292
Chang Wah Electromaterials Inc.	89,610	290
Raydium Semiconductor Corp.	103,311	287
* Shuttle Inc.	605,000	281
* Orient Semiconductor Electronics Ltd.	1,127,000	281
Sunonwealth Electric Machine Industry Co. Ltd.	320,000	278
China Hi-ment Corp.	195,000	277

* Thinking Electronic Industrial Co. Ltd.	204,000	277
* Super Dragon Technology Co. Ltd.	200,000	273
* Janfusun Fancyworld Corp.	926,000	273
Alcor Micro Corp.	181,000	273
San Shing Fastech Corp.	170,000	272
* Changs Ascending Enterprise Co. Ltd.	59,261	266
LAN FA Textile	508,680	266
P-Two Industries Inc.	270,000	265
Bright Led Electronics Corp.	339,000	263
* Ve Wong Corp.	310,000	262
Basso Industry Corp.	367,000	262
Wellypower Optronics Corp.	316,000	262
* Tung Thih Electronic Co. Ltd.	89,000	253
Anpec Electronics Corp.	276,000	251
Viking Tech Corp.	145,000	250
Topoint Technology Co. Ltd.	260,000	247
* Horizon Securities Co. Ltd.	954,000	242
* WAN HWA Enterprise Co.	426,000	241
Dynamic Electronics Co. Ltd.	468,000	241
Userjoy Technology Co. Ltd.	59,850	239
Crystalwise Technology Inc.	171,922	239
* Tang Eng Iron Works Co. Ltd.	241,000	237
Hold-Key Electric Wire & Cable Co. Ltd.	448,050	236
DA CIN Construction Co. Ltd.	387,000	234
* O-TA Precision Industry Co. Ltd.	234,000	232
XinTec Inc.	187,015	231
* Microlife Corp.	135,000	229
Chimei Materials Technology Corp.	269,351	228
* Astro Corp.	101,000	227
Win Semiconductors Corp.	173,000	225
* Farglory F T Z Investment Holding Co. Ltd.	223,000	223
Southeast Cement Co. Ltd.	513,000	222
Topco Technologies Corp.	84,000	222
* San Chih Semiconductor Co.	79,000	222
Fortune Electric Co. Ltd.	288,000	219
Ta Chong Securities Co. Ltd.	578,000	218
BenQ Materials Corp.	379,478	217
Taiwan Mask Corp.	553,000	212
* TYC Brother Industrial Co. Ltd.	432,000	211
* ACHEM TECHNOLOGY Corp.	358,000	210
Shiny Chemical Industrial Co. Ltd.	147,000	210
Hung Ching Development & Construction Co. Ltd.	285,000	207
* Cosmos Bank Taiwan	833,000	207
* Meiloon Industrial Co.	423,000	204
HiTi Digital Inc.	215,000	203
Abnova Corp.	82,000	201
Standard Chemical & Pharma	194,000	201
Sheng Yu Steel Co. Ltd.	288,000	196
Leadtrend Technology Corp.	75,000	195
Paragon Technologies Co. Ltd.	159,000	191
* Channel Well Technology Co. Ltd.	348,000	190
TaiDoc Technology Corp.	107,440	189
* Portwell Inc.	222,000	189
China Glaze Co. Ltd.	275,000	181
* Netronix Inc.	114,000	180
Well Shin Technology Co. Ltd.	120,360	179
Ta Yih Industrial Co. Ltd.	73,000	178
* DFI Inc.	195,000	171

* First Financial Holding Co. Ltd. Rights Exp. 09/09/2011	1,418,160	167
Sunspring Metal Corp.	140,000	163
Central Reinsurance Co. Ltd.	269,000	162
ENE Technology Inc.	164,000	162
* Prosperity Dielectrics Co. Ltd.	230,000	161
* Taiwan Chi Cheng Enterprise Co. Ltd.	330,000	160
Plotech Co. Ltd.	257,000	155
* Sea Sonic Electronics Co. Ltd.	96,000	148
* Solytech Enterprise Corp.	313,000	146
Ablerex Electronics Co. Ltd.	42,570	144
* ProMOS Technologies Inc.	5,975,000	128
ThaiLin Semiconductor Corp.	308,000	128
* Cub Elecparts Inc.	58,000	125
Ruentex Engineering & Construction Co.	119,000	124
* Contrel Technology Co. Ltd.	201,000	103
* EFUN Technologies Co. Ltd.	98,000	87
* DelSolar Co. Ltd.	65,842	78
* E-one Moli Energy Corp.	70,355	65
Tatung Fine Chemical Co.	34,202	54
Primax Electronics Ltd.	38,000	33
* Adimmune Corp.	12,000	17
* Hiroca Holdings Ltd.	1,000	4
* Taiwan PCB Techvest Co. Ltd. Rights Exp. 09/29/2011	44,003	4
		1,731,979
Thailand (0.5%)
PTT PCL (Foreign)	2,366,115	27,423
PTT Exploration & Production PCL (Foreign)	3,341,355	20,544
Siam Commercial Bank PCL (Foreign)	4,402,600	18,611
Kasikornbank PCL (Foreign)	3,719,700	17,655
Bangkok Bank PCL (Foreign)	2,673,900	15,805
Siam Cement PCL (Foreign)	953,600	14,006
CP ALL PCL (Foreign)	6,247,285	10,345
Advanced Info Service PCL (Foreign)	2,574,600	9,956
Banpu PCL	396,440	9,678
Bangkok Bank PCL (Local)	1,522,000	8,860
Kasikornbank PCL	1,877,000	8,839
Charoen Pokphand Foods PCL (Foreign)	8,304,300	8,815
Indorama Ventures PCL	4,205,648	6,157
Thai Oil PCL (Foreign)	2,328,100	5,961
IRPC PCL (Foreign)	28,064,000	5,390
Krung Thai Bank PCL (Foreign)	7,522,210	5,236
Bank of Ayudhya PCL(Local)	5,344,479	5,014
PTT Aromatics & Refining PCL (Foreign)	3,141,600	4,463
PTT Chemical PCL (Foreign)	769,295	4,176
PTT PCL	338,700	3,925
BEC World PCL (Foreign)	2,370,905	3,261
Glow Energy PCL (Foreign)	1,446,845	2,738
Banpu PCL (Local)	111,350	2,724
Siam Makro PCL	312,900	2,441
Siam Commercial Bank PCL (Local)	553,900	2,341
* PTT Chemical PCL	399,285	2,167
Thanachart Capital PCL	2,061,000	2,102
* PTT Exploration and Production PCL (Local)	335,500	2,063
Airports of Thailand PCL	1,305,900	2,053
Thai Union Frozen Products PCL	1,052,800	2,007
Thai Airways International PCL	2,020,500	1,917
Sri Trang Agro-Industry PCL	1,949,800	1,906

Minor International PCL	4,153,500	1,862
Siam City Cement PCL (Local)	210,300	1,634
Ratchaburi Electricity Generating Holding PCL (Local)	1,104,600	1,592
Robinson Department Store PCL	1,291,200	1,591
Tisco Financial Group PCL	1,153,900	1,543
Hana Microelectronics PCL	1,780,300	1,485
Pruksa Real Estate PCL	2,053,100	1,415
Delta Electronics Thai PCL	1,548,900	1,413
Esso Thailand PCL	3,411,200	1,390
Electricity Generating PCL	426,700	1,349
Home Product Center PCL (Foreign)	4,329,966	1,333
Jasmine International PCL	12,335,400	1,320
Charoen Pokphand Foods PCL	1,231,900	1,308
Bumrungrad Hospital PCL	1,017,400	1,289
CP ALL PCL (Local)	748,400	1,239
Hemaraj Land and Development PCL	14,648,000	1,185
BTS Group Holdings PCL	42,820,700	1,048
Krung Thai Bank PCL	1,450,100	1,009
Thai Vegetable Oil PCL	1,173,800	1,000
Supalai PCL	2,122,600	989
Advanced Info Service PCL (Local)	255,500	988
Kiatnakin Bank PCL	835,500	965
BEC World PCL	689,300	948
* Sahaviriya Steel Industries PCL	23,861,700	944
Polyplex PCL	1,114,400	899
Amata Corp. PCL	1,511,800	788
Quality Houses PCL	11,791,400	745
Italian-Thai Development PCL	4,838,300	741
Thai Oil PCL	284,500	728
IRPC PCL	3,747,300	720
Dynasty Ceramic PCL	409,700	711
Khon Kaen Sugar Industry PCL	1,358,100	710
* Bangkokland PCL	28,904,700	696
Major Cineplex Group PCL	1,249,500	687
Bangkok Expressway PCL	1,082,600	671
Central Plaza Hotel PCL	1,891,200	653
Asian Property Development PCL (Foreign)	3,223,440	652
Thai Tap Water Supply PCL	3,214,600	640
CalComp Electronics Thailand PCL	5,517,600	628
LPN Development PCL	1,648,200	623
Sino Thai Engineering & Construction PCL	1,606,100	617
Thoresen Thai Agencies PCL	955,700	608
* Thai Plastic & Chemical PCL	604,800	602
TPI Polene PCL	1,309,800	569
* G J Steel PCL (Local)	66,137,800	551
GFPT PCL	1,452,800	544
Indorama Ventures PCL	371,500	544
* G Steel PCL	23,002,700	530
Ticon Industrial Connection PCL	1,076,100	519
Bangchak Petroleum PCL	646,300	488
Siamgas & Petrochemicals PCL	775,400	482
* PTT Aromatics & Refining PCL	331,900	472
Vinythai PCL	722,300	457
* Thaicom PCL	1,213,000	438
Bangkok Chain Hospital PCL	2,073,360	430
Precious Shipping PCL	675,100	396
Thainox Stainless PCL	5,406,300	381
Bank of Ayudhya PCL (Local)	402,300	370

Kim Eng Securities Thailand PCL	645,800	348
Sansiri PCL (Foreign Shares)	1,758,866	319
CH Karnchang PCL	1,141,100	301
Phatra Capital PCL	265,800	292
MCOT PCL	285,000	291
Somboon Advance Technology PCL	311,800	282
Glow Energy PCL	146,400	277
Samart Corp. PCL	810,500	266
* Tata Steel Thailand PCL	5,109,900	243
STP & I PCL	302,800	235
Home Product Center PCL	715,900	220
Thai Tap Water Supply PCL	1,026,300	204
Rojana Industrial Park PCL (Foreign Shares)	593,800	198
* Regional Container Lines PCL	478,900	129
* Sahaviriya Steel Industries PCL	2,752,860	109
* Rojana Industrial Park PCL Warrants Exp. 12/31/2016	197,933	39
		293,461
Turkey (0.3%)
Turkiye Garanti Bankasi AS	6,641,419	29,143
Akbank TAS	3,783,845	16,449
Turkiye Is Bankasi	4,988,001	14,235
* Turkcell Iletisim Hizmetleri AS	2,462,611	12,653
Tupras Turkiye Petrol Rafinerileri AS	393,953	9,563
BIM Birlesik Magazalar AS	267,695	9,122
Anadolu Efes Biracilik Ve Malt Sanayii AS	639,076	8,427
KOC Holding AS	1,931,691	8,061
Turk Telekomunikasyon AS	1,653,521	7,012
Turkiye Halk Bankasi AS	987,327	6,894
* Yapi ve Kredi Bankasi AS	2,748,072	6,521
Haci Omer Sabanci Holding AS (Bearer)	1,603,809	6,254
Turkiye Vakiflar Bankasi Tao	2,365,094	4,927
Eregli Demir ve Celik Fabrikalari TAS	1,711,561	4,026
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,025,216	3,081
Enka Insaat ve Sanayi AS	1,126,930	3,069
Arcelik AS	633,629	2,882
Coca-Cola Icecek AS	200,135	2,869
* Turk Hava Yollari	1,489,279	2,771
Turkiye Sise ve Cam Fabrikalari AS	1,275,268	2,769
* TAV Havalimanlari Holding AS	498,145	2,426
* Asya Katilim Bankasi AS	1,581,416	2,229
Turkiye Sinai Kalkinma Bankasi AS	1,180,584	1,647
* Ihlas Holding AS	2,076,798	1,321
Trakya Cam Sanayi AS	610,223	1,296
Turk Traktor ve Ziraat Makineleri AS	45,676	1,030
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	1,675,110	989
Yazicilar Holding AS Class A	148,467	971
Aksa Akrilik Kimya Sanayii	301,778	946
Ulker Biskuvi Sanayi AS	273,654	885
* Koza Anadolu Metal Madencilik Isletmeleri AS	297,610	873
Is Gayrimenkul Yatirim Ortakligi AS	1,147,684	871
Yapi Kredi Sigorta AS	88,720	869
* Akenerji Elektrik Uretim AS	391,149	828
Bizim Toptan Satis Magazalari AS	54,850	812
* Akfen Holding AS	133,010	806
* Dogan Yayin Holding AS	1,458,584	802
Aselsan Elektronik Sanayi Ve Ticaret AS	149,802	782
Albaraka Turk Katilim Bankasi AS	586,379	775

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	569,066	759
Akmerkez Gayrimenkul Yatirim Ortakligi AS	59,364	757
* NET Holding AS	848,641	727
Akcansa Cimento AS	172,261	726
Sinpas Gayrimenkul Yatirim Ortakligi AS	624,772	714
* Dogus Otomotiv Servis ve Ticaret AS	263,527	705
Nortel Networks Netas Telekomunikasyon AS	8,257	704
Torunlar Gayrimenkul Yatirim Ortakligi AS	204,772	696
Kartonsan Karton Sanayi ve Ticaret AS	5,744	649
Sekerbank TAS	1,096,350	644
Cimsa Cimento Sanayi VE Tica	127,595	631
Mardin Cimento Sanayii ve Ticaret AS	156,365	599
Otokar Otomotiv Ve Savunma Sanayi A.S.	23,210	577
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	484,869	574
Anadolu Cam Sanayii AS	239,219	511
* Zorlu Enerji Elektrik Uretim AS	413,798	510
* Izmir Demir Celik Sanayi AS	207,310	481
Bagfas Bandirma Gubre Fabrik	4,974	461
* Gubre Fabrikalari TAS	57,707	456
Bursa Cimento Fabrikasi AS	156,851	449
Pinar SUT Mamulleri Sanayii AS	49,721	446
Baticim Bati Anadolu Cimento Sanayii AS	98,365	444
Goodyear Lastikleri Turk AS	10,895	441
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	180,583	432
* Borusan Mannesmann Boru Sanayi ve Ticaret AS	23,492	429
* Aksigorta AS	450,197	427
* Advansa Sasa Polyester Sanayi AS	329,554	426
* Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	185,133	423
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	2,250	422
Adana Cimento Sanayii TAS Class A	158,417	420
Konya Cimento Sanayii AS	2,693	408
Anadolu Sigorta	621,679	406
* Hurriyet Gazetecilik AS	605,721	402
Alarko Holding AS	185,256	395
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS	30,472	392
Turcas Petrol AS	186,641	377
Anadolu Hayat Emeklilik AS	165,818	356
* Vestel Elektronik Sanayi ve Ticaret A.S.	231,823	343
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	13,524	338
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	512,159	333
* Deva Holding AS	248,817	330
* TAT Konserve Sanayii AS	153,927	328
* Is Finansal Kiralama AS	421,804	295
Vestel Beyaz Esya Sanayi ve Ticaret AS	183,899	282
Eczacibasi Yatirim Holding Ortakligi AS	87,076	273
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,955	270
Celebi Hava Servisi AS	16,800	257
* Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	314,902	252
* Boyner Buyuk Magazacilik	101,810	240
* Kiler Alisveris Hizmetleri Gida Sanayi ve Ticaret AS	61,532	205
Is Yatirim Menkul Degerler AS	215,433	201
* Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	19,045	192
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class B	254,237	183
Bolu Cimento Sanayii AS	197,964	174
Banvit Bandirma Vitaminli Yem Sanayii ASA	69,105	170
* Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	33,167	157
* Gunes Sigorta	103,680	138
Afyon Cimento Sanayi Tas	1,990	131

* Dogan Gazetecilik AS	87,196	116
* Petkim Petrokimya Holding AS	34,038	51
		206,521
United Kingdom (14.5%)
HSBC Holdings plc	56,213,339	548,049
Vodafone Group plc	164,380,323	460,986
BP plc	59,680,088	449,792
GlaxoSmithKline plc	16,466,570	367,129
Rio Tinto plc	4,592,436	324,178
Royal Dutch Shell plc Class B	8,558,329	313,373
Royal Dutch Shell plc Class A	8,010,760	293,434
British American Tobacco plc	6,339,095	292,624
BHP Billiton plc	6,927,676	258,787
BG Group plc	10,755,614	253,583
AstraZeneca plc	4,416,549	214,598
Anglo American plc	4,191,468	198,396
Standard Chartered plc	7,454,684	189,903
Diageo plc	7,952,442	161,762
Tesco plc	25,554,227	160,518
Xstrata plc	6,588,365	139,005
Barclays plc	36,744,572	133,331
Unilever plc	4,074,573	130,064
Royal Dutch Shell plc Class A (Amsterdam Shares)	3,303,650	121,259
SABMiller plc	3,023,460	112,948
Imperial Tobacco Group plc	3,233,472	111,933
Reckitt Benckiser Group plc	1,959,827	110,900
National Grid plc	11,140,222	109,002
* Lloyds Banking Group plc	129,579,118	91,537
Prudential plc	8,080,100	91,017
Centrica plc	16,350,320	82,082
BT Group plc	24,643,088	81,064
Rolls-Royce Holdings plc	5,945,630	63,478
Scottish & Southern Energy plc	2,957,525	63,370
Shire plc	1,785,596	61,976
Aviva plc	8,964,827	58,384
Tullow Oil plc	2,818,663	56,627
Compass Group plc	5,994,672	56,377
BAE Systems plc	10,841,797	53,977
Pearson plc	2,582,938	49,565
WPP plc	3,922,842	44,460
British Sky Broadcasting Group plc	3,619,468	42,299
Experian plc	3,176,864	41,762
ARM Holdings plc	4,277,515	40,787
Old Mutual plc	17,337,646	35,975
Reed Elsevier plc	3,851,642	34,925
WM Morrison Supermarkets plc	7,182,915	34,215
Legal & General Group plc	18,669,989	34,212
Land Securities Group plc	2,439,556	34,087
Burberry Group plc	1,380,301	33,745
* Royal Bank of Scotland Group plc	55,676,132	32,306
Kingfisher plc	7,496,987	30,962
Smith & Nephew plc	2,832,633	29,798
Antofagasta plc	1,255,447	28,833
Marks & Spencer Group plc	5,032,443	28,519
* Cairn Energy plc	4,434,747	26,810
Aggreko plc	845,408	26,774
Wolseley plc	901,240	26,756

Randgold Resources Ltd.	288,081	26,151
British Land Co. plc	2,677,113	25,608
International Power plc	4,864,605	24,349
RSA Insurance Group plc	11,110,739	23,893
Standard Life plc	7,261,490	23,520
Weir Group plc	666,590	23,135
Smiths Group plc	1,239,973	23,046
Capita Group plc	1,940,886	22,829
Johnson Matthey plc	681,250	22,707
Next plc	571,004	22,196
Man Group plc	5,987,932	21,790
United Utilities Group plc	2,160,982	20,830
Resolution Ltd.	4,601,680	20,805
* Glencore International plc	2,628,461	20,524
* Autonomy Corp. plc	731,197	20,122
Carnival plc	582,282	20,120
G4S plc	4,472,916	20,095
Associated British Foods plc	1,131,383	19,837
J Sainsbury plc	3,850,201	19,173
Sage Group plc	4,184,879	18,802
Petrofac Ltd.	820,582	18,774
AMEC plc	1,057,195	18,227
Intercontinental Hotels Group plc	920,666	18,167
GKN plc	4,907,544	18,015
Severn Trent plc	751,171	17,594
IMI plc	1,015,909	17,437
Hammerson plc	2,252,204	17,173
Rexam plc	2,785,294	16,924
Fresnillo plc	571,507	16,397
Admiral Group plc	636,387	16,143
Intertek Group plc	503,376	15,804
Meggitt plc	2,435,194	15,476
Kazakhmys plc	683,786	15,022
Tate & Lyle plc	1,493,979	14,890
Whitbread plc	565,009	14,400
Serco Group plc	1,566,487	13,859
Croda International plc	438,508	13,649
3i Group plc	3,070,935	13,492
Pennon Group plc	1,128,267	13,376
* ITV plc	11,673,101	13,353
Bunzl plc	1,050,130	13,275
ICAP plc	1,776,405	12,998
Invensys plc	2,569,407	12,991
Inmarsat plc	1,454,020	12,868
Babcock International Group plc	1,141,841	12,612
Informa plc	1,896,170	12,527
Cobham plc	3,674,175	12,247
Northumbrian Water Group plc	1,643,717	12,160
Investec plc	1,537,220	12,077
Segro plc	2,357,760	11,659
John Wood Group plc	1,062,675	11,593
Mondi plc	1,137,174	11,124
Vedanta Resources plc	379,349	10,968
Capital Shopping Centres Group plc	1,780,752	10,883
Balfour Beatty plc	2,167,369	10,762
Travis Perkins plc	734,767	10,615
Lonmin plc	510,231	10,579
Eurasian Natural Resources Corp. plc	824,231	10,396

Amlin plc	1,568,763	10,363
Drax Group plc	1,168,003	10,240
* Premier Oil plc	1,479,515	9,818
Logica plc	5,131,755	9,788
Schroders plc	362,989	9,662
Spectris plc	368,532	9,481
Melrose plc	1,589,504	9,293
Cookson Group plc	882,917	9,290
Firstgroup plc	1,537,076	9,181
Inchcape plc	1,381,217	8,799
* Rentokil Initial plc	5,714,985	8,582
Henderson Group plc	3,280,772	8,582
Derwent London plc	292,086	8,580
Aberdeen Asset Management plc	2,346,207	8,462
William Hill plc	2,223,276	8,405
Carillion plc	1,375,683	8,262
* ASOS plc	216,087	8,035
Halma plc	1,206,404	8,001
* Berkeley Group Holdings plc	393,550	7,936
IG Group Holdings plc	1,093,560	7,918
Provident Financial plc	432,372	7,901
Michael Page International plc	957,233	7,852
London Stock Exchange Group plc	475,672	7,756
Hiscox Ltd.	1,136,053	7,588
Spirax-Sarco Engineering plc	243,260	7,476
* African Minerals Ltd.	733,642	7,450
* Afren plc	3,245,411	7,435
Catlin Group Ltd.	1,090,985	7,400
Aegis Group plc	2,870,131	7,281
* Centamin Egypt Ltd.	3,279,616	7,272
Persimmon plc	958,569	7,234
Stagecoach Group plc	1,736,851	7,111
Rotork plc	273,655	7,099
Homeserve plc	890,104	7,044
Petropavlovsk plc	538,637	7,035
Charter International plc	534,403	6,995
Ladbrokes plc	2,890,712	6,978
Great Portland Estates plc	1,003,956	6,837
United Business Media Ltd.	766,015	6,785
Ashmore Group plc	1,007,225	6,654
Shaftesbury plc	781,901	6,546
Rightmove plc	322,793	6,461
Hays plc	4,395,758	6,459
Hargreaves Lansdown plc	674,746	6,303
Daily Mail & General Trust plc	917,950	6,170
* Essar Energy plc	1,036,694	6,108
Aveva Group plc	217,466	6,071
Victrex plc	249,972	5,969
* Taylor Wimpey plc	10,297,935	5,945
National Express Group plc	1,377,998	5,925
Cable & Wireless Worldwide plc	8,602,376	5,897
Home Retail Group plc	2,622,772	5,830
Booker Group plc	4,682,395	5,658
Ferrexpo plc	746,121	5,634
TUI Travel plc	1,746,919	5,575
Ultra Electronics Holdings plc	215,097	5,547
Close Brothers Group plc	452,971	5,516
Chemring Group plc	609,440	5,481

	Intermediate Capital Group plc	1,257,647	5,478
	Greene King plc	682,203	5,467
	Capital & Counties Properties plc	1,741,480	5,358
	DS Smith plc	1,385,680	5,346
	Misys plc	820,795	5,327
	Lancashire Holdings Ltd.	460,393	5,264
	Hikma Pharmaceuticals plc	465,666	5,216
*	Telecity Group plc	576,089	5,213
	Electrocomponents plc	1,359,571	5,173
	BBA Aviation plc	1,492,287	5,157
*,^ Gulf Keystone Petroleum Ltd.		2,271,747	5,141
	Jardine Lloyd Thompson Group plc	479,666	5,051
	Cable & Wireless Communications plc	8,290,680	5,032
*	Barratt Developments plc	3,053,391	4,920
	Berendsen plc	541,227	4,797
*	BTG plc	1,041,139	4,786
*	Bwin.Party Digital Entertainment plc	2,159,852	4,774
	Morgan Crucible Co. plc	858,495	4,617
	Spirent Communications plc	2,133,934	4,563
	Mitie Group plc	1,159,776	4,554
	Debenhams plc	4,139,875	4,521
	New World Resources plc	339,062	4,447
	Hunting plc	344,213	4,403
	Britvic plc	764,184	4,391
*	Imagination Technologies Group plc	659,923	4,281
	Hochschild Mining plc	544,021	4,259
	International Personal Finance plc	824,011	4,252
	Ashtead Group plc	1,615,468	4,249
	Millennium & Copthorne Hotels plc	495,901	4,197
	Bellway plc	385,653	4,169
*	Soco International plc	701,430	4,167
	Tullett Prebon plc	696,777	4,039
	De La Rue plc	314,324	4,014
*	SIG plc	1,878,205	3,935
*	QinetiQ Group plc	2,125,725	3,929
	Fenner plc	609,686	3,860
	St. James's Place plc	634,722	3,841
*	Howden Joinery Group plc	2,049,878	3,832
	Elementis plc	1,430,324	3,820
	WH Smith plc	459,054	3,818
	Senior plc	1,241,323	3,788
	PZ Cussons plc	601,965	3,727
	Regus plc	2,147,685	3,721
	Bodycote plc	588,960	3,719
	Premier Farnell plc	1,158,130	3,678
	Kesa Electricals plc	1,706,398	3,647
	TalkTalk Telecom Group plc	1,555,066	3,632
	Atkins WS plc	309,680	3,607
*	EnQuest plc	1,756,910	3,588
	Filtrona plc	639,413	3,576
	Halfords Group plc	657,340	3,474
	Cape plc	379,204	3,462
*	Mitchells & Butlers plc	757,831	3,407
	Beazley plc	1,604,810	3,395
	African Barrick Gold Ltd.	383,246	3,314
	Abcam plc	497,899	3,270
	Renishaw plc	118,058	3,256
*	easyJet plc	536,941	3,224

	Fidessa Group plc	106,455	3,208
	Marston's plc	1,884,030	3,181
	Micro Focus International plc	665,689	3,159
	Go-Ahead Group plc	121,486	3,094
	Genus plc	192,965	3,081
	Paragon Group of Cos. plc	968,385	3,068
	Jupiter Fund Management plc	791,686	3,030
*	Petra Diamonds Ltd.	1,141,756	3,003
	Domino's Pizza UK & IRL plc	363,208	2,987
	Restaurant Group plc	614,658	2,948
	Thomas Cook Group plc	2,743,071	2,943
*	AZ Electronic Materials SA	678,974	2,942
*	BowLeven plc	685,664	2,930
*	Rockhopper Exploration plc	760,001	2,865
	SDL plc	252,328	2,806
	Bovis Homes Group plc	413,056	2,788
*	Ocado Group plc	993,733	2,771
	Playtech Ltd.	449,699	2,768
	Synergy Health plc	175,180	2,731
	Yule Catto & Co. plc	782,448	2,729
	Heritage Oil plc	643,455	2,724
	Shanks Group plc	1,305,841	2,717
	Dairy Crest Group plc	438,580	2,696
	Laird plc	860,753	2,646
*	Betfair Group plc	248,068	2,602
	RPS Group plc	678,475	2,600
	ITE Group plc	706,945	2,595
*,^ Dixons Retail plc		11,107,180	2,577
	CSR plc	561,980	2,567
	Kier Group plc	116,910	2,542
	Rathbone Brothers plc	134,897	2,533
	Grainger plc	1,304,129	2,512
	Greggs plc	297,759	2,488
	JD Wetherspoon plc	346,594	2,458
	Computacenter plc	301,695	2,429
*	Songbird Estates plc	952,129	2,354
	Dignity plc	177,165	2,322
*	Sports Direct International plc	528,975	2,315
*	London Mining plc	356,105	2,288
	N Brown Group plc	471,942	2,203
	Kcom Group plc	1,662,799	2,203
*	Cove Energy plc	1,505,779	2,197
	Interserve plc	400,562	2,185
	Devro plc	510,763	2,165
	Stobart Group Ltd.	955,674	2,164
	Diploma plc	361,973	2,159
	Savills plc	389,026	2,159
*	Punch Taverns plc	2,066,238	2,147
	Dunelm Group plc	272,856	2,107
*	Northgate plc	417,244	2,102
*	Salamander Energy plc	458,685	2,101
	Galliford Try plc	250,305	2,028
*	Premier Foods plc	6,737,044	2,005
*	Avocet Mining plc	522,334	1,936
*	Colt Group SA	950,467	1,901
*	Vectura Group plc	1,108,093	1,853
*	Unite Group plc	532,504	1,844
	Telecom Plus plc	158,072	1,793

	Sthree plc	296,347	1,748
*,^ Kalahari Minerals plc		456,426	1,732
	Brewin Dolphin Holdings plc	705,748	1,712
	F&C Asset Management plc	1,461,277	1,689
	Hamworthy plc	149,088	1,685
	Big Yellow Group plc	354,354	1,665
	Sportingbet plc	1,819,343	1,654
	Pace plc	857,560	1,616
	Workspace Group plc	3,624,350	1,611
*	Redrow plc	758,006	1,598
	Anglo Pacific Group plc	299,875	1,575
*	Quintain Estates & Development plc	1,621,333	1,570
	Mothercare plc	232,207	1,548
	Euromoney Institutional Investor plc	137,510	1,537
	Dechra Pharmaceuticals plc	198,501	1,531
*	Hansen Transmissions International NV	1,438,149	1,522
*	SuperGroup plc	87,368	1,520
*,^ Blinkx plc		844,828	1,510
*	Nautical Petroleum plc	282,552	1,509
*	Faroe Petroleum plc	561,082	1,500
*	Enterprise Inns plc	1,627,375	1,477
*	Aurelian Oil & Gas plc	1,291,265	1,457
	Moneysupermarket.com Group plc	777,980	1,456
	Majestic Wine plc	193,315	1,453
	Hill & Smith Holdings plc	234,314	1,419
	ST Modwen Properties plc	499,419	1,415
	Development Securities plc	394,372	1,404
*	Gem Diamonds Ltd.	367,169	1,401
	TT electronics plc	441,706	1,397
	Raven Russia Ltd.	1,498,186	1,371
*	Mecom Group plc	343,928	1,363
	Helical Bar plc	333,931	1,338
	Chesnara plc	349,354	1,326
	Mears Group plc	287,946	1,323
	Keller Group plc	179,964	1,323
	Axis-Shield plc	167,337	1,295
	JKX Oil & Gas plc	331,288	1,295
	Hargreaves Services plc	73,848	1,292
	Morgan Sindall Group plc	116,800	1,262
*	Avis Europe plc	246,067	1,257
*	Avanti Communications Group plc	223,524	1,209
*	Xcite Energy Ltd.	470,948	1,209
*	Xchanging plc	737,721	1,198
^	Carpetright plc	123,769	1,197
*	Patagonia Gold plc	1,236,085	1,197
*	Borders & Southern Petroleum plc	1,175,931	1,170
*	Immunodiagnostic Systems Holdings plc	59,505	1,169
*	Chariot Oil & Gas Ltd.	426,186	1,165
	Mcbride plc	528,414	1,139
*	Valiant Petroleum plc	117,585	1,111
	John Menzies plc	131,772	1,099
*	Caledon Resources plc	599,605	1,096
	Primary Health Properties plc	203,620	1,055
	Metric Property Investments plc	551,185	977
*	Monitise plc	1,690,028	975
*	Gulfsands Petroleum plc	281,135	970
*	Highland Gold Mining Ltd.	327,559	954
*	Wolfson Microelectronics plc	357,009	940

	Lavendon Group plc	468,200	918
	WSP Group plc	188,534	917
	Severfield-Rowen plc	281,187	913
*	IQE plc	1,586,964	901
	Collins Stewart Hawkpoint plc	727,532	882
*,^ Yell Group plc		7,860,627	876
*	Amerisur Resources plc	2,508,745	862
*	EnCore Oil plc	875,726	857
	Evolution Group plc	653,285	837
*	Petroceltic International plc	5,913,659	816
*	Bahamas Petroleum Co. plc	3,562,035	804
	Speedy Hire plc	1,593,124	784
*	Hardy Oil & Gas plc	205,342	758
	Chime Communications plc	179,362	745
*,^ Pursuit Dynamics plc		159,569	733
*	Circle Oil plc	1,353,606	707
	Robert Wiseman Dairies plc	131,257	695
	Volex Group plc	131,465	685
*	Minerva plc	345,393	679
*	Findel plc	5,380,190	660
	Clarkson plc	29,835	643
*	Zanaga Iron Ore Co. Ltd.	291,415	633
*	Pendragon plc	2,200,530	629
	Wincanton plc	335,699	585
*	Petroneft Resources plc	1,030,071	562
*	Falkland Oil & Gas Ltd.	537,134	551
	Lookers plc	660,331	538
*	Trinity Mirror plc	734,024	529
*	CLS Holdings plc	50,481	528
	Melrose Resources plc	156,358	526
*	San Leon Energy plc	1,226,691	479
	Game Group plc	988,949	453
	RSM Tenon Group plc	877,517	439
*	Capital & Regional plc	693,143	430
*	UK Coal plc	629,484	426
*	Nanoco Group plc	323,569	419
	Costain Group plc	109,254	380
*	Eros International plc	99,966	371
	Topps Tiles plc	413,497	345
	PV Crystalox Solar plc	1,055,543	337
*	Mouchel Group plc	321,072	303
	Promethean World plc	310,660	300
	Hampson Industries plc	728,387	281
*	Sterling Energy plc	438,752	280
*	888 Holdings plc	395,832	229
	Healthcare Locums plc	236,557	218
*	Flybe Group plc	56,391	163
			8,773,411
Total Common Stocks (Cost $54,358,585)			60,038,090

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
[3,4] Vanguard Market Liquidity Fund	0.114%		814,140,265	814,140

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.070%	10/4/11	8,000	7,998
[5,6] Federal Home Loan Bank Discount Notes	0.060%	9/23/11	6,500	6,498
5 Freddie Mac Discount Notes	0.110%	8/10/11	1,000	1,000
[5,6] Freddie Mac Discount Notes	0.090%–0.100%	8/22/11	15,650	15,649
				31,145
Total Temporary Cash Investments (Cost $845,288)				845,285
Total Investments (100.8%) (Cost $55,203,873)				60,883,375
Other Assets and Liabilities-Net (-0.8%)[4]				(488,104)
Net Assets (100%)				60,395,271

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $552,796,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate value of these securities was $97,079,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $593,776,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $23,436,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields,

Total International Stock Index Fund

maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks-North America and South America	7,927,669	2,682	—
Common Stocks-Other	253,132	51,853,561	1,046
Temporary Cash Investments	814,140	31,145	—
Futures Contracts—Liabilities[1]	(2,790)	—	—
Forward Currency Contracts—Assets	—	4,554	—
Total	8,992,151	51,891,942	1,046
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2011:

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2010	211
Transfers into Level 3	1,260
Change in Unrealized Appreciation (Depreciation)	(425)
Balance as of July 31, 2011	1,046

Total International Stock Index Fund

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2011	3,333	128,072	(3,448)
FTSE 100 Index	September 2011	1,123	106,632	631
Topix Index	September 2011	784	85,418	3,594
S&P ASX 200 Index	September 2011	105	12,621	(416)

Unrealized appreciation (depreciation) on open futures FTSE 100 Index contracts is required to be treated as realized gain (loss) for tax purposes.

Total International Stock Index Fund

At July 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Brown Brothers Harriman & Co.	9/14/11	JPY	6,316,037 USD	81,871	3,128
Brown Brothers Harriman & Co.	9/21/11	GBP	64,575 USD	105,940	786
Brown Brothers Harriman & Co.	9/21/11	AUD	11,868 USD	12,947	404
Brown Brothers Harriman & Co.	9/21/11	EUR	91,524 USD	131,357	236
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At July 31, 2011, the cost of investment securities for tax purposes was $55,286,903,000. Net unrealized appreciation of investment securities for tax purposes was $5,596,472,000, consisting of unrealized gains of $8,969,490,000 on securities that had risen in value since their purchase and $3,373,018,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (43.5%)
Vanguard Total Stock Market Index Fund Investor Shares	108,355,376	3,525,884

International Stock Fund (24.4%)
Vanguard Total International Stock Index Fund Investor Shares	122,715,125	1,974,486

Balanced Fund (19.9%)
Vanguard Asset Allocation Fund Investor Shares	64,440,613	1,617,460

Bond Fund (12.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	92,344,772	992,706

Total Investment Companies (Cost $6,509,576)		8,110,536
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.114% (Cost $2,572)	2,571,951	2,572

Total Investments (100.0%) (Cost $6,512,148)		8,113,108
Other Assets and Liabilities-Net (0.0%)		(2,289)
Net Assets (100%)		8,110,819

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At July 31, 2011, the cost of investment securities for tax purposes was $6,512,148,000. Net unrealized appreciation of investment securities for tax purposes was $1,600,960,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Income Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (1.9%)
Vanguard Total Stock Market Index Fund Investor Shares	1,465,364	47,683

International Stock Fund (6.3%)
Vanguard Total International Stock Index Fund	9,704,149	156,140

Balanced Fund (19.4%)
Vanguard Asset Allocation Fund Investor Shares	19,004,954	477,024

Bond Fund (51.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	118,733,894	1,276,389

Short-Term Bond Fund (20.4%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	46,659,949	503,461

Total Investment Companies (Cost $2,249,468)		2,460,697
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.114% (Cost $1,911)	1,910,673	1,911

Total Investments (99.9%) (Cost $2,251,379)		2,462,608
Other Assets and Liabilities-Net (0.1%)		1,254
Net Assets (100%)		2,463,862

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At July 31, 2011, the cost of investment securities for tax purposes was $2,251,379,000. Net unrealized appreciation of investment securities for tax purposes was $211,229,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (15.3%)
Vanguard Total Stock Market Index Fund Investor Shares	32,112,257	1,044,933

International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	51,447,561	827,791

Balanced Fund (19.6%)
Vanguard Asset Allocation Fund Investor Shares	53,319,628	1,338,323

Bond Fund (31.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	202,563,919	2,177,562

Short-Term Bond Fund (21.2%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	134,207,050	1,448,094

Total Investment Companies (Cost $5,929,572)		6,836,703
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.114% (Cost $817)	817,131	817

Total Investments (100.0%) (Cost $5,930,389)		6,837,520
Other Assets and Liabilities-Net (0.0%)		1,045
Net Assets (100%)		6,838,565

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At July 31, 2011, the cost of investment securities for tax purposes was $5,930,389,000. Net unrealized appreciation of investment securities for tax purposes was $907,131,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (29.3%)
Vanguard Total Stock Market Index Fund Investor Shares	77,687,600	2,527,954

International Stock Fund (18.2%)
Vanguard Total International Stock Index Fund Investor Shares	97,646,748	1,571,136

Balanced Fund (19.8%)
Vanguard Asset Allocation Fund Investor Shares	68,049,849	1,708,051

Bond Fund (32.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	262,662,657	2,823,624

Total Investments (100.0%) (Cost $6,950,293)		8,630,765
Other Assets and Liabilities-Net (0.0%)		726
Net Assets (100%)		8,631,491
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At July 31, 2011, the cost of investment securities for tax purposes was $6,950,293,000. Net unrealized appreciation of investment securities for tax purposes was $1,680,472,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)[1]
Australia (8.5%)
BHP Billiton Ltd.	3,323,593	151,975
Commonwealth Bank of Australia	1,603,032	86,685
Westpac Banking Corp.	3,113,723	69,717
Australia & New Zealand Banking Group Ltd.	2,686,720	61,412
National Australia Bank Ltd.	2,245,302	59,118
Rio Tinto Ltd.	450,964	39,510
Woolworths Ltd.	1,255,209	37,136
Newcrest Mining Ltd.	792,201	34,546
Wesfarmers Ltd.	1,040,262	33,456
Woodside Petroleum Ltd.	646,244	27,231
Westfield Group	2,270,022	19,833
QBE Insurance Group Ltd.	1,088,426	19,588
CSL Ltd.	560,425	18,893
Origin Energy Ltd.	1,099,248	17,714
Telstra Corp. Ltd.	4,510,478	14,796
AMP Ltd.	2,915,677	14,583
Santos Ltd.	907,309	12,837
Brambles Ltd.	1,498,358	11,376
Foster's Group Ltd.	1,999,519	11,077
Macquarie Group Ltd.	358,164	10,849
Suncorp Group Ltd.	1,323,567	10,770
Orica Ltd.	375,284	10,576
Amcor Ltd.	1,266,926	9,779
Fortescue Metals Group Ltd.	1,287,940	8,923
Iluka Resources Ltd.	433,381	8,449
Stockland	2,464,953	8,255
Westfield Retail Trust	3,001,262	8,035
Insurance Australia Group Ltd.	2,152,217	7,740
Transurban Group	1,344,926	7,530
AGL Energy Ltd.	474,374	7,389
Incitec Pivot Ltd.	1,685,878	7,303
Coca-Cola Amatil Ltd.	586,900	7,290
* QR National Ltd.	1,767,709	6,517
GPT Group	1,824,892	6,035
WorleyParsons Ltd.	199,278	6,021
Alumina Ltd.	2,525,011	6,011
ASX Ltd.	181,248	5,945
Asciano Ltd.	3,028,754	5,540
Lend Lease Group	556,171	5,409
Goodman Group	7,134,608	5,324
Wesfarmers Ltd. Price Protected Shares	157,221	5,125
Sonic Healthcare Ltd.	382,038	5,102
OZ Minerals Ltd.	335,123	5,004
Dexus Property Group	5,008,503	4,757
Crown Ltd.	468,354	4,583
Cochlear Ltd.	58,709	4,568
Mirvac Group	3,536,577	4,461
Computershare Ltd.	460,127	4,139
* Lynas Corp. Ltd.	1,754,654	4,116

	Bendigo and Adelaide Bank Ltd.	377,477	3,663
	Metcash Ltd.	795,728	3,634
	Leighton Holdings Ltd.	156,414	3,633
	CFS Retail Property Trust	1,910,819	3,630
	Toll Holdings Ltd.	694,760	3,451
	Tatts Group Ltd.	1,346,612	3,433
	Boral Ltd.	749,839	3,433
	Sims Metal Management Ltd.	170,126	3,140
*	Echo Entertainment Group Ltd.	708,877	3,123
	MacArthur Coal Ltd.	168,267	2,877
*	James Hardie Industries SE	453,517	2,848
	OneSteel Ltd.	1,381,314	2,674
	Ramsay Health Care Ltd.	137,018	2,628
	TABCORP Holdings Ltd.	708,788	2,504
	BlueScope Steel Ltd.	1,906,419	2,379
*	Qantas Airways Ltd.	1,156,410	2,344
^	Fairfax Media Ltd.	2,331,719	2,252
*	Paladin Energy Ltd.	675,306	1,940
	Caltex Australia Ltd.	139,977	1,637
	SP AusNet	1,421,854	1,435
	MAp Group	388,717	1,391
	Harvey Norman Holdings Ltd.	554,487	1,327
			1,002,404
Austria (0.3%)
	Erste Group Bank AG	195,418	9,343
	OMV AG	169,431	6,754
	Voestalpine AG	113,736	5,888
	Telekom Austria AG	344,134	4,216
*	IMMOFINANZ AG	972,958	3,752
	Verbund AG	69,600	2,842
^	Raiffeisen Bank International AG	50,581	2,529
	Vienna Insurance Group AG Wiener Versicherung Gruppe	39,814	2,116
			37,440
Belgium (0.9%)
	Anheuser-Busch InBev NV	830,601	47,805
	Solvay SA Class A	61,301	9,230
	Delhaize Group SA	105,149	7,562
	Groupe Bruxelles Lambert SA	83,536	7,045
	Umicore SA	118,001	6,011
	KBC Groep NV	166,785	5,885
	Belgacom SA	157,475	5,493
	UCB SA	104,391	4,801
	Ageas	2,290,217	4,695
	Colruyt SA	78,389	3,813
^	Bekaert SA	40,286	2,440
	Mobistar SA	30,655	2,137
*,^ Dexia SA		606,380	1,602
			108,519
Denmark (1.1%)
	Novo Nordisk A/S Class B	433,247	52,995
*	Danske Bank A/S	675,957	13,077
	Carlsberg A/S Class B	110,468	10,851
	AP Moller - Maersk A/S Class B	1,364	10,451
	Novozymes A/S	47,731	7,784
	DSV A/S	216,475	4,800
*	Vestas Wind Systems A/S	210,856	4,649
	AP Moller - Maersk A/S	571	4,228

	Coloplast A/S Class B	23,567	3,623
*	TDC A/S	385,270	3,584
*,^ William Demant Holding A/S		23,870	2,092
^	Pandora A/S	59,923	1,712
	Tryg A/S	26,241	1,432
			121,278
Finland (0.9%)
	Nokia Oyj	3,875,554	22,537
	Sampo Oyj	435,108	13,253
	Fortum Oyj	458,538	12,134
	Kone Oyj Class B	160,929	9,330
	UPM-Kymmene Oyj	537,467	8,376
	Metso Oyj	132,283	6,466
	Nokian Renkaat Oyj	113,353	5,302
	Stora Enso Oyj	602,159	5,182
	Wartsila Oyj	173,534	4,994
	Elisa Oyj	146,959	3,158
	Kesko Oyj Class B	69,244	2,687
	Orion Oyj Class B	97,043	2,345
	Rautaruukki Oyj	87,208	1,779
	Neste Oil Oyj	133,177	1,739
	Pohjola Bank plc Class A	141,226	1,718
^	Sanoma Oyj	85,487	1,497
^	Outokumpu Oyj	130,254	1,390
			103,887
France (9.7%)
	Total SA	2,188,509	118,286
^	Sanofi	1,153,251	89,609
	BNP Paribas SA	992,401	64,361
	LVMH Moet Hennessy Louis Vuitton SA	262,693	48,150
	Danone	603,479	43,025
	GDF Suez	1,280,853	41,885
	Air Liquide SA	294,075	40,395
	France Telecom SA	1,918,791	39,704
	Schneider Electric SA	253,304	36,606
	AXA SA	1,800,795	33,691
	Societe Generale SA	656,595	32,501
	Vivendi SA	1,280,537	30,623
	L'Oreal SA	248,096	29,850
	ArcelorMittal	888,727	27,703
	Vinci SA	460,247	26,672
	Cie de St-Gobain	411,575	23,784
	Unibail-Rodamco SE	94,945	21,137
	Pernod-Ricard SA	205,083	20,317
	Carrefour SA	597,566	17,631
	Cie Generale d'Optique Essilor International SA	208,088	16,676
	Cie Generale des Etablissements Michelin Class B	182,764	15,348
	European Aeronautic Defence and Space Co. NV	422,937	14,664
	PPR	78,819	14,567
	Credit Agricole SA	994,918	12,214
^	Vallourec SA	116,042	11,759
	Alstom SA	213,530	11,241
	Technip SA	101,672	11,133
	Lafarge SA	207,037	11,072
	Renault SA	198,524	10,592
*	Alcatel-Lucent	2,401,209	9,571
	EDF SA	248,452	9,437

Bouygues SA	245,721	9,288
Christian Dior SA	56,381	9,011
SES SA	310,031	8,384
Veolia Environnement SA	361,081	8,129
Legrand SA	204,196	7,948
Cap Gemini SA	153,050	7,532
Sodexo	97,603	7,458
Safran SA	172,681	7,178
Accor SA	152,597	6,716
Publicis Groupe SA	128,951	6,558
Peugeot SA	157,463	5,969
Groupe Eurotunnel SA	544,154	5,800
Arkema SA	57,284	5,589
Dassault Systemes SA	61,293	5,408
Casino Guichard Perrachon SA	57,268	5,221
STMicroelectronics NV	659,508	5,200
^ Suez Environnement Co.	278,748	5,167
* Cie Generale de Geophysique - Veritas	148,976	5,003
Lagardere SCA	122,150	4,745
Edenred	163,684	4,713
Bureau Veritas SA	56,458	4,605
SCOR SE	174,879	4,501
Eutelsat Communications SA	102,527	4,417
Thales SA	103,032	4,404
Natixis	903,054	4,097
Klepierre	107,966	4,037
Wendel SA	34,014	3,908
Aeroports de Paris	35,947	3,268
Gecina SA	22,756	3,158
CNP Assurances	154,090	2,966
Societe BIC SA	30,021	2,835
Atos	50,989	2,808
Fonciere Des Regions	28,548	2,784
ICADE	24,130	2,779
Neopost SA	33,378	2,667
Iliad SA	19,920	2,554
Imerys SA	34,754	2,386
Societe Television Francaise 1	120,770	2,303
Eiffage SA	41,913	2,292
Eurazeo	31,543	2,143
* JCDecaux SA	68,793	1,898
* Air France-KLM	138,117	1,662
Eramet	5,493	1,528
Metropole Television SA	59,283	1,353
		1,136,574
Germany (8.7%)
Siemens AG	851,509	108,829
BASF SE	950,544	85,845
Bayer AG	855,814	68,466
Daimler AG	856,139	62,066
Allianz SE	469,743	61,215
SAP AG	952,235	59,536
Deutsche Bank AG	961,941	52,890
E.ON AG	1,863,752	51,390
Deutsche Telekom AG	2,906,876	45,312
Bayerische Motoren Werke AG	342,654	34,256
Linde AG	175,025	31,366

Volkswagen AG Prior Pfd.	149,696	29,882
Muenchener Rueckversicherungs AG	195,129	28,795
RWE AG	432,953	22,698
Adidas AG	216,508	16,072
Fresenius Medical Care AG & Co. KGaA	203,381	15,609
Deutsche Post AG	875,906	15,465
ThyssenKrupp AG	346,122	15,303
* Deutsche Boerse AG	201,201	14,941
K&S AG	178,422	14,236
* Commerzbank AG	3,704,069	14,080
Fresenius SE & Co. KGaA	117,434	12,564
Henkel AG & Co. KGaA Prior Pfd.	184,653	12,449
Porsche Automobil Holding SE Prior Pfd.	158,695	12,195
Infineon Technologies AG	1,126,377	11,302
* Continental AG	82,740	8,241
HeidelbergCement AG	145,406	7,997
MAN SE	65,490	7,788
Metro AG	134,194	7,407
Henkel AG & Co. KGaA	134,464	7,336
Merck KGaA	66,887	7,139
Lanxess AG	86,103	6,911
Beiersdorf AG	104,358	6,723
GEA Group AG	180,742	6,284
Daimler AG	81,276	5,868
Volkswagen AG	30,536	5,581
Deutsche Lufthansa AG	236,977	4,771
* Kabel Deutschland Holding AG	74,551	4,196
* QIAGEN NV	241,246	4,058
Brenntag AG	34,642	3,531
Hochtief AG	43,834	3,519
Bayerische Motoren Werke AG Prior Pfd.	54,023	3,405
Hannover Rueckversicherung AG	62,408	3,239
Wacker Chemie AG	16,193	3,062
Fraport AG Frankfurt Airport Services Worldwide	38,028	3,047
Salzgitter AG	40,610	2,958
^ Suedzucker AG	68,875	2,428
United Internet AG	115,193	2,342
ProSiebenSat.1 Media AG Prior Pfd.	79,243	2,044
RWE AG Prior Pfd.	40,840	1,962
Axel Springer AG	40,450	1,790
Celesio AG	86,887	1,670
* TUI AG	154,255	1,426
Deutsche Boerse AG	638	47
		1,023,532
Greece (0.2%)
National Bank of Greece SA	990,556	6,661
Coca Cola Hellenic Bottling Co. SA	189,946	4,928
OPAP SA	232,035	3,849
* Alpha Bank AE	522,919	2,292
Bank of Cyprus plc	882,765	1,928
Hellenic Telecommunications Organization SA	222,872	1,865
Public Power Corp. SA	117,763	1,450
* EFG Eurobank Ergasias SA	337,324	1,311
Hellenic Telecommunications Organization SA ADR	61,616	254
		24,538
Hong Kong (2.8%)
* AIA Group Ltd.	8,105,725	29,772

	Hutchison Whampoa Ltd.	2,206,491	25,703
	Sun Hung Kai Properties Ltd.	1,462,553	22,229
	Cheung Kong Holdings Ltd.	1,437,978	21,925
	Hong Kong Exchanges and Clearing Ltd.	1,059,954	21,866
	CLP Holdings Ltd.	1,992,158	18,424
	Hang Seng Bank Ltd.	792,797	12,443
	Hong Kong & China Gas Co. Ltd.	4,898,391	11,982
	Power Assets Holdings Ltd.	1,433,885	11,853
	Wharf Holdings Ltd.	1,565,922	11,502
	BOC Hong Kong Holdings Ltd.	3,823,308	11,412
	Swire Pacific Ltd. Class A	749,273	10,540
	Li & Fung Ltd.	5,833,538	9,700
	Hang Lung Properties Ltd.	2,541,478	9,374
	Link REIT	2,311,024	8,075
*	Sands China Ltd.	2,499,200	7,522
	Henderson Land Development Co. Ltd.	1,127,559	7,138
	Bank of East Asia Ltd.	1,585,578	6,120
	Wynn Macau Ltd.	1,610,400	5,609
	Hang Lung Group Ltd.	910,819	5,479
	MTR Corp.	1,495,097	5,072
	Sino Land Co. Ltd.	2,722,286	4,612
	SJM Holdings Ltd.	1,700,000	4,275
	Wheelock & Co. Ltd.	947,353	4,068
	Shangri-La Asia Ltd.	1,458,231	3,756
	Esprit Holdings Ltd.	1,267,693	3,691
	New World Development Ltd.	2,464,601	3,625
	Kerry Properties Ltd.	744,273	3,600
*,^ Galaxy Entertainment Group Ltd.		1,274,000	3,294
	Hysan Development Co. Ltd.	654,624	3,068
	Cathay Pacific Airways Ltd.	1,224,280	2,839
	Cheung Kong Infrastructure Holdings Ltd.	472,746	2,724
	Yue Yuen Industrial Holdings Ltd.	770,683	2,472
^	ASM Pacific Technology Ltd.	204,959	2,248
	NWS Holdings Ltd.	1,373,977	1,992
	Wing Hang Bank Ltd.	183,616	1,970
	Lifestyle International Holdings Ltd.	602,956	1,969
	Hopewell Holdings Ltd.	585,977	1,897
	PCCW Ltd.	4,152,347	1,810
	Orient Overseas International Ltd.	224,159	1,272
*,^ Foxconn International Holdings Ltd.		2,206,422	1,004
			329,926
Ireland (0.3%)
	CRH plc	734,168	14,402
	Kerry Group plc Class A	145,335	6,004
*	Elan Corp. plc	516,210	5,769
	Ryanair Holdings plc ADR	62,995	1,713
	WPP plc ADR	19,480	1,102
	Ryanair Holdings plc	70,448	324
			29,314
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	972,456	45,362
	Israel Chemicals Ltd.	459,809	7,731
	Bank Leumi Le-Israel BM	1,219,913	5,663
	Bank Hapoalim BM	1,097,389	5,426
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,805,284	4,373
	Israel Corp. Ltd.	2,390	2,592
*	NICE Systems Ltd.	63,111	2,249

* Israel Discount Bank Ltd. Class A	807,454	1,560
Cellcom Israel Ltd. (Registered)	55,886	1,454
* Makhteshim-Agan Industries Ltd.	242,380	1,334
Mizrahi Tefahot Bank Ltd.	126,374	1,328
Partner Communications Co. Ltd.	89,641	1,286
Elbit Systems Ltd.	24,004	1,135
Delek Group Ltd.	4,649	1,036
		82,529
Italy (2.5%)
ENI SPA	2,487,094	54,047
Enel SPA	6,812,041	39,233
UniCredit SPA	13,975,365	24,930
Intesa Sanpaolo SPA (Registered)	10,437,880	24,078
Assicurazioni Generali SPA	1,208,373	22,935
Saipem SPA	274,239	14,291
Telecom Italia SPA (Registered)	9,728,448	12,241
Tenaris SA	487,823	10,694
* Fiat Industrial SPA	790,256	10,431
Snam Rete Gas SPA	1,660,989	9,589
Fiat SPA	791,007	7,816
Telecom Italia SPA (Bearer)	6,240,753	6,711
Atlantia SPA	326,485	6,045
Terna Rete Elettrica Nazionale SPA	1,245,135	5,646
Mediobanca SPA	534,716	4,914
Enel Green Power SPA	1,811,744	4,525
Unione di Banche Italiane SCPA	822,246	3,946
Prysmian SPA	211,149	3,908
Luxottica Group SPA	120,758	3,829
Banco Popolare SC	1,825,307	3,497
Banca Monte dei Paschi di Siena SPA	4,443,632	3,330
Finmeccanica SPA	418,861	3,214
Mediaset SPA	733,539	3,143
Pirelli & C SPA	247,245	2,564
Exor SPA	65,754	1,976
Intesa Sanpaolo SPA (Bearer)	975,998	1,851
A2A SPA	1,120,041	1,605
Autogrill SPA	120,231	1,583
^ Banca Carige SPA	660,345	1,367
Parmalat SPA	359,278	936
		294,875
Japan (21.0%)
Toyota Motor Corp.	2,854,693	116,540
Honda Motor Co. Ltd.	1,687,192	66,941
Mitsubishi UFJ Financial Group Inc.	13,180,336	66,928
Canon Inc.	1,173,235	56,563
Sumitomo Mitsui Financial Group Inc.	1,390,252	43,736
Takeda Pharmaceutical Co. Ltd.	817,230	38,980
Mitsubishi Corp.	1,404,939	37,577
FANUC Corp.	198,261	37,505
Softbank Corp.	896,187	34,996
Mizuho Financial Group Inc.	21,231,036	34,730
Mitsui & Co. Ltd.	1,798,620	33,862
Komatsu Ltd.	982,190	30,662
NTT DoCoMo Inc.	15,871	29,368
Hitachi Ltd.	4,678,044	28,847
Nissan Motor Co. Ltd.	2,574,888	27,401
Panasonic Corp.	2,286,052	27,182

Sony Corp.	1,040,335	26,094
Nippon Telegraph & Telephone Corp.	494,277	24,445
Mitsubishi Electric Corp.	1,998,104	23,594
Mitsubishi Estate Co. Ltd.	1,293,995	23,204
Shin-Etsu Chemical Co. Ltd.	424,419	22,894
KDDI Corp.	3,017	22,419
Seven & I Holdings Co. Ltd.	779,261	22,220
East Japan Railway Co.	351,856	22,144
Tokio Marine Holdings Inc.	748,812	22,082
Toshiba Corp.	4,163,786	21,601
Japan Tobacco Inc.	4,657	21,105
ITOCHU Corp.	1,559,573	17,994
Denso Corp.	503,160	17,880
Astellas Pharma Inc.	460,030	17,872
Nippon Steel Corp.	5,283,073	17,794
Nomura Holdings Inc.	3,656,363	17,751
Inpex Corp.	2,272	17,636
Kyocera Corp.	158,456	16,921
JX Holdings Inc.	2,324,372	16,805
Bridgestone Corp.	673,227	16,747
Mitsui Fudosan Co. Ltd.	865,235	16,531
Sumitomo Corp.	1,164,949	16,418
Nintendo Co. Ltd.	102,659	16,280
Kao Corp.	559,364	15,818
MS&AD Insurance Group Holdings	590,407	14,755
Mitsubishi Heavy Industries Ltd.	3,145,383	14,660
FUJIFILM Holdings Corp.	479,672	14,486
Daiichi Sankyo Co. Ltd.	697,932	14,423
Murata Manufacturing Co. Ltd.	210,088	13,607
Central Japan Railway Co.	1,556	13,408
Dai-ichi Life Insurance Co. Ltd.	9,325	13,199
Kansai Electric Power Co. Inc.	777,635	13,100
JFE Holdings Inc.	477,674	12,996
Marubeni Corp.	1,706,104	12,802
Tokyo Gas Co. Ltd.	2,634,767	12,587
Kirin Holdings Co. Ltd.	848,787	12,500
Chubu Electric Power Co. Inc.	711,667	12,222
Keyence Corp.	42,921	12,135
Asahi Glass Co. Ltd.	1,042,376	12,043
Sumitomo Mitsui Trust Holdings Inc.	3,218,313	11,855
Toray Industries Inc.	1,518,568	11,809
ORIX Corp.	108,219	11,674
Sumitomo Electric Industries Ltd.	779,209	11,632
Fujitsu Ltd.	1,926,470	11,338
Nidec Corp.	112,469	11,190
Mitsubishi Chemical Holdings Corp.	1,401,946	10,928
Hoya Corp.	449,729	10,914
Kubota Corp.	1,196,548	10,860
Secom Co. Ltd.	217,108	10,831
Eisai Co. Ltd.	260,705	10,581
SMC Corp.	55,871	10,275
NKSJ Holdings Inc.	1,545,583	10,198
Terumo Corp.	174,553	9,803
Fast Retailing Co. Ltd.	54,979	9,731
Resona Holdings Inc.	1,950,553	9,666
Sumitomo Metal Mining Co. Ltd.	542,878	9,613
Tokyo Electron Ltd.	177,445	9,551
Sharp Corp.	1,034,077	9,526

Asahi Kasei Corp.	1,306,011	9,239
Sumitomo Realty & Development Co. Ltd.	370,152	9,138
Daikin Industries Ltd.	242,649	8,608
Ajinomoto Co. Inc.	688,525	8,535
Asahi Group Holdings Ltd.	400,489	8,474
Sumitomo Metal Industries Ltd.	3,483,577	8,351
^ Tokyo Electric Power Co. Inc.	1,495,146	8,298
Nikon Corp.	352,658	8,276
Sumitomo Chemical Co. Ltd.	1,628,823	8,255
Nitto Denko Corp.	170,879	8,234
Suzuki Motor Corp.	348,483	8,071
Olympus Corp.	224,777	7,993
Osaka Gas Co. Ltd.	2,011,836	7,966
Aeon Co. Ltd.	621,605	7,828
Rakuten Inc.	7,510	7,660
Aisin Seiki Co. Ltd.	198,424	7,614
West Japan Railway Co.	176,000	7,490
Daiwa Securities Group Inc.	1,721,452	7,488
Ricoh Co. Ltd.	694,506	7,471
T&D Holdings Inc.	299,790	7,335
Daito Trust Construction Co. Ltd.	75,215	7,240
Otsuka Holdings Co. Ltd.	260,000	7,157
Shiseido Co. Ltd.	372,632	7,140
Yamato Holdings Co. Ltd.	411,886	7,056
JS Group Corp.	275,569	6,893
Yamada Denki Co. Ltd.	85,067	6,811
Daiwa House Industry Co. Ltd.	497,470	6,704
JGC Corp.	213,604	6,671
Dai Nippon Printing Co. Ltd.	581,050	6,598
Kyushu Electric Power Co. Inc.	417,549	6,577
TDK Corp.	127,516	6,569
Mitsui OSK Lines Ltd.	1,187,692	6,219
Bank of Yokohama Ltd.	1,268,600	6,213
* NEC Corp.	2,697,777	6,170
Isuzu Motors Ltd.	1,229,999	6,100
Tohoku Electric Power Co. Inc.	468,395	6,053
Toyota Industries Corp.	185,565	6,048
Omron Corp.	210,545	5,926
Rohm Co. Ltd.	101,520	5,916
Shizuoka Bank Ltd.	621,838	5,849
Nippon Building Fund Inc.	571	5,845
Dentsu Inc.	187,278	5,826
Nippon Yusen KK	1,584,253	5,801
Sekisui House Ltd.	596,163	5,706
Kobe Steel Ltd.	2,581,070	5,701
^ Kintetsu Corp.	1,684,012	5,683
* Yamaha Motor Co. Ltd.	289,779	5,618
Odakyu Electric Railway Co. Ltd.	649,085	5,602
Makita Corp.	116,039	5,459
Kuraray Co. Ltd.	357,035	5,390
Kawasaki Heavy Industries Ltd.	1,469,661	5,377
Yahoo Japan Corp.	15,051	5,338
Shionogi & Co. Ltd.	308,999	5,333
Unicharm Corp.	118,016	5,329
Tokyu Corp.	1,178,150	5,290
* Mitsubishi Motors Corp.	4,013,479	5,241
Nippon Electric Glass Co. Ltd.	413,091	5,198
Dena Co. Ltd.	101,515	5,055

Chiba Bank Ltd.	789,380	5,003
Chugoku Electric Power Co. Inc.	307,296	4,962
Ono Pharmaceutical Co. Ltd.	87,623	4,897
Fuji Heavy Industries Ltd.	608,655	4,873
Oriental Land Co. Ltd.	51,898	4,865
Japan Real Estate Investment Corp.	483	4,839
NGK Insulators Ltd.	260,556	4,772
Sega Sammy Holdings Inc.	220,434	4,738
Toppan Printing Co. Ltd.	580,236	4,589
NTT Data Corp.	1,309	4,541
Tobu Railway Co. Ltd.	1,032,012	4,501
NSK Ltd.	457,760	4,444
OJI Paper Co. Ltd.	882,400	4,411
Teijin Ltd.	970,519	4,336
* Mazda Motor Corp.	1,566,940	4,306
Mitsubishi Tanabe Pharma Corp.	233,392	4,229
Shikoku Electric Power Co. Inc.	193,011	4,220
Sekisui Chemical Co. Ltd.	448,104	4,140
Chugai Pharmaceutical Co. Ltd.	231,776	4,116
Isetan Mitsukoshi Holdings Ltd.	388,089	4,111
Shimano Inc.	77,780	4,094
Sumitomo Heavy Industries Ltd.	573,726	4,032
Konica Minolta Holdings Inc.	495,532	4,009
Mitsubishi Materials Corp.	1,158,195	3,945
Nippon Express Co. Ltd.	879,288	3,878
Toyota Tsusho Corp.	219,953	3,850
Brother Industries Ltd.	244,269	3,811
Ibiden Co. Ltd.	125,170	3,788
JSR Corp.	185,349	3,785
Keikyu Corp.	484,807	3,777
Nitori Holdings Co. Ltd.	38,566	3,752
TonenGeneral Sekiyu KK	293,700	3,689
IHI Corp.	1,366,805	3,683
Keio Corp.	598,915	3,622
Ube Industries Ltd.	1,048,316	3,558
Daihatsu Motor Co. Ltd.	198,861	3,483
Trend Micro Inc.	109,344	3,422
Fukuoka Financial Group Inc.	802,182	3,411
Kurita Water Industries Ltd.	116,982	3,397
JTEKT Corp.	230,206	3,375
Lawson Inc.	62,276	3,369
Hirose Electric Co. Ltd.	33,278	3,334
Hokuriku Electric Power Co.	182,441	3,271
THK Co. Ltd.	125,384	3,251
Sony Financial Holdings Inc.	180,049	3,241
Showa Denko KK	1,556,024	3,240
Mitsui Chemicals Inc.	852,188	3,236
Electric Power Development Co. Ltd.	121,406	3,210
Hamamatsu Photonics KK	69,800	3,141
MEIJI Holdings Co. Ltd.	71,522	3,137
Mitsubishi Gas Chemical Co. Inc.	399,907	3,117
Obayashi Corp.	671,738	3,108
Benesse Holdings Inc.	71,528	3,093
Santen Pharmaceutical Co. Ltd.	76,562	3,082
NTN Corp.	500,099	3,020
Bank of Kyoto Ltd.	330,812	3,019
Sankyo Co. Ltd.	55,880	2,984
Nippon Sheet Glass Co. Ltd.	927,924	2,960

Hokkaido Electric Power Co. Inc.	190,630	2,921
Taisho Pharmaceutical Co. Ltd.	124,239	2,914
All Nippon Airways Co. Ltd.	856,075	2,900
Kyowa Hakko Kirin Co. Ltd.	268,735	2,866
Amada Co. Ltd.	369,602	2,865
Joyo Bank Ltd.	675,983	2,842
Yakult Honsha Co. Ltd.	99,437	2,837
Furukawa Electric Co. Ltd.	657,843	2,826
Sysmex Corp.	73,900	2,826
Hisamitsu Pharmaceutical Co. Inc.	64,555	2,814
Advantest Corp.	155,809	2,761
Toyo Seikan Kaisha Ltd.	157,662	2,760
Hokuhoku Financial Group Inc.	1,296,317	2,706
Kajima Corp.	866,827	2,694
Shimizu Corp.	606,133	2,687
Idemitsu Kosan Co. Ltd.	22,826	2,651
Namco Bandai Holdings Inc.	208,636	2,640
Credit Saison Co. Ltd.	154,440	2,619
Rinnai Corp.	33,364	2,584
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,711	2,581
Stanley Electric Co. Ltd.	151,245	2,573
Japan Retail Fund Investment Corp. Class A	1,646	2,567
Sojitz Corp.	1,295,122	2,562
Taisei Corp.	1,068,361	2,552
Kamigumi Co. Ltd.	255,452	2,543
Konami Corp.	96,874	2,543
^ Hitachi Construction Machinery Co. Ltd.	112,240	2,532
Nabtesco Corp.	99,000	2,515
GS Yuasa Corp.	361,002	2,504
Nisshin Seifun Group Inc.	195,266	2,495
Nomura Research Institute Ltd.	103,920	2,477
FamilyMart Co. Ltd.	65,078	2,459
Hachijuni Bank Ltd.	442,370	2,455
Nippon Meat Packers Inc.	175,574	2,443
Yaskawa Electric Corp.	220,507	2,442
Kawasaki Kisen Kaisha Ltd.	745,730	2,440
Miraca Holdings Inc.	57,600	2,421
Denki Kagaku Kogyo KK	497,357	2,400
TOTO Ltd.	306,262	2,395
Hitachi Metals Ltd.	168,989	2,386
J Front Retailing Co. Ltd.	499,287	2,369
Iyo Bank Ltd.	250,467	2,358
Asics Corp.	155,367	2,356
NGK Spark Plug Co. Ltd.	166,719	2,353
Toho Gas Co. Ltd.	425,466	2,332
Shimamura Co. Ltd.	22,923	2,315
Nissin Foods Holdings Co. Ltd.	60,120	2,295
Japan Steel Works Ltd.	327,200	2,293
Chugoku Bank Ltd.	179,351	2,281
Sumitomo Rubber Industries Ltd.	175,455	2,278
Hiroshima Bank Ltd.	517,445	2,276
SBI Holdings Inc.	23,200	2,276
Toyo Suisan Kaisha Ltd.	91,502	2,264
Seiko Epson Corp.	133,206	2,261
Nippon Paper Group Inc.	101,197	2,260
Shimadzu Corp.	242,846	2,253
Tosoh Corp.	528,848	2,242
Yamaguchi Financial Group Inc.	217,421	2,219

*,^ Elpida Memory Inc.		240,368	2,219
	Nishi-Nippon City Bank Ltd.	706,619	2,173
	Gree Inc.	94,700	2,169
	Daicel Chemical Industries Ltd.	298,860	2,138
	Hitachi Chemical Co. Ltd.	107,843	2,137
	Taiyo Nippon Sanso Corp.	271,807	2,120
	Gunma Bank Ltd.	396,746	2,109
	Kansai Paint Co. Ltd.	227,336	2,099
	Daido Steel Co. Ltd.	293,294	2,079
	Jupiter Telecommunications Co. Ltd.	1,777	2,070
	Chiyoda Corp.	162,000	2,069
	Tokyu Land Corp.	436,460	2,049
	Ushio Inc.	108,325	2,037
	Tsumura & Co.	61,887	2,026
	Toho Co. Ltd.	115,926	2,020
	Takashimaya Co. Ltd.	270,991	2,018
	NOK Corp.	107,658	1,994
*	Yokogawa Electric Corp.	223,483	1,974
	Marui Group Co. Ltd.	233,713	1,914
	Yamaha Corp.	161,674	1,913
*	Sumco Corp.	120,471	1,908
	Fuji Electric Co. Ltd.	585,073	1,905
	Aeon Mall Co. Ltd.	74,080	1,905
	Nomura Real Estate Office Fund Inc. Class A	285	1,869
	Showa Shell Sekiyu KK	193,315	1,861
	Cosmo Oil Co. Ltd.	610,594	1,843
	Kaneka Corp.	287,400	1,839
	Air Water Inc.	151,142	1,833
	Keisei Electric Railway Co. Ltd.	285,050	1,832
	Shinsei Bank Ltd.	1,441,659	1,830
	Kikkoman Corp.	165,463	1,829
	Japan Prime Realty Investment Corp.	707	1,823
	McDonald's Holdings Co. Japan Ltd.	69,701	1,823
	USS Co. Ltd.	22,879	1,821
	Suzuken Co. Ltd.	71,970	1,806
	Nomura Real Estate Holdings Inc.	98,285	1,799
	Minebea Co. Ltd.	351,984	1,790
	Casio Computer Co. Ltd.	248,378	1,758
	Yamazaki Baking Co. Ltd.	123,887	1,715
	Koito Manufacturing Co. Ltd.	98,800	1,698
	Dainippon Sumitomo Pharma Co. Ltd.	164,553	1,673
	Alfresa Holdings Corp.	40,521	1,656
	Hino Motors Ltd.	264,344	1,640
	Citizen Holdings Co. Ltd.	268,473	1,612
	Suruga Bank Ltd.	184,578	1,602
	NHK Spring Co. Ltd.	149,731	1,594
	Mitsui Engineering & Shipbuilding Co. Ltd.	740,648	1,570
	Japan Petroleum Exploration Co.	29,544	1,505
	Nisshin Steel Co. Ltd.	708,099	1,471
	Toyoda Gosei Co. Ltd.	66,925	1,461
	MediPal Holdings Corp.	153,353	1,448
	Aozora Bank Ltd.	590,486	1,440
*	Mizuho Securities Co. Ltd.	582,851	1,416
	Mizuho Trust & Banking Co. Ltd.	1,565,498	1,379
	Hitachi High-Technologies Corp.	63,342	1,372
	Mabuchi Motor Co. Ltd.	26,467	1,368
	Mitsubishi Logistics Corp.	116,534	1,340
	Hakuhodo DY Holdings Inc.	24,073	1,330

Yamato Kogyo Co. Ltd.	43,848	1,315
Oracle Corp. Japan	39,113	1,311
Square Enix Holdings Co. Ltd.	65,125	1,266
Coca-Cola West Co. Ltd.	62,429	1,249
Maruichi Steel Tube Ltd.	48,820	1,237
Itochu Techno-Solutions Corp.	29,773	1,177
Kinden Corp.	138,808	1,174
Seven Bank Ltd.	562	1,156
Toyota Boshoku Corp.	66,415	1,116
Aeon Credit Service Co. Ltd.	79,387	1,115
Otsuka Corp.	16,632	1,104
NTT Urban Development Corp.	1,200	1,099
ABC-Mart Inc.	27,464	1,061
		2,466,408
Netherlands (2.4%)
Unilever NV	1,685,847	54,748
* ING Groep NV	3,963,896	42,537
Koninklijke Philips Electronics NV	1,021,403	25,369
Koninklijke KPN NV	1,626,257	23,192
Koninklijke Ahold NV	1,233,556	16,425
Heineken NV	268,277	15,874
ASML Holding NV	437,818	15,597
Akzo Nobel NV	239,858	14,651
* Aegon NV	1,773,926	10,152
Reed Elsevier NV	710,965	9,482
Koninklijke DSM NV	159,364	9,036
Wolters Kluwer NV	309,151	6,410
Heineken Holding NV	119,256	6,059
Randstad Holding NV	123,221	5,538
Fugro NV	70,596	5,442
SBM Offshore NV	174,510	4,172
Corio NV	61,226	3,733
* TNT Express NV	364,670	3,694
Koninklijke Vopak NV	72,771	3,632
Koninklijke Boskalis Westminster NV	73,155	3,078
PostNL NV	352,623	2,753
Delta Lloyd NV	104,787	2,290
ASML Holding NV	8,519	304
* Aegon NV	860	5
		284,173
New Zealand (0.1%)
Fletcher Building Ltd.	702,406	5,016
Telecom Corp. of New Zealand Ltd.	1,973,336	4,537
Sky City Entertainment Group Ltd.	597,836	1,932
Auckland International Airport Ltd.	962,558	1,910
Contact Energy Ltd.	364,566	1,659
		15,054
Norway (0.9%)
Statoil ASA	1,155,496	28,479
DnB NOR ASA	1,012,070	14,718
Telenor ASA	770,310	12,874
Yara International ASA	195,794	11,184
Seadrill Ltd.	320,545	11,158
* Subsea 7 SA	291,292	7,671
Orkla ASA	798,836	7,507
Norsk Hydro ASA	963,678	6,860
Aker Solutions ASA	170,152	2,978

	Gjensidige Forsikring ASA	208,492	2,468
*,^ Renewable Energy Corp. ASA		513,449	951
			106,848
Portugal (0.3%)
	EDP - Energias de Portugal SA	1,975,613	6,864
	Portugal Telecom SGPS SA	696,299	6,004
	Galp Energia SGPS SA Class B	239,504	5,409
	Jeronimo Martins SGPS SA	227,977	4,461
^	Banco Espirito Santo SA	543,479	2,057
	Cimpor Cimentos de Portugal SGPS SA	207,788	1,613
*,^ Banco Comercial Portugues SA		3,331,798	1,537
*	EDP Renovaveis SA	223,206	1,447
			29,392
Singapore (1.8%)
	DBS Group Holdings Ltd.	1,792,014	23,093
	Singapore Telecommunications Ltd.	8,245,744	22,975
	United Overseas Bank Ltd.	1,277,172	21,661
	Oversea-Chinese Banking Corp. Ltd.	2,591,085	21,370
	Keppel Corp. Ltd.	1,470,815	13,518
*	Genting Singapore plc	6,296,278	9,919
	Wilmar International Ltd.	1,985,824	9,715
	Singapore Airlines Ltd.	558,720	6,578
	CapitaLand Ltd.	2,650,314	6,373
	Noble Group Ltd.	3,937,800	6,106
	Singapore Exchange Ltd.	888,263	5,504
	Singapore Press Holdings Ltd.	1,585,749	5,187
	Fraser and Neave Ltd.	946,729	4,712
	City Developments Ltd.	518,861	4,545
	Jardine Cycle & Carriage Ltd.	110,899	4,450
	SembCorp Industries Ltd.	1,018,023	4,280
	Golden Agri-Resources Ltd.	6,910,260	4,179
*	Hutchison Port Holdings Trust	5,411,130	4,112
	Singapore Technologies Engineering Ltd.	1,579,716	3,957
	SembCorp Marine Ltd.	861,386	3,852
*	Global Logistic Properties Ltd.	1,911,000	3,199
	CapitaMall Trust	1,986,404	3,107
	Ascendas REIT	1,830,174	3,100
	Olam International Ltd.	1,390,381	3,039
	Yangzijiang Shipbuilding Holdings Ltd.	1,968,000	2,372
	Keppel Land Ltd.	742,000	2,357
	ComfortDelGro Corp. Ltd.	1,945,863	2,315
	UOL Group Ltd.	483,201	2,068
	CapitaMalls Asia Ltd.	1,385,000	1,649
^	Cosco Corp. Singapore Ltd.	1,034,993	1,526
	StarHub Ltd.	612,055	1,433
	Neptune Orient Lines Ltd.	915,562	1,093
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	296,075	46
			213,390
Spain (3.3%)
	Telefonica SA	4,185,933	93,303
	Banco Santander SA	8,720,783	91,789
	Banco Bilbao Vizcaya Argentaria SA	4,402,266	46,114
	Iberdrola SA	4,089,667	33,231
	Repsol YPF SA	818,824	25,824
	Inditex SA	225,107	20,355
	Abertis Infraestructuras SA	380,050	6,991
	Gas Natural SDG SA	331,579	6,666

	ACS Actividades de Construccion y Servicios SA	145,522	6,147
	Red Electrica Corp. SA	111,195	6,056
^	Banco Popular Espanol SA	996,308	5,147
	Amadeus IT Holding SA	254,794	5,128
	Ferrovial SA	379,578	4,840
	CaixaBank	773,932	4,470
^	Banco de Sabadell SA	1,150,596	4,302
	Enagas SA	185,331	4,222
*,^ Grifols SA		141,510	3,093
	Mapfre SA	781,697	2,771
	Acciona SA	26,424	2,733
*	Distribuidora Internacional de Alimentacion SA	593,838	2,517
	Zardoya Otis SA	151,867	2,196
*	International Consolidated Airlines Group SA	537,985	2,083
^	Indra Sistemas SA	100,604	1,994
^	Acerinox SA	103,372	1,706
*	International Consolidated Airlines Group SA	431,952	1,677
	Mediaset Espana Comunicacion SA	165,433	1,549
	Telefonica SA ADR	65,067	1,452
^	Fomento de Construcciones y Contratas SA	52,934	1,452
^	Bankinter SA	217,649	1,342
			391,150
Sweden (3.0%)
	Telefonaktiebolaget LM Ericsson Class B	3,116,690	39,148
	Hennes & Mauritz AB Class B	1,058,145	36,106
	Nordea Bank AB	2,720,513	28,935
	Volvo AB Class B	1,426,344	22,998
	TeliaSonera AB	2,240,937	17,137
	Sandvik AB	1,043,491	16,637
	Atlas Copco AB Class A	694,922	16,400
	Svenska Handelsbanken AB Class A	506,584	15,949
	Swedbank AB Class A	838,471	14,682
	Skandinaviska Enskilda Banken AB Class A	1,456,634	11,086
	SKF AB	402,710	10,593
	Investor AB Class B	470,577	10,220
	Millicom International Cellular SA	78,685	9,413
	Svenska Cellulosa AB Class B	593,315	8,638
	Atlas Copco AB Class B	403,399	8,481
	Swedish Match AB	227,108	8,446
	Assa Abloy AB Class B	323,582	8,308
	Alfa Laval AB	349,430	7,291
	Tele2 AB	328,145	6,978
	Skanska AB Class B	413,992	6,732
	Scania AB Class B	331,221	6,439
	Getinge AB	207,209	5,589
	Hexagon AB Class B	262,283	5,338
	Kinnevik Investment AB Class B	212,860	4,900
	Boliden AB	283,056	4,892
	Electrolux AB Class B	248,271	4,680
	Ratos AB	198,794	3,608
	Modern Times Group AB Class B	49,633	3,366
	Securitas AB Class B	324,075	3,299
	Husqvarna AB	460,168	2,658
	SSAB AB Class A	159,875	2,150
	Industrivarden AB	122,473	1,829
	Holmen AB	55,320	1,610
			354,536

Switzerland (8.4%)
Nestle SA	3,585,994	228,433
Novartis AG	2,415,266	148,061
Roche Holding AG	727,092	130,474
* UBS AG	3,741,453	61,766
ABB Ltd.	2,268,629	54,338
Credit Suisse Group AG	1,166,195	41,928
Zurich Financial Services AG	150,718	35,841
Cie Financiere Richemont SA	540,213	34,889
Syngenta AG	97,905	31,167
Swiss Re Ltd.	364,447	20,518
Transocean Ltd.	330,226	20,052
Holcim Ltd.	253,866	17,406
Swatch Group AG (Bearer)	31,918	17,310
2 Synthes Inc.	67,725	12,191
Swisscom AG	24,086	11,593
SGS SA	5,659	10,992
Geberit AG	40,253	9,499
Givaudan SA	8,597	9,413
Julius Baer Group Ltd.	213,715	9,081
Adecco SA	137,019	8,234
Kuehne & Nagel International AG	55,883	7,813
Schindler Holding AG (Bearer)	50,320	5,916
Actelion Ltd.	113,855	5,781
Sika AG	2,117	4,954
Baloise Holding AG	49,164	4,891
Sonova Holding AG	50,855	4,812
Swiss Life Holding AG	31,542	4,684
Lonza Group AG	52,028	4,431
Lindt & Spruengli AG	116	4,431
Swatch Group AG (Registered)	44,934	4,183
Sulzer AG	24,824	3,607
GAM Holding AG	213,867	3,318
Aryzta AG	58,401	3,189
Lindt & Spruengli AG	925	3,012
Schindler Holding AG (Registered)	22,321	2,604
Pargesa Holding SA	27,968	2,477
Straumann Holding AG	8,167	1,860
Aryzta AG	29,041	1,567
* UBS AG	24,848	409
		987,125
United Kingdom (21.4%)
HSBC Holdings plc	18,325,047	178,659
BP plc	19,455,142	146,628
Vodafone Group plc	51,028,802	143,105
GlaxoSmithKline plc	5,367,936	119,680
Rio Tinto plc	1,497,087	105,679
Royal Dutch Shell plc Class B	2,789,925	102,156
British American Tobacco plc	2,066,476	95,392
BHP Billiton plc	2,258,345	84,362
BG Group plc	3,506,205	82,665
Royal Dutch Shell plc Class A	2,205,484	80,787
AstraZeneca plc	1,439,741	69,956
Anglo American plc	1,366,366	64,675
Standard Chartered plc	2,430,131	61,906
Royal Dutch Shell plc Class A	1,482,904	54,429
Diageo plc	2,591,388	52,712

Tesco plc	8,327,305	52,308
Xstrata plc	2,147,708	45,314
Barclays plc	11,978,177	43,464
Unilever plc	1,328,247	42,399
SABMiller plc	985,296	36,808
Imperial Tobacco Group plc	1,053,906	36,483
Reckitt Benckiser Group plc	638,738	36,144
National Grid plc	3,630,475	35,522
* Lloyds Banking Group plc	42,276,962	29,865
Prudential plc	2,635,175	29,684
Centrica plc	5,337,332	26,794
BT Group plc	8,033,384	26,426
Rolls-Royce Holdings plc	1,937,446	20,685
Scottish & Southern Energy plc	964,142	20,658
Shire plc	581,830	20,195
Aviva plc	2,918,544	19,007
Tullow Oil plc	919,416	18,471
Compass Group plc	1,957,420	18,408
BAE Systems plc	3,528,467	17,567
Pearson plc	841,616	16,150
British Sky Broadcasting Group plc	1,179,733	13,787
WPP plc	1,209,968	13,713
Experian plc	1,035,579	13,613
ARM Holdings plc	1,393,556	13,288
Old Mutual plc	5,656,671	11,737
Reed Elsevier plc	1,255,612	11,385
WM Morrison Supermarkets plc	2,333,877	11,117
Land Securities Group plc	795,417	11,114
Legal & General Group plc	6,059,799	11,104
Burberry Group plc	450,218	11,007
* Royal Bank of Scotland Group plc	18,132,111	10,521
Kingfisher plc	2,442,823	10,089
Smith & Nephew plc	922,158	9,701
Antofagasta plc	407,753	9,365
Marks & Spencer Group plc	1,638,410	9,285
* Cairn Energy plc	1,447,952	8,754
Wolseley plc	294,134	8,732
Aggreko plc	275,072	8,711
Randgold Resources Ltd.	94,286	8,559
British Land Co. plc	870,639	8,328
International Power plc	1,581,561	7,916
RSA Insurance Group plc	3,620,313	7,785
Standard Life plc	2,362,862	7,653
Weir Group plc	218,141	7,571
Smiths Group plc	405,858	7,543
Capita Group plc	634,345	7,461
Johnson Matthey plc	222,184	7,406
Next plc	186,426	7,247
Vodafone Group plc ADR	255,762	7,187
Man Group plc	1,944,505	7,076
United Utilities Group plc	705,544	6,801
Resolution Ltd.	1,503,762	6,799
* Glencore International plc	859,827	6,714
* Autonomy Corp. plc	238,668	6,568
G4S plc	1,460,226	6,560
Carnival plc	189,423	6,545
Associated British Foods plc	368,823	6,467
J Sainsbury plc	1,255,639	6,253

Sage Group plc			1,367,330	6,143
Petrofac Ltd.			268,362	6,140
AMEC plc			344,115	5,933
Intercontinental Hotels Group plc			300,130	5,922
Severn Trent plc			245,437	5,749
Hammerson plc			731,492	5,578
Rexam plc			907,488	5,514
Fresnillo plc			185,587	5,325
Admiral Group plc			208,498	5,289
Intertek Group plc			165,181	5,186
Kazakhmys plc			221,586	4,868
Whitbread plc			183,331	4,673
Serco Group plc			510,716	4,519
3i Group plc			1,004,431	4,413
* ITV plc			3,824,238	4,375
Bunzl plc			341,739	4,320
ICAP plc			580,544	4,248
Invensys plc			838,015	4,237
Inmarsat plc			476,769	4,219
Babcock International Group plc			371,328	4,101
Cobham plc			1,195,004	3,983
Investec plc			500,405	3,931
Segro plc			767,530	3,795
Vedanta Resources plc			124,083	3,587
Balfour Beatty plc			712,887	3,540
Capital Shopping Centres Group plc			577,939	3,532
Lonmin plc			167,563	3,474
Eurasian Natural Resources Corp. plc			266,555	3,362
Schroders plc			117,389	3,125
London Stock Exchange Group plc			155,028	2,528
* Essar Energy plc			339,934	2,003
Home Retail Group plc			842,453	1,873
TUI Travel plc			527,751	1,684
				2,517,774
Total Common Stocks (Cost $9,620,774)				11,660,666
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[3,4] Vanguard Market Liquidity Fund	0.114%		54,285,000	54,285

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.100%	8/24/11	1,200	1,200
[5,6] Federal Home Loan Bank Discount Notes	0.050%–0.060%	9/23/11	1,300	1,300
[5,6] Freddie Mac Discount Notes	0.110%	8/10/11	2,000	2,000
[5,6] Freddie Mac Discount Notes	0.070%	8/24/11	50	50
[5,6] Freddie Mac Discount Notes	0.095%	9/27/11	50	50
United States Treasury Bill	0.108%	12/29/11	700	699
				5,299
Total Temporary Cash Investments (Cost $59,584)				59,584

Total Investments (99.7%) (Cost $9,680,358)	11,720,250
Other Assets and Liabilities-Net (0.3%)[4]	33,013
Net Assets (100%)	11,753,263

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $51,349,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.4% and 0.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of this security represented 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $54,284,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $4,050,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

Developed Markets Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2011	248	9,529	(186)
FTSE 100 Index	September 2011	75	7,121	(12)
Topix Index	September 2011	52	5,666	151
S&P ASX 200 Index	September 2011	26	3,125	(95)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	9/14/11	JPY	405,363 USD	5,254	211
UBS AG	9/21/11	EUR	6,951 USD	9,976	80
UBS AG	9/21/11	GBP	4,325 USD	7,096	93
UBS AG	9/21/11	AUD	3,008 USD	3,281	99

Developed Markets Index Fund

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2001, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,295	11,642,371	—
Temporary Cash Investments	54,285	5,299	—
Futures Contracts—Liabilities[1]	(354)	—	—
Forward Currency Contracts—Assets	—	483	—
Total	72,226	11,648,153	—
1 Represents variation margin on the last day of the reporting period.

E. At July 31, 2011, the cost of investment securities for tax purposes was $9,705,766,000. Net unrealized appreciation of investment securities for tax purposes was $2,014,484,000, consisting of unrealized gains of $2,472,419,000 on securities that had risen in value since their purchase and $457,935,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 22, 2011

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683, Incorporated by Reference.